UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

[Attached EDGARIZED SCHEDULE OF INVESTMENTS]

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Common Stocks (93.1%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (8.7%)
Abercrombie & Fitch Co. - Class A	67,500	2,219
* Amazon.com, Inc.	42,300	3,949
Coach, Inc.	38,600	1,271
Comcast Corp. - Class A	152,450	2,575
Johnson Controls, Inc.	132,400	3,384
* Kohl’s Corp.	111,800	6,378
Lowe’s Cos., Inc.	147,700	3,093
McDonald’s Corp.	61,900	3,533
The McGraw-Hill Cos., Inc.	95,300	2,396
NIKE, Inc. - Class B	84,400	5,461
Omnicom Group, Inc.	104,100	3,845
Staples, Inc.	20,700	481
Starwood Hotels & Resorts Worldwide, Inc.	52,200	1,724
Target Corp.	84,600	3,949

Total		44,258

Consumer Staples (11.4%)
Avon Products, Inc.	48,600	1,650
The Coca-Cola Co.	73,300	3,936
Costco Wholesale Corp.	60,400	3,410
CVS Caremark Corp.	262,129	9,369
* Energizer Holdings, Inc.	39,700	2,634
General Mills, Inc.	58,700	3,779
H.J. Heinz Co.	57,900	2,302
* Hansen Natural Corp.	43,900	1,613
The Kroger Co.	149,200	3,079
PepsiCo, Inc.	149,300	8,758
Philip Morris International, Inc.	127,200	6,200
The Procter & Gamble Co.	82,600	4,784
Wal-Mart Stores, Inc.	132,900	6,524

Total		58,038

Energy (6.9%)
Exxon Mobil Corp.	64,534	4,428
Halliburton Co.	125,400	3,401
Hess Corp.	44,800	2,395
Occidental Petroleum Corp.	70,600	5,535
* Petrohawk Energy Corp.	141,100	3,416
Schlumberger, Ltd.	75,500	4,500
* Southwestern Energy Co.	95,700	4,084
* Transocean, Ltd.	35,200	3,010
* Weatherford International, Ltd.	124,700	2,585
XTO Energy, Inc.	43,750	1,808

Total		35,162

Common Stocks (93.1%)	Shares/ $ Par	Value $ (000’s)
Financials (4.7%)
American Express Co.	63,400	2,149
Bank of America Corp.	190,200	3,218
CME Group, Inc. - Class A	7,500	2,312
The Goldman Sachs Group, Inc.	32,500	5,991
Morgan Stanley	17,200	531
Prudential Financial, Inc.	33,900	1,692
State Street Corp.	100,200	5,271
T. Rowe Price Group, Inc.	57,913	2,647

Total		23,811

Health Care (15.6%)
Abbott Laboratories	121,500	6,011
Allergan, Inc.	76,900	4,365
* Amgen, Inc.	92,000	5,541
Baxter International, Inc.	142,800	8,141
* Celgene Corp.	157,200	8,787
* Express Scripts, Inc.	98,000	7,603
* Gilead Sciences, Inc.	149,100	6,945
Johnson & Johnson	108,100	6,582
* Medco Health Solutions, Inc.	116,200	6,427
Schering-Plough Corp.	188,700	5,331
* St. Jude Medical, Inc.	74,100	2,891
Teva Pharmaceutical Industries, Ltd., ADR	78,700	3,979
* Thermo Fisher Scientific, Inc.	96,600	4,218
UnitedHealth Group, Inc.	94,000	2,354

Total		79,175

Industrials (10.2%)
Cummins, Inc.	66,000	2,957
Danaher Corp.	74,000	4,982
Deere & Co.	86,700	3,721
Expeditors International of Washington, Inc.	21,200	745
FedEx Corp.	53,800	4,047
* First Solar, Inc.	12,700	1,941
* Foster Wheeler AG	84,300	2,690
Honeywell International, Inc.	148,300	5,509
J.B. Hunt Transport Services, Inc.	15,800	508
Lockheed Martin Corp.	30,000	2,342
Norfolk Southern Corp.	63,000	2,716
PACCAR, Inc.	74,600	2,813

Common Stocks (93.1%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
Precision Castparts Corp.	36,700	3,739
Raytheon Co.	57,600	2,763
Union Pacific Corp.	77,200	4,505
United Technologies Corp.	93,000	5,667

Total		51,645

Information Technology (29.4%)
Accenture PLC - Class A	59,711	2,225
* Activision Blizzard, Inc.	127,500	1,580
* Adobe Systems, Inc.	67,000	2,214
* Agilent Technologies, Inc.	75,600	2,104
Altera Corp.	81,100	1,663
Amphenol Corp. - Class A	45,600	1,718
Analog Devices, Inc.	55,600	1,533
* Apple, Inc.	79,600	14,755
Automatic Data Processing, Inc.	47,400	1,863
* BMC Software, Inc.	43,700	1,640
* Broadcom Corp. - Class A	61,750	1,895
CA, Inc.	67,500	1,484
* Cisco Systems, Inc.	496,900	11,697
* Cognizant Technology Solutions Corp. - Class A	44,300	1,713
Corning, Inc.	157,400	2,410
* Dell, Inc.	170,000	2,594
* Fiserv, Inc.	31,900	1,538
* Google, Inc. - Class A	21,542	10,682
Hewlett-Packard Co.	165,200	7,799
Intel Corp.	324,000	6,341
International Business Machines Corp.	113,600	13,588
* Intuit, Inc.	50,100	1,428
* Juniper Networks, Inc.	65,200	1,762
Linear Technology Corp.	57,200	1,580
MasterCard, Inc. - Class A	11,900	2,406
Microsoft Corp.	676,700	17,520
* NetApp, Inc.	64,600	1,724
Oracle Corp.	329,500	6,867
Paychex, Inc.	54,400	1,580
QUALCOMM, Inc.	181,500	8,164
* Symantec Corp.	99,900	1,645
Texas Instruments, Inc.	130,600	3,094
Visa, Inc. - Class A	45,900	3,172
Western Union Co.	84,900	1,606
Xilinx, Inc.	70,900	1,660
* Yahoo!, Inc.	116,400	2,073

Total		149,317

Common Stocks (93.1%)	Shares/ $ Par	Value $ (000’s)
Materials (3.8%)
Ecolab, Inc.	53,900	2,492
Freeport-McMoRan Copper & Gold, Inc.	35,100	2,408
Monsanto Co.	76,300	5,905
Nucor Corp.	48,600	2,285
Potash Corp. of Saskatchewan, Inc.	23,300	2,105
Praxair, Inc.	50,700	4,142

Total		19,337

Other Holdings (1.0%)
iShares Russell 1000 Growth Index Fund	112,500	5,210

Total		5,210

Telecommunication Services (0.9%)
* American Tower Corp. - Class A	122,700	4,466

Total		4,466

Utilities (0.5%)
Exelon Corp.	46,700	2,317

Total		2,317

Total Common Stocks (Cost: $441,716)		472,736

Short-Term Investments (6.9%)
Federal Government & Agencies (1.0%)
(b) Federal Home Loan Bank, 0.23%, 10/13/09	5,000,000	5,000

Total		5,000

Finance Services (2.0%)
Alpine Securitization Corp., 0.20%, 10/7/09	5,000,000	5,000
Barton Capital LLC, 0.20%, 10/9/09	5,000,000	5,000

Total		10,000

Oil and Gas (0.9%)
Devon Energy Corp., 0.20%, 10/1/09	4,900,000	4,900

Total		4,900

Personal Credit Institutions (1.0%)
Bryant Park Funding LLC, 0.20%, 10/27/09	5,000,000	4,999

Total		4,999

Short-Term Investments (6.9%)	Shares/ $ Par	Value $ (000’s)
Short Term Business Credit (2.0%)
Falcon Asset Securitization Co. LLC, 0.19%, 10/16/09	10,000,000	9,999

Total		9,999

Total Short-Term Investments (Cost: $34,898)		34,898

Total Investments (100.0%) (Cost: $476,614)(a)		507,634

Other Assets, Less Liabilities (0.0%)		197

Net Assets (100.0%)		507,831

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $476,614 and the net unrealized appreciation of investments based on that cost was $31,020 which is comprised of $65,766 aggregate gross unrealized appreciation and $34,746 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long) (Total Notional Value at September 30, 2009, $18,670)	72	12/09	$282

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$472,736	$—	$—
Short-Term Instruments	—	34,898	—
Other Financial Instruments^	282	—	—

Total	$473,018	$34,898	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Focused Appreciation Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Common Stocks (89.8%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (4.3%)
* Boyd Gaming Corp.	210,825	2,304
* Kohl’s Corp.	45,665	2,605
News Corp. - Class A	466,135	5,589

Total		10,498

Consumer Staples (6.6%)
Bunge, Ltd.	54,175	3,392
Colgate-Palmolive Co.	33,710	2,572
CVS Caremark Corp.	289,765	10,356

Total		16,320

Energy (3.1%)
Petroleo Brasileiro SA, ADR	113,175	5,195
Petroleo Brasileiro SA, ADR - Class A	64,870	2,550

Total		7,745

Financials (11.5%)
ACE, Ltd.	79,720	4,262
CME Group, Inc. - Class A	25,920	7,988
The Goldman Sachs Group, Inc.	39,435	7,270
JPMorgan Chase & Co.	204,280	8,952

Total		28,472

Health Care (17.1%)
Alcon, Inc.	45,530	6,314
* Celgene Corp.	292,870	16,371
* Gilead Sciences, Inc.	232,865	10,847
* Intuitive Surgical, Inc.	13,505	3,542
UnitedHealth Group, Inc.	131,530	3,293
* Vertex Pharmaceuticals, Inc.	49,635	1,881

Total		42,248

Industrials (8.1%)
* First Solar, Inc.	20,005	3,058
Precision Castparts Corp.	131,575	13,404
United Parcel Service, Inc. - Class B	61,770	3,488

Total		19,950

Information Technology (31.6%)
* Apple, Inc.	150,260	27,854
* Cisco Systems, Inc.	558,925	13,157
Corning, Inc.	392,930	6,016
* Google, Inc. - Class A	21,265	10,544
Oracle Corp.	500,690	10,434
* Research In Motion, Ltd.	147,575	9,969

Total		77,974

Common Stocks (89.8%)	Shares/ $ Par	Value $ (000’s)
Materials (3.4%)
Monsanto Co.	101,240	7,836
Vale SA, ADR	22,240	514

Total		8,350

Telecommunication Services (4.1%)
America Movil SAB de CV, ADR Series L	40,950	1,795
* Crown Castle International Corp.	133,980	4,202
* tw telecom, Inc.	313,130	4,211

Total		10,208

Total Common Stocks (Cost: $199,048)		221,765

Short-Term Investments (10.3%)
Federal Government & Agencies (1.2%)
Federal Home Loan Bank, 0.11%, 11/12/09	2,800,000	2,800

Total		2,800

Finance Lessors (1.2%)
Kitty Hawk Funding Corp., 0.21%, 11/3/09	3,000,000	2,999

Total		2,999

Finance Services (2.4%)
Alpine Securitization Corp., 0.20%, 10/6/09	3,000,000	3,000
Barton Capital LLC, 0.20%, 10/5/09	3,000,000	3,000

Total		6,000

Food Processors (1.2%)
Kellogg Co., 0.25%, 10/1/09	3,000,000	3,000

Total		3,000

Oil and Gas (0.7%)
Devon Energy Corp., 0.20%, 10/1/09	1,700,000	1,700

Total		1,700

Personal Credit Institutions (1.2%)
Bryant Park Funding LLC, 0.20%, 10/22/09	3,000,000	3,000

Total		3,000

Short-Term Investments (10.3%)	Shares/ $ Par	Value $ (000’s)
Short Term Business Credit (2.4%)
Atlantic Asset Securitization LLC, 0.21%, 10/5/09	3,000,000	3,000
Falcon Asset Securitization Co. LLC, 0.19%, 10/23/09	3,000,000	2,999

Total		5,999

Total Short-Term Investments (Cost: $25,498)		25,498

Total Investments (100.1%) (Cost: $224,546)(a)		247,263

Other Assets, Less Liabilities (-0.1%)		(295)

Net Assets (100.0%)		246,968

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $224,546 and the net unrealized appreciation of investments based on that cost was $22,717 which is comprised of $32,624 aggregate gross unrealized appreciation and $9,907 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$221,765	$—	$—
Short-Term Instruments	—	25,498	—
Other Financial Instruments^	—	—	—

Total	$221,765	$25,498	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2009, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Large Cap Core Stock Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Common Stocks (97.2%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (7.7%)
Abercrombie & Fitch Co. - Class A	37,500	1,233
* Amazon.com, Inc.	18,200	1,699
Coach, Inc.	28,200	928
Comcast Corp. - Class A	112,300	1,897
The Home Depot, Inc.	31,500	839
Johnson Controls, Inc.	97,200	2,484
* Kohl’s Corp.	76,400	4,359
Lowe’s Cos., Inc.	134,400	2,814
McDonald’s Corp.	27,700	1,581
The McGraw-Hill Cos., Inc.	48,100	1,209
NIKE, Inc. - Class B	54,700	3,539
Omnicom Group, Inc.	65,800	2,431
Staples, Inc.	12,600	293
Starwood Hotels & Resorts Worldwide, Inc.	37,500	1,239
Target Corp.	34,400	1,606

Total		28,151

Consumer Staples (11.7%)
Avon Products, Inc.	31,300	1,063
The Coca-Cola Co.	32,300	1,735
Costco Wholesale Corp.	34,900	1,970
CVS Caremark Corp.	185,522	6,631
* Energizer Holdings, Inc.	34,800	2,309
General Mills, Inc.	44,100	2,839
H.J. Heinz Co.	67,600	2,687
* Hansen Natural Corp.	32,100	1,179
The Kroger Co.	111,500	2,301
PepsiCo, Inc.	87,800	5,150
Philip Morris International, Inc.	79,500	3,875
The Procter & Gamble Co.	109,662	6,352
Wal-Mart Stores, Inc.	93,100	4,570

Total		42,661

Energy (12.3%)
Anadarko Petroleum Corp.	17,100	1,073
Chevron Corp.	89,700	6,317
ConocoPhillips	72,688	3,283
Exxon Mobil Corp.	155,900	10,696
Halliburton Co.	63,300	1,717
Hess Corp.	26,700	1,427
* National-Oilwell Varco, Inc.	67,500	2,911
Occidental Petroleum Corp.	24,000	1,882
* Petrohawk Energy Corp.	107,500	2,602
Schlumberger, Ltd.	40,800	2,432
* Southwestern Energy Co.	69,700	2,975

Common Stocks (97.2%)	Shares/ $ Par	Value $ (000’s)
Energy continued
* Transocean, Ltd.	21,300	1,822
* Weatherford International, Ltd.	121,300	2,514
XTO Energy, Inc.	86,150	3,560

Total		45,211

Financials (14.7%)
American Express Co.	53,900	1,827
Bank of America Corp.	502,707	8,506
The Bank of New York Mellon Corp.	72,500	2,102
CME Group, Inc. - Class A	5,900	1,818
The Goldman Sachs Group, Inc.	25,500	4,701
JPMorgan Chase & Co.	218,096	9,557
Morgan Stanley	90,300	2,788
PNC Financial Services Group, Inc.	35,930	1,746
Prudential Financial, Inc.	70,800	3,534
State Street Corp.	93,000	4,892
T. Rowe Price Group, Inc.	49,400	2,257
The Travelers Cos., Inc.	98,900	4,869
Wells Fargo & Co.	184,800	5,208

Total		53,805

Health Care (14.3%)
Abbott Laboratories	66,300	3,280
Aetna, Inc.	50,700	1,411
Allergan, Inc.	49,200	2,793
* Amgen, Inc.	39,100	2,355
Baxter International, Inc.	89,784	5,119
* Celgene Corp.	83,095	4,645
* Express Scripts, Inc.	60,300	4,678
* Gilead Sciences, Inc.	68,400	3,186
Johnson & Johnson	61,500	3,745
* Medco Health Solutions, Inc.	59,600	3,296
Pfizer, Inc.	263,400	4,359
Schering-Plough Corp.	140,000	3,955
* St. Jude Medical, Inc.	33,900	1,322
Teva Pharmaceutical Industries, Ltd., ADR	57,100	2,887
* Thermo Fisher Scientific, Inc.	59,000	2,576
UnitedHealth Group, Inc.	109,500	2,742

Total		52,349

Industrials (10.9%)
The Boeing Co.	28,000	1,516
Cummins, Inc.	47,300	2,119
Danaher Corp.	33,700	2,269
Deere & Co.	51,300	2,202

Common Stocks (97.2%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
FedEx Corp.	26,800	2,016
* First Solar, Inc.	3,900	596
* Foster Wheeler AG	62,500	1,994
General Electric Co.	405,500	6,658
Honeywell International, Inc.	108,190	4,019
Lockheed Martin Corp.	13,100	1,023
Norfolk Southern Corp.	45,000	1,940
PACCAR, Inc.	52,600	1,984
Precision Castparts Corp.	26,700	2,720
Raytheon Co.	42,200	2,024
Union Pacific Corp.	55,800	3,256
United Parcel Service, Inc. - Class B	19,400	1,096
United Technologies Corp.	37,800	2,303

Total		39,735

Information Technology (17.3%)
* Adobe Systems, Inc.	25,300	836
* Agilent Technologies, Inc.	27,000	751
Analog Devices, Inc.	21,600	596
* Apple, Inc.	32,900	6,099
Applied Materials, Inc.	69,000	925
Automatic Data Processing, Inc.	23,400	920
* Broadcom Corp. - Class A	21,500	660
CA, Inc.	22,000	484
* Cisco Systems, Inc.	216,700	5,101
* Cognizant Technology Solutions Corp. - Class A	14,300	553
* Computer Sciences Corp.	9,100	480
Corning, Inc.	65,500	1,003
* Dell, Inc.	75,500	1,152
* eBay, Inc.	44,200	1,044
* EMC Corp.	84,000	1,431
* Fiserv, Inc.	11,100	535
* Google, Inc. - Class A	8,900	4,413
Hewlett-Packard Co.	88,500	4,178
Intel Corp.	221,100	4,327
International Business Machines Corp.	48,000	5,741
* Intuit, Inc.	18,300	521
* Juniper Networks, Inc.	24,800	670
MasterCard, Inc. - Class A	3,000	606
Microsoft Corp.	283,200	7,332
Motorola, Inc.	99,200	852
* NetApp, Inc.	18,800	502
* NVIDIA Corp.	30,000	451
Oracle Corp.	143,900	2,999
Paychex, Inc.	23,500	683
QUALCOMM, Inc.	62,900	2,829

Common Stocks (97.2%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
* Symantec Corp.	40,200	662
Texas Instruments, Inc.	58,900	1,395
Tyco Electronics, Ltd.	27,600	615
Western Union Co.	29,900	566
Xerox Corp.	54,300	420
* Yahoo!, Inc.	57,400	1,022

Total		63,354

Materials (3.9%)
The Dow Chemical Co.	95,100	2,479
Ecolab, Inc.	40,700	1,881
Freeport-McMoRan Copper & Gold, Inc.	25,800	1,770
Monsanto Co.	40,900	3,166
Nucor Corp.	33,800	1,589
Potash Corp. of Saskatchewan, Inc.	16,600	1,500
Praxair, Inc.	25,300	2,067

Total		14,452

Telecommunication Services (3.1%)
* American Tower Corp. - Class A	75,600	2,752
AT&T, Inc.	246,200	6,650
Verizon Communications, Inc.	67,800	2,052

Total		11,454

Utilities (1.3%)
Exelon Corp.	43,100	2,139
FPL Group, Inc.	50,500	2,789

Total		4,928

Total Common Stocks (Cost: $339,994)		356,100

Short-Term Investments (2.7%)
Federal Government & Agencies (0.7%)
(b) Federal Home Loan Bank, 0.23%, 10/13/09	2,800,000	2,800

Total		2,800

Oil and Gas (2.0%)
Devon Energy Corp., 0.20%, 10/1/09	7,200,000	7,200

Total		7,200

Total Short-Term Investments (Cost: $10,000)		10,000

Total Investments (99.9%) (Cost: $349,994)(a)		366,100

Other Assets, Less Liabilities (0.1%)		211

Net Assets (100.0%)		366,311

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $349,994 and the net unrealized appreciation of investments based on that cost was $16,106 which is comprised of $48,520 aggregate gross unrealized appreciation and $32,414 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long) (Total Notional Value at September 30, 2009, $1,037)	4	12/09	$16

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$356,100	$—	$—
Short-Term Instruments	—	10,000	—
Other Financial Instruments^	16	—	—

Total	$356,116	$10,000	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Large Cap Blend Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Common Stocks (96.0%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (10.8%)
* Apollo Group, Inc. - Class A	1,000	74
BorgWarner, Inc.	3,300	100
Carnival Corp.	7,600	253
CBS Corp. - Class B	23,200	280
Gannett Co., Inc.	11,500	144
* Hanesbrands, Inc.	10,000	214
The Home Depot, Inc.	10,200	272
Honda Motor Co., Ltd., ADR	6,100	185
Johnson Controls, Inc.	2,200	56
Lowe’s Cos., Inc.	18,700	392
Nordstrom, Inc.	5,700	174
Scripps Networks Interactive - Class A	3,100	114
Strayer Education, Inc.	400	87
Target Corp.	23,100	1,078
Time Warner Cable, Inc.	6,343	273
* Urban Outfitters, Inc.	3,300	100
* Viacom, Inc. - Class B	11,500	322
The Walt Disney Co.	17,700	486

Total		4,604

Consumer Staples (12.0%)
Alberto-Culver Co.	3,100	86
Altria Group, Inc.	7,100	126
The Coca-Cola Co.	5,982	321
Colgate-Palmolive Co.	3,800	290
Costco Wholesale Corp.	1,200	68
General Mills, Inc.	3,500	225
Kraft Foods, Inc. - Class A	15,700	412
PepsiCo, Inc.	16,500	968
Philip Morris International, Inc.	29,500	1,438
The Procter & Gamble Co.	8,700	504
Unilever NV	3,900	113
Wal-Mart Stores, Inc.	11,200	550

Total		5,101

Energy (8.2%)
Anadarko Petroleum Corp.	2,800	176
Baker Hughes, Inc.	1,800	77
Chevron Corp.	6,300	444
Devon Energy Corp.	700	47
Diamond Offshore Drilling, Inc.	1,900	181
EOG Resources, Inc.	1,400	117
Exxon Mobil Corp.	2,500	172
Marathon Oil Corp.	6,000	191
Royal Dutch Shell PLC - Class A, ADR	16,400	938
Royal Dutch Shell PLC - Class B, ADR	1,700	95

Common Stocks (96.0%)	Shares/ $ Par	Value $ (000’s)
Energy continued
Schlumberger, Ltd.	11,300	673
* Transocean, Ltd.	800	68
* Weatherford International, Ltd.	15,300	317

Total		3,496

Financials (12.1%)
ACE, Ltd.	1,400	75
Aflac, Inc.	2,200	94
The Allstate Corp.	10,700	328
The Bank of New York Mellon Corp.	2,300	67
* Berkshire Hathaway, Inc. - Class A	2	202
BlackRock, Inc.	400	87
The Charles Schwab Corp.	9,500	182
CME Group, Inc. - Class A	300	92
The Goldman Sachs Group, Inc.	10,900	2,009
Hudson City Bancorp, Inc.	23,500	309
JPMorgan Chase & Co.	17,000	745
Plum Creek Timber Co., Inc.	1,900	58
* The Progressive Corp.	26,900	446
RenaissanceRe Holdings, Ltd.	3,400	186
State Street Corp.	1,700	89
T. Rowe Price Group, Inc.	3,100	142
Ventas, Inc.	1,500	58

Total		5,169

Health Care (16.1%)
Aetna, Inc.	18,600	518
Allergan, Inc.	9,900	562
Baxter International, Inc.	16,000	912
* Biogen Idec, Inc.	10,100	510
* Celgene Corp.	18,700	1,045
* Cerner Corp.	10,200	763
* DaVita, Inc.	10,600	601
Johnson & Johnson	4,800	292
Medtronic, Inc.	9,500	350
Merck & Co., Inc.	14,900	471
Roche Holding AG, ADR	1,700	69
Schering-Plough Corp.	500	14
Shire PLC, ADR	9,300	486
Teva Pharmaceutical Industries, Ltd., ADR	4,400	223
UnitedHealth Group, Inc.	2,200	55

Total		6,871

Industrials (8.0%)
Cummins, Inc.	3,500	157
Danaher Corp.	2,850	192

Common Stocks (96.0%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
* Delta Air Lines, Inc.	12,700	114
Emerson Electric Co.	6,700	269
FedEx Corp.	2,200	165
* First Solar, Inc.	1,200	183
Fluor Corp.	9,800	498
General Electric Co.	24,200	397
Illinois Tool Works, Inc.	5,600	239
* Iron Mountain, Inc.	6,300	168
* Jacobs Engineering Group, Inc.	1,000	46
* Monster Worldwide, Inc.	6,800	119
Norfolk Southern Corp.	3,000	129
Parker Hannifin Corp.	1,700	88
Southwest Airlines Co.	13,100	126
Union Pacific Corp.	1,200	70
United Parcel Service, Inc. - Class B	5,100	288
United Technologies Corp.	2,800	171

Total		3,419

Information Technology (17.6%)
* Adobe Systems, Inc.	13,700	453
* Agilent Technologies, Inc.	7,400	206
* Apple, Inc.	2,500	463
* Broadcom Corp. - Class A	13,400	411
* Cisco Systems, Inc.	35,800	843
* Google, Inc. - Class A	2,550	1,264
Hewlett-Packard Co.	3,800	179
International Business Machines Corp.	2,500	299
Jabil Circuit, Inc.	12,300	165
* Juniper Networks, Inc.	19,600	530
Maxim Integrated Products, Inc.	12,200	221
Microchip Technology, Inc.	4,600	122
Microsoft Corp.	8,000	207
* NetApp, Inc.	5,300	141
Nintendo Co., Ltd., ADR	7,600	240
Oracle Corp.	2,900	61
Paychex, Inc.	12,700	369
QUALCOMM, Inc.	10,700	481
* Research In Motion, Ltd.	4,300	291
Tyco Electronics, Ltd.	7,200	160
Visa, Inc. - Class A	4,700	325
* Yahoo!, Inc.	3,700	66

Total		7,497

Materials (7.1%)
Air Products and Chemicals, Inc.	2,500	194
Allegheny Technologies, Inc.	9,600	336
Barrick Gold Corp.	13,600	515

Common Stocks (96.0%)	Shares/ $ Par	Value $ (000’s)
Materials continued
Cliffs Natural Resources, Inc.	4,500	146
The Dow Chemical Co.	7,000	183
Freeport-McMoRan Copper & Gold, Inc.	4,400	302
Monsanto Co.	5,600	433
Nucor Corp.	6,900	324
Potash Corp. of Saskatchewan, Inc.	2,500	226
Vulcan Materials Co.	7,100	384

Total		3,043

Telecommunication Services (3.0%)
* American Tower Corp. - Class A	19,600	713
AT&T, Inc.	16,300	440
* tw telecom, Inc.	8,000	108

Total		1,261

Utilities (1.1%)
American Water Works Co., Inc.	9,000	180
Edison International	1,800	61
Progress Energy, Inc.	1,800	70
Sempra Energy	3,600	179

Total		490

Total Common Stocks (Cost: $39,513)		40,951

Preferred Stocks (0.4%)
Pharmaceutical Preparations (0.4%)
Schering-Plough Corp., 6.00%, 8/13/10	700	170

Total Preferred Stocks (Cost: $150)		170

Short-Term Investments (4.0%)
Oil and Gas (4.0%)
Devon Energy Corp., 0.20%, 10/1/09	1,700,000	1,700

Total		1,700

Total Short-Term Investments (Cost: $1,700)		1,700

Total Investments (100.4%) (Cost: $41,363)(a)		42,821

Other Assets, Less Liabilities (-0.4%)		(163)

Net Assets (100.0%)		42,658

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $41,363 and the net unrealized appreciation of investments based on that cost was $1,458 which is comprised of $3,564 aggregate gross unrealized appreciation and $2,106 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$40,951	$—	$—
Preferred Stocks	170	—	—
Short-Term Instruments	—	1,700	—
Other Financial Instruments^	—	—	—

Total	$41,121	$1,700	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2009, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Index 500 Stock Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (8.9%)
Abercrombie & Fitch Co. - Class A	13,000	427
* Amazon.com, Inc.	49,300	4,603
* Apollo Group, Inc. - Class A	18,900	1,392
* AutoNation, Inc.	14,029	254
* AutoZone, Inc.	4,825	706
* Bed Bath & Beyond, Inc.	38,800	1,457
Best Buy Co., Inc.	50,675	1,901
* Big Lots, Inc.	12,300	308
The Black & Decker Corp.	8,900	412
Carnival Corp.	65,009	2,163
CBS Corp. - Class B	100,524	1,211
Coach, Inc.	47,200	1,554
Comcast Corp. - Class A	425,605	7,188
D.R. Horton, Inc.	40,900	467
Darden Restaurants, Inc.	20,650	705
DeVry, Inc.	9,200	509
* The DIRECTV Group, Inc.	66,700	1,840
Eastman Kodak Co.	39,783	190
* Expedia, Inc.	31,200	747
Family Dollar Stores, Inc.	20,700	546
* Ford Motor Co.	477,665	3,444
Fortune Brands, Inc.	22,267	957
* GameStop Corp. - Class A	24,400	646
Gannett Co., Inc.	34,750	435
The Gap, Inc.	71,375	1,527
Genuine Parts Co.	23,700	902
* The Goodyear Tire & Rubber Co.	35,900	611
H&R Block, Inc.	49,700	913
Harley-Davidson, Inc.	34,800	800
Harman International Industries, Inc.	10,300	349
Hasbro, Inc.	18,625	517
The Home Depot, Inc.	252,800	6,735
International Game Technology	43,900	943
* The Interpublic Group of Companies, Inc.	72,100	542
J.C. Penney Co., Inc.	34,950	1,180
Johnson Controls, Inc.	88,300	2,257
KB Home	11,000	183
* Kohl’s Corp.	45,267	2,582
Leggett & Platt, Inc.	23,133	449
Lennar Corp. - Class A	22,900	326
Limited Brands, Inc.	39,587	673
Lowe’s Cos., Inc.	219,100	4,588
Macy’s, Inc.	62,346	1,140

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary continued
Marriott International, Inc. - Class A	37,230	1,027
Mattel, Inc.	53,388	986
McDonald’s Corp.	161,878	9,238
The McGraw-Hill Cos., Inc.	46,720	1,175
Meredith Corp.	5,400	162
The New York Times Co. - Class A	17,170	139
Newell Rubbermaid, Inc.	41,192	646
News Corp. - Class A	333,400	3,997
NIKE, Inc. - Class B	57,600	3,727
Nordstrom, Inc.	24,434	746
* Office Depot, Inc.	40,757	270
Omnicom Group, Inc.	46,100	1,703
* O’Reilly Automotive, Inc.	20,300	734
Polo Ralph Lauren Corp. - Class A	8,600	659
Pulte Homes, Inc.	46,835	515
RadioShack Corp.	18,600	308
Scripps Networks Interactive - Class A	13,200	488
* Sears Holdings Corp.	7,380	482
The Sherwin-Williams Co.	14,513	873
Staples, Inc.	107,050	2,486
* Starbucks Corp.	109,300	2,257
Starwood Hotels & Resorts Worldwide, Inc.	27,700	915
Target Corp.	111,457	5,203
Tiffany & Co.	18,367	708
Time Warner Cable, Inc.	52,292	2,253
Time Warner, Inc.	175,833	5,060
The TJX Cos., Inc.	62,900	2,337
VF Corp.	13,257	960
* Viacom, Inc. - Class B	90,024	2,524
The Walt Disney Co.	275,657	7,570
The Washington Post Co. - Class B	900	421
Whirlpool Corp.	10,944	766
Wyndham Worldwide Corp.	26,486	432
* Wynn Resorts, Ltd.	10,200	723
Yum! Brands, Inc.	69,160	2,335

Total		126,104

Consumer Staples (11.3%)
Altria Group, Inc.	307,222	5,472
Archer-Daniels-Midland Co.	95,203	2,782
Avon Products, Inc.	63,300	2,150
Brown-Forman Corp. - Class B	16,322	787

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Consumer Staples continued
Campbell Soup Co.	28,622	934
The Clorox Co.	20,650	1,215
The Coca-Cola Co.	343,675	18,455
Coca-Cola Enterprises, Inc.	47,000	1,006
Colgate-Palmolive Co.	73,922	5,639
ConAgra Foods, Inc.	65,567	1,421
* Constellation Brands, Inc. - Class A	29,400	445
Costco Wholesale Corp.	64,464	3,640
CVS Caremark Corp.	214,061	7,651
* Dean Foods Co.	26,700	475
* Dr. Pepper Snapple Group, Inc.	37,700	1,084
The Estee Lauder Cos., Inc. - Class A	17,500	649
General Mills, Inc.	48,267	3,107
H.J. Heinz Co.	46,717	1,857
The Hershey Co.	24,600	956
Hormel Foods Corp.	10,300	366
The J.M. Smucker Co.	17,600	933
Kellogg Co.	38,057	1,874
Kimberly-Clark Corp.	61,456	3,625
Kraft Foods, Inc. - Class A	218,696	5,745
The Kroger Co.	96,605	1,994
Lorillard, Inc.	24,446	1,816
McCormick & Co., Inc.	19,400	658
Molson Coors Brewing Co. - Class B	23,300	1,134
The Pepsi Bottling Group, Inc.	21,400	780
PepsiCo, Inc.	231,030	13,552
Philip Morris International, Inc.	286,922	13,985
The Procter & Gamble Co.	432,864	25,071
Reynolds American, Inc.	25,100	1,117
Safeway, Inc.	61,800	1,219
Sara Lee Corp.	103,135	1,149
SUPERVALU, INC.	31,470	474
Sysco Corp.	87,625	2,177
Tyson Foods, Inc. - Class A	45,100	570
Walgreen Co.	147,146	5,514
Wal-Mart Stores, Inc.	320,300	15,723
* Whole Foods Market, Inc.	20,800	634

Total		159,835

Energy (11.5%)
Anadarko Petroleum Corp.	72,724	4,562

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Energy continued
Apache Corp.	49,746	4,568
Baker Hughes, Inc.	45,930	1,959
BJ Services Co.	43,300	841
Cabot Oil & Gas Corp.	15,400	551
* Cameron International Corp.	32,600	1,233
Chesapeake Energy Corp.	95,200	2,704
Chevron Corp.	297,414	20,947
ConocoPhillips	219,938	9,932
CONSOL Energy, Inc.	26,800	1,209
* Denbury Resources, Inc.	37,000	560
Devon Energy Corp.	65,800	4,430
Diamond Offshore Drilling, Inc.	10,300	984
El Paso Corp.	103,971	1,073
ENSCO International, Inc.	21,100	898
EOG Resources, Inc.	37,320	3,117
Exxon Mobil Corp.	712,656	48,895
* FMC Technologies, Inc.	18,200	951
Halliburton Co.	133,738	3,627
Hess Corp.	43,200	2,309
Marathon Oil Corp.	104,966	3,348
Massey Energy Co.	12,700	354
Murphy Oil Corp.	28,300	1,629
* Nabors Industries, Ltd.	42,100	880
* National-Oilwell Varco, Inc.	62,000	2,674
Noble Energy, Inc.	25,700	1,695
Occidental Petroleum Corp.	120,240	9,427
Peabody Energy Corp.	39,700	1,478
Pioneer Natural Resources Co.	17,000	617
Range Resources Corp.	23,300	1,150
Rowan Cos., Inc.	16,850	389
Schlumberger, Ltd.	177,634	10,587
Smith International, Inc.	32,700	939
* Southwestern Energy Co.	51,100	2,181
Spectra Energy Corp.	95,736	1,813
Sunoco, Inc.	17,300	492
Tesoro Corp.	20,700	310
Valero Energy Corp.	83,500	1,619
The Williams Companies, Inc.	86,500	1,546
XTO Energy, Inc.	86,023	3,554

Total		162,032

Financials (14.9%)
Aflac, Inc.	69,350	2,964
The Allstate Corp.	79,528	2,435
American Express Co.	176,375	5,979
* American International Group, Inc.	19,991	882
Ameriprise Financial, Inc.	37,855	1,375
Aon Corp.	40,700	1,656
Apartment Investment & Management Co. - Class A	17,356	256
Assurant, Inc.	17,500	561

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Financials continued
AvalonBay Communities, Inc.	11,873	864
Bank of America Corp.	1,282,996	21,708
The Bank of New York Mellon Corp.	178,363	5,171
BB&T Corp.	101,100	2,754
Boston Properties, Inc.	20,600	1,350
Capital One Financial Corp.	67,429	2,409
* CB Richard Ellis Group, Inc. - Class A	35,400	416
The Charles Schwab Corp.	141,211	2,704
The Chubb Corp.	51,900	2,616
Cincinnati Financial Corp.	24,075	626
Citigroup, Inc.	1,934,048	9,361
CME Group, Inc. - Class A	9,900	3,051
Comerica, Inc.	22,450	666
Discover Financial Services	79,456	1,290
* E*TRADE Financial Corp.	137,500	241
Equity Residential	40,600	1,246
Federated Investors, Inc. - Class B	13,100	345
Fifth Third Bancorp	117,934	1,195
* First Horizon National Corp.	32,676	432
Franklin Resources, Inc.	22,250	2,238
Genworth Financial, Inc. - Class A	71,400	853
The Goldman Sachs Group, Inc.	75,800	13,974
The Hartford Financial Services Group, Inc.	56,950	1,509
HCP, Inc.	43,500	1,250
Health Care REIT, Inc.	17,800	741
Host Hotels & Resorts, Inc.	89,600	1,055
Hudson City Bancorp, Inc.	69,900	919
Huntington Bancshares, Inc.	98,542	464
* IntercontinentalExchange, Inc.	10,900	1,059
Invesco, Ltd.	61,700	1,404
Janus Capital Group, Inc.	26,829	380
JPMorgan Chase & Co.	583,229	25,557
KeyCorp	130,275	847
Kimco Realty Corp.	55,800	728
Legg Mason, Inc.	24,100	748
* Leucadia National Corp.	28,200	697
Lincoln National Corp.	44,830	1,162
Loews Corp.	53,921	1,847
M&T Bank Corp.	12,200	760
Marsh & McLennan Cos., Inc.	77,680	1,921
Marshall & Ilsley Corp.	54,600	441

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Financials continued
* MBIA, Inc.	23,450	182
MetLife, Inc.	121,374	4,621
Moody’s Corp.	29,050	594
Morgan Stanley	201,513	6,223
* The Nasdaq OMX Group, Inc.	21,000	442
Northern Trust Corp.	35,750	2,079
NYSE Euronext	38,600	1,115
People’s United Financial, Inc.	51,700	804
Plum Creek Timber Co., Inc.	24,100	738
PNC Financial Services Group, Inc.	68,389	3,323
Principal Financial Group, Inc.	47,300	1,296
* The Progressive Corp.	100,600	1,668
ProLogis	65,700	783
Prudential Financial, Inc.	68,700	3,429
Public Storage	20,100	1,512
Regions Financial Corp.	176,190	1,094
Simon Property Group, Inc.	41,977	2,915
* SLM Corp.	69,342	605
State Street Corp.	73,300	3,856
SunTrust Banks, Inc.	73,933	1,667
T. Rowe Price Group, Inc.	38,000	1,737
Torchmark Corp.	12,250	532
The Travelers Cos., Inc.	84,210	4,146
U.S. Bancorp	283,521	6,198
Unum Group	49,131	1,053
Ventas, Inc.	23,200	893
Vornado Realty Trust	23,190	1,494
Wells Fargo & Co.	692,831	19,524
XL Capital, Ltd. - Class A	50,700	885
Zions Bancorporation	18,700	336

Total		210,851

Health Care (12.9%)
Abbott Laboratories	229,250	11,341
Aetna, Inc.	64,708	1,801
Allergan, Inc.	45,634	2,590
AmerisourceBergen Corp.	44,100	987
* Amgen, Inc.	150,617	9,072
Baxter International, Inc.	89,400	5,097
Becton, Dickinson and Co.	35,550	2,480
* Biogen Idec, Inc.	42,790	2,162
* Boston Scientific Corp.	223,522	2,367
Bristol-Myers Squibb Co.	293,808	6,617
C.R. Bard, Inc.	14,500	1,140
Cardinal Health, Inc.	53,325	1,429
* CareFusion Corp.	26,712	582
* Celgene Corp.	68,000	3,801
* Cephalon, Inc.	11,100	646
CIGNA Corp.	40,487	1,137

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
* Coventry Health Care, Inc.	22,200	443
* DaVita, Inc.	15,400	872
DENTSPLY International, Inc.	22,000	760
Eli Lilly and Co.	149,906	4,951
* Express Scripts, Inc.	40,700	3,158
* Forest Laboratories, Inc.	44,766	1,318
* Genzyme Corp.	40,100	2,275
* Gilead Sciences, Inc.	134,100	6,246
* Hospira, Inc.	23,865	1,064
* Humana, Inc.	25,200	940
IMS Health, Inc.	27,067	415
* Intuitive Surgical, Inc.	5,600	1,469
Johnson & Johnson	408,637	24,882
* King Pharmaceuticals, Inc.	36,766	396
* Laboratory Corp. of America Holdings	16,100	1,058
* Life Technologies Corp.	26,080	1,214
McKesson Corp.	39,505	2,353
* Medco Health Solutions, Inc.	70,244	3,885
Medtronic, Inc.	164,100	6,039
Merck & Co., Inc.	312,720	9,891
* Millipore Corp.	8,200	577
* Mylan, Inc.	45,300	725
* Patterson Cos., Inc.	13,700	373
PerkinElmer, Inc.	17,300	333
Pfizer, Inc.	1,000,834	16,564
Quest Diagnostics, Inc.	23,100	1,206
Schering-Plough Corp.	242,350	6,846
* St. Jude Medical, Inc.	51,600	2,013
Stryker Corp.	41,900	1,904
* Tenet Healthcare Corp.	64,250	378
* Thermo Fisher Scientific, Inc.	60,500	2,642
UnitedHealth Group, Inc.	172,344	4,315
* Varian Medical Systems, Inc.	18,600	784
* Waters Corp.	14,200	793
* Watson Pharmaceuticals, Inc.	15,700	575
* WellPoint, Inc.	70,400	3,334
Wyeth	198,029	9,620
* Zimmer Holdings, Inc.	31,737	1,696

Total		181,556

Industrials (10.1%)
3M Co.	103,576	7,644
Avery Dennison Corp.	16,750	603
The Boeing Co.	107,776	5,836
Burlington Northern Santa Fe Corp.	38,785	3,096
C.H. Robinson Worldwide, Inc.	25,000	1,444
Caterpillar, Inc.	92,176	4,731
Cintas Corp.	19,533	592
CSX Corp.	58,100	2,432
Cummins, Inc.	29,900	1,340

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
Danaher Corp.	38,400	2,585
Deere & Co.	62,720	2,692
Dover Corp.	27,567	1,069
The Dun & Bradstreet Corp.	7,800	587
Eaton Corp.	24,600	1,392
Emerson Electric Co.	111,500	4,469
Equifax, Inc.	18,700	545
Expeditors International of Washington, Inc.	31,500	1,107
Fastenal Co.	19,600	759
FedEx Corp.	46,320	3,484
Flowserve Corp.	8,300	818
Fluor Corp.	26,700	1,358
General Dynamics Corp.	57,100	3,689
General Electric Co.	1,575,906	25,876
Goodrich Corp.	18,400	1,000
Honeywell International, Inc.	111,550	4,144
Illinois Tool Works, Inc.	57,100	2,439
* Iron Mountain, Inc.	26,700	712
ITT Corp.	27,000	1,408
* Jacobs Engineering Group, Inc.	18,400	845
L-3 Communications Holdings, Inc.	17,300	1,390
Lockheed Martin Corp.	47,908	3,741
Masco Corp.	53,300	689
* Monster Worldwide, Inc.	18,667	326
Norfolk Southern Corp.	54,557	2,352
Northrop Grumman Corp.	47,220	2,444
PACCAR, Inc.	53,915	2,033
Pall Corp.	17,450	563
Parker Hannifin Corp.	23,812	1,234
Pitney Bowes, Inc.	30,737	764
Precision Castparts Corp.	20,800	2,119
* Quanta Services, Inc.	29,400	651
R.R. Donnelley & Sons Co.	30,434	647
Raytheon Co.	57,700	2,768
Republic Services, Inc.	47,807	1,270
Robert Half International, Inc.	22,540	564
Rockwell Automation, Inc.	21,050	897
Rockwell Collins, Inc.	23,350	1,186
Ryder System, Inc.	8,300	324
Snap-on, Inc.	8,517	296
Southwest Airlines Co.	109,967	1,056
The Stanley Works	11,750	502
* Stericycle, Inc.	12,600	610
Textron, Inc.	40,100	761
Union Pacific Corp.	74,820	4,366
United Parcel Service, Inc. - Class B	147,500	8,329
United Technologies Corp.	139,634	8,508
W.W. Grainger, Inc.	9,300	831

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
Waste Management, Inc.	73,085	2,179

Total		142,096

Information Technology (18.3%)
* Adobe Systems, Inc.	77,850	2,572
* Advanced Micro Devices, Inc.	83,200	471
* Affiliated Computer Services, Inc. - Class A	14,500	786
* Agilent Technologies, Inc.	51,137	1,423
* Akamai Technologies, Inc.	25,600	504
Altera Corp.	43,611	895
Amphenol Corp. - Class A	25,400	957
Analog Devices, Inc.	43,257	1,193
* Apple, Inc.	132,800	24,617
Applied Materials, Inc.	197,800	2,651
* Autodesk, Inc.	34,068	811
Automatic Data Processing, Inc.	74,450	2,926
* BMC Software, Inc.	27,260	1,023
* Broadcom Corp. - Class A	63,900	1,961
CA, Inc.	58,892	1,295
* Ciena Corp.	13,585	221
* Cisco Systems, Inc.	855,400	20,136
* Citrix Systems, Inc.	27,120	1,064
* Cognizant Technology Solutions Corp. - Class A	43,500	1,682
* Computer Sciences Corp.	22,450	1,183
* Compuware Corp.	35,257	258
* Convergys Corp.	18,250	181
Corning, Inc.	230,500	3,529
* Dell, Inc.	255,233	3,895
* eBay, Inc.	166,500	3,931
* Electronic Arts, Inc.	48,000	914
* EMC Corp.	299,874	5,110
Fidelity National Information Services, Inc.	28,400	725
* Fiserv, Inc.	22,925	1,105
* FLIR Systems, Inc.	22,500	629
* Google, Inc. - Class A	35,700	17,702
Harris Corp.	19,400	729
Hewlett-Packard Co.	351,626	16,600
Intel Corp.	830,163	16,246
International Business Machines Corp.	194,439	23,257
* Intuit, Inc.	47,900	1,365
Jabil Circuit, Inc.	27,367	367
* JDS Uniphase Corp.	32,150	229
* Juniper Networks, Inc.	77,700	2,099
KLA-Tencor Corp.	25,300	907
* Lexmark International, Inc. - Class A	11,600	250
Linear Technology Corp.	32,950	910
* LSI Corp.	96,700	531

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
MasterCard, Inc. - Class A	14,200	2,871
* McAfee, Inc.	23,300	1,020
* MEMC Electronic Materials, Inc.	33,200	552
Microchip Technology, Inc.	27,100	718
* Micron Technology, Inc.	125,550	1,030
Microsoft Corp.	1,149,592	29,763
Molex, Inc.	20,150	421
Motorola, Inc.	340,377	2,924
National Semiconductor Corp.	34,686	495
* NetApp, Inc.	49,900	1,331
* Novell, Inc.	51,400	232
* Novellus Systems, Inc.	14,500	304
* NVIDIA Corp.	81,250	1,221
Oracle Corp.	579,225	12,071
Paychex, Inc.	47,635	1,384
* QLogic Corp.	17,500	301
QUALCOMM, Inc.	246,534	11,089
* Red Hat, Inc.	27,900	771
* Salesforce.com, Inc.	16,200	922
* SanDisk Corp.	33,700	731
* Sun Microsystems, Inc.	111,549	1,014
* Symantec Corp.	120,754	1,989
* Tellabs, Inc.	58,792	407
* Teradata Corp.	25,500	702
* Teradyne, Inc.	25,850	239
Texas Instruments, Inc.	187,100	4,432
Total System Services, Inc.	29,278	472
* VeriSign, Inc.	28,600	678
* Western Digital Corp.	33,300	1,216
Western Union Co.	104,032	1,968
Xerox Corp.	128,900	998
Xilinx, Inc.	40,900	958
* Yahoo!, Inc.	176,900	3,151

Total		258,215

Materials (3.4%)
Air Products and Chemicals, Inc.	31,167	2,418
Airgas, Inc.	12,100	585
AK Steel Holding Corp.	16,200	320
Alcoa, Inc.	144,507	1,896
Allegheny Technologies, Inc.	14,517	508
Ball Corp.	13,932	685
Bemis Co., Inc.	16,000	415
CF Industries Holdings, Inc.	7,300	629
The Dow Chemical Co.	169,609	4,422
E.I. du Pont de Nemours and Co.	134,028	4,308
Eastman Chemical Co.	10,825	580
Ecolab, Inc.	35,100	1,623
FMC Corp.	10,800	608
Freeport-McMoRan Copper & Gold, Inc.	61,088	4,191

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Materials continued
International Flavors & Fragrances, Inc.	11,700	444
International Paper Co.	64,166	1,426
MeadWestvaco Corp.	25,379	566
Monsanto Co.	81,006	6,270
Newmont Mining Corp.	72,680	3,199
Nucor Corp.	46,632	2,192
* Owens-Illinois, Inc.	25,000	922
* Pactiv Corp.	19,600	511
PPG Industries, Inc.	24,467	1,424
Praxair, Inc.	45,500	3,717
Sealed Air Corp.	23,542	462
Sigma-Aldrich Corp.	18,100	977
Titanium Metals Corp.	12,600	121
United States Steel Corp.	21,250	943
Vulcan Materials Co.	18,500	1,000
Weyerhaeuser Co.	31,380	1,150

Total		48,512

Telecommunication Services (3.1%)
* American Tower Corp. - Class A	58,500	2,130
AT&T, Inc.	874,975	23,633
CenturyTel, Inc.	44,059	1,480
Frontier Communications Corp.	46,300	349
* MetroPCS Communications, Inc.	38,600	361
Qwest Communications International, Inc.	219,835	838
* Sprint Nextel Corp.	426,502	1,685
Verizon Communications, Inc.	421,242	12,751
Windstream Corp.	64,792	656

Total		43,883

Utilities (3.6%)
* The AES Corp.	98,900	1,466
Allegheny Energy, Inc.	25,100	666
Ameren Corp.	34,567	874
American Electric Power Co., Inc.	70,740	2,192
CenterPoint Energy, Inc.	57,262	712
CMS Energy Corp.	33,900	454
Consolidated Edison, Inc.	40,750	1,668
Constellation Energy Group, Inc.	29,800	965
Dominion Resources, Inc.	88,176	3,042
DTE Energy Co.	24,350	856
Duke Energy Corp.	192,273	3,026
* Dynegy, Inc. - Class A	75,200	192
Edison International	48,320	1,623
Entergy Corp.	29,009	2,317
EQT Corp.	19,400	826
Exelon Corp.	97,724	4,849
FirstEnergy Corp.	45,165	2,065
FPL Group, Inc.	61,014	3,370
Integrys Energy Group, Inc.	11,332	407
Nicor, Inc.	6,750	247

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Utilities continued
NiSource, Inc.	40,873	568
Northeast Utilities	26,000	617
Pepco Holdings, Inc.	32,700	487
PG&E Corp.	54,925	2,224
Pinnacle West Capital Corp.	15,000	492
PPL Corp.	55,868	1,695
Progress Energy, Inc.	41,392	1,617
Public Service Enterprise Group, Inc.	75,072	2,360
Questar Corp.	25,800	969
SCANA Corp.	16,400	572
Sempra Energy	36,402	1,813
Southern Co.	118,100	3,740
TECO Energy, Inc.	31,700	446
Wisconsin Energy Corp.	17,300	781
Xcel Energy, Inc.	67,620	1,301

Total		51,499

Total Common Stocks (Cost: $1,315,779)		1,384,583

Short-Term Investments (1.9%)
Electric Utilities (0.2%)
(b) Xcel Energy, Inc., 0.33%, 10/14/09	3,000,000	3,000

Total		3,000

Federal Government & Agencies (0.4%)
Federal Home Loan Bank, 0.23%, 10/13/09	5,000,000	5,000

Total		5,000

Finance Services (0.4%)
Ciesco LLC, 0.10%, 10/1/09	6,300,000	6,300

Total		6,300

Oil and Gas (0.1%)
Devon Energy Corp., 0.20%, 10/1/09	1,900,000	1,900

Total		1,900

Personal Credit Institutions (0.4%)
Bryant Park Funding LLC, 0.20%, 10/22/09	5,000,000	4,999

Total		4,999

Short-Term Investments (1.9%)	Shares/ $ Par	Value $ (000’s)
Short Term Business Credit (0.4%)
Falcon Asset Securitization Co. LLC, 0.19%, 10/23/09	5,000,000	4,999

Total		4,999

Total Short-Term Investments (Cost: $26,198)		26,198

Total Investments (99.9%) (Cost: $1,341,977)(a)		1,410,781

Other Assets, Less Liabilities (0.1%)		1,448

Net Assets (100.0%)		1,412,229

*	Non-Income Producing

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $1,341,977 and the net unrealized appreciation of investments based on that cost was $68,804 which is comprised of $340,110 aggregate gross unrealized appreciation and $271,306 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long) (Total Notional Value at September 30, 2009, $25,672)	99	12/09	$387

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets;
Domestic Common Stocks	$1,384,583	$—	$—
Short-Term Instruments	—	26,198	—
Other Financial Instruments^	387	—	—

Total	$1,384,970	$26,198	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Large Company Value Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Common Stocks (94.3%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (9.4%)
Best Buy Co., Inc.	2,400	90
CBS Corp. - Class B	24,000	289
Comcast Corp. - Class A	22,600	382
Darden Restaurants, Inc.	3,100	106
The Gap, Inc.	8,600	184
H&R Block, Inc.	11,100	204
The Home Depot, Inc.	13,500	360
* Kohl’s Corp.	4,500	257
Newell Rubbermaid, Inc.	19,600	307
Staples, Inc.	11,000	255
* Starbucks Corp.	6,300	130
Time Warner Cable, Inc.	4,500	194
Time Warner, Inc.	17,200	495
VF Corp.	2,900	210
* Viacom, Inc. - Class B	13,800	387

Total		3,850

Consumer Staples (6.7%)
Altria Group, Inc.	13,700	244
The Coca-Cola Co.	10,400	558
The Kroger Co.	13,300	275
Lorillard, Inc.	3,700	275
Sysco Corp.	8,500	211
Unilever NV	12,900	372
Walgreen Co.	12,700	476
Wal-Mart Stores, Inc.	6,900	339

Total		2,750

Energy (17.3%)
Apache Corp.	4,800	441
Baker Hughes, Inc.	3,100	132
Chevron Corp.	18,600	1,310
ConocoPhillips	23,600	1,066
Devon Energy Corp.	4,500	303
Diamond Offshore Drilling, Inc.	1,200	115
Exxon Mobil Corp.	26,500	1,818
* National-Oilwell Varco, Inc.	8,300	358
Occidental Petroleum Corp.	4,900	384
Royal Dutch Shell PLC - Class A, ADR	18,200	1,041
Smith International, Inc.	2,000	57
Valero Energy Corp.	5,200	101

Total		7,126

Financials (19.9%)
The Allstate Corp.	16,600	508
Ameriprise Financial, Inc.	10,600	385
Bank of America Corp.	78,000	1,320

Common Stocks (94.3%)	Shares/ $ Par	Value $ (000’s)
Financials continued
The Bank of New York Mellon Corp.	13,600	394
The Chubb Corp.	4,500	227
Citigroup, Inc.	18,100	88
The Goldman Sachs Group, Inc.	3,700	682
Host Hotels & Resorts, Inc.	5,000	59
JPMorgan Chase & Co.	34,500	1,512
Loews Corp.	6,000	205
Morgan Stanley	10,400	321
PNC Financial Services Group, Inc.	5,600	272
Simon Property Group, Inc.	3,120	217
Torchmark Corp.	6,000	260
The Travelers Cos., Inc.	9,200	453
U.S. Bancorp	22,900	501
Wells Fargo & Co.	25,400	716
XL Capital, Ltd. - Class A	4,100	71

Total		8,191

Health Care (12.2%)
Abbott Laboratories	7,200	356
Aetna, Inc.	5,800	162
* Amgen, Inc.	3,500	211
Eli Lilly and Co.	9,600	317
Johnson & Johnson	12,200	743
Medtronic, Inc.	4,100	151
Merck & Co., Inc.	21,700	686
Pfizer, Inc.	84,700	1,402
Quest Diagnostics, Inc.	2,000	104
* WellPoint, Inc.	3,900	185
Wyeth	14,800	719

Total		5,036

Industrials (10.1%)
Avery Dennison Corp.	4,400	158
Dover Corp.	8,900	345
General Electric Co.	90,300	1,483
Honeywell International, Inc.	5,300	197
Ingersoll-Rand PLC	12,100	371
Lockheed Martin Corp.	1,400	109
Northrop Grumman Corp.	9,600	497
Parker Hannifin Corp.	3,600	187
Pitney Bowes, Inc.	6,500	161
R.R. Donnelley & Sons Co.	10,400	221
Tyco International, Ltd.	5,600	193
Waste Management, Inc.	7,100	212

Total		4,134

Common Stocks (94.3%)	Shares/ $ Par	Value $ (000’s)
Information Technology (6.3%)
* Activision Blizzard, Inc.	5,300	66
Applied Materials, Inc.	6,800	91
* Cisco Systems, Inc.	12,800	301
* Fiserv, Inc.	3,300	159
Hewlett-Packard Co.	9,600	453
Intel Corp.	10,400	204
International Business Machines Corp.	3,700	443
Microsoft Corp.	17,000	440
Oracle Corp.	13,700	286
Xerox Corp.	21,500	166

Total		2,609

Materials (3.2%)
E.I. du Pont de Nemours and Co.	14,500	466
International Paper Co.	9,400	209
Nucor Corp.	4,600	216
PPG Industries, Inc.	7,000	408

Total		1,299

Telecommunication Services (5.8%)
(b) AT&T, Inc.	54,700	1,477
CenturyTel, Inc.	3,500	118
Verizon Communications, Inc.	26,800	811

Total		2,406

Utilities (3.4%)
Exelon Corp.	11,500	571
* NRG Energy, Inc.	4,500	127
PG&E Corp.	6,700	271
PPL Corp.	14,500	440

Total		1,409

Total Common Stocks (Cost: $40,944)		38,810

Short-Term Investments (4.9%)
Federal Government & Agencies (4.9%)
Federal Home Loan Bank, 0.001%, 10/1/09	2,000,000	2,000

Total		2,000

Short-Term Investments (4.9%)	Shares/ $ Par	Value $ (000’s)
Other Holdings (0.0%)
J.P. Morgan Money Market Fund	460	—	(m)

Total		—	(m)

Total Short-Term Investments (Cost: $2,000)		2,000

Total Investments (99.2%) (Cost: $42,944)(a)		40,810

Other Assets, Less Liabilities (0.8%)		318

Net Assets (100.0%)		41,128

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $42,944 and the net unrealized depreciation of investments based on that cost was $2,134 which is comprised of $2,186 aggregate gross unrealized appreciation and $4,320 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2009, $1,786)	35	12/09	$56

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$38,810	$—	$—
Short-Term Instruments	—	2,000	—
Other Financial Instruments^	56	—	—

Total	$38,866	$2,000	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Domestic Equity Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Common Stocks (91.6%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (13.1%)
Carnival Corp.	119,400	3,974
* Discovery Communications, Inc. - Class A	109,700	3,169
Gannett Co., Inc.	248,100	3,104
The Home Depot, Inc.	60,300	1,606
Leggett & Platt, Inc.	106,800	2,072
Lowe’s Cos., Inc.	315,800	6,613
Nordstrom, Inc.	113,800	3,475
Scripps Networks Interactive - Class A	78,900	2,915
Target Corp.	124,900	5,830
Time Warner, Inc.	87,233	2,511
Toyota Motor Corp., ADR	26,600	2,090
* Viacom, Inc. - Class B	163,200	4,576
The Walt Disney Co.	100,800	2,768

Total		44,703

Consumer Staples (14.2%)
Altria Group, Inc.	147,200	2,622
Archer-Daniels-Midland Co.	65,300	1,908
The Coca-Cola Co.	98,300	5,279
Colgate-Palmolive Co.	13,700	1,045
* Energizer Holdings, Inc.	28,300	1,878
General Mills, Inc.	16,700	1,075
Kimberly-Clark Corp.	31,100	1,834
Kraft Foods, Inc. - Class A	184,657	4,851
Mead Johnson Nutrition Co. - Class A	148,700	6,708
PepsiCo, Inc.	36,400	2,135
Philip Morris International, Inc.	182,300	8,885
The Procter & Gamble Co.	86,400	5,004
Sysco Corp.	81,500	2,025
Unilever NV	112,400	3,244

Total		48,493

Energy (11.3%)
Chevron Corp.	77,946	5,490
ConocoPhillips	52,600	2,375
Devon Energy Corp.	89,800	6,046
Diamond Offshore Drilling, Inc.	28,200	2,694
Royal Dutch Shell PLC - Class A, ADR	203,600	11,644
Royal Dutch Shell PLC - Class B, ADR	46,628	2,600
Spectra Energy Corp.	110,500	2,093
* Transocean, Ltd.	29,447	2,518

Common Stocks (91.6%)	Shares/ $ Par	Value $ (000’s)
Energy continued
* Weatherford International, Ltd.	150,200	3,114

Total		38,574

Financials (16.8%)
ACE, Ltd.	36,500	1,951
The Allstate Corp.	95,000	2,909
Arthur J. Gallagher & Co.	70,300	1,713
The Bank of New York Mellon Corp.	93,000	2,696
* Berkshire Hathaway, Inc. - Class A	18	1,818
Equity Residential	60,300	1,851
The Goldman Sachs Group, Inc.	68,850	12,693
Hudson City Bancorp, Inc.	189,700	2,495
JPMorgan Chase & Co.	209,800	9,193
Kimco Realty Corp.	123,100	1,605
Mercury General Corp.	63,300	2,290
Plum Creek Timber Co., Inc.	56,100	1,719
* The Progressive Corp.	178,000	2,951
RenaissanceRe Holdings, Ltd.	28,700	1,572
State Street Corp.	42,600	2,241
The Toronto-Dominion Bank	118,100	7,612

Total		57,309

Health Care (7.5%)
Aetna, Inc.	142,400	3,963
Cardinal Health, Inc.	47,600	1,276
* CareFusion Corp.	23,800	519
* DaVita, Inc.	54,500	3,087
Johnson & Johnson	119,500	7,276
Merck & Co., Inc.	294,100	9,302

Total		25,423

Industrials (10.3%)
3M Co.	59,100	4,362
CSX Corp.	44,800	1,875
* Delta Air Lines, Inc.	44,100	395
Emerson Electric Co.	177,000	7,094
FedEx Corp.	16,100	1,211
General Electric Co.	436,500	7,167
Illinois Tool Works, Inc.	156,500	6,684
* Monster Worldwide, Inc.	72,600	1,269
Norfolk Southern Corp.	23,900	1,030
United Parcel Service, Inc. - Class B	43,200	2,440
United Technologies Corp.	25,100	1,530

Total		35,057

Common Stocks (91.6%)	Shares/ $ Par	Value $ (000’s)
Information Technology (6.2%)
Hewlett-Packard Co.	64,800	3,059
Intel Corp.	78,800	1,542
Jabil Circuit, Inc.	429,400	5,758
Maxim Integrated Products, Inc.	294,800	5,348
Microsoft Corp.	95,900	2,483
Nintendo Co., Ltd., ADR	28,800	909
Tyco Electronics, Ltd.	92,300	2,057

Total		21,156

Materials (6.1%)
Air Products and Chemicals, Inc.	19,900	1,544
Allegheny Technologies, Inc.	136,900	4,790
Cliffs Natural Resources, Inc.	55,000	1,780
The Dow Chemical Co.	69,000	1,799
Nucor Corp.	186,100	8,748
Vulcan Materials Co.	40,800	2,206

Total		20,867

Telecommunication Services (1.8%)
AT&T, Inc.	220,800	5,964

Total		5,964

Utilities (4.3%)
American Electric Power Co., Inc.	92,700	2,873
American Water Works Co., Inc.	257,200	5,129
Edison International	184,400	6,192
Sempra Energy	9,600	478

Total		14,672

Total Common Stocks (Cost: $282,976)		312,218

Preferred Stocks (2.8%)
Metals/Mining (1.9%)
Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	62,100	6,396

Total		6,396

Pharmaceutical Preparations (0.9%)
Schering-Plough Corp., 6.00%, 8/13/10	13,700	3,325

Total		3,325

Total Preferred Stocks (Cost: $5,472)		9,721

Short-Term Investments (4.9%)	Shares/ $ Par	Value $ (000’s)
Energy (0.9%)
Sempra Global, 0.23%, 10/9/09	3,000,000	3,000

Total		3,000

Finance Services (2.6%)
Alpine Securitization Corp., 0.20%, 10/7/09	3,000,000	3,000
Falcon Asset Securitization Co. LLC, 0.19%, 10/16/09	3,000,000	3,000
Gemini Securitization Corp. LLC, 0.20%, 10/26/09	3,000,000	2,999

Total		8,999

Oil and Gas (0.5%)
Devon Energy Corp., 0.20%, 10/1/09	1,700,000	1,700

Total		1,700

Short Term Business Credit (0.9%)
Liberty Street Fdg LLC, 0.18%, 11/4/09	3,000,000	3,000

Total		3,000

Total Short-Term Investments (Cost: $16,699)		16,699

Total Investments (99.3%) (Cost: $305,147)(a)		338,638

Other Assets, Less Liabilities (0.7%)		2,313

Net Assets (100.0%)		340,951

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $305,147 and the net unrealized appreciation of investments based on that cost was $33,491 which is comprised of $51,809 aggregate gross unrealized appreciation and $18,318 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$312,218	$—	$—
Preferred Stocks	9,721	—	—
Short-Term Instruments	—	16,699	—
Other Financial Instruments^	—	—	—

Total	$321,939	$16,699	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2009, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Equity Income Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Common Stocks (94.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (14.5%)

* Bed Bath & Beyond, Inc.	63,900	2,399
The Black & Decker Corp.	14,300	662
Cablevision Systems Corp. - Class A	57,400	1,363
CBS Corp. - Class B	17,850	215
D.R. Horton, Inc.	32,000	365
Fortune Brands, Inc.	57,800	2,484
Genuine Parts Co.	22,100	841
H&R Block, Inc.	21,200	390
Harley-Davidson, Inc.	39,900	918
Harman International Industries, Inc.	19,500	661
The Home Depot, Inc.	112,800	3,005
Macy’s, Inc.	40,500	741
Marriott International, Inc. - Class A	49,459	1,365
Mattel, Inc.	70,600	1,303
The McGraw-Hill Cos., Inc.	65,600	1,649
* MGM MIRAGE	53,300	642
The New York Times Co. - Class A	82,400	669
Tiffany & Co.	30,100	1,160
Time Warner, Inc.	93,000	2,676
The Walt Disney Co.	74,200	2,037
Whirlpool Corp.	28,900	2,022
WPP PLC, ADR	5,400	232

Total		27,799

Consumer Staples (3.3%)

The Hershey Co.	74,000	2,876
Kimberly-Clark Corp.	23,100	1,362
Kraft Foods, Inc. - Class A	54,200	1,424
McCormick & Co., Inc.	22,300	757

Total		6,419

Energy (13.8%)

Anadarko Petroleum Corp.	34,700	2,177
BJ Services Co.	30,900	600
BP PLC, ADR	42,400	2,257
Chevron Corp.	69,400	4,888
ConocoPhillips	16,000	723
CONSOL Energy, Inc.	15,900	717
Exxon Mobil Corp.	69,400	4,761
Murphy Oil Corp.	43,400	2,499
Royal Dutch Shell PLC - Class A, ADR	65,000	3,717
Schlumberger, Ltd.	37,100	2,211
Spectra Energy Corp.	41,350	783
Sunoco, Inc.	32,200	916

Common Stocks (94.3%)	Shares/ $ Par	Value $ (000’s)

Energy continued
The Williams Cos., Inc.	17,400	311

Total		26,560

Financials (21.2%)

* Allied Irish Banks PLC, ADR	42,300	399
American Express Co.	109,900	3,726
Bank of America Corp.	292,223	4,944
The Bank of New York Mellon Corp.	79,900	2,316
Capital One Financial Corp.	39,300	1,404
The Chubb Corp.	16,800	847
* Federal National Mortgage Association	42,526	65
The Goldman Sachs Group, Inc.	9,200	1,696
JPMorgan Chase & Co.	167,688	7,348
KeyCorp	107,800	701
Legg Mason, Inc.	21,800	676
Lincoln National Corp.	58,276	1,510
Marsh & McLennan Cos., Inc.	92,500	2,288
Marshall & Ilsley Corp.	45,100	364
NYSE Euronext	23,200	670
Och-Ziff Capital Management Group - Class A	29,600	360
* The Progressive Corp.	51,100	847
* SLM Corp.	111,500	972
SunTrust Banks, Inc.	65,300	1,473
The Travelers Cos., Inc.	20,227	996
U.S. Bancorp	133,000	2,907
* UBS AG	48,015	879
Wells Fargo & Co.	115,700	3,260

Total		40,648

Health Care (5.9%)

* Amgen, Inc.	20,600	1,241
Bristol-Myers Squibb Co.	68,500	1,543
Eli Lilly and Co.	45,400	1,499
Johnson & Johnson	28,500	1,735
Merck & Co., Inc.	63,900	2,021
* WellPoint, Inc.	16,600	786
Wyeth	51,600	2,507

Total		11,332

Industrials (13.1%)

3M Co.	43,400	3,203
Avery Dennison Corp.	38,200	1,376
The Boeing Co.	37,600	2,036
Cooper Industries PLC - Class A	30,000	1,127
Deere & Co.	40,500	1,738
Eaton Corp.	11,400	645
General Electric Co.	306,500	5,033

Common Stocks (94.3%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Honeywell International, Inc.	37,600	1,397
Illinois Tool Works, Inc.	57,800	2,469
Lockheed Martin Corp.	11,600	906
Masco Corp.	97,700	1,262
Pall Corp.	11,000	355
Southwest Airlines Co.	109,900	1,055
United Parcel Service, Inc. - Class B	34,200	1,931
* USG Corp.	33,900	582

Total		25,115

Information Technology (6.3%)

Accenture PLC - Class A	11,100	414
Analog Devices, Inc.	59,300	1,635
Applied Materials, Inc.	47,300	634
* Cisco Systems, Inc.	35,800	843
* Computer Sciences Corp.	33,900	1,787
* Dell, Inc.	75,200	1,147
* eBay, Inc.	54,300	1,282
* Electronic Arts, Inc.	26,100	497
Intel Corp.	56,800	1,112
Microsoft Corp.	105,700	2,737

Total		12,088

Materials (6.1%)

Alcoa, Inc.	56,700	744
E.I. du Pont de Nemours and Co.	51,800	1,665
International Flavors & Fragrances, Inc.	40,000	1,517
International Paper Co.	110,700	2,461
MeadWestvaco Corp.	51,100	1,140
Nucor Corp.	41,100	1,932
Vulcan Materials Co.	30,700	1,660
Weyerhaeuser Co.	16,500	605

Total		11,724

Telecommunication Services (3.7%)

AT&T, Inc.	139,935	3,780
Qwest Communications International, Inc.	282,500	1,076
* Sprint Nextel Corp.	133,700	528
Verizon Communications, Inc.	59,600	1,804

Total		7,188

Utilities (6.4%)

CenterPoint Energy, Inc.	22,700	282
Constellation Energy Group, Inc.	28,900	936
Duke Energy Corp.	81,000	1,275
Entergy Corp.	19,400	1,549
FirstEnergy Corp.	16,500	754
NiSource, Inc.	116,300	1,615
* NRG Energy, Inc.	16,800	474
PG&E Corp.	28,600	1,158
Pinnacle West Capital Corp.	30,100	988
Progress Energy, Inc.	38,500	1,504
TECO Energy, Inc.	25,700	362

Common Stocks (94.3%)		Shares/ $ Par	Value $ (000’s)

Utilities continued
Xcel Energy, Inc.		68,000	1,308

Total			12,205

Total Common Stocks (Cost: $209,055)			181,078

Foreign Common Stocks (1.1%)	Country

Consumer Discretionary (0.2%)

WPP PLC	United Kingdom	49,400	425

Total			425

Consumer Staples (0.5%)

Anheuser-Busch InBev NV	Belgium	19,200	878

Total			878

Financials (0.0%)

* UBS AG	Switzerland	3,700	68

Total			68

Telecommunication Services (0.4%)

Vodafone Group PLC	United Kingdom	365,100	819

Total			819

Total Foreign Common Stocks (Cost: $1,639)			2,190

Convertible Corporate Bonds (0.5%)

Autos/Vehicle Parts (0.5%)

Ford Motor Co., 4.25% 12/15/36		929,000	942

Total Convertible Corporate Bonds (Cost: $484)			942

Short-Term Investments (4.0%)

Other Holdings (4.0%)

T. Rowe Price Reserve Investment Fund		7,616,375	7,616

Total			7,616

Total Short-Term Investments (Cost: $7,616)			7,616

Total Investments (99.9%) (Cost: $218,794)(a)			191,826

Other Assets, Less Liabilities (0.1%)			243

Net Assets (100.0%)			192,069

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $218,794 and the net unrealized depreciation of investments based on that cost was $26,968 which is comprised of $11,141 aggregate gross unrealized appreciation and $38,109 aggregate gross unrealized depreciation.

(l)	As of September 30, 2009 portfolio securities with an aggregate value of $2,190 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$181,078	$—	$—
Foreign Common Stocks	—	2,190	—
Corporate Bonds	—	942	—
Short-Term Instruments	—	7,616	—
Other Financial Instruments^	—	—	—

Total	$181,078	$10,748	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2009, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Mid Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (13.7%)
* Apollo Group, Inc. - Class A	70,400	5,186
* Chico’s FAS, Inc.	467,300	6,075
* Collective Brands, Inc.	587,200	10,176
DeVry, Inc.	350,500	19,390
* Dollar Tree, Inc.	260,500	12,681
* Focus Media Holding, Ltd., ADR	101,900	1,125
* GameStop Corp. - Class A	652,200	17,264
International Game Technology	254,600	5,469
* Jack in the Box, Inc.	542,400	11,114
The McGraw-Hill Cos., Inc.	173,900	4,372
* O’Reilly Automotive, Inc.	346,860	12,535
* Penn National Gaming, Inc.	123,900	3,427
* Wynn Resorts, Ltd.	54,400	3,856

Total		112,670

Consumer Staples (1.8%)
The J.M. Smucker Co.	138,300	7,331
Mead Johnson Nutrition Co. - Class A	163,500	7,376

Total		14,707

Energy (6.3%)
* Cameron International Corp.	347,800	13,154
* Petrohawk Energy Corp.	246,000	5,956
Range Resources Corp.	198,300	9,788
* SandRidge Energy, Inc.	817,800	10,599
Smith International, Inc.	258,400	7,416
* Southwestern Energy Co.	125,600	5,360

Total		52,273

Financials (8.6%)
Assured Guaranty, Ltd.	490,400	9,523
* IntercontinentalExchange, Inc.	58,983	5,732
* Investment Technology Group, Inc.	244,940	6,839
* MBIA, Inc.	581,700	4,514
Moody’s Corp.	122,100	2,498
Northern Trust Corp.	198,188	11,527
Raymond James Financial, Inc.	524,000	12,199
SEI Investments Co.	356,600	7,018
Synovus Financial Corp.	1,679,100	6,297
W.R. Berkley Corp.	169,900	4,295

Total		70,442

Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)
Health Care (14.4%)
Aetna, Inc.	116,100	3,231
* Celgene Corp.	148,100	8,279
* Cerner Corp.	181,000	13,539
* Charles River Laboratories International, Inc.	255,700	9,456
* DaVita, Inc.	272,900	15,457
* Express Scripts, Inc.	272,700	21,156
* Immucor, Inc.	730,349	12,927
* Mettler-Toledo International, Inc.	137,800	12,483
* Psychiatric Solutions, Inc.	820,781	21,964

Total		118,492

Industrials (16.1%)
C.H. Robinson Worldwide, Inc.	130,500	7,536
* Corrections Corp. of America	810,300	18,353
Cummins, Inc.	175,600	7,869
Dover Corp.	210,100	8,144
Expeditors International of Washington, Inc.	314,660	11,060
* Foster Wheeler AG	282,800	9,024
* FTI Consulting, Inc.	103,400	4,406
Harsco Corp.	118,500	4,196
J.B. Hunt Transport Services, Inc.	289,300	9,295
Knight Transportation, Inc.	318,700	5,348
L-3 Communications Holdings, Inc.	98,600	7,920
MSC Industrial Direct Co., Inc. - Class A	266,000	11,592
Regal-Beloit Corp.	221,000	10,102
Ritchie Bros. Auctioneers, Inc.	368,800	9,050
Robert Half International, Inc.	307,400	7,691
Roper Industries, Inc.	26,000	1,326

Total		132,912

Information Technology (26.6%)
* Alliance Data Systems Corp.	353,200	21,573
Amphenol Corp. - Class A	449,800	16,948
* Citrix Systems, Inc.	195,400	7,666
* Cognizant Technology Solutions Corp. - Class A	431,200	16,670
FactSet Research Systems, Inc.	135,800	8,995

Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Global Payments, Inc.	252,200	11,778
Intersil Corp. - Class A	916,500	14,032
* Juniper Networks, Inc.	322,500	8,714
KLA-Tencor Corp.	396,780	14,228
* Marvell Technology Group, Ltd.	604,500	9,787
* McAfee, Inc.	361,500	15,830
Microchip Technology, Inc.	322,095	8,535
* NeuStar, Inc. - Class A	243,000	5,492
* Seagate Technology	707,800	10,766
* Sybase, Inc.	54,900	2,136
* Varian Semiconductor Equipment Associates, Inc.	300,700	9,875
* VeriFone Holdings, Inc.	536,500	8,525
Western Union Co.	296,500	5,610
Xilinx, Inc.	526,774	12,337
* Zebra Technologies Corp. - Class A	363,710	9,431

Total		218,928

Materials (5.0%)
Martin Marietta Materials, Inc.	49,500	4,557
* Owens-Illinois, Inc.	420,600	15,520
Praxair, Inc.	201,940	16,497
Titanium Metals Corp.	468,800	4,496

Total		41,070

Other Holdings (0.7%)
SPDR Metals & Mining ETF	123,700	5,645

Total		5,645

Telecommunication Services (1.0%)
* American Tower Corp. - Class A	216,200	7,870

Total		7,870

Utilities (1.6%)
EQT Corp.	305,000	12,993

Total		12,993

Total Common Stocks (Cost: $808,025)		788,002

Short-Term Investments (3.9%)
Federal Government & Agencies (0.3%)
(b)Federal Home Loan Bank, 0.18%, 12/17/09	2,000,000	2,000

Total		2,000

Short-Term Investments (3.9%)	Shares/ $ Par	Value $ (000’s)
Finance Services (1.2%)
Falcon Asset Securitization Co. LLC, 0.19%, 10/16/09	10,000,000	9,999

Total		9,999

Financial Services (0.6%)
Liberty Street Funding LLC, 0.21%, 10/1/09	5,000,000	5,000

Total		5,000

Oil and Gas (1.8%)
Devon Energy Corp., 0.20%, 10/1/09	4,900,000	4,900
Devon Energy Corp., 0.23%, 10/5/09	10,000,000	10,000

Total		14,900

Total Short-Term Investments (Cost: $31,898)		31,899

Total Investments (99.7%) (Cost: $839,923)(a)		819,901

Other Assets, Less Liabilities (0.3%)		2,807

Net Assets (100.0%)		822,708

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $839,923 and the net unrealized depreciation of investments based on that cost was $20,022 which is comprised of $90,193 aggregate gross unrealized appreciation and $110,215 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long) (Total Notional Value at September 30, 2009, $9,465)	28	12/09	$183

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$788,002	$—	$—
Short-Term Instruments	—	31,899	—
Other Financial Instruments^	183	—	—

Total	$788,185	$31,899	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Index 400 Stock Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Common Stocks (94.1%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (14.8%)
* 99 Cents Only Stores	19,033	256
Aaron’s, Inc.	22,800	602
Advance Auto Parts, Inc.	40,200	1,579
* Aeropostale, Inc.	28,250	1,228
American Eagle Outfitters, Inc.	87,350	1,473
American Greetings Corp. - Class A	16,600	370
* AnnTaylor Stores Corp.	24,750	393
Barnes & Noble, Inc.	16,600	369
Blyth, Inc.	2,500	97
Bob Evans Farms, Inc.	13,100	381
BorgWarner, Inc.	49,100	1,486
* Boyd Gaming Corp.	23,200	254
Brinker International, Inc.	42,975	676
* Brinks’s Home Security Holdings, Inc.	19,300	594
Callaway Golf Co.	27,200	207
* Career Education Corp.	29,100	709
* CarMax, Inc.	92,800	1,940
* The Cheesecake Factory, Inc.	25,350	469
* Chico’s FAS, Inc.	74,900	974
* Chipotle Mexican Grill, Inc. - Class A	13,300	1,291
* Coldwater Creek, Inc.	24,300	199
* Collective Brands, Inc.	26,942	467
* Corinthian Colleges, Inc.	36,700	681
* Dick’s Sporting Goods, Inc.	37,000	829
* Dollar Tree, Inc.	37,700	1,835
* DreamWorks Animation SKG, Inc. - Class A	31,800	1,131
Foot Locker, Inc.	65,900	788
* Fossil, Inc.	20,200	575
Gentex Corp.	58,000	821
Guess?, Inc.	24,400	904
* Hanesbrands, Inc.	39,900	854
Harte-Hanks, Inc.	16,050	222
International Speedway Corp. - Class A	12,900	356
* ITT Educational Services, Inc.	13,300	1,468
* J. Crew Group, Inc.	23,400	838
John Wiley & Sons, Inc. - Class A	18,000	626
* Krispy Kreme Doughnuts, Inc. - Warrants	1,559	—	(m)
* Lamar Advertising Co. - Class A	22,400	615
* Life Time Fitness, Inc.	17,400	488
* LKQ Corp.	59,300	1,099
M.D.C. Holdings, Inc.	15,800	549

Common Stocks (94.1%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary continued
* Marvel Entertainment, Inc.	20,500	1,017
Matthews International Corp. - Class A	12,800	453
* Mohawk Industries, Inc.	23,600	1,125
* NetFlix, Inc.	19,100	882
* NVR, Inc.	2,400	1,530
* Panera Bread Co. - Class A	13,100	720
PetSmart, Inc.	52,700	1,146
Phillips-Van Heusen Corp.	21,800	933
* Priceline.com, Inc.	17,800	2,952
Regis Corp.	24,100	374
* Rent-A-Center, Inc.	27,800	525
Ross Stores, Inc.	52,700	2,517
The Ryland Group, Inc.	18,500	390
* Saks, Inc.	60,900	415
Scholastic Corp.	10,700	260
* Scientific Games Corp.- Class A	27,300	432
Service Corp. International	105,700	741
Sotheby’s	28,200	486
Strayer Education, Inc.	5,900	1,284
Thor Industries, Inc.	14,900	461
* The Timberland Co. - Class A	18,900	263
* Toll Brothers, Inc.	57,800	1,129
Tupperware Brands Corp.	26,500	1,058
* Under Armour, Inc.	15,800	440
* Urban Outfitters, Inc.	54,600	1,647
* The Warnaco Group, Inc.	19,100	838
Wendy’s/Arby’s Group, Inc.	154,700	732
Williams-Sonoma, Inc.	44,500	900
* WMS Industries, Inc.	19,100	851

Total		57,194

Consumer Staples (3.6%)
Alberto-Culver Co.	36,000	996
* BJ’s Wholesale Club, Inc.	23,400	848
Church & Dwight Co., Inc.	29,650	1,682
Corn Products International, Inc.	31,401	896
* Energizer Holdings, Inc.	29,200	1,937
Flowers Foods, Inc.	32,600	857
* Hansen Natural Corp.	30,500	1,121
Lancaster Colony Corp.	8,200	420
* NBTY, Inc.	26,100	1,033
PepsiAmericas, Inc.	23,600	674
* Ralcorp Holdings, Inc.	23,800	1,392

Common Stocks (94.1%)	Shares/ $ Par	Value $ (000’s)
Consumer Staples continued
Ruddick Corp.	17,200	458
* Smithfield Foods, Inc.	59,300	818
Tootsie Roll Industries, Inc.	11,091	264
Universal Corp.	10,500	439

Total		13,835

Energy (6.2%)
Arch Coal, Inc.	68,400	1,514
* Bill Barrett Corp.	16,300	534
Cimarex Energy Co.	35,100	1,520
* Comstock Resources, Inc.	19,600	786
* Encore Acquisition Co.	23,400	875
* Exterran Holdings, Inc.	26,302	624
* Forest Oil Corp.	47,300	926
Frontier Oil Corp.	44,100	614
* Helix Energy Solutions Group, Inc.	38,300	574
Helmerich & Payne, Inc.	44,400	1,755
* Mariner Energy, Inc.	42,900	608
* Newfield Exploration Co.	55,900	2,379
* Oceaneering International, Inc.	23,100	1,311
Overseas Shipholding Group, Inc.	9,800	366
* Patriot Coal Corp.	31,600	372
Patterson-UTI Energy, Inc.	64,700	977
* Plains Exploration & Production Co.	58,666	1,623
* Pride International, Inc.	73,100	2,225
* Quicksilver Resources, Inc.	49,900	708
Southern Union Co.	52,300	1,087
* Superior Energy Services, Inc.	32,900	741
Tidewater, Inc.	21,800	1,027
* Unit Corp.	17,000	701

Total		23,847

Financials (17.1%)
* Affiliated Managers Group, Inc.	17,600	1,144
Alexandria Real Estate Equities, Inc.	16,600	902
AMB Property Corp.	61,600	1,414
American Financial Group, Inc.	33,250	848
* AmeriCredit Corp.	40,400	638
Apollo Investment Corp.	68,966	659
Arthur J. Gallagher & Co.	42,600	1,038
Associated Banc-Corp.	53,863	615
Astoria Financial Corp.	34,300	379

Common Stocks (94.1%)	Shares/ $ Par	Value $ (000’s)
Financials continued
BancorpSouth, Inc.	30,900	754
Bank of Hawaii Corp.	20,200	839
BRE Properties, Inc.	22,200	695
Brown & Brown, Inc.	49,500	948
Camden Property Trust	27,000	1,088
Cathay General Bancorp	20,900	169
City National Corp.	18,200	709
Commerce Bancshares, Inc.	29,240	1,089
Corporate Office Properties Trust	24,400	900
Cousins Properties, Inc.	39,156	324
Cullen/Frost Bankers, Inc.	25,100	1,296
Duke Realty Corp.	94,300	1,133
Eaton Vance Corp.	49,500	1,386
Equity One, Inc.	13,800	216
Essex Property Trust, Inc.	11,900	947
Everest Re Group, Ltd.	25,600	2,245
Federal Realty Investment Trust	25,800	1,583
Fidelity National Financial, Inc. - Class A	97,091	1,464
First American Corp.	39,300	1,272
First Niagara Financial Group, Inc.	63,100	778
FirstMerit Corp.	36,410	693
Fulton Financial Corp.	74,100	545
The Hanover Insurance Group, Inc.	21,400	884
HCC Insurance Holdings, Inc.	47,350	1,295
Highwoods Properties, Inc.	29,800	937
Horace Mann Educators Corp.	16,500	230
Hospitality Properties Trust	51,400	1,047
International Bancshares Corp.	21,800	356
* Jefferies Group, Inc.	51,600	1,405
Jones Lang LaSalle, Inc.	17,600	834
Liberty Property Trust	47,000	1,529
The Macerich Co.	34,620	1,050
Mack-Cali Realty Corp.	33,000	1,067
Mercury General Corp.	15,000	543
Nationwide Health Properties, Inc.	45,000	1,395
New York Community Bancorp, Inc.	147,421	1,684
NewAlliance Bancshares, Inc.	45,000	481
Old Republic International Corp.	101,375	1,235
OMEGA Healthcare Investors, Inc.	35,100	562
PacWest Bancorp	11,500	219
Potlatch Corp.	16,747	476
Protective Life Corp.	36,000	771
Raymond James Financial, Inc.	41,625	969

Common Stocks (94.1%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Rayonier, Inc.	33,366	1,365
Realty Income Corp.	43,900	1,126
Regency Centers Corp.	33,800	1,252
Reinsurance Group of America, Inc.	30,700	1,369
SEI Investments Co.	54,700	1,076
SL Green Realty Corp.	32,400	1,421
StanCorp Financial Group, Inc.	20,700	836
* SVB Financial Group	14,000	606
Synovus Financial Corp.	202,300	759
TCF Financial Corp.	47,100	614
Trustmark Corp.	21,500	410
UDR, Inc.	63,402	998
Unitrin, Inc.	21,000	409
Valley National Bancorp	60,205	740
W.R. Berkley Corp.	56,650	1,432
Waddell & Reed Financial, Inc. - Class A	36,200	1,030
Washington Federal, Inc.	45,965	775
Webster Financial Corp.	27,000	337
Weingarten Realty Investors	43,900	874
Westamerica Bancorporation	12,300	640
Wilmington Trust Corp.	29,200	415

Total		66,163

Health Care (11.6%)
* Affymetrix, Inc.	29,700	261
Beckman Coulter, Inc.	28,900	1,992
* Bio-Rad Laboratories, Inc. - Class A	8,100	744
* Cerner Corp.	28,300	2,117
* Charles River Laboratories International, Inc.	27,800	1,028
* Community Health Systems, Inc.	39,100	1,248
* Covance, Inc.	26,900	1,457
* Edwards Lifesciences Corp.	23,800	1,664
* Endo Pharmaceuticals Holdings, Inc.	49,400	1,118
* Gen-Probe, Inc.	21,200	879
* Health Management Associates, Inc. - Class A	103,900	778
* Health Net, Inc.	43,700	673
* Henry Schein, Inc.	38,000	2,087
Hill-Rom Holdings, Inc.	26,400	575
* Hologic, Inc.	108,100	1,766
* IDEXX Laboratories, Inc.	24,700	1,235
* Immucor, Inc.	29,700	526
* Kindred Healthcare, Inc.	16,400	266
* Kinetic Concepts, Inc.	26,000	962
* LifePoint Hospitals, Inc.	23,100	625
* Lincare Holdings, Inc.	28,600	894
* Masimo Corp.	21,800	571

Common Stocks (94.1%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
Medicis Pharmaceutical Corp. - Class A	24,200	517
* Mettler-Toledo International, Inc.	14,200	1,286
Omnicare, Inc.	50,300	1,133
* OSI Pharmaceuticals, Inc.	24,400	861
Owens & Minor, Inc.	17,600	796
Perrigo Co.	33,400	1,135
Pharmaceutical Product Development, Inc.	49,800	1,093
* Psychiatric Solutions, Inc.	23,700	634
* ResMed, Inc.	31,800	1,437
* Sepracor, Inc.	46,700	1,069
STERIS Corp.	24,700	752
Techne Corp.	15,700	982
Teleflex, Inc.	16,700	807
* Thoratec Corp.	23,800	720
* United Therapeutics Corp.	19,800	970
Universal Health Services, Inc. - Class B	20,700	1,282
* Valeant Pharmaceuticals International	28,400	797
* Varian, Inc.	12,200	623
* VCA Antech, Inc.	35,800	963
* Vertex Pharmaceuticals, Inc.	76,100	2,884
* WellCare Health Plans, Inc.	17,800	439

Total		44,646

Industrials (13.9%)
* Aecom Technology Corp.	46,500	1,262
* AGCO Corp.	38,900	1,075
* AirTran Holdings, Inc.	50,600	316
* Alaska Air Group, Inc.	14,800	396
Alexander & Baldwin, Inc.	17,300	555
* Alliant Techsystems, Inc.	13,900	1,082
AMETEK, Inc.	45,250	1,580
* BE Aerospace, Inc.	42,600	858
The Brink’s Co.	19,200	517
Bucyrus International, Inc.	31,600	1,126
Carlisle Companies, Inc.	25,800	875
* Clean Harbors, Inc.	9,600	540
Con-way, Inc.	20,600	789
* Copart, Inc.	28,300	940
The Corporate Executive Board Co.	14,400	359
* Corrections Corp. of America	48,500	1,099
Crane Co.	19,700	508
Deluxe Corp.	21,500	368
Donaldson Co., Inc.	32,500	1,125
* Dycom Industries, Inc.	16,400	202
Federal Signal Corp.	20,500	147
* FTI Consulting, Inc.	21,800	929
GATX Corp.	19,400	542
Graco, Inc.	25,200	702
Granite Construction, Inc.	14,200	439
Harsco Corp.	33,800	1,197

Common Stocks (94.1%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
Herman Miller, Inc.	23,500	397
HNI Corp.	18,900	446
Hubbell, Inc. - Class B	23,800	1,000
IDEX Corp.	33,980	950
J.B. Hunt Transport Services, Inc.	36,900	1,186
* JetBlue Airways Corp.	90,325	540
Joy Global, Inc.	43,050	2,107
* Kansas City Southern	40,000	1,060
KBR, Inc.	67,600	1,574
Kelly Services, Inc. - Class A	11,200	138
Kennametal, Inc.	34,200	842
* Kirby Corp.	22,700	836
* Korn/Ferry International	19,200	280
Landstar System, Inc.	21,600	822
Lennox International, Inc.	20,500	740
Lincoln Electric Holdings, Inc.	17,900	849
Manpower, Inc.	33,000	1,871
Mine Safety Appliances Co.	12,700	349
* MPS Group, Inc.	39,200	412
MSC Industrial Direct Co., Inc. - Class A	18,500	806
* Navigant Consulting, Inc.	20,400	275
Nordson Corp.	14,200	796
Oshkosh Corp.	37,700	1,166
Pentair, Inc.	41,400	1,222
Rollins, Inc.	18,387	347
Roper Industries, Inc.	38,300	1,953
* The Shaw Group, Inc.	35,200	1,130
SPX Corp.	20,700	1,268
* Terex Corp.	45,500	943
* Thomas & Betts Corp.	22,300	671
The Timken Co.	33,400	783
Trinity Industries, Inc.	33,350	573
* United Rentals, Inc.	25,323	261
* URS Corp.	35,500	1,550
Valmont Industries, Inc.	8,400	715
Wabtec Corp.	20,000	751
* Waste Connections, Inc.	33,700	973
Watson Wyatt Worldwide, Inc. - Class A	18,000	784
Werner Enterprises, Inc.	18,450	344
Woodward Governor Co.	23,700	575

Total		53,813

Information Technology (14.3%)
* 3Com Corp.	164,700	861
* ACI Worldwide, Inc.	14,300	216
* Acxiom Corp.	33,202	314
* ADC Tele-communications, Inc.	40,700	339
ADTRAN, Inc.	23,500	577
* Advent Software, Inc.	6,500	262
* Alliance Data Systems Corp.	22,400	1,368

Common Stocks (94.1%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
* ANSYS, Inc.	37,100	1,390
* Arrow Electronics, Inc.	50,400	1,419
* Atmel Corp.	190,000	796
* Avnet, Inc.	63,600	1,652
* Avocent Corp.	18,700	379
Broadridge Financial Solutions, Inc.	58,700	1,180
* Cadence Design Systems, Inc.	112,200	824
* CommScope, Inc.	39,377	1,179
* Cree, Inc.	42,400	1,558
Diebold, Inc.	27,900	919
* Digital River, Inc.	16,200	653
* DST Systems, Inc.	16,500	739
* Equinix, Inc.	16,300	1,500
* F5 Networks, Inc.	33,200	1,316
FactSet Research Systems, Inc.	17,700	1,172
Fair Isaac Corp.	20,600	443
* Fairchild Semiconductor International, Inc.	52,200	534
* Gartner, Inc.	25,200	460
Global Payments, Inc.	33,900	1,583
* Hewitt Associates, Inc.	34,900	1,271
Imation Corp.	12,700	118
* Informatica Corp.	37,200	840
* Ingram Micro, Inc. - Class A	68,700	1,158
* Integrated Device Technology, Inc.	69,730	471
* International Rectifier Corp.	30,000	585
Intersil Corp. - Class A	51,500	788
* Itron, Inc.	16,800	1,078
Jack Henry & Associates, Inc.	35,500	833
* Lam Research Corp.	53,300	1,821
Lender Processing Services, Inc.	40,500	1,546
* ManTech International Corp. - Class A	9,300	439
* Mentor Graphics Corp.	41,300	384
* Metavante Technologies, Inc.	37,900	1,307
* MICROS Systems, Inc.	33,700	1,017
National Instruments Corp.	23,850	659
* NCR Corp.	66,900	925
* NeuStar, Inc. - Class A	31,300	707
* Palm, Inc.	59,000	1,028
* Parametric Technology Corp.	48,900	676
Plantronics, Inc.	20,600	552
* Polycom, Inc.	35,400	947
* Quest Software, Inc.	25,600	431
* RF Micro Devices, Inc.	112,500	611
* Rovi Corp.	42,800	1,438
* SAIC, Inc.	88,400	1,551
* Semtech Corp.	25,900	441
* Silicon Laboratories, Inc.	18,900	876

Common Stocks (94.1%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
* SRA International, Inc. - Class A	18,000	389
* Sybase, Inc.	34,123	1,327
* Synopsys, Inc.	61,400	1,377
* Tech Data Corp.	21,200	882
* Trimble Navigation, Ltd.	50,500	1,207
* ValueClick, Inc.	36,700	484
* Vishay Intertechnology, Inc.	78,587	621
* Zebra Technologies Corp. - Class A	24,900	646

Total		55,064

Materials (6.4%)
Albemarle Corp.	38,600	1,336
AptarGroup, Inc.	28,500	1,065
Ashland, Inc.	31,400	1,357
Cabot Corp.	27,500	636
Carpenter Technology Corp.	18,500	433
Cliffs Natural Resources, Inc.	55,200	1,786
Commercial Metals Co.	47,400	848
Cytec Industries, Inc.	20,400	662
Grief, Inc. - Class A	14,400	793
* Louisiana-Pacific Corp.	43,700	292
The Lubrizol Corp.	28,500	2,037
Martin Marietta Materials, Inc.	18,800	1,731
Minerals Technologies, Inc.	7,900	376
Olin Corp.	33,000	576
Packaging Corp. of America	43,400	885
Reliance Steel & Aluminum Co.	26,900	1,145
RPM International, Inc.	54,300	1,004
The Scotts Miracle-Gro Co. - Class A	18,800	807
Sensient Technologies Corp.	20,500	569
Sonoco Products Co.	42,100	1,159
Steel Dynamics, Inc.	90,600	1,390
Temple-Inland, Inc.	44,900	737
Terra Industries, Inc.	42,000	1,456
The Valspar Corp.	42,500	1,169
Worthington Industries, Inc.	25,700	357

Total		24,606

Telecommunication Services (0.5%)
* Cincinnati Bell, Inc.	89,300	313
* Syniverse Holdings, Inc.	29,000	508
Telephone and Data Systems, Inc.	40,000	1,240

Total		2,061

Utilities (5.7%)
AGL Resources, Inc.	32,600	1,150
Alliant Energy Corp.	46,600	1,298

Common Stocks (94.1%)	Shares/ $ Par	Value $ (000’s)
Utilities continued
Aqua America, Inc.	57,233	1,010
Black Hills Corp.	16,400	413
Cleco Corp.	25,500	639
DPL, Inc.	48,800	1,274
Energen Corp.	30,200	1,302
Great Plains Energy, Inc.	56,977	1,023
Hawaiian Electric Industries, Inc.	38,600	699
IDACORP, Inc.	19,900	573
MDU Resources Group, Inc.	77,500	1,616
National Fuel Gas Co.	33,800	1,548
NSTAR	45,000	1,432
NV Energy, Inc.	98,781	1,145
OGE Energy Corp.	40,700	1,346
ONEOK, Inc.	44,400	1,626
PNM Resources, Inc.	36,550	427
UGI Corp.	45,700	1,145
Vectren Corp.	34,200	788
Westar Energy, Inc.	45,900	895
WGL Holdings, Inc.	21,100	699

Total		22,048

Total Common Stocks (Cost: $389,268)		363,277

Short-Term Investments (5.9%)
Federal Government & Agencies (1.3%)
(b) Federal Home Loan Bank, 0.23%, 10/13/09	5,000,000	5,000

Total		5,000

Finance Services (2.6%)
Alpine Securitization Corp., 0.20%, 10/7/09	5,000,000	5,000
Falcon Asset Securitization Co. LLC, 0.19%, 10/16/09	5,000,000	4,999

Total		9,999

Oil and Gas (0.7%)
Devon Energy Corp., 0.20%, 10/1/09	2,800,000	2,800

Total		2,800

Personal Credit Institutions (1.3%)
Bryant Park Funding LLC, 0.20%, 10/27/09	5,000,000	4,999

Total		4,999

Total Short-Term Investments (Cost: $22,798)		22,798

Total Investments (100.0%) (Cost: $412,066)(a)		386,075

Other Assets, Less Liabilities (0.0%)		175

Net Assets (100.0%)		386,250

*	Non-Income Producing

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $412,066 and the net unrealized depreciation of investments based on that cost was $25,991 which is comprised of $49,170 aggregate gross unrealized appreciation and $75,161 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long) (Total Notional Value at September 30, 2009, $22,311)	66	12/09	$432

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$363,277	$—	$—
Short-Term Instruments	—	22,798	—
Other Financial Instruments^	432	—	—

Total	$363,709	$22,798	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Mid Cap Value Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (10.5%)

* CEC Entertainment, Inc.	30,589	791
Fortune Brands, Inc.	20,592	885
Genuine Parts Co.	35,751	1,361
International Speedway Corp. - Class A	41,514	1,144
Lowe’s Cos., Inc.	86,213	1,805
Mattel, Inc.	40,895	755
The McGraw-Hill Cos., Inc.	2,695	68
PetSmart, Inc.	73,089	1,590
Speedway Motorsports, Inc.	57,628	829
Whirlpool Corp.	494	35

Total		9,263

Consumer Staples (10.9%)

Campbell Soup Co.	48,794	1,592
Coca-Cola Enterprises, Inc.	17,197	368
ConAgra Foods, Inc.	77,396	1,678
Costco Wholesale Corp.	7,529	425
The Estee Lauder Cos., Inc. - Class A	18,864	700
General Mills, Inc.	3,065	197
H.J. Heinz Co.	35,238	1,401
Kellogg Co.	13,309	655
Kimberly-Clark Corp.	38,682	2,281
The Pepsi Bottling Group, Inc.	7,817	285

Total		9,582

Energy (5.3%)

Apache Corp.	11,057	1,015
Baker Hughes, Inc.	7,940	339
BJ Services Co.	13,639	265
* Cameron International Corp.	14,420	545
EOG Resources, Inc.	8,352	698
Helmerich & Payne, Inc.	11,088	438
Murphy Oil Corp.	9,950	573
Noble Energy, Inc.	11,828	780

Total		4,653

Financials (21.7%)

AllianceBernstein Holding LP	16,210	442
Ameriprise Financial, Inc.	32,482	1,180
Aon Corp.	54,143	2,203
Boston Properties, Inc.	8,557	561
The Chubb Corp.	31,782	1,602
City National Corp.	7,015	273
Commerce Bancshares, Inc.	48,480	1,805
Federal Realty Investment Trust	1,448	89
* Government Properties Income Trust	30,891	742
HCC Insurance Holdings, Inc.	19,405	531
HCP, Inc.	1,745	50

Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Host Hotels & Resorts, Inc.	56,154	661
Hudson City Bancorp, Inc.	16,786	221
Invesco, Ltd.	15,457	352
Legg Mason, Inc.	6,110	190
Marsh & McLennan Cos., Inc.	125,219	3,097
Northern Trust Corp.	32,383	1,883
People’s United Financial, Inc.	113,796	1,771
Public Storage	885	66
Transatlantic Holdings, Inc.	6,901	346
The Travelers Cos., Inc.	18,501	911
Washington Federal, Inc.	7,306	123

Total		19,099

Health Care (7.0%)

Beckman Coulter, Inc.	10,852	748
* Boston Scientific Corp.	21,805	231
Cardinal Health, Inc.	19,789	530
* CareFusion Corp.	14,235	310
Covidien PLC	6,727	291
IMS Health, Inc.	45,441	698
* LifePoint Hospitals, Inc.	39,044	1,057
* Patterson Cos., Inc.	10,080	275
* Select Medical Holdings Corp.	26,409	266
* Symmetry Medical, Inc.	68,057	706
* Talecris Biotherapeutics Holdings Corp.	5,129	97
Universal Health Services, Inc. - Class B	810	50
* Zimmer Holdings, Inc.	17,136	916

Total		6,175

Industrials (12.7%)

* Altra Holdings, Inc.	101,972	1,141
Cooper Industries PLC - Class A	15,696	590
Dover Corp.	10,388	403
Emerson Electric Co.	10,944	439
Heartland Express, Inc.	27,524	396
Hubbell, Inc. - Class A	1,011	41
Hubbell, Inc. - Class B	15,716	660
IESI-BFC, Ltd.	80,209	1,036
Kaydon Corp.	27,108	879
Northrop Grumman Corp.	10,759	557
Pitney Bowes, Inc.	51,242	1,273
Republic Services, Inc.	58,318	1,549
Southwest Airlines Co.	49,206	472
Waste Management, Inc.	59,453	1,773

Total		11,209

Information Technology (7.2%)

Accenture PLC - Class A	16,477	614
Applied Materials, Inc.	66,199	887

Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
AVX Corp.	29,067	347
Diebold, Inc.	22,762	750
* Emulex Corp.	70,312	724
KLA-Tencor Corp.	9,401	337
* Littelfuse, Inc.	3,166	83
Molex, Inc.	47,207	986
* QLogic Corp.	21,599	371
* Synopsys, Inc.	14,946	335
* Teradyne, Inc.	34,971	323
* Verigy, Ltd.	53,176	618

Total		6,375

Materials (4.7%)

Barrick Gold Corp.	10,508	398
Bemis Co., Inc.	38,009	985
International Flavors & Fragrances, Inc.	17,822	676
MeadWestvaco Corp.	10,159	227
Minerals Technologies, Inc.	8,475	403
Newmont Mining Corp.	22,821	1,004
Weyerhaeuser Co.	11,815	433

Total		4,126

Other Holdings (2.3%)

iShares Russell Midcap Value Index Fund	57,269	2,029

Total		2,029

Telecommunication Services (1.9%)

CenturyTel, Inc.	36,257	1,218
Iowa Telecommunications Services, Inc.	35,983	454

Total		1,672

Utilities (12.9%)

AGL Resources, Inc.	6,027	213
Ameren Corp.	10,183	257
American Electric Power Co., Inc.	9,618	298
EQT Corp.	34,200	1,457
Great Plains Energy, Inc.	7,356	132
IDACORP, Inc.	56,749	1,634
Northeast Utilities	17,070	405
PG&E Corp.	7,200	292
Portland General Electric Co.	39,307	775
Southwest Gas Corp.	58,216	1,489
Westar Energy, Inc.	69,002	1,346
Wisconsin Energy Corp.	50,255	2,270
Xcel Energy, Inc.	43,602	839

Total		11,407

Total Common Stocks (Cost: $71,243)		85,590

Foreign Common Stocks (2.0%)	Country	Shares/ $ Par	Value $ (000’s)

Energy (1.1%)

Imperial Oil, Ltd.	Canada	25,199	959

Total			959

Telecommunication Services (0.9%)

BCE, Inc.	Canada	32,816	809

Total			809

Total Foreign Common Stocks (Cost: $1,711)			1,768

Short-Term Investments (0.3%)

Other Holdings (0.3%)

J.P. Morgan Money Market Fund		242,322	242

Total			242

Total Short-Term Investments (Cost: $242)			242

Total Investments (99.4%) (Cost: $73,196)(a)			87,600

Other Assets, Less Liabilities (0.6%)			545

Net Assets (100.0%)			88,145

*	Non-Income Producing

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $73,196 and the net unrealized appreciation of investments based on that cost was $14,404 which is comprised of $14,536 aggregate gross unrealized appreciation and $132 aggregate gross unrealized depreciation.

(h)	Forward foreign currency contract outstanding on September 30, 2009

Type		Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	CAD	2,707	10/09	$—	$(39)	$(39)

				$—	$(39)	$(39)

CAD - Canadian Dollar

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$85,590	$—	$—
Foreign Common Stocks	1,768	—	—
Short-Term Instruments	—	242	—
Liabilities:
Other Financial Instruments^	—	(39)	—

Total	$87,358	$203	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Common Stocks (94.5%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (16.2%)
* American Public Education, Inc.	77,590	2,695
* Bally Technologies, Inc.	50,550	1,940
* Buffalo Wild Wings, Inc.	61,510	2,559
* Carter’s, Inc.	164,650	4,396
* Coinstar, Inc.	49,000	1,616
* Dollar Tree, Inc.	92,205	4,489
* Grand Canyon Education, Inc.	90,400	1,612
Guess?, Inc.	137,950	5,110
* Jack in the Box, Inc.	68,550	1,405
* LKQ Corp.	273,365	5,068
* Lumber Liquidators, Inc.	281,220	6,100
Monro Muffler Brake, Inc.	176,550	5,612
* New Oriental Education & Technology Group, Inc., ADR	25,050	2,015
* O’Reilly Automotive, Inc.	92,680	3,349
* P.F. Chang’s China Bistro, Inc.	40,600	1,379
* Ulta Salon, Cosmetics & Fragrance, Inc.	289,250	4,775

Total		54,120

Consumer Staples (4.1%)
Alberto-Culver Co.	159,070	4,403
Flowers Foods, Inc.	194,110	5,103
* TreeHouse Foods, Inc.	119,910	4,277

Total		13,783

Energy (6.3%)
* Arena Resources, Inc.	151,900	5,392
* Carrizo Oil & Gas, Inc.	174,370	4,270
* Contango Oil & Gas Co.	48,800	2,492
* EXCO Resources, Inc.	264,240	4,939
* Whiting Petroleum Corp.	67,300	3,875

Total		20,968

Financials (9.0%)
Boston Private Financial Holdings, Inc.	684,540	4,456
Digital Realty Trust, Inc.	103,416	4,727
Janus Capital Group, Inc.	217,653	3,086
* KBW, Inc.	95,382	3,073
* MF Global, Ltd.	215,200	1,565
MFA Financial, Inc.	512,000	4,076
* Portfolio Recovery Associates, Inc.	126,004	5,712
Raymond James Financial, Inc.	147,200	3,427

Total		30,122

Common Stocks (94.5%)	Shares/ $ Par	Value $ (000’s)
Health Care (16.6%)
Allscripts Healthcare Solutions, Inc.	149,600	3,032
* Amedisys, Inc.	34,550	1,507
* athenahealth, Inc.	102,850	3,946
* CardioNet, Inc.	205,790	1,383
* Clarient, Inc.	726,500	3,059
Computer Programs and Systems, Inc.	18,800	779
* Conceptus, Inc.	83,050	1,540
* Dexcom, Inc.	251,842	1,997
* Genoptix, Inc.	110,912	3,858
* Illumina, Inc.	123,450	5,247
* IPC The Hospitalist Co.	182,700	5,746
* Masimo Corp.	120,932	3,168
* Nektar Therapeutics	187,150	1,823
* NuVasive, Inc.	85,926	3,588
* Obagi Medical Products, Inc.	182,350	2,115
* Psychiatric Solutions, Inc.	194,434	5,203
Quality Systems, Inc.	19,300	1,188
* Quidel Corp.	113,900	1,849
* Thoratec Corp.	145,441	4,402

Total		55,430

Industrials (13.9%)
* Allegiant Travel Co.	36,340	1,384
* Astec Industries, Inc.	52,300	1,332
Badger Meter, Inc.	53,150	2,056
* GrafTech International, Ltd.	223,600	3,287
* Hub Group, Inc. - Class A	181,740	4,153
* ICF International, Inc.	129,760	3,934
Knight Transportation, Inc.	292,588	4,910
* Orion Marine Group, Inc.	144,000	2,958
Oshkosh Corp.	114,300	3,535
Regal-Beloit Corp.	97,325	4,449
* SmartHeat, Inc.	136,600	1,621
Snap-on, Inc.	58,550	2,035
* Tetra Tech, Inc.	105,550	2,800
* TransDigm Group, Inc.	94,850	4,725
* WESCO International, Inc.	121,000	3,485

Total		46,664

Information Technology (24.5%)
* Advanced Energy Industries, Inc.	400,117	5,698
* ArcSight, Inc.	274,850	6,616
* Atheros Communications, Inc.	154,550	4,100
* CommScope, Inc.	106,400	3,184

Common Stocks (94.5%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
* Comtech Telecommunications Corp.	105,050	3,490
* Concur Technologies, Inc.	39,900	1,586
* CyberSource Corp.	231,390	3,857
* DealerTrack Holdings, Inc.	117,450	2,221
* DG Fastchannel, Inc.	130,929	2,742
* Diodes, Inc.	179,150	3,241
* F5 Networks, Inc.	74,820	2,965
* j2 Global Communications, Inc.	122,717	2,824
* Mellanox Technologies, Ltd.	326,201	5,346
* Microsemi Corp.	205,830	3,250
* MKS Instruments, Inc.	156,600	3,021
* Netlogic Microsystems, Inc.	37,413	1,684
* OpenTable, Inc.	68,200	1,880
* Rosetta Stone, Inc.	34,857	800
* Rubicon Technology, Inc.	194,320	2,884
* Solarwinds, Inc.	112,100	2,470
* Switch and Data Facilities Co., Inc.	347,963	4,736
* Synchronoss Technologies, Inc.	205,066	2,557
* Taleo Corp. - Class A	124,300	2,814
* VanceInfo Technologies, Inc., ADR	217,103	4,220
* VistaPrint NV	71,276	3,617

Total		81,803

Materials (1.0%)
* Calgon Carbon Corp.	92,950	1,378
* Intrepid Potash, Inc.	79,050	1,865

Total		3,243

Other Holdings (2.1%)
* iShares Nasdaq Biotechnology Index Fund	42,170	3,431
SPDR Metals & Mining ETF	80,939	3,694

Total		7,125

Utilities (0.8%)
ITC Holdings Corp.	60,760	2,762

Total		2,762

Total Common Stocks (Cost: $255,590)		316,020

Short-Term Investments (6.0%)	Shares/ $ Par	Value $ (000’s)
Federal Government & Agencies (1.6%)
Federal Home Loan Bank, 0.17%, 11/25/09	2,900,000	2,899
(b) Federal Home Loan Bank, 0.22%, 10/1/09	2,500,000	2,500

Total		5,399

Finance Services (1.5%)
Alpine Securitization Corp., 0.20%, 10/7/09	5,000,000	5,000

Total		5,000

Oil and Gas (1.4%)
Devon Energy Corp., 0.20%, 10/1/09	4,800,000	4,800

Total		4,800

Short Term Business Credit (1.5%)
Falcon Asset Securitization Co. LLC, 0.19%, 10/16/09	5,000,000	5,000

Total		5,000

Total Short-Term Investments (Cost: $20,199)		20,199

Total Investments (100.5%) (Cost: $275,789)(a)		336,219

Other Assets, Less Liabilities (-0.5%)		(1,648)

Net Assets (100.0%)		334,571

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $275,789 and the net unrealized appreciation of investments based on that cost was $60,430 which is comprised of $67,931 aggregate gross unrealized appreciation and $7,501 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Mini Index Futures (Long) (Total Notional Value at September 30, 2009, $3,012)	51	12/09	$63

(j)	Swap agreements outstanding on September 30, 2009

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
JPMorgan Chase	Russell 2000 Growth Biotechnology Industry Index	3-Month USD LIBOR -120 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	12/09	9,369	$217

(k)	Cash or securities with an aggregate value of $510 (in thousands) have been pledged as collateral for swap contracts outstanding on September 30, 2009.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$316,020	$—	$—
Short-Term Instruments	—	20,199	—
Other Financial Instruments^	63	217	—

Total	$316,083	$20,416	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Index 600 Stock Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Common Stocks (85.7%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (12.5%)
* American Public Education, Inc.	1,123	39
Arbitron, Inc.	1,637	34
Arctic Cat, Inc.	754	5
* Audiovox Corp. - Class A	1,143	8
Big 5 Sporting Goods Corp.	1,329	20
* Blue Nile, Inc.	897	56
Brown Shoe Co., Inc.	2,646	21
Brunswick Corp.	5,448	65
The Buckle, Inc.	1,571	54
* Buffalo Wild Wings, Inc.	1,113	46
* Cabela’s, Inc.	2,484	33
* California Pizza Kitchen, Inc.	1,491	23
* Capella Education Co.	898	60
* Carter’s, Inc.	3,505	94
The Cato Corp. - Class A	1,824	37
* CEC Entertainment, Inc.	1,425	37
* Charlotte Russe Holding, Inc.	1,277	22
* The Children’s Place Retail Stores, Inc.	1,689	51
Christopher & Banks Corp.	2,219	15
CKE Restaurants, Inc.	3,369	35
* Coinstar, Inc.	1,883	62
Cracker Barrel Old Country Store, Inc.	1,396	48
* Crocs, Inc.	5,296	35
* Deckers Outdoor Corp.	811	69
* DineEquity, Inc.	934	23
* The Dress Barn, Inc.	2,783	50
* Drew Industries, Inc.	1,146	25
* The E.W. Scripps Co. - Class A	1,778	13
Ethan Allen Interiors, Inc.	1,607	27
The Finish Line, Inc. - Class A	3,391	34
Fred’s, Inc. - Class A	2,472	31
* Genesco, Inc.	1,400	34
Group 1 Automotive, Inc.	1,492	40
* The Gymboree Corp.	1,844	89
* Haverty Furniture Cos., Inc.	1,151	14
* Helen of Troy, Ltd.	1,856	36
* Hibbett Sports, Inc.	1,768	32
Hillenbrand, Inc.	3,817	78
* Hot Topic, Inc.	2,721	20
* HSN, Inc.	2,435	40
* Iconix Brand Group, Inc.	4,401	55
* Interval Leisure Group, Inc.	2,435	30
* Jack in the Box, Inc.	3,532	72
* JAKKS Pacific, Inc.	1,724	25
* Jo-Ann Stores, Inc.	1,639	44
* Jos. A. Bank Clothiers, Inc.	1,129	51

Common Stocks (85.7%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary continued
* Kid Brands, Inc.	1,048	7
K-Swiss, Inc. - Class A	1,658	15
* Landry’s Restaurants, Inc.	498	5
La-Z-Boy, Inc.	3,178	28
Lithia Motors, Inc. - Class A	1,071	17
* Live Nation, Inc.	5,161	42
* Liz Claiborne, Inc.	5,870	29
* M/I Homes, Inc.	1,143	16
* Maidenform Brands, Inc.	1,210	19
The Marcus Corp.	1,287	16
* MarineMax, Inc.	1,314	10
The Men’s Wearhouse, Inc.	3,221	80
* Meritage Homes Corp.	1,955	40
* Midas, Inc.	880	8
* Monarch Casino & Resort, Inc.	696	8
Movado Group, Inc.	1,100	16
* Multimedia Games, Inc.	1,672	9
National Presto Industries, Inc.	296	26
* Nautilus, Inc.	1,266	2
NutriSystem, Inc.	1,910	29
* O’Charley’s, Inc.	1,154	11
* OfficeMax, Inc.	4,709	59
Oxford Industries, Inc.	857	17
* P.F. Chang’s China Bistro, Inc.	1,441	49
* Papa John’s International, Inc.	1,351	33
* Peet’s Coffee & Tea, Inc.	801	23
The Pep Boys - Manny, Moe & Jack	2,875	28
* Perry Ellis International, Inc.	629	10
PetMed Express, Inc.	1,409	27
* Pinnacle Entertainment, Inc.	3,708	38
Polaris Industries, Inc.	2,015	82
Pool Corp.	3,008	67
* Pre-Paid Legal Services, Inc.	454	23
* Quiksilver, Inc.	7,895	22
* RC2 Corp.	1,286	18
* Red Robin Gourmet Burgers, Inc.	960	20
* Ruby Tuesday, Inc.	4,014	34
* Ruth’s Hospitality Group, Inc.	1,238	5
* Shuffle Master, Inc.	3,310	31
* Skechers U.S.A., Inc. - Class A	2,062	35
Skyline Corp.	420	9

Common Stocks (85.7%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary continued
Sonic Automotive, Inc. - Class A	2,370	25
* Sonic Corp.	3,768	42
Spartan Motors, Inc.	2,030	10
Stage Stores, Inc.	2,351	30
* Stamps.com, Inc.	737	7
Standard Motor Products, Inc.	978	15
* Standard Pacific Corp.	5,770	21
* The Steak n Shake Co.	1,512	18
* Stein Mart, Inc.	1,612	20
Sturm, Ruger & Co., Inc.	1,177	15
Superior Industries International, Inc.	1,432	20
* Texas Roadhouse, Inc.	3,161	34
* Ticketmaster Entertainment, Inc.	2,336	27
* Tractor Supply Co.	2,224	108
* True Religion Apparel, Inc.	1,565	41
* Tuesday Morning Corp.	1,930	8
* Tween Brands, Inc.	1,535	13
UniFirst Corp.	884	39
* Universal Electronics, Inc.	844	17
* Universal Technical Institute, Inc.	1,244	25
* Volcom, Inc.	1,023	17
* Winnebago Industries, Inc.	1,795	26
Wolverine World Wide, Inc.	3,043	76
* Zale Corp.	1,461	10
* Zumiez, Inc.	1,284	21

Total		3,580

Consumer Staples (3.4%)
* Alliance One International, Inc.	5,504	25
The Andersons, Inc.	1,130	40
* The Boston Beer Co., Inc. - Class A	620	23
Cal-Maine Foods, Inc.	778	21
Casey’s General Stores, Inc.	3,141	98
* Central Garden & Pet Co. - Class A	4,306	47
* Chattem, Inc.	1,174	78
* Darling International, Inc.	5,076	37
Diamond Foods, Inc.	1,017	32
* The Great Atlantic & Pacific Tea Co., Inc.	1,782	16
* Green Mountain Coffee Roasters, Inc.	2,146	158
* The Hain Celestial Group, Inc.	2,512	48
J & J Snack Foods Corp.	877	38
Lance, Inc.	1,974	51

Common Stocks (85.7%)	Shares/ $ Par	Value $ (000’s)
Consumer Staples continued
Mannatech, Inc.	964	4
Nash Finch Co.	793	22
Sanderson Farms, Inc.	1,079	41
Spartan Stores, Inc.	1,385	20
* TreeHouse Foods, Inc.	1,964	70
* United Natural Foods, Inc.	2,654	63
WD-40 Co.	1,019	29

Total		961

Energy (4.7%)
* Atwood Oceanics, Inc.	3,487	123
* Basic Energy Services, Inc.	1,407	12
* Bristow Group, Inc.	1,812	54
CARBO Ceramics, Inc.	1,181	61
* Dril-Quip, Inc.	1,831	91
Gulf Island Fabrication, Inc.	882	16
Holly Corp.	2,543	65
* Hornbeck Offshore Services, Inc.	1,417	39
* ION Geophysical Corp.	7,306	26
Lufkin Industries, Inc.	917	49
* Matrix Service Co.	1,617	18
* NATCO Group, Inc. - Class A	1,229	54
* Oil States International, Inc.	3,065	108
Penn Virginia Corp.	2,802	64
* Petroleum Development Corp.	1,186	22
* PetroQuest Energy, Inc.	3,232	21
* Pioneer Drilling Co.	3,106	23
* SEACOR Holdings, Inc.	1,247	102
* Seahawk Drilling, Inc.	714	22
St. Mary Land & Exploration Co.	3,858	125
* Stone Energy Corp.	2,580	42
* Superior Well Services, Inc.	881	8
* Swift Energy Co.	2,309	55
* TETRA Technologies, Inc.	4,651	45
World Fuel Services Corp.	1,829	88

Total		1,333

Financials (15.5%)
Acadia Realty Trust	2,449	37
American Physicians Capital, Inc.	598	17
* Amerisafe, Inc.	1,165	20
Bank Mutual Corp.	2,875	25
Bank of the Ozarks, Inc.	802	21
BioMed Realty Trust, Inc.	6,057	84
Boston Private Financial Holdings, Inc.	4,002	26
Brookline Bancorp, Inc.	3,644	35
Cascade Bancorp	1,707	2
Cash America International, Inc.	1,819	55
Cedar Shopping Centers, Inc.	2,782	18
Central Pacific Financial Corp.	1,775	4
Colonial Properties Trust	3,082	30

Common Stocks (85.7%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Columbia Banking System, Inc.	1,734	29
Community Bank System, Inc.	2,021	37
Delphi Financial Group, Inc. - Class A	2,896	66
* DiamondRock Hospitality Co.	6,665	54
Dime Community Bancshares	1,571	18
East West Bancorp, Inc.	5,657	47
EastGroup Properties, Inc.	1,603	61
* eHealth, Inc.	1,529	22
Employers Holdings, Inc.	2,797	43
Entertainment Properties Trust	2,157	74
Extra Space Storage, Inc.	5,336	56
Financial Federal Corp.	1,597	39
First BanCorp	4,684	14
* First Cash Financial Services, Inc.	1,638	28
First Commonwealth Financial Corp.	4,673	27
First Financial Bancorp.	2,731	33
First Financial Bankshares, Inc.	1,285	64
First Midwest Bancorp, Inc.	3,035	34
* Forestar Group, Inc.	2,214	38
Franklin Street Properties Corp.	4,118	54
* Frontier Financial Corp.	2,827	3
Glacier Bancorp, Inc.	3,798	57
Greenhill & Co., Inc.	1,263	113
Hancock Holding Co.	1,513	57
* Hanmi Financial Corp.	2,849	5
Healthcare Realty Trust, Inc.	3,664	77
Home BancShares, Inc.	1,168	26
Home Properties, Inc.	2,040	88
Independent Bank Corp.	1,196	2
Independent Bank Corp./Rockland Trust Co.	1,291	29
Infinity Property & Casualty Corp.	840	36
Inland Real Estate Corp.	4,371	38
* Investment Technology Group, Inc.	2,690	75
Kilroy Realty Corp.	2,664	74
Kite Realty Group Trust	3,887	16
* LaBranche & Co., Inc.	3,310	11
LaSalle Hotel Properties	3,923	77
Lexington Realty Trust	5,877	30
LTC Properties, Inc.	1,431	34
Medical Properties Trust, Inc.	4,949	39
Mid-America Apartment Communities, Inc.	1,742	79
Nara Bancorp, Inc.	1,358	9
* National Financial Partners Corp.	2,606	23

Common Stocks (85.7%)	Shares/ $ Par	Value $ (000’s)
Financials continued
National Penn Bancshares, Inc.	7,549	46
National Retail Properties, Inc.	4,983	107
* The Navigators Group, Inc.	827	46
NBT Bancorp, Inc.	2,117	48
Old National Bancorp	4,101	46
optionsXpress Holdings, Inc.	2,637	46
Parkway Properties, Inc.	1,335	26
Pennsylvania Real Estate Investment Trust	2,378	18
* Pinnacle Financial Partners, Inc.	2,033	26
* Piper Jaffray Cos., Inc.	1,005	48
* Portfolio Recovery Associates, Inc.	950	43
Post Properties, Inc.	2,740	49
Presidential Life Corp.	1,278	13
PrivateBancorp, Inc.	2,406	59
* ProAssurance Corp.	2,019	105
Prosperity Bancshares, Inc.	2,848	99
PS Business Parks, Inc.	1,111	57
* Rewards Network, Inc.	538	7
RLI Corp.	1,094	58
S&T Bancorp, Inc.	1,485	19
Safety Insurance Group, Inc.	947	31
Selective Insurance Group, Inc.	3,272	51
Senior Housing Properties Trust	7,837	150
* Signature Bank	2,506	73
Simmons First National Corp. - Class A	780	22
The South Financial Group, Inc.	10,521	15
Sovran Self Storage, Inc.	1,445	44
Sterling Bancorp	1,118	8
Sterling Bancshares, Inc.	5,018	37
* Sterling Financial Corp.	3,186	6
Stewart Information Services Corp.	1,126	14
* Stifel Financial Corp.	1,850	102
Susquehanna Bancshares, Inc.	5,329	31
SWS Group, Inc.	1,498	22
Tanger Factory Outlet Centers, Inc.	2,485	93
Tompkins Financial Corp.	432	19
Tower Group, Inc.	2,500	61
* TradeStation Group, Inc.	2,066	17
TrustCo Bank Corp. NY	4,725	30
UCBH Holdings, Inc.	7,322	6
UMB Financial Corp.	1,855	75
Umpqua Holdings Corp.	5,143	55
United Bankshares, Inc.	2,358	46
* United Community Banks, Inc.	2,679	13
United Fire & Casualty Co.	1,379	25

Common Stocks (85.7%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Urstadt Biddle Properties, Inc.	1,323	19
Whitney Holding Corp.	4,179	40
Wilshire Bancorp, Inc.	1,198	9
Wintrust Financial Corp.	1,485	42
* World Acceptance Corp.	1,002	25
Zenith National Insurance Corp.	2,306	71

Total		4,428

Health Care (10.8%)
* Abaxis, Inc.	1,358	36
* Air Methods Corp.	669	22
* Align Technology, Inc.	4,115	59
* Almost Family, Inc.	449	13
* Amedisys, Inc.	1,715	75
* American Medical Systems Holdings, Inc.	4,586	78
* AMERIGROUP Corp.	3,240	72
* AMN Healthcare Services, Inc.	2,014	19
* AmSurg Corp.	1,893	40
Analogic Corp.	790	29
* ArQule, Inc.	1,737	8
* Bio-Reference Laboratories, Inc.	734	25
* Cambrex Corp.	1,805	11
* Catalyst Health Solutions, Inc.	2,361	69
* Centene Corp.	2,654	50
Chemed Corp.	1,389	61
Computer Programs and Systems, Inc.	603	25
* CONMED Corp.	1,795	34
The Cooper Cos., Inc.	2,789	83
* CorVel Corp.	469	13
* Cross Country Healthcare, Inc.	1,902	18
* CryoLife, Inc.	1,753	14
* Cubist Pharmaceuticals, Inc.	3,566	72
* Cyberonics, Inc.	1,473	24
* Dionex Corp.	1,093	71
* Eclipsys Corp.	3,488	67
* Enzo Biochem, Inc.	2,056	15
* eResearchTechnology, Inc.	2,604	18
* Genoptix, Inc.	1,052	37
* Gentiva Health Services, Inc.	1,797	45
* Greatbatch, Inc.	1,431	32
* Haemonetics Corp.	1,586	89
* Hanger Orthopedic Group, Inc.	1,944	27
* Healthspring, Inc.	3,021	37
* Healthways, Inc.	2,081	32
* HMS Holdings Corp.	1,616	62
* ICU Medical, Inc.	785	29
* Integra LifeSciences Holdings	1,264	43
Invacare Corp.	1,983	44
* inVentiv Health, Inc.	2,073	35

Common Stocks (85.7%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
* IPC The Hospitalist Co.	836	26
* Kendle International, Inc.	918	15
* Kensey Nash Corp.	701	20
Landauer, Inc.	577	32
* LCA-Vision, Inc.	1,148	8
* LHC Group, Inc.	934	28
* Magellan Health Services, Inc.	2,177	68
* Martek Biosciences Corp.	2,052	46
* MedCath Corp.	1,091	10
* MEDNAX, Inc.	2,863	157
Meridian Bioscience, Inc.	2,501	63
* Merit Medical Systems, Inc.	1,726	30
* Molina Healthcare, Inc.	820	17
* MWI Veterinary Supply, Inc.	748	30
* Natus Medical, Inc.	1,750	27
* Neogen Corp.	914	30
* Odyssey HealthCare, Inc.	2,033	25
* Omnicell, Inc.	1,954	22
* Osteotech, Inc.	1,113	5
* Palomar Medical Technologies, Inc.	1,112	18
* Par Pharmaceutical Cos., Inc.	2,146	46
* PAREXEL International Corp.	3,567	48
* PharMerica Corp.	1,885	35
* Phase Forward, Inc.	2,668	37
* PSS World Medical, Inc.	3,673	80
Quality Systems, Inc.	1,164	72
* Regeneron Pharmaceuticals, Inc.	3,910	75
* RehabCare Group, Inc.	1,139	25
* Res-Care, Inc.	1,583	23
* Salix Pharmaceuticals, Ltd.	3,014	64
* Savient Pharmaceuticals, Inc.	3,804	58
* SurModics, Inc.	1,079	27
* Symmetry Medical, Inc.	2,211	23
* Theragenics Corp.	2,067	3
* ViroPharma, Inc.	4,780	46
West Pharmaceutical Services, Inc.	2,030	82
* Zoll Medical Corp.	1,302	28

Total		3,082

Industrials (14.0%)
A.O. Smith Corp.	1,396	53
AAON, Inc.	773	16
* AAR Corp.	2,398	53
ABM Industries, Inc.	2,866	60
Actuant Corp.	4,179	67
Acuity Brands, Inc.	2,660	86
Administaff, Inc.	1,371	36
* Aerovironment, Inc.	914	26
Albany International Corp. - Class A	1,691	33
American Science and Engineering, Inc.	547	37

Common Stocks (85.7%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
Apogee Enterprises, Inc.	1,683	25
Applied Industrial Technologies, Inc.	2,299	49
Applied Signal Technology, Inc.	813	19
Arkansas Best Corp.	1,561	47
* Astec Industries, Inc.	1,224	31
* ATC Technology Corp.	1,226	24
* AZZ, Inc.	759	31
Badger Meter, Inc.	919	36
Baldor Electric Co.	2,588	71
Barnes Group, Inc.	2,591	44
Belden, Inc.	2,877	66
Bowne & Co., Inc.	2,363	18
Brady Corp. - Class A	3,229	93
Briggs & Stratton Corp.	3,087	60
* C&D Technologies, Inc.	1,577	3
Cascade Corp.	564	15
CDI Corp.	783	11
* Ceradyne, Inc.	1,586	29
CIRCOR International, Inc.	1,048	30
CLARCOR, Inc.	3,144	99
Comfort Systems USA, Inc.	2,167	25
* Consolidated Graphics, Inc.	689	17
Cubic Corp.	957	38
Curtiss-Wright Corp.	2,812	96
* EMCOR Group, Inc.	4,067	103
Encore Wire Corp.	1,164	26
* EnPro Industries, Inc.	1,246	28
* ESCO Technologies, Inc.	1,623	64
* Esterline Technologies Corp.	1,837	72
* Exponent, Inc.	841	24
Forward Air Corp.	1,788	41
G & K Services, Inc. - Class A	1,142	25
* Gardner Denver, Inc.	3,210	112
* GenCorp, Inc.	3,142	17
* The GEO Group, Inc.	3,166	64
Gibraltar Industries, Inc.	1,860	25
* Griffon Corp.	2,719	27
Healthcare Services Group, Inc.	2,683	49
Heartland Express, Inc.	3,247	47
Heidrick & Struggles International, Inc.	1,051	24
* Hub Group, Inc. - Class A	2,335	53
* II-VI, Inc.	1,531	39
* Insituform Technologies, Inc. - Class A	2,397	46
Interface, Inc. - Class A	3,472	29
John Bean Technologies Corp.	1,703	31
Kaman Corp.	1,584	35
Kaydon Corp.	2,051	67
Knight Transportation, Inc.	3,593	60
Lawson Products, Inc.	247	4
Lindsay Corp.	760	30
* Lydall, Inc.	1,039	5
* Magnetek, Inc.	1,878	3

Common Stocks (85.7%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
* Mobile Mini, Inc.	2,190	38
* Moog, Inc. - Class A	2,631	78
Mueller Industries, Inc.	2,302	55
* NCI Building Systems, Inc.	1,234	4
* Old Dominion Freight Line, Inc.	1,726	53
* On Assignment, Inc.	2,238	13
* Orbital Sciences Corp.	3,487	52
Quanex Building Products Corp.	2,324	33
Regal-Beloit Corp.	2,211	101
Robbins & Myers, Inc.	2,027	48
* School Specialty, Inc.	988	23
Simpson Manufacturing Co., Inc.	2,362	60
SkyWest, Inc.	3,432	57
* Spherion Corp.	3,176	20
The Standard Register Co.	761	4
Standex International Corp.	760	15
* Stanley, Inc.	993	26
* Sykes Enterprises, Inc.	2,168	45
* Teledyne Technologies, Inc.	2,223	80
* Tetra Tech, Inc.	3,739	99
The Toro Co.	2,113	84
Tredegar Corp.	1,343	19
Triumph Group, Inc.	1,029	49
* TrueBlue, Inc.	2,702	38
* United Stationers, Inc.	1,465	70
Universal Forest Products, Inc.	1,192	47
Viad Corp.	1,271	25
* Vicor Corp.	1,209	9
* Volt Information Sciences, Inc.	746	9
Watsco, Inc.	1,963	106
Watts Water Technologies, Inc. - Class A	1,808	55

Total		4,009

Information Technology (14.9%)
* Actel Corp.	1,613	20
* Adaptec, Inc.	7,405	25
* Advanced Energy Industries, Inc.	2,049	29
Agilysys, Inc.	1,237	8
* Anixter International, Inc.	1,831	73
* Arris Group, Inc.	7,722	100
* ATMI, Inc.	1,937	35
* Avid Technology, Inc.	1,754	25
Bel Fuse, Inc. - Class B	710	14
* Benchmark Electronics, Inc.	4,008	72
Black Box Corp.	1,083	27
Blackbaud, Inc.	2,707	63
* Blue Coat Systems, Inc.	2,467	56
* Brightpoint, Inc.	4,252	37
* Brooks Automation, Inc.	3,975	31
* Cabot Microelectronics Corp.	1,446	50
* CACI International, Inc. - Class A	1,853	88

Common Stocks (85.7%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
* Checkpoint Systems, Inc.	2,401	39
* CIBER, Inc.	4,293	17
Cognex Corp.	2,448	40
Cohu, Inc.	1,445	20
* Commvault Systems, Inc.	2,579	54
* comScore, Inc.	1,488	27
* Comtech Telecommunications Corp.	1,738	58
* Concur Technologies, Inc.	2,613	104
* CSG Systems International, Inc.	2,168	35
CTS Corp.	2,091	19
* CyberSource Corp.	4,285	71
* Cymer, Inc.	1,836	71
* Cypress Semiconductor Corp.	9,562	99
Daktronics, Inc.	2,114	18
* DealerTrack Holdings, Inc.	2,488	47
* Digi International, Inc.	1,522	13
* Digital Theater Systems, Inc.	1,079	30
* Diodes, Inc.	2,098	38
* DSP Group, Inc.	1,414	11
* Ebix, Inc.	568	31
* Electro Scientific Industries, Inc.	1,686	23
* EMS Technologies, Inc.	941	20
* Epicor Software Corp.	2,827	18
* EPIQ Systems, Inc.	2,009	29
* Exar Corp.	2,688	20
* FARO Technologies, Inc.	993	17
* FEI Co.	2,319	57
* Forrester Research, Inc.	923	25
* Gerber Scientific, Inc.	1,519	9
* Harmonic, Inc.	5,932	40
Heartland Payment Systems, Inc.	2,312	34
* Hittite Microwave Corp.	1,318	48
* Hutchinson Technology, Inc.	1,441	10
* InfoSpace, Inc.	2,179	17
* Insight Enterprises, Inc.	2,831	35
* Integral Systems, Inc.	1,070	7
* Intermec, Inc.	3,067	43
* Intevac, Inc.	1,354	18
* j2 Global Communications, Inc.	2,782	64
* JDA Software Group, Inc.	1,737	38
Keithley Insturments, Inc.	817	5
* The Knot, Inc.	1,853	20
* Kopin Corp.	4,087	20
* Kulicke and Soffa Industries, Inc.	4,278	26
* Littelfuse, Inc.	1,342	35
* LoJack Corp.	1,116	6
* Manhattan Associates, Inc.	1,389	28
MAXIMUS, Inc.	1,081	50
* Mercury Computer Systems, Inc.	1,398	14
Methode Electronics, Inc.	2,316	20

Common Stocks (85.7%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Micrel, Inc.	2,654	22
* Microsemi Corp.	5,023	79
* MKS Instruments, Inc.	3,053	59
MTS Systems Corp.	1,030	30
* NETGEAR, Inc.	2,127	39
* NetScout Systems, Inc.	2,052	28
* Network Equipment Technologies, Inc.	1,814	13
* Newport Corp.	2,235	20
* Novatel Wireless, Inc.	1,892	21
Park Electrochemical Corp.	1,268	31
* PC-Tel, Inc.	1,145	7
* Perficient, Inc.	1,937	16
* Pericom Semiconductor Corp.	1,562	15
* Phoenix Technologies, Ltd.	2,161	8
* Plexus Corp.	2,437	64
* Progress Software Corp.	2,475	56
* Radiant Systems, Inc.	1,688	18
* RadiSys Corp.	1,453	13
* Rogers Corp.	968	29
* Rudolph Technologies, Inc.	1,909	14
* ScanSource, Inc.	1,640	46
* Sigma Designs, Inc.	1,642	24
* Skyworks Solutions, Inc.	10,566	140
* Smith Micro Software, Inc.	1,780	22
* Sonic Solutions	1,644	10
* SPSS, Inc.	1,131	56
* Standard Microsystems Corp.	1,360	32
* StarTek, Inc.	734	6
* Stratasys, Inc.	1,249	21
* Supertex, Inc.	796	24
* Symmetricom, Inc.	2,698	14
* Synaptics, Inc.	2,095	53
* SYNNEX Corp.	1,249	38
* Take-Two Interactive Software, Inc.	5,011	56
* Taleo Corp. - Class A	1,950	44
Technitrol, Inc.	2,540	23
* Tekelec	4,144	68
* TeleTech Holdings, Inc.	1,991	34
* THQ, Inc.	4,165	28
* Tollgrade Communications, Inc.	771	5
* TriQuint Semiconductor, Inc.	9,296	72
* TTM Technologies, Inc.	2,662	31
* Tyler Technologies, Inc.	1,725	29
* Ultratech, Inc.	1,457	19
United Online, Inc.	5,175	42
* Varian Semiconductor Equipment Associates, Inc.	4,526	149
* Veeco Instruments, Inc.	2,009	47
* ViaSat, Inc.	1,717	46
* Websense, Inc.	2,728	46
* Wright Express Corp.	2,356	70

Total		4,268

Common Stocks (85.7%)	Shares/ $ Par	Value $ (000’s)
Materials (3.8%)
A. Schulman, Inc.	1,609	32
A.M. Castle & Co.	1,032	10
AMCOL International Corp.	1,531	35
American Vanguard Corp.	1,272	11
Arch Chemicals, Inc.	1,546	46
Balchem Corp.	1,146	30
* Brush Engineered Materials, Inc.	1,247	30
* Buckeye Technologies, Inc.	2,391	26
* Calgon Carbon Corp.	3,380	50
* Century Aluminum Co.	2,838	26
* Clearwater Paper Corp.	701	29
Deltic Timber Corp.	660	30
Eagle Materials, Inc.	2,691	77
H.B. Fuller Co.	3,000	63
* Headwaters, Inc.	3,126	12
Myers Industries, Inc.	1,742	19
Neenah Paper, Inc.	905	11
NewMarket Corp.	723	67
Olympic Steel, Inc.	558	16
* OM Group, Inc.	1,896	58
Penford Corp.	695	5
* PolyOne Corp.	5,707	38
Quaker Chemical Corp.	682	15
Rock-Tenn Co. - Class A	2,382	112
* RTI International Metals, Inc.	1,798	45
Schweitzer-Mauduit International, Inc.	946	51
Stepan Co.	461	28
Texas Industries, Inc.	1,711	72
Wausau Paper Corp.	3,020	30
Zep, Inc.	1,331	22

Total		1,096

Other Holdings (2.2%)
iShares S&P SmallCap 600 Index Fund	12,257	641

Total		641

Telecommunication Services (0.4%)
* Cbeyond, Inc.	1,587	26
* General Communication, Inc. - Class A	2,657	18
Iowa Telecommunications Services, Inc.	2,019	25
* Neutral Tandem, Inc.	2,066	47

Total		116

Utilities (3.5%)
ALLETE, Inc.	1,789	60
American States Water Co.	1,142	41
Atmos Energy Corp.	5,696	161
Avista Corp.	3,376	68
Central Vermont Public Service Corp.	721	14
CH Energy Group, Inc.	975	43
* El Paso Electric Co.	2,776	49
The Laclede Group, Inc.	1,368	44

Common Stocks (85.7%)	Shares/ $ Par	Value $ (000’s)
Utilities continued
New Jersey Resources Corp.	2,594	94
Northwest Natural Gas Co.	1,637	68
Piedmont Natural Gas Co., Inc.	4,513	108
South Jersey Industries, Inc.	1,839	65
Southwest Gas Corp.	2,767	71
UIL Holdings Corp.	1,848	49
Unisource Energy Corp.	2,207	68

Total		1,003

Total Common Stocks (Cost: $28,646)		24,517

Short-Term Investments (11.5%)
Finance Lessors (2.1%)
Gemini Securitization Corp. LLC, 0.20%, 10/26/09	600,000	600

Total		600

Finance Services (2.8%)
Liberty Street Funding LLC, 0.21%, 10/1/09	800,000	800

Total		800

Miscellaneous Business Credit Institutions (2.1%)
Park Avenue Receivables Corp., 0.19%, 10/5/09	600,000	600

Total		600

Oil and Gas (2.4%)
Devon Energy Corp., 0.20%, 10/1/09	700,000	700

Total		700

Short Term Business Credit (2.1%)
Falcon Asset Securitization Co. LLC, 0.19%, 10/16/09	600,000	600

Total		600

Total Short-Term Investments (Cost: $3,300)		3,300

Total Investments (97.2%) (Cost: $31,946)(a)		27,817

Other Assets, Less Liabilities (2.8%)		806

Net Assets (100.0%)		28,623

*	Non-Income Producing

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $31,946 and the net unrealized depreciation of investments based on that cost was $4,129 which is comprised of $1,337 aggregate gross unrealized appreciation and $5,466 aggregate gross unrealized depreciation.

(j)	Swap agreements outstanding on September 30, 2009

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
JP Morgan Chase	S&P SmallCap 600 Index	1-Month USD LIBOR -10 Bps	S&P Smallcap 600 Index	5/10	3,905	$201

(k)	Cash or securities with an aggregate value of $620 (in thousands) have been pledged as collateral for swap contracts outstanding on September 30, 2009.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$24,517	$—	$—
Short-Term Instruments	—	3,300	—
Other Financial Instruments^	—	201	—

Total	$24,517	$3,501	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Small Cap Value Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Common Stocks (97.0%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (12.5%)
Aaron’s, Inc.	208,900	5,515
Aaron’s, Inc. - Class A	4,725	97
* Ascent Media Corp. - Class A	41,800	1,070
* Corinthian Colleges, Inc.	94,600	1,756
CSS Industries, Inc.	64,900	1,283
* Culp, Inc.	69,300	386
* Drew Industries, Inc.	117,600	2,551
Fred’s, Inc. - Class A	115,100	1,465
* Haverty Furniture Cos., Inc.	142,600	1,684
* M/I Homes, Inc.	71,000	965
* MarineMax, Inc.	110,800	865
Matthews International Corp. - Class A	104,700	3,704
The Men’s Wearhouse, Inc.	98,600	2,436
* Meritage Homes Corp.	113,000	2,294
Orient-Express Hotels, Ltd. - Class A	222,500	2,561
Pool Corp.	100,325	2,229
* Saga Communications, Inc. - Class A	32,000	429
Stanley Furniture Co., Inc.	84,100	872
* Stein Mart, Inc.	210,000	2,669
* Winnebago Industries, Inc.	154,900	2,279

Total		37,110

Consumer Staples (1.7%)
* Alliance One International, Inc.	278,900	1,250
Casey’s General Stores, Inc.	70,600	2,215
Nash Finch Co.	56,000	1,531

Total		4,996

Energy (6.3%)
* Arena Resources, Inc.	34,500	1,225
* Atwood Oceanics, Inc.	43,300	1,527
CARBO Ceramics, Inc.	39,400	2,031
* Encore Acquisition Co.	37,600	1,406
* Forest Oil Corp.	69,450	1,359
* Hercules Offshore, Inc.	85,789	421
* Mariner Energy, Inc.	86,500	1,227
Penn Virginia Corp.	155,300	3,558
* TETRA Technologies, Inc.	195,100	1,891
* Union Drilling, Inc.	44,400	339
* Whiting Petroleum Corp.	62,300	3,587

Total		18,571

Financials (21.1%)
Acadia Realty Trust	76,500	1,153
Ares Capital Corp.	276,700	3,049
CBL & Associates Properties, Inc.	323,900	3,142

Common Stocks (97.0%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Central Fund of Canada, Ltd. - Class A	136,400	1,807
Cedar Shopping Centers, Inc.	148,000	955
Compass Diversified Holdings	129,000	1,351
East West Bancorp, Inc.	172,000	1,428
Employers Holdings, Inc.	63,600	984
First Opportunity Fund, Inc.	162,000	1,037
First Potomac Realty Trust	117,100	1,354
Glacier Bancorp, Inc.	129,500	1,935
Hatteras Financial Corp.	75,700	2,269
Hercules Technology Growth Capital, Inc.	168,000	1,650
Home BancShares, Inc.	100,900	2,212
JMP Group, Inc.	87,800	848
Kilroy Realty Corp.	110,200	3,057
Kohlberg Capital Corp.	162,050	977
LaSalle Hotel Properties	129,400	2,544
* Markel Corp.	5,700	1,880
Max Capital Group, Ltd.	118,600	2,534
National Interstate Corp.	91,000	1,592
Parkway Properties, Inc.	54,200	1,068
* Piper Jaffray Cos., Inc.	35,200	1,680
Potlatch Corp.	79,900	2,273
* ProAssurance Corp.	104,800	5,469
Redwood Trust, Inc.	105,600	1,637
* Signature Bank	49,300	1,430
* Stifel Financial Corp.	53,400	2,932
* SVB Financial Group	96,800	4,188
Washington Real Estate Investment Trust	70,000	2,016
Wintrust Financial Corp.	82,600	2,309

Total		62,760

Health Care (6.0%)
Analogic Corp.	32,000	1,185
* AngioDynamics, Inc.	66,300	914
* Exelixis, Inc.	163,000	1,040
Landauer, Inc.	31,800	1,748
* Myriad Genetics, Inc.	30,800	844
National Healthcare Corp.	55,100	2,055
Owens & Minor, Inc.	128,400	5,810
* Triple-S Management Corp. - Class B	64,700	1,085
West Pharmaceutical Services, Inc.	78,000	3,167

Total		17,848

Industrials (23.9%)
Accuride Corp.	124,000	34
* Alaska Air Group, Inc.	87,900	2,355

Common Stocks (97.0%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
Ameron International Corp.	38,700	2,708
* Astec Industries, Inc.	42,600	1,085
* Beacon Roofing Supply, Inc.	265,600	4,244
Belden, Inc.	92,600	2,139
* C&D Technologies, Inc.	109,300	235
Cascade Corp.	44,000	1,177
CIRCOR International, Inc.	58,200	1,645
Comfort Systems USA, Inc.	94,400	1,094
* Dollar Thrifty Automotive Group, Inc.	61,200	1,505
Franklin Electric Co., Inc.	23,500	674
* FTI Consulting, Inc.	64,600	2,753
G & K Services, Inc. - Class A	78,000	1,728
* Genesee & Wyoming, Inc. - Class A	117,300	3,557
Gibraltar Industries, Inc.	124,500	1,652
IDEX Corp.	112,600	3,147
* Insituform Technologies, Inc. - Class A	140,800	2,695
Kaman Corp.	62,900	1,383
* Kirby Corp.	117,400	4,323
* Kratos Defense & Security Solutions, Inc.	36,010	315
Landstar System, Inc.	157,100	5,979
McGrath Rentcorp	142,400	3,029
* MPS Group, Inc.	288,200	3,032
* Navigant Consulting, Inc.	162,500	2,194
Nordson Corp.	81,000	4,543
* Sterling Construction Co., Inc.	40,500	725
Universal Forest Products, Inc.	64,600	2,549
UTI Worldwide, Inc.	149,620	2,166
* Waste Connections, Inc.	95,200	2,747
Woodward Governor Co.	146,100	3,544

Total		70,956

Information Technology (11.0%)
* Advanced Energy Industries, Inc.	141,300	2,012
* ATMI, Inc.	65,400	1,187
* Brooks Automation, Inc.	166,387	1,286
* Cabot Microelectronics Corp.	32,000	1,115
Electro Rent Corp.	157,000	1,809
* FormFactor, Inc.	86,200	2,062
* Ixia	208,300	1,429
* Littelfuse, Inc.	66,800	1,753
Methode Electronics, Inc.	53,000	459
* Microsemi Corp.	107,000	1,689
* Newport Corp.	96,200	843

Common Stocks (97.0%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
* Palm, Inc.	156,200	2,723
* Progress Software Corp.	119,200	2,700
* Sonus Networks, Inc.	464,500	985
* SPSS, Inc.	39,025	1,949
* StarTek, Inc.	123,000	1,068
* Symyx Technologies, Inc.	113,400	751
* SYNNEX Corp.	82,200	2,505
* Teradyne, Inc.	190,400	1,761
* Websense, Inc.	106,600	1,791
* Xyratex, Ltd.	96,100	914

Total		32,791

Materials (9.6%)
Airgas, Inc.	75,100	3,632
AMCOL International Corp.	52,200	1,195
American Vanguard Corp.	120,300	1,000
AptarGroup, Inc.	116,400	4,349
Arch Chemicals, Inc.	87,100	2,612
Carpenter Technology Corp.	76,500	1,789
* Clearwater Paper Corp.	42,100	1,740
Deltic Timber Corp.	54,600	2,499
Innospec, Inc.	127,000	1,873
International Royalty Corp.	323,000	1,302
Myers Industries, Inc.	178,100	1,918
Sims Metal Management, Ltd., ADR	144,940	2,889
Wausau Paper Corp.	170,200	1,702

Total		28,500

Other Holdings (0.5%)
iShares Russell 2000 Value Index	28,400	1,606

Total		1,606

Telecommunication Services (0.6%)
* Premiere Global Services, Inc.	210,000	1,745

Total		1,745

Utilities (3.7%)
Black Hills Corp.	79,867	2,010
Cleco Corp.	110,900	2,781
* El Paso Electric Co.	110,000	1,944
The Empire District Electric Co.	63,700	1,152
Southwest Gas Corp.	73,200	1,873
Vectren Corp.	51,400	1,184

Total		10,944

Total Common Stocks (Cost: $279,241)		287,827

Preferred Stocks (1.6%)	Shares/ $ Par	Value $ (000’s)
Federal Savings Institutions (0.4%)
East West Bancorp, Inc., 8.00%, 12/31/49	1,359	1,087

Total		1,087

Finance Services (0.7%)
Assured Guaranty, Ltd., 8.50%, 6/1/14	24,600	2,104

Total		2,104

Oil and Gas (0.5%)
Whiting Petroleum Corp., 6.25%, 12/31/49	9,800	1,480

Total		1,480

Total Preferred Stocks (Cost: $3,558)		4,671

Short-Term Investments (1.4%)
Other Holdings (1.4%)
T Rowe Price Reserve Investment Fund	4,207,864	4,208

Total		4,208

Total Short-Term Investments (Cost: $4,208)		4,208

Total Investments (100.0%) (Cost: $287,007)(a)		296,706

Other Assets, Less Liabilities (0.0%)		146

Net Assets (100.0%)		296,852

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $287,007 and the net unrealized appreciation of investments based on that cost was $9,698 which is comprised of $45,873 aggregate gross unrealized appreciation and $36,175 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$287,827	$—	$—
Preferred Stocks – Finance Services	—	2,104	—
Preferred Stocks – All Others	2,567	—	—
Short-Term Instruments	—	4,208	—
Other Financial Instruments^	—	—	—

Total	$290,394	$6,312	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2009, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

International Growth Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Foreign Common Stocks (97.2%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (10.4%)

Ajisen China Holdings, Ltd.	China	638,000	566
* Anhanguera Educacional Participacoes SA	Brazil	49,000	559
Esprit Holdings, Ltd.	Hong Kong	172,700	1,158
Estacio Participacoes SA	Brazil	51,300	597
Hennes & Mauritz AB - B Shares	Sweden	81,688	4,590
Industria de Diseno Textil SA	Spain	79,833	4,585
Jupiter Telecommunications Co., Ltd.	Japan	3,682	3,563
Li & Fung, Ltd.	Hong Kong	1,526,000	6,224
Ports Design, Ltd.	Hong Kong	241,000	598
Raffles Education Corp., Ltd.	Singapore	3,189,000	1,145
Shangri-La Asia, Ltd.	Hong Kong	624,000	1,176

Total			24,761

Consumer Staples (19.1%)

Anheuser-Busch InBev NV	Belgium	155,988	7,133
British American Tobacco PLC	United Kingdom	221,346	6,956
Colgate-Palmolive (India), Ltd.	India	43,650	571
Huabao International Holdings, Ltd.	Hong Kong	4,474,000	4,794
Imperial Tobacco Group PLC	United Kingdom	241,552	6,980
Japan Tobacco, Inc.	Japan	2,064	7,028
Olam International, Ltd.	Singapore	1,340,000	2,358
Reckitt Benckiser Group PLC	United Kingdom	48,814	2,386
Tesco PLC	United Kingdom	1,121,311	7,175

Total			45,381

Energy (5.5%)

AMEC PLC	United Kingdom	282,472	3,413
Petrofac, Ltd.	United Kingdom	304,126	4,809
Petroleo Brasileiro SA, ADR	Brazil	122,370	4,810

Total			13,032

Financials (21.4%)

Admiral Group PLC	United Kingdom	158,232	2,929
BM&F BOVESPA SA	Brazil	328,500	2,422
Capitaland, Ltd.	Singapore	1,340,000	3,508
China Overseas Land & Investment, Ltd.	Hong Kong	160	—	(m)
Daito Trust Construction Co., Ltd.	Japan	108,900	4,740
The Goldman Sachs Group, Inc.	United States	12,945	2,386
* GP Investments, Ltd.	Brazil	108,200	598
Hang Lung Properties, Ltd.	Hong Kong	1,332,000	4,883
Housing Development Finance Corp., Ltd.	India	100,632	5,746
IG Group Holdings PLC	United Kingdom	447,264	2,386
Man Group PLC	United Kingdom	1,211,390	6,426
Mitsubishi Estate Co., Ltd.	Japan	440,000	6,878

Foreign Common Stocks (97.2%)	Country	Shares/ $ Par	Value $ (000’s)
Financials continued
Seven Bank, Ltd.	Japan	1,402	3,461
The Toronto-Dominion Bank	Canada	4	—	(m)
* UBS AG	Switzerland	255,148	4,676

Total			51,039

Health Care (11.1%)

* Celgene Corp.	United States	42,605	2,382
Cochlear, Ltd.	Australia	40,174	2,363
Eurofins Scientific	France	12,694	596
Lonza Group AG	Switzerland	21,620	2,357
Novartis AG	Switzerland	142,602	7,159
Novo Nordisk A/S	Denmark	74,317	4,668
Roche Holding AG	Switzerland	43,071	6,972
Teva Pharmaceutical Industries, Ltd., ADR	Israel	4	—	(m)

Total			26,497

Industrials (10.2%)

Aggreko PLC	United Kingdom	407,639	4,578
Bharat Heavy Electricals, Ltd.	India	49,330	2,378
Bureau Veritas SA	France	51,960	2,933
Capita Group PLC	United Kingdom	401,703	4,640
China Merchants Holdings International Co., Ltd.	Hong Kong	1,380,000	4,541
* DSV A/S	Denmark	192,989	3,460
Homeserve PLC	United Kingdom	23,394	596
Regus PLC	Luxembourg	709,873	1,138

Total			24,264

Information Technology (13.6%)

Accenture PLC	Ireland	96,505	3,597
ASML Holding NV	Netherlands	80,034	2,360
* Autonomy Corp. PLC	United Kingdom	182,335	4,758
Aveva Group PLC	United Kingdom	119,493	1,755
Cia Brasileira de Meios de Pagamento	Brazil	58,900	584
* Research In Motion, Ltd.	Canada	101,165	6,834
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	64	—	(m)
Telefonaktiebolaget LM Ericsson	Sweden	342,868	3,440
* Temenos Group AG	Switzerland	100,346	2,358
Xchanging PLC	United Kingdom	163,451	576
Yahoo Japan Corp.	Japan	18,001	6,081

Total			32,343

Foreign Common Stocks (97.2%)	Country	Shares/ $ Par	Value $ (000’s)

Materials (5.9%)

Monsanto Co.	United States	91,515	7,083
Potash Corp. of Saskatchewan, Inc.	Canada	77,875	7,035

Total			14,118

Total Foreign Common Stocks (Cost: $223,224)			231,435

Total Investments (97.2%) (Cost: $223,224)(a)			231,435

Other Assets, Less Liabilities (2.8%)			6,742

Net Assets (100.0%)			238,177

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $223,224 and the net unrealized appreciation of investments based on that cost was $8,192 which is comprised of $9,113 aggregate gross unrealized appreciation and $921 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
United Kingdom	25.3%
Japan	13.3%
Switzerland	9.9%
Hong Kong	9.8%
Canada	5.8%
Other	35.9%

Total	100.0%

(l)	As of September 30, 2009 portfolio securities with an aggregate value of $192,548 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks -
Consumer Discretionary	$1,156	$23,605	$—
Energy	4,810	8,222	—
Financials	5,406	45,633	—
Health Care	2,382	24,115	—
Information Technology	11,015	21,328	—
Materials	14,118	—	—
All Other	—	69,645	—
Other Financial Instruments^	—	—	—

Total	$38,887	$192,548	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2009, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Research International Core Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Foreign Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (7.3%)

Bridgestone Corp.	Japan	16,900	301
Esprit Holdings, Ltd.	Hong Kong	38,100	256
Grupo Televisa SA, ADR	Mexico	9,700	180
Industria de Diseno Textil SA	Spain	9,240	531
Li & Fung, Ltd.	Hong Kong	74,000	302
LVMH Moet Hennessy Louis Vuitton SA	France	7,530	758
Reed Elsevier PLC	United Kingdom	46,370	347
Sankyo Co., Ltd.	Japan	1,100	69
* Urbi Desarrollos Urbanos SAB de CV	Mexico	47,450	96
WPP PLC	United Kingdom	75,661	650

Total			3,490

Consumer Staples (8.3%)

DANONE SA	France	11,152	675
Heineken NV	Netherlands	10,360	478
Hengan International Group Co., Ltd.	Hong Kong	36,000	218
Japan Tobacco, Inc.	Japan	106	361
Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	41,940	174
Lawson, Inc.	Japan	8,500	395
Nestle SA	Switzerland	28,933	1,234
Reckitt Benckiser Group PLC	United Kingdom	9,190	449

Total			3,984

Energy (9.5%)

CNOOC, Ltd.	Hong Kong	87,000	118
Eni SpA	Italy	28,450	712
INPEX Corp.	Japan	39	331
Marathon Oil Corp.	United States	5,180	165
Nexen, Inc.	Canada	7,610	173
* Paladin Energy, Ltd.	Australia	62,601	247
Petroleo Brasileiro SA, ADR	Brazil	3,450	158
Royal Dutch Shell PLC - Class A	United Kingdom	31,380	894
Saipem SpA	Italy	6,990	211
Suncor Energy, Inc.	Canada	3,330	116
Total SA	France	20,010	1,191
Tullow Oil PLC	United Kingdom	13,378	242

Total			4,558

Financials (24.7%)

Aberdeen Asset Management PLC	United Kingdom	51,210	123
Aeon Credit Service Co., Ltd.	Japan	30,700	307
Bank of China, Ltd.	China	942,000	493
Bank of Cyprus Public Co., Ltd.	Cyprus	58,013	445
BNP Paribas	France	13,672	1,093
* BNP Paribas - Rights	France	13,672	30
The Chiba Bank, Ltd.	Japan	45,000	277

Foreign Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)
Financials continued
China Construction Bank Corp.	China	907,000	722
China Life Insurance Co., Ltd.	China	59,000	258
Deutsche Boerse AG	Germany	5,770	472
HDFC Bank, Ltd., ADR	India	4,530	536
Housing Development Finance Corp., Ltd.	India	4,697	268
HSBC Holdings PLC	United Kingdom	124,230	1,422
* ING Groep NV	Netherlands	45,140	807
Julius Baer Holding AG	Switzerland	4,304	215
* KBC Groep NV	Belgium	5,134	258
QBE Insurance Group, Ltd.	Australia	13,100	277
Samsung Fire & Marine Insurance Co., Ltd.	South Korea	1,632	333
Shimao Property Holdings, Ltd.	Hong Kong	76,000	128
The Shizuoka Bank, Ltd.	Japan	20,000	210
* Storebrand ASA	Norway	66,000	404
Sumitomo Mitsui Financial Group, Inc.	Japan	11,800	408
Sun Hung Kai Properties, Ltd.	Hong Kong	27,000	396
Swiss Re	Switzerland	8,340	377
* UBS AG	Switzerland	31,306	574
Unione di Banche Italiane SCpA	Italy	41,793	643
Unitech, Ltd.	India	1,409	3
Zurich Financial Services AG	Switzerland	1,790	427

Total			11,906

Health Care (8.0%)

* Actelion, Ltd.	Switzerland	4,595	285
Bayer AG	Germany	7,816	541
Merck KGaA	Germany	5,750	572
Roche Holding AG	Switzerland	7,510	1,216
Santen Pharmaceutical Co., Ltd.	Japan	11,400	419
Smith & Nephew PLC	United Kingdom	50,015	448
Synthes, Inc.	United States	3,090	373

Total			3,854

Industrials (14.2%)

BEML, Ltd.	India	5,980	132
Bucyrus International, Inc.	United States	8,890	317
East Japan Railway Co.	Japan	9,200	661
Geberit AG	Switzerland	1,542	237
Glory, Ltd.	Japan	18,700	458
Hutchison Whampoa, Ltd.	Hong Kong	48,000	344
JGC Corp.	Japan	28,000	567
Keppel Corp., Ltd.	Singapore	110,000	628
Legrand SA	France	3,400	95
Mitsubishi Corp.	Japan	20,500	412
Schneider Electric SA	France	5,588	567
Siemens AG	Germany	9,520	882
TNT NV	Netherlands	21,532	579
Tomkins PLC	United Kingdom	103,310	312

Foreign Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)
Industrials continued
Yamato Holdings Co., Ltd.	Japan	40,000	653

Total			6,844

Information Technology (7.0%)

Acer, Inc.	Taiwan	154,460	394
ARM Holdings PLC	United Kingdom	96,200	222
Konica Minolta Holdings, Inc.	Japan	22,000	207
Nokia Corp.	Finland	40,830	598
Nomura Research Institute, Ltd.	Japan	16,300	388
Ricoh Co., Ltd.	Japan	19,000	274
Samsung Electronics Co., Ltd.	South Korea	575	396
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	449,189	902

Total			3,381

Materials (7.5%)

Akzo Nobel NV	Netherlands	12,400	769
BHP Billiton PLC	United Kingdom	30,990	852
Corporation Moctezuma SAB de CV	Mexico	15,600	31
* Iluka Resources, Ltd.	Australia	58,530	204
* Lihir Gold, Ltd.	Papua New Guinea	81,639	204
Linde AG	Germany	8,120	881
Symrise AG	Germany	23,218	443
* Teck Resources, Ltd. - Class B	Canada	7,250	200

Total			3,584

Telecommunication Services (5.7%)

America Movil SAB de CV - Series L, ADR	Mexico	4,500	197
China Unicom Hong Kong, Ltd.	Hong Kong	242,000	339
KDDI Corp.	Japan	64	360
Koninklijke (Royal) KPN NV	Netherlands	45,970	763
Rogers Communications, Inc. - Class B	Canada	6,000	169
Vodafone Group PLC	United Kingdom	417,580	937

Total			2,765

Utilities (4.9%)

CEZ	Czech Republic	4,290	229
E.ON AG	Germany	21,730	923
GDF Suez	France	22,653	1,013
Tokyo Gas Co., Ltd.	Japan	51,000	211

Total			2,376

Total Foreign Common Stocks (Cost: $43,740)			46,742

Preferred Stocks (1.4%)	Country	Shares/ $ Par	Value $ (000’s)
Financials (1.1%)

Itau Unibanco Holding SA, ADR	Brazil	27,441	553

Total			553

Industrials (0.3%)

Duratex SA	Brazil	9,000	142

Total			142

Total Preferred Stocks (Cost: $600)			695

Total Investments (98.5%) (Cost: $44,340)(a)			47,437

Other Assets, Less Liabilities (1.5%)			718

Net Assets (100.0%)			48,155

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $44,340 and the net unrealized appreciation of investments based on that cost was $3,088 which is comprised of $5,704 aggregate gross unrealized appreciation and $2,616 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
Japan	15.1%
United Kingdom	14.3%
France	11.3%
Germany	9.8%
Switzerland	9.5%
Netherlands	7.1%
Other	32.9%

Total	100.0%

(l)	As of September 30, 2009 portfolio securities with an aggregate value of $44,200 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks -
Consumer Discretionary	$276	$3,214	$—
Consumer Staples	174	3,810	—
Energy	612	3,946	—
Financials	566	11,340	—
Industrials	317	6,527	—
Materials	231	3,353	—
Telecommunication Services	366	2,399	—
All Other	—	9,611	—
Preferred Stocks	695	—	—
Other Financial Instruments^	—	—	—

Total	$3,237	$44,200	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2009, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

International Equity Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Foreign Common Stocks (95.4%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (11.5%)

Accor SA	France	173,000	9,637
Bayerische Motoren Werke AG	Germany	380,920	18,388
British Sky Broadcasting Group PLC	United Kingdom	1,864,690	17,048
Burberry Group PLC	United Kingdom	738,190	5,945
Compagnie Generale des Etablissements Michelin - Class B	France	260,200	20,473
Hyundai Motor Co.	South Korea	264,580	24,934
Kingfisher PLC	United Kingdom	3,825,490	13,024
Pearson PLC	United Kingdom	697,770	8,598
Reed Elsevier NV	Netherlands	558,652	6,309
Sony Corp.	Japan	323,400	9,459
Vivendi	France	316,260	9,807
Wolters Kluwer NV	Netherlands	166,630	3,566

Total			147,188

Consumer Staples (3.6%)

Cadbury PLC	United Kingdom	1,534,097	19,687
Nestle SA	Switzerland	389,800	16,629
Unilever PLC	United Kingdom	348,295	9,949

Total			46,265

Energy (8.6%)

BP PLC	United Kingdom	1,866,830	16,534
China Shenhua Energy Co., Ltd.	China	1,578,500	6,786
ENI SpA	Italy	414,535	10,379
Gazprom OAO, ADR	Russia	368,660	8,715
Petroleo Brasileiro SA, ADR	Brazil	257,990	11,842
Repsol YPF SA	Spain	493,680	13,451
Royal Dutch Shell PLC	United Kingdom	704,315	19,567
SBM Offshore NV	Netherlands	464,278	9,891
Total SA	France	205,958	12,261

Total			109,426

Financials (17.5%)

* ACE, Ltd.	United States	234,580	12,541
Australia & New Zealand Banking Group, Ltd.	Australia	89,588	1,920
Aviva PLC	United Kingdom	1,859,380	13,329
AXA SA	France	512,174	13,859
Banco Santander SA	Spain	906,009	14,637
Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	13,039
DBS Group Holdings, Ltd.	Singapore	1,788,000	16,734
HSBC Holdings PLC	United Kingdom	1,474,937	16,951
* ING Groep NV	Netherlands	683,040	12,205
* KB Financial Group, Inc.	South Korea	244,095	12,533
Mitsubishi UFJ Financial Group, Inc.	Japan	565,000	3,022

Foreign Common Stocks (95.4%)	Country	Shares/ $ Par	Value $ (000’s)
Financials continued
Mitsubishi UFJ Financial Group, Inc., ADR	Japan	222,000	1,185
National Australia Bank, Ltd.	Australia	514,532	13,908
Nomura Holdings, Inc.	Japan	332,400	2,031
Nordea Bank AB	Sweden	1,536,530	15,459
Standard Chartered PLC	United Kingdom	370,360	9,132
Swire Pacific, Ltd.	Hong Kong	1,276,500	14,979
Swiss Reinsurance Co., Ltd.	Switzerland	319,952	14,459
* UBS AG	Switzerland	1,015,136	18,606
UniCredit SpA	Italy	1,017,801	3,989

Total			224,518

Health Care (9.4%)

Celesio AG	Germany	261,230	7,189
GlaxoSmithKline PLC	United Kingdom	621,430	12,229
Lonza Group AG	Switzerland	162,050	17,666
Merck KGaA	Germany	192,990	19,194
Novartis AG	Switzerland	424,920	21,331
Roche Holding AG	Switzerland	90,390	14,632
Sanofi-Aventis SA	France	259,555	19,056
Takeda Pharmaceutical Co., Ltd.	Japan	208,500	8,685

Total			119,982

Industrials (13.2%)

Atlas Copco AB	Sweden	1,330,560	17,185
BAE Systems PLC	United Kingdom	3,411,020	19,036
* British Airways PLC	United Kingdom	930,000	3,284
Deutsche Post AG	Germany	935,380	17,526
* Empresa Brasileira de Aeronautica SA, ADR	Brazil	416,340	9,551
Hutchison Whampoa, Ltd.	Hong Kong	1,826,000	13,080
Koninklijke (Royal) Philips Electronics NV	Netherlands	449,135	10,948
Loomis AB	Sweden	130,460	1,283
Niscayah Group AB	Sweden	652,300	1,480
Qantas Airways, Ltd.	Australia	2,552,550	6,426
Rentokil Initial PLC	United Kingdom	2,672,940	4,867
* Rolls-Royce Group PLC	United Kingdom	1,916,990	14,433
Shanghai Electric Group Co., Ltd.	China	31,604,000	15,135
Siemens AG, ADR	Germany	199,230	18,520
Smiths Group PLC	United Kingdom	320,326	4,552
* Vestas Wind Systems A/S	Denmark	167,380	12,159

Total			169,465

Information Technology (9.6%)

* Byd Co., Ltd.	China	1,449,000	11,820
* Check Piont Software Technologies, Ltd.	Israel	387,430	10,984
Compal Electronics, Inc.	Taiwan	6,065,574	7,034
FUJIFILM Holdings Corp.	Japan	159,300	4,737

Foreign Common Stocks (95.4%)	Country	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Lite-On Technology Corp.	Taiwan	3,485,215	4,573
Mabuchi Motor Co., Ltd.	Japan	168,400	8,529
Nintendo Co., Ltd.	Japan	39,300	10,049
Samsung Electronics Co., Ltd.	South Korea	46,140	31,812
SAP AG	Germany	261,040	12,720
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	10,216,825	20,511

Total			122,769

Materials (4.6%)

Akzo Nobel NV	Netherlands	155,660	9,656
Alumina, Ltd.	Australia	9,700,145	15,421
BASF SE	Germany	218,600	11,574
UPM-Kymmene Oyj	Finland	394,760	4,732
Vale SA, ADR	Brazil	881,000	18,069

Total			59,452

Telecommunication Services (12.5%)

China Mobile, Ltd.	China	979,500	9,606
China Telecom Corp., Ltd.	China	17,338,000	8,223
Chunghwa Telecom Co., Ltd., ADR	Taiwan	229,351	4,138
France Telecom SA	France	756,770	20,243
KT Corp., ADR	South Korea	385,100	6,693
Nippon Telegraph & Telephone Corp.	Japan	193,000	8,909
Portugal Telecom SGPS SA	Portugal	632,670	6,709
SK Telecom Co., Ltd., ADR	South Korea	322,890	5,634
Telefonica SA, ADR	Spain	395,838	32,819
Telekom Austria AG	Austria	85,800	1,548
* Telenor ASA	Norway	1,208,610	14,033
Telmex Internacional SAB de CV, ADR	Mexico	273,288	3,812
Turkcell Iletisim Hizmet AS	Turkey	1,315,060	9,392
Vodafone Group PLC	United Kingdom	12,341,413	27,699

Total			159,458

Utilities (4.9%)

E.ON AG	Germany	440,100	18,688
Electricite de France SA	France	258,050	15,337
GDF Suez	France	300,594	13,440
Iberdrola SA	Spain	1,333,390	13,105
Suez Environnement Co.	France	78,727	1,805

Total			62,375

Total Foreign Common Stocks (Cost: $1,037,321)			1,220,898

Short-Term Investments (2.2%)

Consumer Staples (0.2%)

Kellogg Co., 0.22%, 10/6/09	United States	3,000,000	3,000

Total			3,000

Short-Term Investments (2.2%)	Country	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies (0.1%)

Federal Home Loan Bank, 0.12%, 11/20/09	United States	1,400,000	1,400

Total			1,400

Oil and Gas (1.2%)

Devon Energy Corp., 0.20%, 10/1/09	United States	4,800,000	4,800
Sempra Global, 0.20%, 10/13/09	United States	10,000,000	9,999

Total			14,799

Personal Credit Institutions (0.3%)

Bryant Park Funding LLC, 0.20%, 10/20/09	United States	4,364,000	4,363

Total			4,363

Short Term Business Credit (0.4%)

Atlantic Asset Securitization LLC, 0.21%, 10/5/09	United States	5,000,000	5,000

Total			5,000

Total Short-Term Investments (Cost: $28,562)			28,562

Total Investments (97.6%) (Cost: $1,065,883)(a)			1,249,460

Other Assets, Less Liabilities (2.4%)			30,302

Net Assets (100.0%)			1,279,762

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $1,065,883 and the net unrealized appreciation of investments based on that cost was $183,577 which is comprised of $312,478 aggregate gross unrealized appreciation and $128,901 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
United Kingdom	18.4%
France	10.6%
Germany	9.7%
Switzerland	8.1%
South Korea	6.4%
Spain	5.8%
Other	41.0%

Total	100.0%

(l)	As of September 30, 2009 portfolio securities with an aggregate value of $1,076,395 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks -
Energy	$20,557	$88,869	$—
Financials	13,726	210,792	—
Industrials	28,071	141,394	—
Information Technology	10,984	111,785	—
Materials	18,069	41,383	—
Telecommunication Services	53,096	106,362	—
All Other	—	375,810	—
Short-Term Instruments	—	28,562	—
Other Financial Instruments^	—	—	—

Total	$144,503	$1,104,957	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2009, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Emerging Markets Equity Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Foreign Common Stocks (94.4%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (11.2%)

Dufry South America, Ltd.	Bermuda	26,610	450
Foschini, Ltd.	South Africa	89,710	743
Genting Berhad	Malaysia	725,000	1,428
Grupo Televisa SA, ADR	Mexico	31,150	579
Hyundai Mobis	South Korea	9,379	1,312
Kroton Educacional SA	Brazil	64,101	571
Lewis Group, Ltd.	South Africa	87,284	646
Li & Fung, Ltd.	Hong Kong	486,000	1,982
Naspers, Ltd. - N Shares	South Africa	26,520	909
PT Astra International Tbk	Indonesia	256,000	882
Stella International Holdings, Ltd.	Hong Kong	562,500	942
Truworths International, Ltd.	South Africa	81,020	460
* Urbi Desarrollos Urbanos SAB de CV	Mexico	154,870	314

Total			11,218

Consumer Staples (7.2%)

BIM Birlesik Magazalar AS	Turkey	15,157	620
British American Tobacco PLC	United Kingdom	21,320	670
Dabur India, Ltd.	India	304,490	892
First Pacific Co., Ltd.	Hong Kong	1,642,000	1,095
Grupo Continental SAB de CV	Mexico	167,440	335
Hengan International Group Co., Ltd.	Hong Kong	98,000	592
Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	86,870	361
KT&G Corp.	South Korea	15,643	948
Massmart Holdings, Ltd.	South Africa	36,530	429
Natura Cosmeticos SA	Brazil	21,110	381
Shoprite Holdings, Ltd.	South Africa	53,994	447
Tradewinds Malaysia Berhad	Malaysia	466,700	383

Total			7,153

Energy (14.9%)

China Shenhua Energy Co., Ltd.	China	233,000	1,002
CNOOC, Ltd.	Hong Kong	1,165,000	1,578
Gazprom OAO, ADR	Russia	108,270	2,559
Lukoil OAO, ADR	Russia	34,030	1,867
Oil & Natural Gas Corp., Ltd.	India	53,048	1,287
Petroleo Brasileiro SA, ADR	Brazil	84,270	3,868
PTT Exploration & Production Public Co., Ltd	Thailand	118,800	514
* Reliance Industries, Ltd.	India	31,829	1,447
Tenaris SA, ADR	Luxembourg	8,550	305
Tupras-Turkiye Petrol Rafinerileri AS	Turkey	30,168	502

Total			14,929

Foreign Common Stocks (94.4%)	Country	Shares/ $ Par	Value $ (000’s)

Financials (19.0%)

African Bank Investments, Ltd.	South Africa	112,000	441
Banco Compartamos SAB de CV	Mexico	114,300	418
Banco Santander Chile, ADR	Chile	11,880	684
Bank of China, Ltd.	China	2,724,000	1,425
BM&F BOVESPA SA	Brazil	61,300	452
* Bolsa Mexicana de Valores SAB de CV	Mexico	475,900	589
Brasil Brokers Participacoes SA	Brazil	172,900	589
China Construction Bank Corp.	China	2,467,000	1,963
China Life Insurance Co., Ltd.	China	322,000	1,408
China Merchants Bank Co., Ltd.	China	59,100	131
China Overseas Land & Investment, Ltd.	Hong Kong	396,000	849
Credicorp, Ltd.	Bermuda	3,860	300
Grupo Financiero Banorte SAB de CV	Mexico	63,900	214
Hana Financial Group, Inc.	South Korea	38,110	1,308
Hang Lung Properties, Ltd.	Hong Kong	247,000	905
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	101,600	1,825
Housing Development Finance Corp., Ltd.	India	24,182	1,381
Samsung Fire & Marine Insurance Co., Ltd.	South Korea	5,683	1,160
Standard Chartered PLC	United Kingdom	82,000	2,006
Turkiye Garanti Bankasi AS	Turkey	259,000	984

Total			19,032

Health Care (1.7%)

* Diagnosticos da America SA	Brazil	19,300	499
* Genomma Lab Internacional SA - Class B	Mexico	528,900	702
OdontoPrev SA	Brazil	25,200	511

Total			1,712

Industrials (1.9%)

Aveng, Ltd.	South Africa	68,281	394
BEML, Ltd.	India	10,440	231
Copa Holdings SA - Class A	Panama	6,190	275
* Empresa Brasileira de Aeronautica SA, ADR	Brazil	6,300	145
Murray & Roberts Holdings, Ltd.	South Africa	40,415	323
Orascom Construction Industries	Egypt	11,165	471

Total			1,839

Foreign Common Stocks (94.4%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology (17.0%)

Acer, Inc.	Taiwan	458,360	1,170
Companhia Brasileira de Meios de Pagamento	Brazil	52,140	518
* CSU Cardsystem SA	Brazil	128,130	434
Hon Hai Precision Industry Co., Ltd.	Taiwan	325,400	1,302
HTC Corp.	Taiwan	89,438	982
Infosys Technologies, Ltd., ADR	India	46,100	2,235
MediaTek, Inc.	Taiwan	69,683	1,162
Redecard SA	Brazil	39,200	603
Samsung Electronics Co., Ltd.	South Korea	6,354	4,381
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,137,290	2,283
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	147,747	1,619
Totvs SA	Brazil	7,000	344

Total			17,033

Materials (11.9%)

Anhui Conch Cement Co., Ltd.	China	174,000	1,151
Corparacion Moctezuma SAB de CV	Mexico	223,500	447
Gold Fields, Ltd.	South Africa	45,300	620
* Grupo Mexico SAB de CV - Series B	Mexico	152,580	281
Impala Platinum Holdings, Ltd.	South Africa	34,210	802
Israel Chemicals, Ltd.	Israel	39,390	452
LG Chem, Ltd.	South Korea	10,899	2,019
* Mining and Metallurgical Co. Norilsk Nickel, ADR	Russia	43,550	547
National Aluminium Co., Ltd.	India	168,452	1,220
Pretoria Portland Cement Co., Ltd.	South Africa	122,198	553
Steel Authority Of India, Ltd.	India	445,171	1,569
Vale SA, ADR	Brazil	95,030	2,198

Total			11,859

Telecommunication Services (8.2%)

America Movil SAB de CV - Series L, ADR	Mexico	38,830	1,702
Bezeq Israeli Telecommunication Corp., Ltd.	Israel	214,020	461
China Mobile, Ltd.	Hong Kong	90,500	888
China Unicom (Hong Kong), Ltd., ADR	Hong Kong	55,440	789
Egyptian Co. for Mobile Services	Egypt	11,850	476
Mobile Telesystems OAO, ADR	Russia	18,650	900
(n) MTN Group, Ltd.	South Africa	108,030	1,723
Philippine Long Distance Telephone Co.	Philippines	8,680	443
* Vimpel-Communications, ADR	Russia	30,440	569
* Vivo Participacoes SA, ADR	Brazil	10,780	272

Total			8,223

Foreign Common Stocks (94.4%)	Country	Shares/ $ Par	Value $ (000’s)

Utilities (1.4%)

CEZ	Czech Republic	14,050	749
Equatorial Energia SA	Brazil	22,800	225
Manila Water Co., Inc.	Philippines	1,286,000	421

Total			1,395

Total Foreign Common Stocks (Cost: $81,648)			94,393

Preferred Stocks (4.2%)

Consumer Staples (1.0%)

Companhia de Bebidas das Americas, ADR	Brazil	12,630	1,039

Total			1,039

Financials (1.1%)

Bancolombia SA, ADR	Colombia	6,510	279
Itau Unibanco Holding SA, ADR	Brazil	41,119	829

Total			1,108

Industrials (0.5%)

Duratex SA	Brazil	28,700	454

Total			454

Information Technology (0.2%)

Universo Online SA	Brazil	34,700	165

Total			165

Materials (0.5%)

* Suzano Papel e Celulose SA	Brazil	20,000	211
Usinas Siderurgicas de Minas Gerais SA - Class A	Brazil	12,600	332

Total			543

Utilities (0.9%)

AES Tiete SA	Brazil	19,000	214
Eletropaulo Metropolitana SA - Class B	Brazil	32,360	662

Total			876

Total Preferred Stocks (Cost: $3,458)			4,185

Total Investments (98.6%) (Cost: $85,106)(a)			98,578

Other Assets, Less Liabilities (1.4%)			1,393

Net Assets (100.0%)			99,971

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $85,106 and the net unrealized appreciation of investments based on that cost was $13,370 which is comprised of $17,742 aggregate gross unrealized appreciation and $4,372 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
Brazil	15.5%
Hong Kong	11.5%
South Korea	11.1%
India	10.3%
Taiwan	8.5%
South Africa	8.5%
China	7.1%
Russia	6.4%
Mexico	5.9%
Other	15.2%

Total	100.0%

(l)	As of September 30, 2009 portfolio securities with an aggregate value of $63,742 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(n)	At September 30, 2009 portfolio securities with an aggregate value of $1,723 (in thousands) were valued with reference to securities whose values are more readily available.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks -
Consumer Discretionary	$1,914	$9,304	$—
Consumer Staples	1,077	6,076	—
Energy	8,599	6,330	—
Financials	3,246	15,786	—
Health Care	1,712	—	—
Industrials	420	1,419	—
Information Technology	5,753	11,280	—
Materials	3,473	8,386	—
Telecommunication Services	4,232	3,991	—
Utilities	225	1,170	—
All Other	—	—	—
Preferred Stocks	4,185	—	—
Other Financial Instruments^	—	—	—

Total	$34,836	$63,742	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2009, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Money Market Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Money Market Investments (101.9%)	Shares/ $ Par	Value $ (000’s)
Asset-Backed Securities (0.1%)
Volkswagen Auto Loan Enhanced Trust, Series 2008-2, Class A1, 2.358%, 1/20/10	406	406

Total		406

Autos (4.0%)
American Honda Finanace Corp., 0.22%, 11/16/09	6,000,000	5,998
American Honda Finance Corp., 0.475%, 11/20/09 144A	7,800,000	7,791
American Honda Finance Corp., 1.204%, 8/13/10 144A	10,000,000	10,000

Total		23,789

Commercial Banks Non-US (8.6%)
Bank of Scotland PLC, 0.271%, 10/9/09 144A	3,400,000	3,400
Barclays US Funding Corp., 0.70%, 1/26/10	14,000,000	13,968
Barclays US Funding Corp., 0.76%, 1/4/10	10,000,000	9,980
Rabobank USA Financial Corp., 0.21%, 12/15/09	18,000,000	17,992
Rabobank USA Financial Corp., 0.41%, 1/14/10	6,000,000	5,993

Total		51,333

Commercial Banks US (1.7%)
Bank of America Corp., 0.23%, 12/29/09	10,000,000	9,994

Total		9,994

Federal Government & Agencies (1.0%)
Federal Home Loan Bank, 1.05%, 2/17/10	6,000,000	6,000

Total		6,000

Finance Lessors (8.0%)
Gemini Securitization Corp. LLC, 0.25%, 12/9/09	4,600,000	4,598
Gemini Securitization Corp. LLC, 0.30%, 10/15/09	19,400,000	19,398
Kitty Hawk Funding Corp., 0.21%, 11/4/09	9,400,000	9,398
Kitty Hawk Funding Corp., 0.22%, 11/3/09	4,600,000	4,599
Kitty Hawk Funding Corp., 0.32%, 10/27/09	10,000,000	9,997

Total		47,990

Money Market Investments (101.9%)	Shares/ $ Par	Value $ (000’s)
Finance Services (18.1%)
Alpine Securitization Corp., 0.20%, 10/14/09	18,500,000	18,499
Alpine Securitization Corp., 0.20%, 10/22/09	5,500,000	5,499
Barton Capital LLC, 0.22%, 11/2/09	10,000,000	9,998
Barton Capital LLC, 0.31%, 10/7/09	14,000,000	13,999
Ciesco LLC, 0.30%, 1/11/10	8,400,000	8,393
Ciesco LLC, 0.31%, 1/15/10	9,000,000	8,992
Ciesco LLC, 0.40%, 10/26/09	6,600,000	6,598
Liberty Street Funding LLC, 0.21%, 10/5/09	7,000,000	7,000
Liberty Street Funding LLC, 0.28%, 11/12/09	7,000,000	6,998
Liberty Street Funding LLC, 0.29%, 11/5/09	10,000,000	9,997
Merrill Lynch & Co., 2.709%, 5/12/10	12,000,000	12,147

Total		108,120

Government (18.5%)
US Treasury Bill, 0.133%, 2/4/10	15,000,000	14,993
US Treasury Bill, 0.251%, 2/11/10	60,000,000	59,945
US Treasury Bill, 0.619%, 11/19/09	15,000,000	14,987
US Treasury N/B, 3.25%, 12/31/09	20,000,000	20,148

Total		110,073

Miscellaneous Business Credit Institutions (8.0%)
General Electric Co., 0.10%, 10/15/09	24,000,000	23,999
Park Avenue Receivables Corp., 0.19%, 10/16/09	6,000,000	6,000
Park Avenue Receivables Corp., 0.19%, 10/20/09	6,000,000	5,999
Park Avenue Receivables Corp., 0.20%, 11/17/09	12,000,000	11,997

Total		47,995

Personal Credit Institutions (16.1%)
Bryant Park Funding LLC, 0.19%, 10/16/09	10,400,000	10,399
Bryant Park Funding LLC, 0.20%, 10/13/09	13,600,000	13,599
HSBC Finance Corp., 0.18%, 10/26/09	5,400,000	5,399
HSBC Finance Corp., 0.20%, 10/15/09	10,000,000	9,999

Money Market Investments (101.9%)	Shares/ $ Par	Value $ (000’s)
Personal Credit Institutions continued
HSBC Finance Corp., 0.24%, 10/8/09	8,450,000	8,450
Old Line Funding LLC, 0.20%, 10/5/09	14,000,000	14,000
Old Line Funding LLC, 0.32%, 10/5/09	5,000,000	5,000
Old Line Funding LLC, 0.32%, 10/15/09	5,000,000	4,999
Thunder Bay Funding LLC, 0.20%, 10/9/09	10,000,000	10,000
Thunder Bay Funding LLC, 0.29%, 11/3/09	7,000,000	6,998
Thunder Bay Funding LLC, 0.37%, 10/20/09	7,000,000	6,999

Total		95,842

Retail Stores (0.7%)
Staples, Inc., 0.25%, 10/1/09	4,000,000	4,000

Total		4,000

Short Term Business Credit (16.1%)
Atlantic Asset Securitization LLC, 0.19%, 10/13/09	14,000,000	13,999
Atlantic Asset Securitization LLC, 0.25%, 11/23/09	10,000,000	9,996
Falcon Asset Securitization Co. LLC, 0.19%, 10/22/09	5,000,000	4,999
Falcon Asset Securitization Co. LLC, 0.20%, 10/6/09	12,000,000	12,000
Falcon Asset Securitization Co. LLC, 0.20%, 10/19/09	7,000,000	6,999
Ranger Funding Co. LLC, 0.21%, 11/6/09	10,700,000	10,698
Ranger Funding Co. LLC, 0.24%, 12/8/09	13,300,000	13,294
Sheffield Receivables Corp., 0.20%, 10/19/09	5,000,000	5,000
Sheffield Receivables Corp., 0.22%, 10/1/09	7,400,000	7,400
Sheffield Receivables Corp., 0.23%, 11/16/09	5,000,000	4,999
Sheffield Receivables Corp., 0.26%, 10/21/09	6,600,000	6,599

Total		95,983

Money Market Investments (101.9%)	Shares/ $ Par	Value $ (000’s)
Telecommunications (1.0%)
Vodafone Group PLC, 0.30%, 10/1/09	5,800,000	5,800

Total		5,800

Total Money Market Investments (Cost: $607,325)		607,325

Total Investments (101.9%) (Cost: $607,325)(a)		607,325

Other Assets, Less Liabilities (-1.9%)		(11,235)

Net Assets (100.0%)		596,090

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009 the value of these securities (in thousands) was, $21,191 representing 3.56% of the net assets.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument. For example, money market securities are generally valued using amortized cost, unless the current market value differs substantially from amortized cost. Generally, amortized cost approximates the current fair value of a security, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$—	$116,073	$—
Corporate Bonds	—	33,337	—
Structured Products	—	406	—
Commercial Paper	—	457,509	—
Other Financial Instruments^	—	—	—

Total	$—	$607,325	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2009, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Short-Term Bond Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Corporate Bonds (30.9%)	Shares/ $ Par	Value $ (000’s)
Aerospace/Defense (1.1%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	250,000	254
General Dynamics Corp., 1.80%, 7/15/11	105,000	106
General Dynamics Corp., 5.25%, 2/1/14	135,000	148
L-3 Communications Corp., 7.625%, 6/15/12	250,000	253
Northrop Grumman Systems Corp., 7.125%, 2/15/11	250,000	268

Total		1,029

Auto Manufacturing (0.3%)
Daimler Finance North America LLC, 5.75%, 9/8/11	250,000	263

Total		263

Banking (14.3%)
Bank of America Corp., 3.125%, 6/15/12	1,000,000	1,040
Bank of America Corp., 4.50%, 8/1/10	250,000	256
Barclays Bank PLC, 7.40%, 12/15/09	390,000	394
BB&T Corp., 3.375%, 9/25/13	240,000	241
Citigroup, Inc., 6.50%, 8/19/13	200,000	210
Commonwealth Bank of Australia, 2.50%, 12/10/12 144A	1,000,000	1,017
Credit Suisse USA, Inc., 5.50%, 8/16/11	225,000	239
The Goldman Sachs Group, Inc., 3.25%, 6/15/12	1,000,000	1,044
HSBC USA, Inc., 3.125%, 12/16/11	1,000,000	1,038
JPMorgan Chase & Co., 4.75%, 5/1/13	250,000	265
KeyBank NA, 3.20%, 6/15/12	1,000,000	1,042
Merrill Lynch & Co., 4.25%, 2/8/10	35,000	35
Merrill Lynch & Co., 4.79%, 8/4/10	215,000	220
Morgan Stanley, 6.00%, 5/13/14	150,000	160
PNC Funding Corp., 2.30%, 6/22/12	1,000,000	1,018

Corporate Bonds (30.9%)	Shares/ $ Par	Value $ (000’s)
Banking continued
Regions Bank, 3.25%, 12/9/11	1,000,000	1,040
State Street Corp., 4.30%, 5/30/14	150,000	158
SunTrust Bank, 3.00%, 11/16/11	640,000	663
Swedbank AB, 2.90%, 1/14/13 144A	2,000,000	2,022
U.S. Bancorp, 4.50%, 7/29/10	250,000	258
Wells Fargo Bank NA, 7.55%, 6/21/10	268,000	280
Westpac Banking Corp., 4.20%, 2/27/15	100,000	102

Total		12,742

Cable/Media/Broadcasting/Satellite (0.3%)
Comcast Corp., 5.45%, 11/15/10	250,000	260

Total		260

Consumer Products (0.1%)
Colgate-Palmolive Co., 4.20%, 5/15/13	125,000	134

Total		134

Electric Utilities (2.0%)
Consolidated Edison Co. of New York, 3.85%, 6/15/13	250,000	255
The Detroit Edison Co., 6.125%, 10/1/10	250,000	263
Duke Energy Carolinas LLC, 4.50%, 4/1/10	250,000	255
Florida Power Corp., 4.50%, 6/1/10	250,000	256
Nevada Power Co., 6.50%, 4/15/12	250,000	267
PacifiCorp, 5.45%, 9/15/13	250,000	270
Virginia Electric and Power Co., 4.50%, 12/15/10	250,000	258

Total		1,824

Electronics (0.5%)
Hewlett-Packard Co., 2.95%, 8/15/12	75,000	77
IBM International Group Capital LLC, 5.05%, 10/22/12	325,000	354

Total		431

Corporate Bonds (30.9%)	Shares/ $ Par	Value $ (000’s)
Food Processors (0.3%)
Kraft Foods, Inc., 5.625%, 11/1/11	155,000	165
Kraft Foods, Inc., 6.25%, 6/1/12	95,000	103

Total		268

Gas Pipelines (0.6%)
Enterprise Products Operating LP, 4.625%, 10/15/09	250,000	250
Kinder Morgan Energy Partner LP, 6.75%, 3/15/11	250,000	265

Total		515

Health Care/Pharmaceuticals (0.3%)
Express Scripts, Inc., 5.25%, 6/15/12	250,000	265

Total		265

Independent Finance (1.6%)
General Electric Capital Corp., 3.00%, 12/9/11	1,000,000	1,035
General Electric Capital Corp., 5.25%, 10/19/12	25,000	26
General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	100,000	100
GMAC LLC, 7.50%, 12/31/13 144A	10,000	9
GMAC LLC, 8.00%, 12/13/18 144A	12,000	9
International Lease Finance Corp., 5.45%, 3/24/11	250,000	231

Total		1,410

Industrials - Other (0.3%)
D.R. Horton, Inc., 7.875%, 8/15/11	250,000	262

Total		262

Life Insurance (0.3%)
Prudential Financial, Inc., 4.75%, 9/17/15	250,000	248

Total		248

Machinery (1.2%)
John Deere Capital Corp., 2.875%, 6/19/12	1,000,000	1,033

Total		1,033

Corporate Bonds (30.9%)	Shares/ $ Par	Value $ (000’s)
Mortgage Banking (1.4%)
Nationwide Building Society, 2.50%, 8/17/12 144A	1,200,000	1,210

Total		1,210

Oil and Gas (1.2%)
Anadarko Finance Co., 6.75%, 5/1/11	250,000	266
Burlington Resources Finance Co., 6.40%, 8/15/11	250,000	271
Cenovus Energy, Inc., 4.50%, 9/15/14 144A	250,000	255
Devon Financing Corp. ULC, 6.875%, 9/30/11	250,000	272

Total		1,064

Other Finance (1.9%)
American Express Bank, 3.15%, 12/9/11	1,000,000	1,038
American Express Credit Corp., 5.125%, 8/25/14	215,000	222
Capmark Financial Group, Inc., 5.875%, 5/10/12	100,000	24
Pooled Funding Trust I, 2.74%, 2/15/12 144A	370,000	379

Total		1,663

Railroads (0.3%)
Norfolk Southern Corp., 6.75%, 2/15/11	237,000	253

Total		253

Real Estate Investment Trusts (0.6%)
Duke Realty LP, 5.625%, 8/15/11	250,000	253
Simon Property Group LP, 5.375%, 6/1/11	250,000	257

Total		510

Retail Stores (0.9%)
The Home Depot, Inc., 4.625%, 8/15/10	250,000	257
J.C. Penney Corp., 8.00%, 3/1/10	250,000	256
Staples, Inc., 7.75%, 4/1/11	250,000	270

Total		783

Telecommunications (1.1%)
Deutsche Telekom International Finance BV, 8.00%, 6/15/10	250,000	262
Rogers Wireless, Inc., 9.625%, 5/1/11	200,000	222
Sprint Capital Corp., 7.625%, 1/30/11	250,000	256

Corporate Bonds (30.9%)	Shares/ $ Par	Value $ (000’s)
Telecommunications continued
Verizon Wireless Capital LLC, 3.75%, 5/20/11 144A	250,000	258

Total		998

Vehicle Parts (0.3%)
Johnson Controls, Inc., 5.25%, 1/15/11	250,000	260

Total		260

Total Corporate Bonds (Cost: $26,683)		27,425

Governments (29.1%)
Governments (29.1%)
Federal National Mortgage Association, 3.875%, 7/12/13	5,000,000	5,327
US Treasury, 1.375%, 9/15/12	250,000	250
US Treasury, 2.375%, 8/31/14	5,000,000	5,019
US Treasury, 4.00%, 2/15/15	14,159,000	15,256

Total Governments (Cost: $25,281)		25,852

Structured Products (33.5%)
Structured Products (33.5%)
(b) Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3, 4.128%, 7/10/42	1,534,556	1,540
(b) Capital One Multi-Asset Execution Trust, Series 2007-A6, Class A6, 0.313%, 5/15/13	875,000	872
(b) Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4, 4.94%, 7/15/12	769,230	787
(b) Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.445%, 1/25/36	644,260	460
(b) Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	438,372	467
(b) Federal Home Loan Mortgage Corp., 5.50%, 5/1/22	2,836,097	3,008
(b) Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	484,516	523

Structured Products (33.5%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
(b) Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	595,757	647
(b) Federal National Mortgage Association, 5.00%, 5/1/20	1,308,445	1,384
(b) Federal National Mortgage Association, 6.00%, 8/1/22	1,263,379	1,347
(b) Federal National Mortgage Association, 6.50%, 8/1/37	1,859,666	1,991
(b) First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 8.261%, 12/15/31 144A	1,000,000	996
(b) John Deere Owner Trust, Series 2008-A, Class A4, 4.89%, 3/16/15	1,000,000	1,003
(b) John Deere Owner Trust, Series 2007-A, Class A3, 5.04%, 7/15/11	138,128	138
(b) John Deere Owner Trust, Series 2007-A, Class A4, 5.07%, 4/15/14	1,500,000	1,537
(b) LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A2, 4.064%, 9/15/27	141,256	142
(b) LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A2, 4.201%, 12/15/29	720,116	719
(b) LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	1,500,000	1,584
(b) LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	180,000	174
(b) LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class C, 7.95%, 3/15/32	1,000,000	1,009
(b) MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.80%, 10/15/12	700,000	730
Morgan Stanley Dean Witter Capital I, Inc., Series 2000-LIF2, Class A2, 7.20%, 10/15/33	169,595	174
(b) Nissan Auto Receivables Owner Trust, Series 2006-A, Class A4, 4.77%, 7/15/11	433,358	437

Structured Products (33.5%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
(b) Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	963,000	978
(b) Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.366%, 9/25/46	865,716	828
(b) Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.396%, 6/25/37	667,421	605
(b) USAA Auto Owner Trust, Series 2008-2, Class A4, 5.16%, 11/15/13	1,000,000	1,063
(b) Volkswagen Auto Loan Enhanced Trust, Series 2008-2, Class A4A, 6.24%, 7/20/15	1,000,000	1,083
(b) WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class A2, 5.15%, 5/25/36 144A	2,101,061	2,139
(b) Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	538,738	537
World Financial Properties, 6.91%, 9/1/13 144A	766,306	770

Total Structured Products (Cost: $29,056)		29,672

Short-Term Investments (6.0%)
Energy (1.1%)
(b) Sempra Global, 0.20%, 10/13/09	1,000,000	1,000

Total		1,000

Finance Services (2.3%)
(b) Ciesco LLC, 0.20%, 10/13/09	1,000,000	1,000
(b) Gemini Securit Corp. LLC, 0.21%, 10/8/09	1,000,000	1,000

Total		2,000

Oil and Gas (1.5%)
(b) Devon Energy Corp., 0.20%, 10/1/09	1,300,000	1,300

Total		1,300

Short-Term Investments (6.0%)	Shares/ $ Par	Value $ (000’s)
Short Term Business Credit (1.1%)
(b) Atlantic Asset Securitization LLC, 0.20%, 10/9/09	1,000,000	1,000

Total		1,000

Total Short-Term Investments (Cost: $5,300)		5,300

Total Investments (99.5%) (Cost: $86,320)(a)		88,249

Other Assets, Less Liabilities (0.5%)		465

Net Assets (100.0%)		88,714

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009 the value of these securities (in thousands) was, $12,591 representing 14.19% of the net assets.

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $86,320 and the net unrealized appreciation of investments based on that cost was $1,929 which is comprised of $2,310 aggregate gross unrealized appreciation and $381 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Two Year Treasury Note (Short) (Total Notional Value at September 30, 2009, $33,671)	156	12/09	$(176)

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$—	$25,852	$—
Corporate Bonds	—	27,425	—
Structured Products	—	29,672	—
Short-Term Instruments	—	5,300	—
Liabilities:
Other Financial Instruments^	(176)	—	—

Total	$(176)	$88,249	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Select Bond Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Corporate Bonds (28.1%)	Shares/ $ Par	Value $ (000’s)
Aerospace/Defense (0.7%)
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	705,000	735
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	170,000	188
General Dynamics Corp., 1.80%, 7/15/11	415,000	417
General Dynamics Corp., 4.25%, 5/15/13	890,000	943
L-3 Communications Corp., 6.375%, 10/15/15	3,050,000	3,080
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,134
Lockheed Martin Corp., 6.15%, 9/1/36	735,000	841
Lockheed Martin Corp., 7.65%, 5/1/16	500,000	603

Total		7,941

Auto Manufacturing (0.0%)
Daimler Finance North America LLC, 8.50%, 1/18/31	240,000	284

Total		284

Banking (5.8%)
BA Covered Bond Issuer, 5.50%, 6/14/12 144A	2,505,000	2,578
Bank of America Corp., 5.42%, 3/15/17	415,000	396
Bank of America Corp., 5.75%, 12/1/17	985,000	983
Bank of America Corp., 8.125%, 12/29/49	2,210,000	1,965
The Bank of New York Mellon Corp., 5.125%, 8/27/13	210,000	227
Bank One Corp., 5.25%, 1/30/13	2,835,000	2,994
Barclays Bank PLC, 6.05%, 12/4/17 144A	255,000	257
Barclays Bank PLC, 6.75%, 5/22/19	1,175,000	1,314
Barclays Bank PLC, 10.179%, 6/12/21 144A	240,000	315
BB&T Corp., 5.70%, 4/30/14	1,000,000	1,083
BNP Paribas, 7.195%, 6/29/49 144A	200,000	174
Citigroup, Inc., 5.125%, 5/5/14	1,645,000	1,626
Citigroup, Inc., 6.125%, 11/21/17	1,315,000	1,306

Corporate Bonds (28.1%)	Shares/ $ Par	Value $ (000’s)
Banking continued
Citigroup, Inc., 6.125%, 5/15/18	1,095,000	1,078
Countrywide Financial Corp., 5.80%, 6/7/12	575,000	607
Countrywide Home Loans, Inc., 4.00%, 3/22/11	1,045,000	1,062
Credit Agricole SA/London, 6.637%, 5/31/17 144A	220,000	156
Credit Suisse Guernsey, Ltd., 5.86%, 5/29/49	85,000	65
Credit Suisse/New York NY, 5.30%, 8/13/19	1,515,000	1,553
Deutsche Bank Capital Funding Trust VII, 5.628%, 1/19/16 144A	815,000	595
Fifth Third Bancorp, 8.25%, 3/1/38	500,000	466
The Goldman Sachs Group, Inc., 5.75%, 10/1/16	390,000	408
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	45,000	47
The Goldman Sachs Group, Inc., 6.00%, 5/1/14	4,030,000	4,383
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	65,000	69
The Goldman Sachs Group, Inc., 7.50%, 2/15/19	75,000	86
HSBC Holdings PLC, 6.80%, 6/1/38	910,000	1,021
HSBC USA, Inc., 3.125%, 12/16/11	2,650,000	2,752
JPMorgan Chase & Co., 6.30%, 4/23/19	945,000	1,032
JPMorgan Chase & Co., 7.90%, 1/30/49	1,350,000	1,296
(d) Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	385,000	65
(d) Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	480,000	85
M&I Marshall & Ilsley Bank, 5.15%, 2/22/12	1,770,000	1,665
Mellon Bank NA, 5.45%, 4/1/16	940,000	1,005
Merrill Lynch & Co., 6.22%, 9/15/26	240,000	227
Merrill Lynch & Co., 6.40%, 8/28/17	3,110,000	3,150

Corporate Bonds (28.1%)	Shares/ $ Par	Value $ (000’s)
Banking continued
Morgan Stanley, 2.00%, 9/22/11	2,650,000	2,693
Morgan Stanley, 5.375%, 10/15/15	800,000	826
Morgan Stanley, 5.95%, 12/28/17	210,000	214
Morgan Stanley, 6.25%, 8/9/26	640,000	658
Morgan Stanley, 7.30%, 5/13/19	710,000	781
The Northern Trust Co., 5.85%, 11/9/17	250,000	272
State Street Bank and Trust Co., 5.30%, 1/15/16	1,385,000	1,431
SunTrust Bank, 3.00%, 11/16/11	2,650,000	2,743
Swedbank AB, 2.90%, 1/14/13 144A	11,000,000	11,119
U.S. Bancorp, 4.20%, 5/15/14	565,000	590
UBS AG/Stamford Branch, 5.75%, 4/25/18	1,525,000	1,550
UBS Preferred Funding Trust V, 6.243%, 5/29/49	170,000	128
UnionBanCal Corp., 5.25%, 12/16/13	565,000	564
(d) Washington Mutual Bank, 6.75%, 5/20/36	520,000	1
(d) Washington Mutual Bank, 6.875%, 6/15/11	505,000	1
Wells Fargo & Co., 3.75%, 10/1/14	280,000	279
Wells Fargo & Co., 4.375%, 1/31/13	1,150,000	1,188
Wells Fargo Capital XIII, 7.70%, 12/29/49	2,525,000	2,222
Westpac Banking Corp., 4.20%, 2/27/15	1,015,000	1,032
Zions Bancorporation, 5.50%, 11/16/15	1,520,000	1,168

Total		67,551

Beverage/Bottling (1.4%)
Anheuser-Busch Cos., Inc., 4.50%, 4/1/18	40,000	39
Anheuser-Busch Cos., Inc., 5.75%, 4/1/36	200,000	199
Anheuser-Busch Cos., Inc., 9.00%, 12/1/09	3,025,000	3,058
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 144A	1,260,000	1,662

Corporate Bonds (28.1%)	Shares/ $ Par	Value $ (000’s)
Beverage/Bottling continued
Bottling Group LLC, 4.625%, 11/15/12	380,000	410
Bottling Group LLC, 5.125%, 1/15/19	430,000	458
Bottling Group LLC, 5.50%, 4/1/16	2,815,000	3,076
Constellation Brands, Inc., 7.25%, 9/1/16	1,180,000	1,174
Diageo Capital PLC, 4.375%, 5/3/10	420,000	429
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18	645,000	733
Dr Pepper Snapple Group, Inc., 7.45%, 5/1/38	510,000	635
PepsiCo, Inc., 3.75%, 3/1/14	120,000	125
PepsiCo, Inc., 4.65%, 2/15/13	265,000	285
PepsiCo, Inc., 5.00%, 6/1/18	305,000	327
PepsiCo, Inc., 7.90%, 11/1/18	345,000	436
SABMiller PLC, 6.20%, 7/1/11 144A	2,965,000	3,162

Total		16,208

Building Products (0.1%)
CRH America, Inc., 6.00%, 9/30/16	575,000	589
CRH America, Inc., 8.125%, 7/15/18	385,000	433

Total		1,022

Cable/Media/Broadcasting/Satellite (1.2%)
CBS Corp., 6.625%, 5/15/11	125,000	131
Comcast Corp., 4.95%, 6/15/16	1,495,000	1,529
Comcast Corp., 5.875%, 2/15/18	800,000	853
Cox Communications, Inc., 4.625%, 1/15/10	565,000	570
DISH DBS Corp., 7.875%, 9/1/19 144A	2,120,000	2,141
Historic TW, Inc., 6.625%, 5/15/29	430,000	441
Historic TW, Inc., 6.875%, 6/15/18	180,000	199
News America, Inc., 5.65%, 8/15/20 144A	375,000	380
News America, Inc., 6.90%, 8/15/39 144A	170,000	181
Rogers Cable, Inc., 5.50%, 3/15/14	1,400,000	1,499
Rogers Cable, Inc., 6.25%, 6/15/13	155,000	168
TCI Communications, Inc., 8.75%, 8/1/15	735,000	887
Time Warner Cable, Inc., 5.40%, 7/2/12	530,000	566

Corporate Bonds (28.1%)	Shares/ $ Par	Value $ (000’s)
Cable/Media/Broadcasting/Satellite continued
Time Warner Cable, Inc., 6.55%, 5/1/37	900,000	956
Time Warner Cable, Inc., 6.75%, 7/1/18	200,000	221
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	828
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,500,000	1,737
Time Warner, Inc., 5.50%, 11/15/11	1,000,000	1,063

Total		14,350

Conglomerate/Diversified Manufacturing (0.4%)
Bemis Co., Inc., 6.80%, 8/1/19	90,000	101
The Dow Chemical Co., 5.70%, 5/15/18	45,000	44
The Dow Chemical Co., 7.60%, 5/15/14	770,000	852
General Electric Co., 5.00%, 2/1/13	1,900,000	2,004
Monsanto Co., 5.125%, 4/15/18	130,000	138
United Technologies Corp., 4.875%, 5/1/15	250,000	274
United Technologies Corp., 6.35%, 3/1/11	770,000	819

Total		4,232

Consumer Products (0.4%)
The Clorox Co., 4.20%, 1/15/10	1,750,000	1,767
The Clorox Co., 5.00%, 3/1/13	1,000,000	1,061
Colgate-Palmolive Co., 4.20%, 5/15/13	700,000	749
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	495

Total		4,072

Electric Utilities (4.0%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	618
Ameren Corp., 8.875%, 5/15/14	350,000	393
American Electric Power Co., 5.25%, 6/1/15	1,000,000	1,046
Arizona Public Service Co., 8.75%, 3/1/19	115,000	139
Bruce Mansfield Unit, 6.85%, 6/1/34	411,582	414
Carolina Power & Light, Inc., 5.15%, 4/1/15	320,000	345
Carolina Power & Light, Inc., 6.50%, 7/15/12	255,000	282
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	200,000	214

Corporate Bonds (28.1%)	Shares/ $ Par	Value $ (000’s)
Electric Utilities continued
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	210,000	236
CenterPoint Energy, Inc., 6.50%, 5/1/18	375,000	375
CMS Energy Corp., 6.875%, 12/15/15	970,000	973
Commonwealth Edison Co., 5.875%, 2/1/33	100,000	106
Commonwealth Edison Co., 5.95%, 8/15/16	545,000	594
Commonwealth Edison Co., 6.15%, 9/15/17	140,000	155
Connecticut Light and Power Co., 5.65%, 5/1/18	160,000	174
Consolidated Natural Gas Co., 5.00%, 12/1/14	1,340,000	1,420
Consumers Energy Co., 5.15%, 2/15/17	1,000,000	1,043
The Detroit Edison Co., 5.45%, 2/15/35	105,000	105
Dominion Resources, Inc., 6.40%, 6/15/18	60,000	67
DTE Energy Co., 6.375%, 4/15/33	415,000	376
DTE Energy Co., 7.05%, 6/1/11	1,590,000	1,692
Duke Energy Corp., 6.25%, 6/15/18	50,000	55
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	640,000	585
Entergy Louisiana LLC, 6.50%, 9/1/18	385,000	419
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	646
Exelon Generation Co. LLC, 6.20%, 10/1/17	955,000	1,042
Florida Power Corp., 4.80%, 3/1/13	100,000	106
Florida Power Corp., 6.40%, 6/15/38	365,000	432
Indiana Michigan Power Co., 5.05%, 11/15/14	1,560,000	1,612
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	511,403	513
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	975,000	913
MidAmerican Energy Holdings Co., 5.95%, 5/15/37	195,000	206
Monongahela Power Co., 5.70%, 3/15/17 144A	615,000	620
Nevada Power Co., 5.875%, 1/15/15	1,495,000	1,593
Nevada Power Co., 5.95%, 3/15/16	165,000	176
Nevada Power Co., 6.50%, 4/15/12	750,000	801

Corporate Bonds (28.1%)	Shares/ $ Par	Value $ (000’s)
Electric Utilities continued
Nevada Power Co., 6.50%, 5/15/18	1,155,000	1,262
Niagara Mohawk Power Corp., 4.881%, 8/15/19 144A	1,165,000	1,186
Ohio Edison Co., 6.40%, 7/15/16	1,000,000	1,100
Ohio Edison Co., 6.875%, 7/15/36	130,000	149
Oncor Electric Delivery Co., 6.80%, 9/1/18	125,000	144
Oncor Electric Delivery Co., 7.00%, 9/1/22	180,000	205
Pacific Gas & Electric Co., 4.80%, 3/1/14	80,000	85
Pacific Gas & Electric Co., 5.625%, 11/30/17	300,000	329
PacifiCorp, 5.45%, 9/15/13	3,000,000	3,240
Potomac Electric Power Co., 6.50%, 11/15/37	170,000	196
PPL Electric Utilities Corp., 4.30%, 6/1/13	1,800,000	1,860
PPL Energy Supply LLC, 6.50%, 5/1/18	145,000	156
Progress Energy, Inc., 6.85%, 4/15/12	710,000	773
Public Service Co. of Colorado, 6.50%, 8/1/38	1,800,000	2,163
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	1,061
Puget Sound Energy, Inc., 6.274%, 3/15/37	765,000	831
San Diego Gas & Electric Co., 5.30%, 11/15/15	215,000	235
San Diego Gas & Electric Co., 6.125%, 9/15/37	170,000	197
Sempra Energy, 6.50%, 6/1/16	745,000	824
Sierra Pacific Power Co., 6.75%, 7/1/37	400,000	440
South Carolina Electric & Gas Co., 6.05%, 1/15/38	265,000	300
Southern California Edison Co., 5.00%, 1/15/16	1,005,000	1,074
Southern California Edison Co., 5.625%, 2/1/36	70,000	76
Southern Co., 4.15%, 5/15/14	160,000	165
Tampa Electric Co., 6.10%, 5/15/18	2,370,000	2,566
Tampa Electric Co., 6.15%, 5/15/37	320,000	342
Tampa Electric Co., 6.55%, 5/15/36	385,000	432
The Toledo Edison Co., 6.15%, 5/15/37	910,000	950
Union Electric Co., 6.40%, 6/15/17	140,000	155

Corporate Bonds (28.1%)	Shares/ $ Par	Value $ (000’s)
Electric Utilities continued
Union Electric Co., 6.70%, 2/1/19	195,000	220
Virginia Electric and Power Co., 5.25%, 12/15/15	3,040,000	3,278
Virginia Electric and Power Co., 5.40%, 1/15/16	300,000	320
Westar Energy, Inc., 8.625%, 12/1/18	125,000	156

Total		46,956

Electronics (0.2%)
Cisco Systems, Inc., 5.90%, 2/15/39	560,000	606
Hewlett-Packard Co., 2.95%, 8/15/12	550,000	564
International Business Machines Corp., 8.00%, 10/15/38	700,000	975

Total		2,145

Food Processors (0.9%)
ConAgra Foods, Inc., 5.875%, 4/15/14	450,000	494
ConAgra Foods, Inc., 7.00%, 4/15/19	450,000	530
General Mills, Inc., 5.25%, 8/15/13	190,000	207
General Mills, Inc., 5.65%, 2/15/19	325,000	352
General Mills, Inc., 5.70%, 2/15/17	890,000	968
H.J. Heinz Co., 5.35%, 7/15/13	1,425,000	1,530
Kellogg Co., 4.45%, 5/30/16	540,000	565
Kellogg Co., 6.60%, 4/1/11	3,610,000	3,869
Kraft Foods, Inc., 6.50%, 8/11/17	1,305,000	1,412
Kraft Foods, Inc., 6.875%, 1/26/39	440,000	484

Total		10,411

Gaming/Lodging/Leisure (0.2%)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	2,405,000	2,291

Total		2,291

Gas Pipelines (0.4%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	120,000	126
El Paso Corp., 7.00%, 6/15/17	420,000	412
El Paso Natural Gas Co., 5.95%, 4/15/17	160,000	165

Corporate Bonds (28.1%)	Shares/ $ Par	Value $ (000’s)
Gas Pipelines continued
Enterprise Products Operating LLC, 5.25%, 1/31/20	550,000	550
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	200,000	203
Magellan Midstream Partners LP, 6.55%, 7/15/19	445,000	494
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	170,000	182
Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	325,000	363
Southern Natural Gas Co., 5.90%, 4/1/17 144A	175,000	180
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	170,000	191
TransCanada Pipelines, Ltd., 5.85%, 3/15/36	470,000	498
TransCanada Pipelines, Ltd., 7.25%, 8/15/38	785,000	973

Total		4,337

Health Care/Pharmaceuticals (1.2%)
Abbott Laboratories, 6.15%, 11/30/37	335,000	388
AstraZeneca PLC, 5.90%, 9/15/17	500,000	560
Baxter International, Inc., 4.50%, 8/15/19	280,000	287
Bristol-Myers Squibb Co., 5.875%, 11/15/36	255,000	282
Bristol-Myers Squibb Co., 6.125%, 5/1/38	355,000	407
Eli Lilly and Co., 5.55%, 3/15/37	735,000	801
Express Scripts, Inc., 6.25%, 6/15/14	930,000	1,022
Express Scripts, Inc., 7.25%, 6/15/19	200,000	235
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	425,000	501
Johnson & Johnson, 5.55%, 8/15/17	1,000,000	1,124
Johnson & Johnson, 5.95%, 8/15/37	735,000	837
Merck & Co., 4.75%, 3/1/15	500,000	544
Merck & Co., 5.75%, 11/15/36	450,000	496
Merck & Co., 6.40%, 3/1/28	125,000	146
Novartis Securities Investment, Ltd., 5.125%, 2/10/19	715,000	761
Pfizer, Inc., 5.35%, 3/15/15	450,000	498
Pfizer, Inc., 6.20%, 3/15/19	515,000	581

Corporate Bonds (28.1%)	Shares/ $ Par	Value $ (000’s)
Health Care/Pharmaceuticals continued
Schering-Plough Corp., 6.00%, 9/15/17	1,000,000	1,116
Wyeth, 5.50%, 3/15/13	2,040,000	2,208
Wyeth, 5.50%, 2/15/16	35,000	38
Wyeth, 5.95%, 4/1/37	835,000	920

Total		13,752

Independent Finance (0.9%)
American General Finance Corp., 4.50%, 12/1/15	295,000	207
American General Finance Corp., 6.90%, 12/15/17	1,455,000	1,018
General Electric Capital Corp., 5.625%, 5/1/18	3,635,000	3,617
General Electric Capital Corp., 5.875%, 1/14/38	180,000	165
GMAC LLC, 6.00%, 12/15/11 144A	978,000	905
GMAC LLC, 7.50%, 12/31/13 144A	179,000	157
GMAC LLC, 8.00%, 12/13/18 144A	214,000	162
HSBC Finance Corp., 4.125%, 11/16/09	2,330,000	2,338
International Lease Finance Corp., 4.75%, 1/13/12	1,485,000	1,259
Wells Fargo & Co., 7.98%, 2/28/49	250,000	227

Total		10,055

Industrials - Other (0.0%)
D.R. Horton, Inc., 5.375%, 6/15/12	385,000	385
D.R. Horton, Inc., 7.875%, 8/15/11	110,000	115

Total		500

Information/Data Technology (0.1%)
Fiserv, Inc., 6.125%, 11/20/12	765,000	829
Fiserv, Inc., 6.80%, 11/20/17	765,000	845

Total		1,674

Life Insurance (0.0%)
Prudential Financial, Inc., 3.625%, 9/17/12	170,000	171
Prudential Financial, Inc., 5.70%, 12/14/36	145,000	130

Total		301

Machinery (0.2%)
Case Corp., 7.25%, 1/15/16	1,775,000	1,699
Caterpillar Financial Services Corp., 5.45%, 4/15/18	560,000	582

Total		2,281

Corporate Bonds (28.1%)	Shares/ $ Par	Value $ (000’s)
Metals/Mining (0.3%)
ArcelorMittal, 9.85%, 6/1/19	565,000	668
Barrick North America Finance LLC, 6.80%, 9/15/18	375,000	430
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	130,000	138
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	585,000	623
Rio Tinto Finance USA, Ltd., 5.875%, 7/15/13	195,000	210
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	410,000	441
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	225,000	276
Vale Overseas, Ltd., 5.625%, 9/15/19	450,000	458

Total		3,244

Mortgage Banking (0.5%)
Nationwide Building Society, 2.50%, 8/17/12 144A	5,575,000	5,623

Total		5,623

Natural Gas Distributors (0.1%)
NiSource Finance Corp., 5.25%, 9/15/17	495,000	465
NiSource Finance Corp., 5.40%, 7/15/14	590,000	599
NiSource Finance Corp., 5.45%, 9/15/20	185,000	170
NiSource Finance Corp., 6.40%, 3/15/18	205,000	205

Total		1,439

Oil & Gas Field Machines and Services (0.1%)
Pride International, Inc., 7.375%, 7/15/14	655,000	671

Total		671

Oil and Gas (1.6%)
BP Capital Markets PLC, 3.625%, 5/8/14	1,000,000	1,030
Canadian Natural Resources, Ltd., 5.15%, 2/1/13	1,000,000	1,064
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	140,000	141
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	255,000	272
Canadian Natural Resources, Ltd., 6.50%, 2/15/37	1,185,000	1,310
Cenovus Energy, Inc., 5.70%, 10/15/19 144A	570,000	584

Corporate Bonds (28.1%)	Shares/ $ Par	Value $ (000’s)
Oil and Gas continued
ConocoPhillips, 6.00%, 1/15/20	695,000	770
ConocoPhillips Canada Funding Co. I, 5.30%, 4/15/12	565,000	611
Devon Energy Corp., 6.30%, 1/15/19	500,000	552
Devon Energy Corp., 7.95%, 4/15/32	200,000	251
EnCana Corp., 5.90%, 12/1/17	325,000	347
EnCana Corp., 6.50%, 5/15/19	215,000	239
EnCana Corp., 6.50%, 8/15/34	490,000	538
EnCana Corp., 6.50%, 2/1/38	260,000	279
EnCana Corp., 6.625%, 8/15/37	340,000	376
Hess Corp., 7.125%, 3/15/33	260,000	286
Hess Corp., 8.125%, 2/15/19	275,000	330
Husky Energy, Inc., 7.25%, 12/15/19	195,000	224
Kerr-McGee Corp., 6.95%, 7/1/24	120,000	128
Marathon Oil Corp., 6.125%, 3/15/12	1,000,000	1,082
Marathon Oil Corp., 6.60%, 10/1/37	130,000	138
Noble Energy, Inc., 8.25%, 3/1/19	880,000	1,062
Pemex Project Funding Master Trust, 6.625%, 6/15/35	200,000	193
Petro-Canada, 5.95%, 5/15/35	580,000	571
Petro-Canada, 6.05%, 5/15/18	480,000	503
Pioneer Natural Resources Co., 6.875%, 5/1/18	1,340,000	1,279
Suncor Energy, Inc., 6.50%, 6/15/38	1,330,000	1,374
Suncor Energy, Inc., 6.85%, 6/1/39	210,000	228
Tesoro Corp., 6.50%, 6/1/17	2,045,000	1,851
Valero Energy Corp., 6.625%, 6/15/37	355,000	317
XTO Energy, Inc., 5.30%, 6/30/15	195,000	207
XTO Energy, Inc., 6.25%, 4/15/13	100,000	109
XTO Energy, Inc., 6.50%, 12/15/18	380,000	420
XTO Energy, Inc., 6.75%, 8/1/37	450,000	501

Total		19,167

Corporate Bonds (28.1%)	Shares/ $ Par	Value $ (000’s)
Other Finance (1.5%)
American Express Bank, 3.15%, 12/9/11	2,650,000	2,751
American Express Credit Corp., 5.125%, 8/25/14	965,000	998
Capmark Financial Group, Inc., 8.30%, 5/10/17	255,000	59
Eaton Vance Corp., 6.50%, 10/2/17	85,000	92
PNC Financial Services Group, Inc., 8.25%, 5/21/13	2,370,000	2,258
Pooled Funding Trust I, 2.74%, 2/15/12 144A	7,400,000	7,569
SLM Corp., 5.375%, 1/15/13	80,000	67
SLM Corp., 5.375%, 5/15/14	445,000	340
SLM Corp., 5.45%, 4/25/11	3,020,000	2,848

Total		16,982

Other Services (0.1%)
Waste Management, Inc., 5.00%, 3/15/14	540,000	561
Waste Management, Inc., 6.10%, 3/15/18	1,090,000	1,160

Total		1,721

Other Transportation (0.0%)
FedEx Corp., 8.00%, 1/15/19	105,000	128

Total		128

Paper and Forest Products (0.0%)
International Paper, Co., 7.50%, 8/15/21	330,000	350
Weyerhaeuser Co., 6.875%, 12/15/33	200,000	166

Total		516

Property and Casualty Insurance (0.0%)
The Progressive Corp., 6.70%, 6/15/37	245,000	211

Total		211

Railroads (0.5%)
Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	135,000	150
Burlington Northern Santa Fe Corp., 6.20%, 8/15/36	625,000	700
Canadian National Railway Co., 5.85%, 11/15/17	120,000	133
Canadian Pacific Railway Co., 5.95%, 5/15/37	145,000	143
CSX Corp., 5.60%, 5/1/17	1,245,000	1,305
Norfolk Southern Corp., 5.257%, 9/17/14	515,000	559
Norfolk Southern Corp., 5.75%, 1/15/16 144A	205,000	224

Corporate Bonds (28.1%)	Shares/ $ Par	Value $ (000’s)
Railroads continued
Union Pacific Corp., 5.65%, 5/1/17	1,105,000	1,174
Union Pacific Corp., 5.75%, 11/15/17	550,000	590
Union Pacific Corp., 6.65%, 1/15/11	565,000	598

Total		5,576

Real Estate Investment Trusts (1.2%)
AvalonBay Communities, Inc., 5.50%, 1/15/12	360,000	375
AvalonBay Communities, Inc., 5.70%, 3/15/17	145,000	148
BRE Properties, Inc., 5.50%, 3/15/17	315,000	291
Colonial Realty LP, 6.05%, 9/1/16	255,000	225
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,000,000	938
Duke Realty LP, 5.95%, 2/15/17	865,000	797
Duke Realty LP, 6.50%, 1/15/18	1,000,000	940
ERP Operating LP, 5.25%, 9/15/14	1,325,000	1,344
ERP Operating LP, 5.75%, 6/15/17	420,000	416
HCP, Inc., 6.00%, 1/30/17	290,000	271
HCP, Inc., 6.70%, 1/30/18	170,000	164
HRPT Properties Trust, 5.75%, 11/1/15	800,000	737
iStar Financial, Inc., 5.15%, 3/1/12	1,165,000	693
iStar Financial, Inc., 8.625%, 6/1/13	500,000	315
ProLogis, 5.50%, 3/1/13	1,380,000	1,309
ProLogis, 5.75%, 4/1/16	865,000	774
Simon Property Group LP, 5.375%, 6/1/11	2,370,000	2,442
Simon Property Group LP, 5.60%, 9/1/11	590,000	614
Simon Property Group LP, 6.10%, 5/1/16	1,155,000	1,187

Total		13,980

Restaurants (0.1%)
Darden Restaurants, Inc., 6.20%, 10/15/17	50,000	53
Darden Restaurants, Inc., 6.80%, 10/15/37	470,000	500
Yum! Brands, Inc., 6.875%, 11/15/37	575,000	637

Total		1,190

Retail Food and Drug (0.5%)
CVS/Caremark Corp., 4.875%, 9/15/14	730,000	773
CVS/Caremark Corp., 5.75%, 6/1/17	330,000	353

Corporate Bonds (28.1%)	Shares/ $ Par	Value $ (000’s)
Retail Food and Drug continued
CVS/Caremark Corp., 6.25%, 6/1/27	1,475,000	1,568
Delhaize Group, 6.50%, 6/15/17	570,000	620
The Kroger Co., 6.15%, 1/15/20	1,440,000	1,592
The Kroger Co., 7.50%, 4/1/31	735,000	914
Tesco PLC, 6.15%, 11/15/37 144A	440,000	471

Total		6,291

Retail Stores (0.6%)
Costco Wholesale Corp., 5.50%, 3/15/17	555,000	607
The Home Depot, Inc., 5.875%, 12/16/36	585,000	568
J.C. Penney Corp., 6.875%, 10/15/15	490,000	485
J.C. Penney Corp., 7.95%, 4/1/17	175,000	181
Kohl’s Corp., 6.875%, 12/15/37	380,000	425
Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	95,000	75
Nordstrom, Inc., 7.00%, 1/15/38	225,000	239
Target Corp., 5.375%, 5/1/17	1,495,000	1,607
Target Corp., 6.50%, 10/15/37	635,000	710
Wal-Mart Stores, Inc., 5.80%, 2/15/18	1,000,000	1,123
Wal-Mart Stores, Inc., 5.875%, 4/5/27	810,000	875
Wal-Mart Stores, Inc., 6.20%, 4/15/38	230,000	262

Total		7,157

Telecommunications (2.2%)
AT&T Corp., 7.30%, 11/15/11	1,500,000	1,662
AT&T Corp., 8.00%, 11/15/31	1,470,000	1,832
AT&T Mobility LLC, 7.125%, 12/15/31	1,535,000	1,787
AT&T, Inc., 5.10%, 9/15/14	1,625,000	1,752
British Telecommunications PLC, 8.125%, 12/15/10	1,000,000	1,077
British Telecommunications PLC, 8.625%, 12/15/30	500,000	641
Deutsche Telekom International Finance BV, 5.75%, 3/23/16	480,000	509
Embarq Corp., 6.738%, 6/1/13	230,000	249
Embarq Corp., 7.082%, 6/1/16	415,000	451

Corporate Bonds (28.1%)	Shares/ $ Par	Value $ (000’s)
Telecommunications continued
Embarq Corp., 7.995%, 6/1/36	635,000	663
France Telecom SA, 7.75%, 3/1/11	1,000,000	1,083
France Telecom SA, 8.50%, 3/1/31	800,000	1,106
Qwest Corp., 8.375%, 5/1/16 144A	155,000	160
Rogers Communications, Inc., 6.80%, 8/15/18	500,000	561
Rogers Wireless, Inc., 6.375%, 3/1/14	625,000	690
Sprint Capital Corp., 8.375%, 3/15/12	1,365,000	1,409
Telecom Italia Capital SA, 4.00%, 1/15/10	1,565,000	1,576
Telecom Italia Capital SA, 6.20%, 7/18/11	1,225,000	1,305
Verizon Communications, Inc., 5.85%, 9/15/35	3,135,000	3,156
Verizon Communications, Inc., 6.10%, 4/15/18	1,085,000	1,172
Verizon Communications, Inc., 8.95%, 3/1/39	425,000	582
Vodafone Group PLC, 4.625%, 7/15/18	165,000	163
Vodafone Group PLC, 5.00%, 9/15/15	520,000	549
Vodafone Group PLC, 5.375%, 1/30/15	40,000	43
Vodafone Group PLC, 5.625%, 2/27/17	380,000	403
Vodafone Group PLC, 5.75%, 3/15/16	1,395,000	1,495

Total		26,076

Tobacco (0.6%)
Altria Group, Inc., 9.70%, 11/10/18	660,000	820
Altria Group, Inc., 9.95%, 11/10/38	815,000	1,108
Lorillard Tobacco Co., 8.125%, 6/23/19	800,000	908
Philip Morris International, Inc., 5.65%, 5/16/18	760,000	809
Philip Morris International, Inc., 6.375%, 5/16/38	760,000	875
Reynolds American, Inc., 6.75%, 6/15/17	150,000	156
Reynolds American, Inc., 7.25%, 6/15/37	150,000	148
Reynolds American, Inc., 7.625%, 6/1/16	1,735,000	1,856

Total		6,680

Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.25%, 1/15/11	565,000	586

Corporate Bonds (28.1%)	Shares/ $ Par	Value $ (000’s)
Vehicle Parts continued
Johnson Controls, Inc., 6.00%, 1/15/36	360,000	327

Total		913

Total Corporate Bonds (Cost: $313,358)		327,928

Governments (15.2%)
Governments (15.2%)
Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	33,778,000	36,823
Israel Government AID Bond, 5.50%, 4/26/24	1,910,000	2,057
(n) Overseas Private Investment, 4.10%, 11/15/14	1,584,240	1,653
(e) Tennesse Valley Authority Stripped, 0.00%, 4/15/42	3,600,000	3,482
US Department of Housing & Urban Development, 6.08%, 8/1/13	4,000,000	4,372
US Department of Housing and Urban Development, 6.17%, 8/1/14	3,000,000	3,303
(g) US Treasury, 1.00%, 7/31/11	30,200,000	30,286
US Treasury, 1.00%, 9/30/11	1,765,000	1,767
US Treasury, 1.375%, 9/15/12	6,390,000	6,379
(g) US Treasury, 2.625%, 7/31/14	35,300,000	35,890
US Treasury, 2.625%, 4/30/16	1,265,000	1,249
US Treasury, 3.25%, 5/31/16	1,240,000	1,270
US Treasury, 3.625%, 8/15/19	2,888,000	2,964
US Treasury, 4.25%, 5/15/39	18,300,000	18,932
US Treasury, 5.50%, 8/15/28	15,307,000	18,261
US Treasury Inflation Index Bond, 2.00%, 4/15/12	4,162,458	4,313
US Treasury Inflation Index Bond, 2.625%, 7/15/17	4,154,362	4,510

Total Governments (Cost: $171,330)		177,511

Municipal Bonds (0.4%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds (0.4%)
Illinois State Toll Highway Authority, Series A, 6.184%, 1/1/34 RB	280,000	306
New Jersey Turnpike Authority, Series F, 7.414%, 1/1/40 RB	775,000	955
New York Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	550,000	680
North Carolina Turnpike Authority, Series B, 6.70%, 1/1/39 RB	330,000	352
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	245,000	275
State of California, Series 2009, 7.55%, 4/1/39 GO	950,000	1,056
The University of Texas Systems, Series 2009B, 6.276%, 8/15/41 RB	500,000	539

Total Municipal Bonds (Cost: $3,691)		4,163

Structured Products (49.6%)
Structured Products (49.6%)
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/21	15,910,000	17,191
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.543%, 2/14/43 IO	29,223,986	1,149
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,523,955	922
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	1,822,599	1,128
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.837%, 6/10/49	2,477,000	2,029
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.867%, 4/10/49	12,033,000	10,361
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.306%, 1/25/37	1,174,259	649
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.336%, 5/25/37	2,078,213	1,909

Structured Products (49.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	1,730,000	1,880
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	7,000,000	7,580
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.888%, 6/10/17	5,502,000	4,790
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	718,435	637
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	825,572	816
Countrywide Alternative Loan Trust, Series 2003-J1, Class 1A8, 5.25%, 10/25/33	71,602	64
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.445%, 1/25/36	892,820	637
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 6A1, 5.50%, 8/25/20	1,807,683	1,803
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,490,000	1,286
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	2,007,654	1,656
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	2,134,194	1,761
(n) Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	1,343,607	1,344
Discover Card Master Trust, Series 2007-A1, Class A1, 5.65%, 3/16/20	6,255,000	6,752
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.913%, 2/15/31 IO	12,981,375	414
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.676%, 10/15/30 IO 144A	8,010,311	229

Structured Products (49.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,232,842	1,258
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	1,381,346	1,454
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	3,654,447	3,826
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	1,613,315	1,692
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	3,586,339	3,751
Federal Home Loan Mortgage Corp., 4.50%, 5/1/39	4,937,461	5,002
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	9,225,000	9,345
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	2,247,384	2,385
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	317,669	337
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,223,311	1,295
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	1,648,485	1,745
Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	704,017	740
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	6,543,388	6,785
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	2,435,801	2,526
(b) Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	21,507,529	22,302
Federal Home Loan Mortgage Corp., 5.00%, 6/1/38	4,240,983	4,389
Federal Home Loan Mortgage Corp., 5.00%, 5/1/39	8,856,892	9,165
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	574,466	614
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	1,726,493	1,843
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	349,706	374

Structured Products (49.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	2,377,710	2,526
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	1,331,258	1,412
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	2,093,590	2,219
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	1,903,196	1,999
Federal Home Loan Mortgage Corp., 5.50%, 3/1/37	8,571,940	8,985
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	6,291,704	6,595
Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	5,034,993	5,278
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	4,749,135	5,249
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	1,111,171	1,179
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	2,471,031	2,665
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	25,400,721	26,871
Federal Home Loan Mortgage Corp. TBA, 5.00%, 10/1/38	9,000,000	9,298
Federal National Mortgage Association, 4.00%, 6/1/19	818,798	852
Federal National Mortgage Association, 4.50%, 6/1/19	4,292,539	4,521
Federal National Mortgage Association, 4.50%, 8/1/19	786,421	828
Federal National Mortgage Association, 4.50%, 12/1/19	472,149	497
Federal National Mortgage Association, 4.50%, 7/1/20	2,024,046	2,120
Federal National Mortgage Association, 4.50%, 9/1/20	2,961,205	3,102
Federal National Mortgage Association, 5.00%, 3/1/20	1,550,969	1,642

Structured Products (49.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal National Mortgage Association, 5.00%, 4/1/20	620,065	656
Federal National Mortgage Association, 5.00%, 5/1/20	6,602,767	6,982
Federal National Mortgage Association, 5.00%, 5/1/23	8,266,977	8,681
Federal National Mortgage Association, 5.00%, 3/1/34	481,525	500
Federal National Mortgage Association, 5.00%, 4/1/35	1,878,204	1,947
Federal National Mortgage Association, 5.00%, 7/1/35	3,007,132	3,117
Federal National Mortgage Association, 5.00%, 10/1/35	1,938,551	2,010
Federal National Mortgage Association, 5.00%, 1/1/39	1,961,662	2,029
Federal National Mortgage Association, 5.32%, 4/1/14	1,677,601	1,817
Federal National Mortgage Association, 5.38%, 1/1/17	1,954,000	2,096
Federal National Mortgage Association, 5.50%, 4/1/21	1,320,946	1,401
Federal National Mortgage Association, 5.50%, 9/1/34	1,040,429	1,093
Federal National Mortgage Association, 5.50%, 3/1/35	3,800,732	3,991
Federal National Mortgage Association, 5.50%, 7/1/35	951,432	999
Federal National Mortgage Association, 5.50%, 8/1/35	2,223,511	2,335
Federal National Mortgage Association, 5.50%, 9/1/35	13,296,591	13,965
Federal National Mortgage Association, 5.50%, 10/1/35	3,726,195	3,913
Federal National Mortgage Association, 5.50%, 11/1/35	10,776,620	11,318
Federal National Mortgage Association, 5.50%, 1/1/36	8,303,838	8,721
Federal National Mortgage Association, 5.50%, 2/1/37	4,528,886	4,746

Structured Products (49.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal National Mortgage Association, 5.50%, 3/1/37	1,519,895	1,593
Federal National Mortgage Association, 5.50%, 5/1/37	1,999,577	2,095
Federal National Mortgage Association, 5.50%, 6/1/37	371,590	389
Federal National Mortgage Association, 5.50%, 2/1/38	36,057,723	37,778
Federal National Mortgage Association, 5.50%, 3/1/38	687,882	721
Federal National Mortgage Association, 5.50%, 4/1/38	9,903,870	10,376
Federal National Mortgage Association, 5.50%, 5/1/38	13,472,688	14,113
Federal National Mortgage Association, 5.50%, 6/1/38	8,438,637	8,840
Federal National Mortgage Association, 5.50%, 7/1/38	695,837	729
Federal National Mortgage Association, 6.00%, 5/1/35	213,170	226
Federal National Mortgage Association, 6.00%, 6/1/35	36,837	39
Federal National Mortgage Association, 6.00%, 7/1/35	3,944,851	4,181
Federal National Mortgage Association, 6.00%, 10/1/35	1,481,055	1,570
Federal National Mortgage Association, 6.00%, 11/1/35	3,529,505	3,741
Federal National Mortgage Association, 6.00%, 6/1/36	3,645,526	3,858
Federal National Mortgage Association, 6.00%, 9/1/36	2,179,501	2,306
Federal National Mortgage Association, 6.00%, 1/1/37	19,943	21
Federal National Mortgage Association, 6.00%, 6/1/37	37,795	40
Federal National Mortgage Association, 6.00%, 10/1/37	16,402	17
Federal National Mortgage Association, 6.00%, 11/1/37	13,198,244	13,954

Structured Products (49.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal National Mortgage Association, 6.00%, 1/1/38	15,842,079	16,736
Federal National Mortgage Association, 6.00%, 6/1/38	6,512,776	6,880
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	4,289,482	4,634
Federal National Mortgage Association, 6.50%, 10/1/36	2,846,340	3,049
(b) Federal National Mortgage Association, 6.50%, 7/1/37	22,977,608	24,612
Federal National Mortgage Association, 6.50%, 9/1/37	9,214,190	9,864
Federal National Mortgage Association, 6.75%, 4/25/18	745,104	799
Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	6,949,000	7,444
(b) Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	5,137,620	5,430
First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	2,130,085	1,748
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 8.261%, 12/15/31 144A	3,100,000	3,087
Government National Mortgage Association, 4.50%, 2/15/39	10,000,000	10,169
Government National Mortgage Association, 5.50%, 10/15/31	44,835	47
Government National Mortgage Association, 5.50%, 11/15/31	12,080	13
Government National Mortgage Association, 5.50%, 12/15/31	123,594	131
Government National Mortgage Association, 5.50%, 1/15/32	464,471	491
Government National Mortgage Association, 5.50%, 2/15/32	137,179	145
Government National Mortgage Association, 5.50%, 3/15/32	127,433	135
Government National Mortgage Association, 5.50%, 4/15/32	16,905	18

Structured Products (49.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Government National Mortgage Association, 5.50%, 7/15/32	23,677	25
Government National Mortgage Association, 5.50%, 9/15/32	2,964,429	3,132
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 0.343%, 11/5/21 144A	423,836	352
(n) GS Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	600,000	501
(n) GS Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.091%, 7/12/38 144A	600,000	578
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4A, 5.721%, 3/18/51 144A	12,233,000	10,714
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	1,043,000	1,101
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	2,800,000	2,713
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20	2,400,000	2,686
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	807,243	883
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	950,080	941
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 0.316%, 1/25/37	1,952,595	713
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4, 5.81%, 6/12/50	2,399,000	1,868
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	335,893	287
Nissan Auto Receivables Owner Trust, Series 2007-B, Class A3, 5.03%, 5/16/11	4,038,343	4,102

Structured Products (49.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	6,869,000	6,975
Residential Funding Mortgage Securities I, Inc., Series 2003-S18, Class A1, 4.50%, 10/25/18	622,923	620
(n) RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	482,973	386
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.336%, 3/25/37	1,621,918	1,328
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.356%, 3/25/37	1,973,708	1,794
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.366%, 9/25/46	2,565,106	2,455
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.376%, 6/25/37	2,964,015	2,686
Volkswagen Auto Loan Enhanced Trust, Series 2008-2, Class A4A, 6.24%, 7/20/15	2,660,000	2,881
Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.783%, 11/25/34	906,758	807
Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	859,826	857
Wells Fargo Mortgage Backed Securities, Series 2003-12, Class A1, 4.75%, 11/25/18	197,389	199
Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	1,080,488	1,082
Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%, 9/25/35	2,678,092	2,453

Structured Products (49.6%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	3,047,813	2,792

Total Structured Products (Cost: $560,261)		577,900

Short-Term Investments (12.4%)
Electric Utilities (1.7%)
(b) Duke Energy Corp., 0.27%, 10/2/09	10,000,000	10,000
(b) Duke Energy Corp., 0.28%, 10/8/09	10,000,000	9,999

Total		19,999

Federal Government & Agencies (0.3%)
(b) Federal Home Loan Bank, 0.145%, 12/16/09	2,000,000	2,000
(b) Federal Home Loan Bank, 0.22%, 10/1/09	2,000,000	2,000

Total		4,000

Finance Lessors (1.7%)
(b) Gemini Securitization Corp. LLC, 0.21%, 10/6/09	10,000,000	9,999
(b) Kitty Hawk Funding Corp., 0.20%, 10/23/09	10,000,000	9,999

Total		19,998

Finance Services (1.7%)
(b) Alpine Securitization Corp., 0.20%, 10/7/09	10,000,000	10,000
(b) Ciesco LLC, 0.10%, 10/1/09	10,100,000	10,100

Total		20,100

Food Processors (0.9%)
(b) Kellogg Co., 0.25%, 10/1/09	10,000,000	10,000

Total		10,000

Oil and Gas (2.6%)
(b) Devon Energy Corp., 0.20%, 10/1/09	4,830,000	4,830
(b) Devon Energy Corp., 0.25%, 10/7/09	5,700,000	5,700
(b) Sempra Global, 0.20%, 10/13/09	10,000,000	9,999
(b) Sempra Global, 0.23%, 10/9/09	10,000,000	10,000

Total		30,529

Short-Term Investments (12.4%)	Shares/ $ Par	Value $ (000’s)
Short Term Business Credit (2.6%)
(b) Atlantic Asset Securitization LLC, 0.19%, 10/13/09	10,000,000	9,999
(b) Atlantic Asset Securitization LLC, 0.20%, 10/9/09	10,000,000	10,000
(b) Ranger Funding Co. LLC, 0.20%, 10/23/09	10,000,000	9,999

Total		29,998

Telecommunications (0.9%)
(b) Vodafone Group PLC, 0.25%, 10/1/09	10,000,000	10,000

Total		10,000

Total Short-Term Investments (Cost: $144,623)		144,624

Total Investments (105.7%) (Cost: $1,193,263)(a)		1,232,126

Other Assets, Less Liabilities (-5.7%)		(66,573)

Net Assets (100.0%)		1,165,553

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009 the value of these securities (in thousands) was, $73,396 representing 6.30% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $1,193,263 and the net unrealized appreciation of investments based on that cost was $38,863 which is comprised of $51,797 aggregate gross unrealized appreciation and $12,934 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Note Commodity (Long) (Total Notional Value at September 30, 2009, $25,556)	223	12/09	$332
US Long Bond (CBT) Commodity (Short) (Total Notional Value at September 30, 2009, $14,924)	125	12/09	(248)
US Ten Year Treasury Note (Short) (Total Notional Value at September 30, 2009, $79,879)	683	12/09	(941)
US Two Year Treasury Note (Long) (Total Notional Value at September 30, 2009, $64,753)	300	12/09	336

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(g)	All or portion of the securities have been loaned.

(n)	At September 30, 2009 portfolio securities with an aggregate value of $4,462 (in thousands) were valued with reference to securities whose values are more readily available.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$—	$177,511	$—
Municipal Bonds	—	4,163	—
Corporate Bonds	—	327,928	—
Structured Products	—	577,514	386
Short-Term Instruments	—	144,624	—
Liabilities:
Other Financial Instruments^	(521)	—	—

Total	$(521)	$1,231,740	$386

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Corporate Bonds (21.7%)	Shares/ $ Par	Value $ (000’s)
Banking (19.0%)
Bank of America Corp., 0.489%, 6/22/12	3,000,000	3,015
Citibank NA, 1.875%, 5/7/12	3,000,000	3,020
Citigroup Funding, Inc., 1.518%, 5/7/10	200,000	200
Citigroup, Inc., 0.313%, 12/28/09	300,000	299
Credit Suisse USA, Inc., 0.326%, 11/20/09	100,000	100
Credit Suisse USA, Inc., 0.505%, 11/20/09	100,000	100
Credit Suisse USA, Inc., 0.64%, 8/16/11	300,000	300
The Goldman Sachs Group, Inc., 0.383%, 6/28/10	200,000	200
The Goldman Sachs Group, Inc., 0.651%, 2/6/12	200,000	197
HSBC Finance Corp., 0.714%, 5/10/10	300,000	299
JPMorgan Chase & Co., 0.533%, 12/26/12	5,000,000	5,042
Morgan Stanley, 0.744%, 2/10/12	3,000,000	3,021
Wachovia Corp., 0.411%, 12/1/09	200,000	200
Wells Fargo Capital X, 5.95%, 12/15/36	200,000	173

Total		16,166

Electronics (0.3%)
Hewlett-Packard Co., 0.471%, 3/1/12	300,000	298

Total		298

Independent Finance (0.8%)
Caterpillar Financial Services Corp., 1.033%, 6/24/11	400,000	403
John Deere Capital Corp., 0.593%, 7/16/10	300,000	300

Total		703

Life Insurance (0.4%)
Pricoa Global Funding I, 0.719%, 1/15/10 144A	300,000	299

Total		299

Property and Casualty Insurance (1.2%)
American International Group, Inc., 0.536%, 1/29/10 144A	300,000	297

Corporate Bonds (21.7%)	Shares/ $ Par	Value $ (000’s)
Property and Casualty Insurance continued
American International Group, Inc., 5.85%, 1/16/18	600,000	435
Metropolitan Life Global Funding I, 0.48%, 5/17/10 144A	300,000	299

Total		1,031

Total Corporate Bonds (Cost: $18,456)		18,497

Governments (82.9%)
Governments (82.9%)
Egypt Government AID Bonds, 4.45%, 9/15/15	1,400,000	1,489
Federal Home Loan Mortgage Corp., 3.75%, 3/27/19	3,600,000	3,602
(b) Federal Home Loan Mortgage Corp. Stripped, 0.00%, 9/15/29	1,500,000	550
Federal National Mortgage Association, 5.625%, 7/15/37	500,000	561
Federal National Mortgage Association, 5.625%, 4/17/28	100,000	114
Federal National Mortgage Association, 6.00%, 4/18/36	200,000	214
Federal National Mortgage Association, 6.21%, 8/6/38	100,000	120
Financing Corp., 8.60%, 9/26/19	700,000	942
Financing Corp. Stripped, 0.00%, 12/27/18	500,000	334
Financing Corp. Stripped, 0.00%, 9/26/19	1,300,000	834
Israel Government AID Bond, 0.00%, 5/15/21	200,000	117
Israel Government AID Bond, 0.00%, 2/15/23	100,000	52
Israel Government AID Bond, 0.00%, 5/15/23	800,000	413
Israel Government AID Bond, 5.50%, 9/18/33	300,000	321
Israel Government AID Bond, 5.50%, 9/18/23	600,000	651

Governments (82.9%)	Shares/ $ Par	Value $ (000’s)
Governments continued
Residual Funding Stripped, 0.00%, 1/15/30	1,200,000	467
Residual Funding Stripped, 0.00%, 4/15/30	2,000,000	770
Residual Funding Stripped, 0.00%, 10/15/20	1,800,000	1,120
Resolution Funding Stripped, 0.00%, 4/15/28	400,000	166
Tennessee Valley Authority, 4.50%, 4/1/18	200,000	206
Tennessee Valley Authority, 5.375%, 4/1/56	1,210,000	1,297
Tennessee Valley Authority, 5.88%, 4/1/36	1,000,000	1,150
US Treasury, 3.625%, 8/15/19	900,000	924
(k) US Treasury, 4.375%, 2/15/38	600,000	632
US Treasury, 4.50%, 8/15/39	4,300,000	4,636
(b) US Treasury, 5.25%, 11/15/28	8,800,000	10,216
US Treasury, 5.375%, 2/15/31	2,700,000	3,208
US Treasury, 6.125%, 11/15/27	5,000,000	6,350
US Treasury, 6.25%, 8/15/23	2,100,000	2,632
US Treasury, 6.50%, 11/15/26	2,000,000	2,617
US Treasury, 8.00%, 11/15/21	100,000	142
US Treasury, 8.125%, 8/15/19	600,000	836
US Treasury, 8.75%, 8/15/20	200,000	293
US Treasury Stripped, 0.00%, 2/15/31	1,000,000	408
US Treasury Stripped, 0.00%, 8/15/39	12,200,000	3,594
US Treasury Stripped, 0.00%, 8/15/20	1,000,000	657
US Treasury Stripped, 0.00%, 2/15/21	4,500,000	2,884
US Treasury Stripped, 0.00%, 5/15/21	4,300,000	2,715
US Treasury Stripped, 0.00%, 11/15/21	6,000,000	3,688

Governments (82.9%)	Shares/ $ Par	Value $ (000’s)
Governments continued
US Treasury Stripped, 0.00%, 8/15/22	8,200,000	4,850
US Treasury Stripped, 0.00%, 2/15/26	1,600,000	803
US Treasury Stripped, 0.00%, 5/15/26	700,000	341
US Treasury Stripped, 0.00%, 8/15/26	1,000,000	482
US Treasury Stripped, 0.00%, 11/15/27	1,400,000	651
US Treasury Stripped, 0.00%, 8/15/28	800,000	356
US Treasury Stripped, 0.00%, 11/15/28	2,600,000	1,163

Total Governments (Cost: $68,812)		70,568

Municipal Bonds (0.8%)
Municipal Bonds (0.8%)
Iowa State Special Obligation Build America Bonds, 6.75%, 6/1/34 RB	400,000	428
Poway California Unified School District Public Financing Authority, , 4.50%, 9/15/37 RB, AMBAC	200,000	171
Puerto Rico Sales Tax Financing Corp., Series A, 0.00%, 8/1/54 RB, AMBAC	1,600,000	119

Total Municipal Bonds (Cost: $733)		718

Structured Products (21.3%)
Structured Products (21.3%)
American Home Mortgage Investment Trust, Series 2005-3, Class 2A2, 5.00%, 9/25/35	81,605	70
Bank of America Credit Card Trust, Series 2006-A9, Class A9, 0.253%, 2/15/13	200,000	199
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 21A, 4.444%, 5/25/34	6,596	5
Chase Issuance Trust, Series 2007-A6, Class A6, 0.243%, 4/16/12	400,000	399

Structured Products (21.3%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Chase Issuance Trust, Series 2007-A1, Class A1, 0.263%, 3/15/13	200,000	199
Chase Issuance Trust, Series 2005-A8, Class A8, 0.283%, 10/15/12	500,000	499
Chase Issuance Trust, Series 2008-A1, Class A1, 0.693%, 1/15/12	200,000	200
Chase Issuance Trust, Series 2008-A7, Class A7, 0.893%, 11/15/11	100,000	100
Chase Issuance Trust, Series 2008-A13, Class A13, 1.799%, 9/15/15	300,000	308
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3, Class A3A, 0.306%, 7/25/45	56,592	38
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 2A1, 3.885%, 4/20/35	26,278	25
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 3.847%, 7/25/33	7,332	7
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 3.877%, 8/25/33	9,816	9
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.473%, 2/15/19	124,102	123
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	349,893	348
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.50%, 2/15/34	679,250	715
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-61, Class 1A1, 2.451%, 7/25/44	39,972	39
(n) Federal National Mortgage Association, Series 2007-114, Class A6, 0.446%, 10/27/37	100,000	95
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.25%, 5/25/37	221,593	207

Structured Products (21.3%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal National Mortgage Association, 5.00%, 6/1/35	891,181	924
Federal National Mortgage Association, 5.00%, 2/1/36	1,639,677	1,700
Federal National Mortgage Association, 5.375%, 4/11/22	400,000	423
Federal National Mortgage Association, Series 2005-47, Class PA, 5.50%, 9/25/24	6,135	6
Federal National Mortgage Association, Series 2005-57, Class PA, 5.50%, 5/25/27	7,988	8
Federal National Mortgage Association, 5.50%, 1/1/38	863,836	905
Federal National Mortgage Association, 5.50%, 2/1/38	846,423	887
Federal National Mortgage Association, 5.50%, 4/1/38	91,092	95
Federal National Mortgage Association, 5.50%, 6/1/38	178,227	187
Federal National Mortgage Association, 6.00%, 9/1/38	2,114,380	2,235
Federal National Mortgage Association TBA, 5.00%, 10/1/39	300,000	310
Federal National Mortgage Association TBA, 5.00%, 11/1/39	100,000	103
Federal National Mortgage Association TBA, 5.50%, 10/1/39	900,000	941
Federal National Mortgage Association TBA, 6.00%, 10/1/39	2,000,000	2,110
Federal National Mortgage Association Whole Loan, Series 2004-W9, Class 1A3, 6.05%, 2/25/44	300,000	312
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF12, Class A2, 0.286%, 9/25/36	7,992	8
General Motors Acceptance Corp. Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A, 4.749%, 6/25/34	22,392	16

Structured Products (21.3%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Honda Auto Receivables Owner Trust, Series 2008-1, Class A2, 3.77%, 9/20/10	96,398	97
Indymac Residential Asset Backed Trust, Series 2007-B, Class 2A1, 0.326%, 7/25/37	26,993	26
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.937%, 2/12/49	100,000	86
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.454%, 4/25/38	358,367	360
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A1, 0.306%, 7/25/37	33,157	31
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 0.79%, 7/9/21 144A	400,000	323
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A, 3.771%, 5/25/33	20,025	18
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 5.001%, 5/25/33	11,874	11
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.496%, 11/25/35	53,212	38
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 4.25%, 10/25/35	53,614	47
SLC Student Loan Trust, Series 2007-1, Class A1, 0.42%, 2/15/15	31,319	31
SLM Student Loan Trust, Series 2006-7, Class A2, 0.494%, 10/25/16	2,475	2
SLM Student Loan Trust, Series 2006-5, Class A2, 0.494%, 7/25/17	13,562	14
SLM Student Loan Trust, Series 2006-6, Class A1, 0.494%, 10/25/18	30,718	31
SLM Student Loan Trust, Series 2006-9, Class A2, 0.504%, 4/25/17	28,561	29
SLM Student Loan Trust, Series 2007-2, Class A2, 0.504%, 7/25/17	500,000	494

Structured Products (21.3%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
SLM Student Loan Trust, Series 2008-7, Class A2, 1.004%, 10/25/17	200,000	199
SLM Student Loan Trust, Series 2003-7A, Class A5A, 1.499%, 12/15/33 144A	250,000	243
SLM Student Loan Trust, Series 2008-9, Class A, 2.004%, 4/25/23	580,219	603
South Carolina Student Loan Corp., Series 2008-1, Class A1, 0.861%, 9/2/14	151,500	152
South Carolina Student Loan Corp., Series 2008-1, Class A2, 0.911%, 3/1/18	400,000	401
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 4A1, 5.19%, 12/25/34	46,031	38
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 0.576%, 10/19/34	13,806	11
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 3.708%, 3/25/34	74,666	69

Total Structured Products (Cost: $17,763)		18,109

Short-Term Investments (1.0%)
Other Holdings (1.0%)
(b) J.P. Morgan Money Market Fund	878,345	878

Total		878

Total Short-Term Investments (Cost: $878)		878

Total Investments (127.7%) (Cost: $106,642)(a)		108,770

Other Assets, Less Liabilities (-27.7%)		(23,589)

Net Assets (100.0%)		85,181

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009 the value of these securities (in thousands) was, $1,461 representing 1.72% of the net assets.

RB — Revenue Bond

AMBAC — American Municipal Bond Assurance Corp.

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $106,642 and the net unrealized appreciation of investments based on that cost was $2,128 which is comprised of $2,768 aggregate gross unrealized appreciation and $640 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Future (Long) (Total Notional Value at September 30, 2009, $6,144)	25	9/10	$21
90 Day Euro $ Commodity Future (Long) (Total Notional Value at September 30, 2009, $27,201)	111	12/10	62
US Five Year Note Commodity (Long) (Total Notional Value at September 30, 2009, $7,902)	69	12/09	108

(i)	Written options outstanding on September 30, 2009

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Put — CBOT US Ten Year Treasury Note	$112.000	12/09	30	$(3)
Put — CBOT US Ten Year Treasury Note	$112.000	11/09	3	$(1)
Put — CBOT US Ten Year Treasury Note	$115.000	11/09	5	$(2)

(Premiums Received $25)				$(6)

CBOT - Chicago Board of Trade

(k)	Cash or securities with an aggregate value of $632 (in thousands) have been pledged as collateral for written options outstanding on September 30, 2009.

(n)	At September 30, 2009 portfolio securities with an aggregate value of $95 (in thousands) were valued in reference to securities whose values are more readily available.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

Description	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$—	$70,568	$—
Municipal Bonds	—	718	—
Corporate Bonds	—	18,497	—
Structured Products	—	18,109	—
Short-Term Instruments	—	878	—
Other Financial Instruments^	185	—	—

Total	$185	$108,770	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Inflation Protection Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Corporate Bonds (32.6%)	Shares/ $ Par	Value $ (000’s)
Banking (7.5%)
Bank of America Corp., 3.125%, 6/15/12	700,000	728
Bank of America Corp., 6.50%, 8/1/16	90,000	95
The Bear Stearns Cos. LLC, 0.00%, 1/10/14	70,000	63
Citigroup Funding, Inc., 1.875%, 10/22/12	2,000,000	2,004
Citigroup Funding, Inc., 2.125%, 7/12/12	1,000,000	1,011
Credit Suisse/New York NY, 5.30%, 8/13/19	110,000	113
Credit Suisse/New York NY, 5.50%, 5/1/14	150,000	161
The Goldman Sachs Group, Inc., 3.25%, 6/15/12	400,000	417
The Goldman Sachs Group, Inc., 7.50%, 2/15/19	130,000	149
HSBC USA, Inc., 3.125%, 12/16/11	1,000,000	1,038
The International Bank for Reconstruction & Development, 7.625%, 1/19/23	500,000	667
Kreditanstalt fuer Wiederaufbau, 4.75%, 5/15/12	500,000	540
Morgan Stanley, 7.30%, 5/13/19	120,000	132

Total		7,118

Beverage/Bottling (0.6%)
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19 144A	120,000	135
The Coca-Cola Co., 3.625%, 3/15/14	100,000	104
Coca-Cola Enterprises, Inc., 4.25%, 3/1/15	100,000	106
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	150,000	170

Total		515

Cable/Media/Broadcasting/Satelite (0.3%)
Comcast Corp., 5.90%, 3/15/16	70,000	75
Time Warner Cable, Inc., 5.40%, 7/2/12	60,000	64

Corporate Bonds (32.6%)	Shares/ $ Par	Value $ (000’s)
Cable/Media/Broadcasting/Satelite continued
Time Warner Cable, Inc., 6.75%, 7/1/18	160,000	177

Total		316

Conglomerate/Diversified Manufacturing (0.1%)
The Dow Chemical Co., 8.55%, 5/15/19	60,000	67
General Electric Co., 5.25%, 12/6/17	60,000	62

Total		129

Electric Utilities (0.2%)
PG&E Corp., 5.75%, 4/1/14	120,000	131
Sempra Energy, 6.50%, 6/1/16	50,000	55

Total		186

Electronics (0.1%)
Dominion Resources, Inc., 6.40%, 6/15/18	70,000	78

Total		78

Food Processors (0.1%)
Kraft Foods, Inc., 6.125%, 2/1/18	50,000	53

Total		53

Health Care (0.3%)
Amgen, Inc., 5.85%, 6/1/17	90,000	99
Pfizer, Inc., 7.20%, 3/15/39	100,000	126
Roche Holdings, Inc., 6.00%, 3/1/19 144A	90,000	100

Total		325

Independent Finance (3.1%)
BP Capital Markets PLC, 3.125%, 3/10/12	70,000	72
Caterpillar Financial Services Corp., 5.05%, 12/1/10	308,000	319
General Electric Capital Corp., 2.20%, 6/8/12	680,000	691
General Motors Acceptance Corp., Inc., 2.20%, 12/19/12	850,000	859
John Deere Capital Corp., 2.875%, 6/19/12	300,000	310

Corporate Bonds (32.6%)	Shares/ $ Par	Value $ (000’s)
Independent Finance continued
Private Export Funding Corp., 4.55%, 5/15/15	600,000	649

Total		2,900

Life Insurance (0.4%)
Prudential Financial, Inc., 0.00%, 2/10/12	200,000	186
Prudential Financial, Inc., 0.00%, 3/10/15	240,000	201

Total		387

Metals/Mining (0.6%)
Barrick Gold Corp., 6.95%, 4/1/19	200,000	234
BHP Billiton Finance USA, Ltd., 6.50%, 4/1/19	70,000	81
Newmont Mining Corp., 5.125%, 10/1/19	200,000	200
Rio Tinto Finance USA, Ltd., 5.875%, 7/15/13	70,000	76

Total		591

Oil and Gas (0.6%)
Chevron Corp., 3.95%, 3/3/14	100,000	105
ConocoPhillips, 4.75%, 2/1/14	260,000	280
Shell International Finance BV, 4.30%, 9/22/19	110,000	111
XTO Energy, Inc., 6.50%, 12/15/18	70,000	77

Total		573

Restaurants (0.1%)
Yum! Brands, Inc., 5.30%, 9/15/19	100,000	100

Total		100

Retail Food and Drug (0.2%)
CVS Caremark Corp., 6.60%, 3/15/19	170,000	192

Total		192

Telecommunications (0.6%)
AT&T, Inc., 5.10%, 9/15/14	100,000	108
Cellco Partnership / Verizon Wireless Capital LLC, 5.55%, 2/1/14 144A	100,000	108

Corporate Bonds (32.6%)	Shares/ $ Par	Value $ (000’s)
Telecommunications continued
Cellco Partnership / Verizon Wireless Capital LLC, 8.50%, 11/15/18 144A	60,000	75
Telecom Italia Capital SA, 6.175%, 6/18/14	160,000	174
Vodafone Group PLC, 5.45%, 6/10/19	100,000	104

Total		569

Tobacco (0.2%)
Altria Group, Inc., 9.25%, 8/6/19	160,000	196

Total		196

Yankee Sovereign (17.6%)
(f) Bundesobligation Inflation Linked, 2.25%, 4/15/13	1,792,004	2,774
(f) France Government Bond OAT, 2.25%, 7/25/20	1,715,351	2,718
(f) Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/19	1,827,460	2,786
(f) Japanese Government CPI Linked Bond, 1.10%, 12/10/16	188,877,000	1,965
(f) United Kingdom Gilt Inflation Linked, 1.25%, 11/22/17	1,647,160	2,692
(f) United Kingdom Gilt Inflation Linked, 2.50%, 8/16/13	235,000	959
(f) United Kingdom Gilt Inflation Linked, 2.50%, 7/26/16	595,000	2,725

Total		16,619

Total Corporate Bonds (Cost: $29,743)		30,847

Governments (60.3%)
Governments (60.3%)
Farmer Mac Guaranteed Notes Trust Series 2007-1, 5.125%, 4/19/17 144A	500,000	533
Federal Home Loan Banks, 4.875%, 5/17/17	755,000	824
Federal National Mortgage Association, 3.00%, 9/16/14	2,000,000	2,033
Federal National Mortgage Association, 4.375%, 7/17/13	570,000	618
Financing Corp. Stripped, 0.00%, 5/30/10	359,000	357

Governments (60.3%)	Shares/ $ Par	Value $ (000’s)
Governments continued
Israel Government AID Bond, 0.00%, 11/1/14	500,000	426
Tennessee Valley Authority, 4.50%, 4/1/18	450,000	463
Tennessee Valley Authority, 4.875%, 12/15/16	450,000	483
Tennessee Valley Authority Generic Strip, 0.00%, 11/1/12	251,000	234
US Treasury Inflation Index Bond, 0.625%, 4/15/13	1,018,910	1,017
US Treasury Inflation Index Bond, 0.875%, 4/15/10	261,466	262
US Treasury Inflation Index Bond, 1.375%, 7/15/18	399,484	395
US Treasury Inflation Index Bond, 1.625%, 1/15/15	4,003,974	4,079
US Treasury Inflation Index Bond, 1.625%, 1/15/18	822,400	831
US Treasury Inflation Index Bond, 1.75%, 1/15/28	1,793,860	1,719
US Treasury Inflation Index Bond, 1.875%, 7/15/13	1,436,423	1,484
US Treasury Inflation Index Bond, 1.875%, 7/15/15	387,524	400
US Treasury Inflation Index Bond, 1.875%, 7/15/19	3,025,920	3,115
US Treasury Inflation Index Bond, 2.00%, 4/15/12	583,721	605
US Treasury Inflation Index Bond, 2.00%, 1/15/14	1,165,540	1,207
US Treasury Inflation Index Bond, 2.00%, 7/15/14	571,265	594
US Treasury Inflation Index Bond, 2.00%, 1/15/16	2,631,295	2,730
US Treasury Inflation Index Bond, 2.00%, 1/15/26	2,170,140	2,165
US Treasury Inflation Index Bond, 2.125%, 1/15/19	752,318	790
US Treasury Inflation Index Bond, 2.375%, 4/15/11	244,130	251
US Treasury Inflation Index Bond, 2.375%, 1/15/17	2,242,632	2,386

Governments (60.3%)	Shares/ $ Par	Value $ (000’s)
Governments continued
US Treasury Inflation Index Bond, 2.375%, 1/15/25	5,141,385	5,390
US Treasury Inflation Index Bond, 2.375%, 1/15/27	2,215,934	2,329
US Treasury Inflation Index Bond, 2.50%, 7/15/16	2,985,948	3,201
US Treasury Inflation Index Bond, 2.50%, 1/15/29	2,106,489	2,264
US Treasury Inflation Index Bond, 2.625%, 7/15/17	2,675,708	2,905
US Treasury Inflation Index Bond, 3.00%, 7/15/12	1,497,238	1,592
US Treasury Inflation Index Bond, 3.375%, 4/15/32	2,396,287	2,959
US Treasury Inflation Index Bond, 3.375%, 1/15/12	272,896	290
US Treasury Inflation Index Bond, 3.50%, 1/15/11	185,609	193
US Treasury Inflation Index Bond, 3.625%, 4/15/28	1,464,683	1,811
US Treasury Inflation Index Bond, 3.875%, 4/15/29	3,144,096	4,048

Total Governments (Cost: $55,144)		56,983

Municipal Bonds (2.7%)
Municipal Bonds (2.7%)
California Educational Facilities Authority, Series 2007T-1, 5.00%, 3/15/39 RB	1,000,000	1,186
The Dormitory Authority of the State of New York , Series 2009, 5.628%, 3/15/39 RB	60,000	63
Massachusetts Bay Transportation Authority Senior Sales Tax Bonds, Series 2006A, 5.25%, 7/1/33 RB	1,000,000	1,216
State of California, Series 2009, 7.55%, 4/1/39 GO	60,000	67

Municipal Bonds (2.7%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds continued
Texas Transportation Commission State of Texas, Series 2009, 5.517%, 4/1/39 GO	60,000	64

Total Municipal Bonds (Cost: $2,073)		2,596

Structured Products (2.6%)
Structured Products (2.6%)
Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class B, 7.619%, 8/15/31	86,523	86
Citibank Credit Card Issuance Trust, Series 2007-A2, Class A2, 0.408%, 5/21/12	500,000	499
CNH Equipment Trust, Series 2007-C, Class A3A, 5.21%, 12/15/11	180,232	182
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, 0.423%, 4/15/22 144A	496,902	368
Federal Home Loan Mortgage Corp., Series 2006-3234, Class PA, 5.00%, 10/15/26	247,010	250
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2005-C1, Class A2, 4.471%, 5/10/43	464,405	467
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A3, 3.85%, 5/15/27	282,585	283
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007-LLFA, Class A1, 0.543%, 6/15/22 144A	380,396	307

Total Structured Products (Cost: $2,606)		2,442

Short-Term Investments (2.7%)
National Commercial Banks (2.6%)
BNP Paribas Finance, Inc., 0.02%, 10/1/09	2,500,000	2,500

Total		2,500

Short-Term Investments (2.7%)	Shares/ $ Par	Value $ (000’s)
Other Holdings (0.1%)
J.P. Morgan Money Market Fund	43,040	43

Total		43

Total Short-Term Investments (Cost: $2,543)		2,543

Total Investments (100.9%) (Cost: $92,109)(a)		95,411

Other Assets, Less Liabilities (-0.9%)		(876)

Net Assets (100.0%)		94,535

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009 the value of these securities (in thousands) was, $1,628 representing 1.72% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $92,109 and the net unrealized appreciation of investments based on that cost was $3,302 which is comprised of $3,588 aggregate gross unrealized appreciation and $286 aggregate gross unrealized depreciation.

(f)	Foreign Bond

(h)	Forward foreign currency contract outstanding on September 30, 2009

Type		Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	EUR	5,632	10/09	$—	$(229)	$(229)
Sell	GBP	4,004	10/09	86	—	86
Sell	JPY	176,507	10/09	—	(95)	(95)

				$86	$(324)	$(238)

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

(j)	Swap agreements outstanding on September 30, 2009

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Bank of America	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	5/13	2,500	$(213)
Bank of America	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	7/13	1,725	(174)
Bank of America	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	5/10	2,500	(116)
Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	8/12	2,500	(145)
Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	6/14	1,000	(73)
Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	12/27	1,700	(143)
Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	8/17	2,000	(126)

Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	7/10	3,000	(96)
UBS	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	11/13	2,200	(65)

						$(1,151)

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

Description	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$—	$56,983	$—
Foreign Bonds	—	16,619	—
Municipal Bonds	—	2,596	—
Corporate Bonds	—	14,228	—
Structured Products	—	2,442	—
Short-Term Instruments	—	2,543	—
Liabilities:
Other Financial Instruments^	—	(1,389)	—

Total	$—	$94,022	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

High Yield Bond Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Preferred Stocks (0.1%)	Shares/ $ Par	Value $ (000’s)
Financials (0.1%)
Preferred Blocker, Inc., 7.00%, 12/31/11 144A	379	220

Total Preferred Stocks (Cost: $95)		220

Bonds (94.5%)
Aerospace/Defense (1.9%)
Alliant Techsystems, Inc., 6.75%, 4/1/16	905,000	873
Bombardier, Inc., 8.00%, 11/15/14 144A	584,000	599
(c) Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	1,377,000	881
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	860,000	525
L-3 Communications Corp., 6.375%, 10/15/15	1,250,000	1,262
L-3 Communications Corp., 7.625%, 6/15/12	580,000	588
Spirit AeroSystems, Inc., 7.50%, 10/1/17 144A	270,000	269
(n) TransDigm, Inc., 7.75%, 7/15/14 144A	475,000	461

Total		5,458

Autos/Vehicle Parts (3.2%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	2,350,000	1,622
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	1,495,000	1,435
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	575,000	534
Ford Motor Credit Co. LLC, 9.875%, 8/10/11	2,980,000	3,022
(d) General Motors Corp., 7.20%, 1/15/11	380,000	58
(d) General Motors Corp., 8.375%, 7/15/33	1,475,000	240
The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	1,020,000	1,107
TRW Automotive, Inc., 7.25%, 3/15/17 144A	680,000	598

Bonds (94.5%)	Shares/ $ Par	Value $ (000’s)
Autos/Vehicle Parts continued
(d) Visteon Corp., 8.25%, 8/1/10	993,000	243
(d) Visteon Corp., 12.25%, 12/31/16 144A	1,087,000	277

Total		9,136

Basic Materials (11.7%)
(d) Abitibi-Consolidated Co. of Canada, 15.50%, 7/15/10 144A	905,000	167
ArcelorMittal, 9.85%, 6/1/19	905,000	1,070
Arch Coal, Inc., 8.75%, 8/1/16 144A	745,000	767
Ashland, Inc., 9.125%, 6/1/17 144A	750,000	802
Ball Corp., 7.125%, 9/1/16	375,000	383
Ball Corp., 7.375%, 9/1/19	305,000	310
BWAY Corp., 10.00%, 4/15/14 144A	545,000	576
Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 11/15/13	507,000	512
Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	825,000	839
Domtar Corp., 10.75%, 6/1/17	655,000	734
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	2,370,000	2,625
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	1,375,000	1,463
Georgia-Pacific LLC, 7.00%, 1/15/15 144A	1,853,000	1,825
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	594,000	581
Georgia-Pacific LLC, 8.25%, 5/1/16 144A	850,000	882
Graham Packaging Co. LP/GPC Capital Corp. I, 9.875%, 10/15/14	455,000	468
Graphic Packaging International, Inc., 9.50%, 8/15/13	1,031,000	1,062
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	1,500,000	1,290

Bonds (94.5%)	Shares/ $ Par	Value $ (000’s)
Basic Materials continued
Huntsman International LLC, 5.50%, 6/30/16 144A	510,000	434
Huntsman International LLC, 7.375%, 1/1/15	755,000	685
Invista, 9.25%, 5/1/12 144A	875,000	875
The Mosaic Co., 7.625%, 12/1/16 144A	530,000	565
Nalco Co., 8.25%, 5/15/17 144A	815,000	856
NewPage Corp., 10.00%, 5/1/12	750,000	495
NewPage Corp., 11.375%, 12/31/14 144A	1,130,000	1,110
Norampac Industries, Inc., 6.75%, 6/1/13	625,000	603
Novelis, Inc., 7.25%, 2/15/15	2,098,000	1,815
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/16	905,000	919
Peabody Energy Corp., 7.375%, 11/1/16	185,000	187
Peabody Energy Corp., 7.875%, 11/1/26	1,095,000	1,051
(d) Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17	1,110,000	788
(d) Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	1,015,000	724
Steel Dynamics, Inc., 6.75%, 4/1/15	890,000	852
Teck Resources, Ltd., 9.75%, 5/15/14	1,360,000	1,496
Teck Resources, Ltd., 10.25%, 5/15/16	340,000	384
Teck Resources, Ltd., 10.75%, 5/15/19	1,020,000	1,186
Texas Industries, Inc., 7.25%, 7/15/13	470,000	451
Weyerhaeuser Co., 7.375%, 10/1/19	1,355,000	1,352

Total		33,184

Capital Goods (2.4%)
Case New Holland, Inc., 7.125%, 3/1/14	885,000	867
Case New Holland, Inc., 7.75%, 9/1/13 144A	450,000	448
Da-Lite Screen Co., Inc., 9.50%, 5/15/11	675,000	614
RSC Equipment Rental, Inc., 9.50%, 12/1/14	1,492,000	1,440

Bonds (94.5%)	Shares/ $ Par	Value $ (000’s)
Capital Goods continued
RSC Equipment Rental, Inc., 10.00%, 7/15/17 144A	950,000	1,021
SPX Corp., 7.625%, 12/15/14	820,000	826
Terex Corp., 8.00%, 11/15/17	735,000	675
United Rentals North America, Inc., 10.875%, 6/15/16 144A	905,000	968

Total		6,859

Consumer Products/Retailing (4.5%)
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12	1,105,000	1,141
Levi Strauss & Co., 8.875%, 4/1/16	1,275,000	1,291
Limited Brands, Inc., 8.50%, 6/15/19 144A	1,020,000	1,067
The Neiman Marcus Group, Inc., 10.375%, 10/15/15	1,630,000	1,394
QVC, Inc., 7.50%, 10/1/19 144A	2,035,000	2,037
Rite Aid Corp., 7.50%, 3/1/17	1,017,000	895
Rite Aid Corp., 9.375%, 12/15/15	540,000	439
Rite Aid Corp., 9.75%, 6/12/16 144A	340,000	367
Rite Aid Corp., 10.375%, 7/15/16	470,000	464
SUPERVALU, Inc., 7.50%, 11/15/14	1,120,000	1,126
SUPERVALU, Inc., 8.00%, 5/1/16	910,000	942
TRU 2005 Re Holding Co. I LLC, 10.75%, 7/15/17 144A	815,000	876
Visant Holding Corp., 10.25%, 12/1/13	70,000	72
Warnaco, Inc., 8.875%, 6/15/13	710,000	728

Total		12,839

Energy (12.3%)
Basic Energy Services, Inc., 7.125%, 4/15/16	785,000	616
Basic Energy Services, Inc., 11.625%, 8/1/14 144A	340,000	360
Chesapeake Energy Corp., 6.375%, 6/15/15	823,000	764
Chesapeake Energy Corp., 6.625%, 1/15/16	1,405,000	1,328
Chesapeake Energy Corp., 7.25%, 12/15/18	750,000	709
Chesapeake Energy Corp., 7.50%, 9/15/13	1,120,000	1,113

Bonds (94.5%)	Shares/ $ Par	Value $ (000’s)
Energy continued
Chesapeake Energy Corp., 7.625%, 7/15/13	605,000	601
Chesapeake Energy Corp., 9.50%, 2/15/15	680,000	716
Cimarex Energy Co., 7.125%, 5/1/17	1,015,000	944
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	405,000	403
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16 144A	905,000	957
Complete Production Services, Inc., 8.00%, 12/15/16	478,000	435
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	730,000	595
El Paso Corp., 7.00%, 6/15/17	1,125,000	1,103
El Paso Corp., 7.25%, 6/1/18	1,175,000	1,156
El Paso Corp., 7.75%, 1/15/32	1,095,000	1,003
El Paso Corp., 8.25%, 2/15/16	445,000	456
Forest Oil Corp., 7.25%, 6/15/19	1,100,000	1,029
Forest Oil Corp., 8.50%, 2/15/14 144A	445,000	448
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	1,090,000	1,090
Key Energy Services, Inc., 8.375%, 12/1/14	1,100,000	1,045
Linn Energy LLC, 9.875%, 7/1/18	705,000	716
Linn Energy LLC, 11.75%, 5/15/17 144A	815,000	878
Mariner Energy, Inc., 8.00%, 5/15/17	445,000	407
Mariner Energy, Inc., 11.75%, 6/30/16	680,000	733
Newfield Exploration Co., 6.625%, 9/1/14	190,000	187
Newfield Exploration Co., 6.625%, 4/15/16	1,045,000	1,024
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., 10.875%, 6/1/16 144A	340,000	350
OPTI Canada, Inc., 8.25%, 12/15/14	1,645,000	1,275
Petrohawk Energy Corp., 7.875%, 6/1/15	470,000	463
Petrohawk Energy Corp., 9.125%, 7/15/13	1,291,000	1,327
Petrohawk Energy Corp., 10.50%, 8/1/14 144A	360,000	387

Bonds (94.5%)	Shares/ $ Par	Value $ (000’s)
Energy continued
Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	528,000	480
Plains Exploration & Production Co., 7.00%, 3/15/17	680,000	648
Plains Exploration & Production Co., 7.625%, 6/1/18	470,000	461
Plains Exploration & Production Co., 7.75%, 6/15/15	495,000	491
Plains Exploration & Production Co., 8.625%, 10/15/19	745,000	754
Pride International, Inc., 8.50%, 6/15/19	905,000	996
Range Resources Corp., 6.375%, 3/15/15	1,119,000	1,088
Range Resources Corp., 7.25%, 5/1/18	150,000	147
Range Resources Corp., 7.50%, 5/15/16	235,000	235
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	470,000	452
SandRidge Energy, Inc., 9.875%, 5/15/16 144A	910,000	949
SESI LLC, 6.875%, 6/1/14	1,145,000	1,093
Southwestern Energy Co., 7.50%, 2/1/18	830,000	838
W&T Offshore, Inc., 8.25%, 6/15/14 144A	1,040,000	946
Whiting Petroleum Corp., 7.25%, 5/1/13	929,000	927

Total		35,123

Financials (5.5%)
Crum & Forster Holdings Corp., 7.75%, 5/1/17	772,000	710
E*TRADE Financial Corp., 0.00%, 8/31/19	1,525,000	2,579
E*TRADE Financial Corp., 7.875%, 12/1/15	1,320,000	1,162
General Motors Acceptance Corp., Inc., 6.875%, 9/15/11	680,000	640
General Motors Acceptance Corp., Inc., 6.875%, 8/28/12	905,000	825
General Motors Acceptance Corp., Inc., 7.25%, 3/2/11	2,375,000	2,282
General Motors Acceptance Corp., Inc., 8.00%, 11/1/31 144A	1,519,000	1,223
International Lease Finance Corp., 5.875%, 5/1/13	405,000	318
JPMorgan Chase & Co., 7.90%, 1/30/49	1,120,000	1,075

Bonds (94.5%)	Shares/ $ Par	Value $ (000’s)
Financials continued
LaBranche & Co., Inc., 11.00%, 5/15/12	561,000	541
SLM Corp., 4.50%, 7/26/10	1,810,000	1,759
SLM Corp., 8.45%, 6/15/18	905,000	722
Wells Fargo & Co., 7.98%, 3/29/49	560,000	510
Zions Bancorporation, 7.75%, 9/23/14	1,355,000	1,213

Total		15,559

Foods (3.5%)
Chiquita Brands International, 7.50%, 11/1/14	905,000	900
Constellation Brands, Inc., 7.25%, 9/1/16	1,070,000	1,065
Constellation Brands, Inc., 7.25%, 5/15/17	870,000	866
Constellation Brands, Inc., 8.375%, 12/15/14	455,000	474
Dole Food Co., 8.00%, 10/1/16 144A	675,000	678
Dole Food Co., 13.875%, 3/15/14 144A	615,000	721
(d) Pilgrim’s Pride Corp., 7.625%, 5/1/15	1,313,000	1,431
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	735,000	746
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	860,000	878
Smithfield Foods, Inc., 7.75%, 5/15/13	870,000	774
Smithfield Foods, Inc., 7.75%, 7/1/17	760,000	625
Smithfield Foods, Inc., 10.00%, 7/15/14 144A	815,000	856

Total		10,014

Gaming/Leisure/Lodging (9.2%)
AMC Entertainment, Inc., 8.75%, 6/1/19	910,000	940
AMC Entertainment, Inc., 11.00%, 2/1/16	678,000	722
Caesars Entertainment, Inc., 8.125%, 5/15/11	885,000	858
Cinemark USA, Inc., 8.625%, 6/15/19 144A	340,000	351
Corrections Corp. of America, 7.75%, 6/1/17	1,065,000	1,100
Felcor Lodging LP, 9.00%, 6/1/11	1,117,000	1,121
Felcor Lodging LP, 10.00%, 10/1/14 144A	675,000	653

Bonds (94.5%)	Shares/ $ Par	Value $ (000’s)
Gaming/Leisure/Lodging continued
Harrah’s Operating Co., Inc., 10.00%, 12/15/18 144A	1,858,000	1,477
Harrah’s Operating Co., Inc., 11.25%, 6/1/17 144A	1,015,000	1,025
Harrah’s Operating Escrow LLC/Harrah’s Escrow Corp., 11.25%, 6/1/17 144A	1,360,000	1,397
The Hertz Corp., 8.875%, 1/1/14	840,000	848
Host Hotels & Resorts LP, 7.125%, 11/1/13	2,345,000	2,316
Las Vegas Sands Corp., 6.375%, 2/15/15	1,845,000	1,651
Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 144A	1,375,000	498
MGM MIRAGE, Inc., 6.75%, 9/1/12	900,000	754
MGM MIRAGE, Inc., 7.50%, 6/1/16	1,800,000	1,395
MGM MIRAGE, Inc., 8.375%, 2/1/11	1,125,000	1,041
MGM MIRAGE, Inc., 10.375%, 5/15/14 144A	680,000	726
MGM MIRAGE, Inc., 11.125%, 11/15/17 144A	950,000	1,038
Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	1,095,000	742
Mohegan Tribal Gaming Authority, 8.00%, 4/1/12	375,000	318
Penn National Gaming, Inc., 8.75%, 8/15/19 144A	545,000	546
Pinnacle Entertainment, Inc., 8.625%, 8/1/17 144A	340,000	342
Seminole Hard Rock Entertainment, Inc., 2.799%, 3/15/14 144A	540,000	435
Speedway Motorsports, Inc., 8.75%, 6/1/16 144A	680,000	707
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	910,000	953
Universal City Florida Holding Co. I & II, 8.375%, 5/1/10	400,000	388
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	1,930,000	1,851

Total		26,193

Bonds (94.5%)	Shares/ $ Par	Value $ (000’s)
Health Care/Pharmaceuticals (8.1%)
Apria Healthcare Group, Inc., 12.375%, 11/1/14 144A	680,000	726
(c) Biomet, Inc., 10.375%, 10/15/17	1,459,500	1,551
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16 144A	850,000	882
CHS/Community Health Systems, Inc., 8.875%, 7/15/15	2,160,000	2,214
DaVita, Inc., 7.25%, 3/15/15	1,110,000	1,099
Elan Corp. PLC, 8.75%, 10/15/16 144A	470,000	463
FMC Finance III SA, 6.875%, 7/15/17	540,000	524
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	410,000	417
Fresenius US Finance II, Inc., 9.00%, 7/15/15 144A	445,000	485
HCA, Inc., 7.875%, 2/15/20 144A	680,000	682
HCA, Inc., 8.50%, 4/15/19 144A	680,000	711
HCA, Inc., 9.125%, 11/15/14	782,000	807
HCA, Inc., 9.25%, 11/15/16	2,524,000	2,609
(c) HCA, Inc., 9.625%, 11/15/16	1,339,000	1,393
HCA, Inc., 9.875%, 2/15/17 144A	135,000	143
Health Management Associates, Inc., 6.125%, 4/15/16	1,110,000	1,032
Inverness Medical Innovations, Inc., 7.875%, 2/1/16 144A	405,000	391
Senior Housing Properties Trust, 8.625%, 1/15/12	610,000	622
Service Corp. International, 6.75%, 4/1/15	280,000	274
Service Corp. International, 6.75%, 4/1/16	825,000	809
Service Corp. International, 7.375%, 10/1/14	175,000	176
Tenet Healthcare Corp., 7.375%, 2/1/13	720,000	713
Tenet Healthcare Corp., 8.875%, 7/1/19 144A	1,360,000	1,435
US Oncology, Inc., 9.125%, 8/15/17 144A	815,000	858

Bonds (94.5%)	Shares/ $ Par	Value $ (000’s)
Health Care/Pharmaceuticals continued
Valeant Pharmaceuticals International, 8.375%, 6/15/16 144A	410,000	416
Ventas Realty LP/Ventas Capital Corp., 6.50%, 6/1/16	1,775,000	1,722

Total		23,154

Media (8.6%)
(d) CCH I LLC/CCH I Capital Corp., 11.00%, 10/1/15	1,340,000	248
(d) CCH II LLC/CCH II Capital Corp., 10.25%, 9/15/10	1,680,000	1,885
CSC Holdings, Inc., 7.625%, 4/1/11	820,000	851
CSC Holdings, Inc., 7.875%, 2/15/18	1,740,000	1,775
CSC Holdings, Inc., 8.50%, 4/15/14 144A	280,000	294
CSC Holdings, Inc., 8.625%, 2/15/19 144A	445,000	470
(d) Dex Media West LLC/Dex Media West Finance Co., 8.50%, 8/15/10	680,000	581
(d) Dex Media West LLC/Dex Media West Finance Co., 9.875%, 8/15/13	1,355,000	244
DISH DBS Corp., 7.125%, 2/1/16	1,310,000	1,300
DISH DBS Corp., 7.75%, 5/31/15	1,095,000	1,117
DISH DBS Corp., 7.875%, 9/1/19 144A	1,585,000	1,601
Gannett Co., 8.75%, 11/15/14 144A	340,000	332
Gannett Co., 9.375%, 11/15/17 144A	505,000	491
Intelsat Corp., 9.25%, 8/15/14	755,000	774
Intelsat Jackson Holdings, Ltd., 11.25%, 6/15/16	740,000	792
Intelsat Subsidiary Holding Co., 8.875%, 1/15/15 144A	135,000	137
Intelsat, Ltd., 7.625%, 4/15/12	890,000	863
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17 144A	340,000	367
Kabel Deutschland GmbH, 10.625%, 7/1/14	1,215,000	1,279
Lamar Media Corp., 6.625%, 8/15/15	1,875,000	1,740

Bonds (94.5%)	Shares/ $ Par	Value $ (000’s)
Media continued
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	395,000	399
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19 144A	475,000	488
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	395,000	415
Nielsen Finance LLC/Nielsen Finance Co., 11.625%, 2/1/14	445,000	469
Quebecor Media, Inc., 7.75%, 3/15/16	1,100,000	1,089
(d) RH Donnelley, Inc., 11.75%, 5/15/15 144A	905,000	511
Sirius XM Radio, Inc., 9.75%, 9/1/15 144A	135,000	138
Univision Communications, Inc., 12.00%, 7/1/14 144A	610,000	656
Videotron Ltee, 6.375%, 12/15/15	340,000	325
Videotron Ltee, 6.875%, 1/15/14	838,000	830
Videotron Ltee, 9.125%, 4/15/18	185,000	200
Virgin Media Finance PLC, 9.50%, 8/15/16	1,200,000	1,263
XM Satellite Radio, Inc., 11.25%, 6/15/13 144A	545,000	569

Total		24,493

Real Estate (0.5%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.125%, 2/15/13	1,355,000	1,304

Total		1,304

Services (0.6%)
ARAMARK Corp., 8.50%, 2/1/15	905,000	913
WCA Waste Corp., 9.25%, 6/15/14	880,000	843

Total		1,756

Technology (3.3%)
First Data Corp., 9.875%, 9/24/15	1,285,000	1,187
Flextronics International, Ltd., 6.50%, 5/15/13	798,000	778
(c) Freescale Semiconductor, Inc., 9.125%, 12/15/14	878,326	606
Iron Mountain, Inc., 7.75%, 1/15/15	890,000	897
Iron Mountain, Inc., 8.00%, 6/15/20	1,440,000	1,447

Bonds (94.5%)	Shares/ $ Par	Value $ (000’s)
Technology continued
Iron Mountain, Inc., 8.375%, 8/15/21	565,000	582
STATS ChipPAC, Ltd., 6.75%, 11/15/11	662,000	664
STATS ChipPAC, Ltd., 7.50%, 7/19/10	675,000	681
Stream Global Services, Inc., 11.25%, 10/1/14 144A	205,000	197
Sungard Data Systems, Inc., 10.625%, 5/15/15 144A	800,000	848
SunGard Data Systems, Inc., 9.125%, 8/15/13	670,000	677
Unisys Corp., 12.75%, 10/15/14 144A	404,000	428
Unisys Corp., 14.25%, 9/15/15 144A	325,000	335

Total		9,327

Telecommunications (9.4%)
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 144A	905,000	937
(n) Cincinnati Bell, Inc., 8.25%, 10/15/17	1,220,000	1,202
Cricket Communications, Inc., 7.75%, 5/15/16 144A	1,360,000	1,380
Cricket Communications, Inc., 10.00%, 7/15/15	470,000	483
Crown Castle International Corp., 9.00%, 1/15/15	220,000	231
Frontier Communications Corp., 8.125%, 10/1/18	1,015,000	1,021
Frontier Communications Corp., 8.25%, 5/1/14	1,135,000	1,169
Frontier Communications Corp., 9.00%, 8/15/31	1,320,000	1,294
MetroPCS Wireless, Inc., 9.25%, 11/1/14	1,110,000	1,135
Nextel Communications, Inc., 6.875%, 10/31/13	890,000	826
Qwest Communications International, Inc., 8.00%, 10/1/15 144A	1,015,000	1,014
Qwest Corp., 6.50%, 6/1/17	1,035,000	973
Qwest Corp., 7.50%, 10/1/14	221,000	223
Qwest Corp., 7.625%, 6/15/15	750,000	759
Qwest Corp., 7.875%, 9/1/11	986,000	1,017
Qwest Corp., 8.375%, 5/1/16 144A	455,000	471
Rogers Communications, Inc., 8.00%, 12/15/12	1,220,000	1,254

Bonds (94.5%)	Shares/ $ Par	Value $ (000’s)
Telecommunications continued
SBA Telecommunications, Inc., 8.00%, 8/15/16 144A	680,000	695
SBA Telecommunications, Inc., 8.25%, 8/15/19 144A	475,000	489
Sprint Capital Corp., 6.90%, 5/1/19	1,635,000	1,463
Sprint Capital Corp., 8.375%, 3/15/12	1,200,000	1,239
Sprint Nextel Corp., 6.00%, 12/1/16	1,565,000	1,397
Sprint Nextel Corp., 8.375%, 8/15/17	1,355,000	1,348
Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	1,360,000	1,533
Windstream Corp., 7.00%, 3/15/19	680,000	636
Windstream Corp., 7.875%, 11/1/17 144A	270,000	269
Windstream Corp., 8.125%, 8/1/13	1,150,000	1,182
Windstream Corp., 8.625%, 8/1/16	1,220,000	1,247

Total		26,887

Transportation (1.8%)
Kansas City Southern de Mexico SAB de CV, 7.375%, 6/1/14	1,150,000	1,115
Kansas City Southern de Mexico SAB de CV, 7.625%, 12/1/13	470,000	456
Kansas City Southern de Mexico SAB de CV, 9.375%, 5/1/12	933,000	947
Stena AB, 7.50%, 11/1/13	2,675,000	2,481

Total		4,999

Utilities (8.0%)
The AES Corp., 7.75%, 10/15/15	1,495,000	1,502
The AES Corp., 8.00%, 10/15/17	825,000	830
The AES Corp., 8.00%, 6/1/20	755,000	749
Aquila, Inc., 7.95%, 2/1/11	78,000	82
Aquila, Inc., 11.875%, 7/1/12	755,000	872
CMS Energy Corp., 8.75%, 6/15/19	270,000	294
Dynegy Holdings, Inc., 7.50%, 6/1/15	1,300,000	1,203
Dynegy Holdings, Inc., 7.75%, 6/1/19	815,000	695

Bonds (94.5%)	Shares/ $ Par	Value $ (000’s)
Utilities continued
Dynegy Holdings, Inc., 8.375%, 5/1/16	1,465,000	1,370
Edison Mission Energy, 7.00%, 5/15/17	1,155,000	964
Edison Mission Energy, 7.20%, 5/15/19	1,846,000	1,495
Elwood Energy LLC, 8.159%, 7/5/26	990,286	872
Energy Future Holdings Corp., 10.875%, 11/1/17	1,100,000	831
Indiantown Cogeneration LP, 9.77%, 12/15/20	1,740,000	1,709
Mirant Americas Generation LLC, 8.50%, 10/1/21	2,265,000	1,971
NRG Energy, Inc., 7.25%, 2/1/14	925,000	909
NRG Energy, Inc., 7.375%, 2/1/16	665,000	643
NRG Energy, Inc., 7.375%, 1/15/17	816,000	790
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	948,000	848
NV Energy, Inc., 8.625%, 3/15/14	392,000	403
RRI Energy, Inc., 7.625%, 6/15/14	905,000	888
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	3,800,000	2,736

Total		22,656

Total Bonds (Cost: $262,766)		268,941

Short-Term Investments (5.1%)
Oil and Gas (1.5%)
Devon Energy Corp., 0.20%, 10/1/09	4,400,000	4,400

Total		4,400

Personal Credit Institutions (1.8%)
Bryant Park Funding LLC, 0.20%, 10/27/09	5,000,000	4,999

Total		4,999

Short Term Business Credit (1.8%)
Falcon Asset Securitization Co. LLC, 0.19%, 10/16/09	5,000,000	5,000

Total		5,000

Total Short-Term Investments (Cost: $14,399)		14,399

Common Stocks & Warrants (0.0%)	Shares/ $ Par	Value $ (000’s)
Information Technology (0.0%)
* Unisys Corp.	52,076	139
Total Common Stocks & Warrants (Cost: $94)		139

Total Investments (99.7%) (Cost: $277,354)(a)		283,699

Other Assets, Less Liabilities (0.3%)		764

Net Assets (100.0%)		284,463

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009 the value of these securities (in thousands) was, $64,528 representing 22.68% of the net assets.

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $277,354 and the net unrealized appreciation of investments based on that cost was $6,345 which is comprised of $18,114 aggregate gross unrealized appreciation and $11,769 aggregate gross unrealized depreciation.

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(n)	At September 30, 2009 portfolio securities with an aggregate value of $1,663 (in thousands) were valued with reference to securities whose values are more readily available.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

Description	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$139	$—	$—
Preferred Stocks	220	—	—
Corporate Bonds	—	268,941	—
Short-Term Instruments	—	14,399	—
Other Financial Instruments^	—	—	—

Total	$359	$283,340	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2009, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Multi-Sector Bond Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Corporate Bonds (72.0%)	Shares/ $ Par	Value $ (000’s)
Aerospace/Defense (0.1%)
American Airlines Pass Through Trust 2009-1A, 10.375%, 7/2/19	100,000	109
Northwest Airlines, Inc., 7.626%, 4/1/10	30,686	30
United Air Lines Pass-Through Certificates, 7.73%, 7/1/10	10,551	10

Total		149

Banking (17.7%)
(b) American Express Bank FSB, 0.324%, 7/13/10	250,000	245
Bank of America Corp., 0.669%, 6/22/12	900,000	908
(b) Bank of America Corp., 5.75%, 12/1/17	700,000	699
(b) Bank of America Corp., 7.375%, 5/15/14	1,000,000	1,113
(b) Barclays Bank PLC, 5.20%, 7/10/14	1,300,000	1,373
(b) Barclays Bank PLC, 5.45%, 9/12/12	250,000	269
(b) Barclays Bank PLC, 10.179%, 6/12/21 144A	560,000	736
(b) The Bear Stearns LLC, 0.549%, 5/18/10	100,000	100
(b) The Bear Stearns LLC, 6.40%, 10/2/17	425,000	462
(b) The Bear Stearns LLC, 7.25%, 2/1/18	200,000	228
(b) Citigroup Capital XXI, 8.30%, 12/21/57	1,200,000	1,067
(b) Citigroup Funding, Inc., 1.518%, 5/7/10	200,000	200
(b) Citigroup, Inc., 0.313%, 12/28/09	1,100,000	1,098
(b) Credit Suisse/New York NY, 5.00%, 5/15/13	300,000	318
(b) The Goldman Sachs Group, Inc., 0.583%, 6/28/10	1,000,000	1,002
(b) The Goldman Sachs Group, Inc., 6.15%, 4/1/18	200,000	210
(b) The Goldman Sachs Group, Inc., 6.75%, 10/1/37	450,000	464
(b) HSBC Holdings PLC, 6.50%, 5/2/36	760,000	823
(b) ING Bank NV, 2.625%, 2/9/12 144A	900,000	915

Corporate Bonds (72.0%)	Shares/ $ Par	Value $ (000’s)
Banking continued
(b) JPMorgan Chase & Co., 4.65%, 6/1/14	700,000	730
(b) JPMorgan Chase Bank NA, 0.63%, 6/13/16	1,500,000	1,395
(d) Lehman Brothers Holdings, Inc., 0.00%, 11/10/09	200,000	34
(d) Lehman Brothers Holdings, Inc., 0.00%, 5/25/10	200,000	34
(d) Lehman Brothers Holdings, Inc., 6.00%, 7/19/12	300,000	51
(d) Lehman Brothers Holdings, Inc., 6.20%, 9/26/14	100,000	17
(b) Lloyds Banking Group PLC, 5.92%, 10/1/45 144A	660,000	376
(b) Merrill Lynch & Co., 6.875%, 4/25/18	800,000	841
(b) Morgan Stanley, 2.55%, 5/14/10	100,000	101
(b) Morgan Stanley, 5.75%, 8/31/12	100,000	107
(b) Morgan Stanley, 5.95%, 12/28/17	200,000	204
(b) Morgan Stanley, 6.00%, 4/28/15	500,000	529
(b) Rabobank Nederland NV, 11.00%, 6/30/19 144A	200,000	245
(b) Regions Financial Corp., 0.453%, 6/26/12	1,300,000	1,115
(b) Royal Bank of Scotland Group PLC, 2.625%, 5/11/12 144A	1,400,000	1,421
(b) RSHB Capital SA for OJSC Russian Agricultural Bank, 7.75%, 5/29/18	100,000	103
(b) Santander Perpetual SA Unipersonal, 6.671%, 10/24/49 144A	300,000	264
(b) Societe Financement de l’Economie Francaise, 3.375%, 5/5/14 144A	300,000	308
(b) UBS AG/Stamford Branch, 1.392%, 5/5/10	100,000	100
(b) UBS AG/Stamford Branch, 5.75%, 4/25/18	300,000	305

Corporate Bonds (72.0%)	Shares/ $ Par	Value $ (000’s)
Banking continued
(b) UBS AG/Stamford Branch, 5.875%, 12/20/17	100,000	102
(b) Wachovia Bank NA, 0.863%, 11/3/14	500,000	455
(b) Wachovia Bank NA, 1.35%, 5/14/10	900,000	905
(b) Wachovia Corp., 5.50%, 5/1/13	100,000	107
(b) Wells Fargo & Co., 4.375%, 1/31/13	400,000	413
(b) Wells Fargo & Co., 5.25%, 10/23/12	410,000	437
(b) Wells Fargo Capital XIII, 7.70%, 12/29/49	200,000	176

Total		23,105

Basic Materials (1.0%)
Berry Plastics Holding Corp., 8.875%, 9/15/14	100,000	95
C8 Capital SPV, Ltd., 6.64%, 12/31/14	1,000,000	781
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	400,000	391

Total		1,267

Cable/Media/Broadcasting/Satellite (0.8%)
(d) Charter Communications Operating LLC/Charter Communications Operating Capital, 10.00%, 4/30/12 144A	125,000	127
(d) Charter Communications Operating LLC/Charter Communications Operating Capital, 10.375%, 4/30/14 144A	125,000	127
CSC Holdings, Inc., 7.625%, 4/1/11	150,000	156
(d) Dex Media West LLC/Dex Media West Finance Co., 8.50%, 8/15/10	75,000	64
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375%, 3/15/13	100,000	103

Corporate Bonds (72.0%)	Shares/ $ Par	Value $ (000’s)
Cable/Media/Broadcasting/Satellite continued
DISH DBS Corp., 7.125%, 2/1/16	325,000	323
Quebecor Media, Inc., 7.75%, 3/15/16	125,000	124

Total		1,024

Consumer Products/Retailing (0.8%)
Altria Group, Inc., 9.25%, 8/6/19	900,000	1,100

Total		1,100

Electric Utilities (0.9%)
Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19 144A	200,000	216
Dominion Resources, Inc., 1.343%, 6/17/10	600,000	604
Duke Energy Corp., 6.30%, 2/1/14	100,000	111
Enel Finance International SA, 5.70%, 1/15/13 144A	100,000	107
Nevada Power Co., 6.75%, 7/1/37	50,000	55
RRI Energy, Inc., 6.75%, 12/15/14	54,000	55
Sierra Pacific Power Co., 6.75%, 7/1/37	75,000	83

Total		1,231

Electronics (0.1%)
Celestica, Inc., 7.875%, 7/1/11	150,000	153

Total		153

Gaming/Lodging/Leisure (0.1%)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	95,000	92

Total		92

Gas Pipelines (2.5%)
El Paso Corp., 7.00%, 6/15/17	325,000	319
Florida Gas Transmission Co. LLC, 7.90%, 5/15/19 144A	100,000	119
Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	200,000	208
Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	1,300,000	1,313
NGPL Pipeco LLC, 6.514%, 12/15/12 144A	1,000,000	1,097
(d) SemGroup LP, 8.75%, 11/15/15 144A	500,000	33

Corporate Bonds (72.0%)	Shares/ $ Par	Value $ (000’s)
Gas Pipelines continued
The Williams Companies, Inc., 7.625%, 7/15/19	125,000	135

Total		3,224

Health Care/Pharmaceuticals (2.6%)
(b) Amgen, Inc., 5.70%, 2/1/19	1,000,000	1,099
(c)(b) Biomet, Inc., 10.375%, 10/15/17	200,000	213
(b) Biomet, Inc., 11.625%, 10/15/17	448,000	488
(b) CHS/Community Health Systems, Inc., 8.875%, 7/15/15	325,000	333
(b) HCA, Inc., 8.50%, 4/15/19 144A	300,000	314
(b) HCA, Inc., 9.25%, 11/15/16	660,000	682
(b) Roche Holdings, Inc., 2.393%, 2/25/11 144A	200,000	205

Total		3,334

Independent Finance (6.6%)
American Express Credit Corp., 0.404%, 10/4/10	1,000,000	987
American Honda Finance Corp., 0.872%, 2/5/10 144A	200,000	200
Caterpillar Financial Services Corp., 1.033%, 6/24/11	900,000	906
Ford Motor Credit Co., 7.375%, 10/28/09	300,000	300
Ford Motor Credit Co. LLC, 3.26%, 1/13/12	200,000	180
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	200,000	194
Ford Motor Credit Co. LLC, 7.375%, 2/1/11	100,000	100
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	200,000	192
Ford Motor Credit Co. LLC, 7.80%, 6/1/12	700,000	677
Ford Motor Credit Co. LLC, 8.70%, 10/1/14	500,000	490
Ford Motor Credit Co. LLC, 9.875%, 8/10/11	100,000	101
General Electric Capital Corp., 0.474%, 10/6/15	1,300,000	1,112
General Electric Capital Corp., 5.45%, 1/15/13	650,000	685
General Motors Acceptance Corp. LLC, 6.00%, 12/15/11	20,000	18
General Motors Acceptance Corp. LLC, 6.625%, 5/15/12	100,000	91

Corporate Bonds (72.0%)	Shares/ $ Par	Value $ (000’s)
Independent Finance continued
General Motors Acceptance Corp. LLC, 6.875%, 9/15/11	200,000	188
General Motors Acceptance Corp. LLC, 6.875%, 8/28/12	100,000	91
General Motors Acceptance Corp. LLC, 7.00%, 2/1/12	700,000	645
General Motors Acceptance Corp. LLC, 7.25%, 3/2/11	100,000	96
General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	200,000	200
International Lease Finance Corp., 4.95%, 2/1/11	200,000	183
John Deere Capital Corp., 1.052%, 6/10/11	900,000	906

Total		8,542

Information/Data Technology (1.0%)
Oracle Corp., 5.00%, 1/15/11	1,300,000	1,360

Total		1,360

Life Insurance (0.4%)
Genworth Global Funding Trusts, 0.699%, 4/15/14	300,000	236
Hartford Life Global Funding Trusts, 0.479%, 6/16/14	300,000	223

Total		459

Metals/Mining (0.2%)
BHP Billiton Finance (USA), Ltd., 5.50%, 4/1/14	100,000	111
CSN Islands XI Corp., 6.875%, 9/21/19 144A	200,000	201

Total		312

Oil & Gas Field Machine and Services (0.2%)
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	100,000	99
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16 144A	100,000	106

Total		205

Oil and Gas (10.1%)
(k) AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 5/20/16	150,000	144
(k) Cenovus Energy, Inc., 4.50%, 9/15/14 144A	600,000	613

Corporate Bonds (72.0%)	Shares/ $ Par	Value $ (000’s)
Oil and Gas continued
(k) Chesapeake Energy Corp., 6.875%, 1/15/16	300,000	284
(k) Diamond Offshore Drilling, Inc., 5.875%, 5/1/19	200,000	215
(k) Ecopetrol SA, 7.625%, 7/23/19 144A	420,000	458
(k) EnCana Corp., 6.50%, 5/15/19	100,000	111
(k) Gazprom OAO, 5.625%, 7/22/13	125,871	127
(k) Gazprom OAO, 8.625%, 4/28/34	2,100,000	2,293
(k) Gazprom OAO, 9.625%, 3/1/13	250,000	279
(k) Marathon Oil Corp., 6.00%, 10/1/17	1,000,000	1,051
(k) Pemex Project Funding Master Trust, 5.75%, 3/1/18	1,440,000	1,424
(k) Petrobras Internationl Finance Co., 5.875%, 3/1/18	2,000,000	2,075
(k) Petrobras Internationl Finance Co., 7.875%, 3/15/19	230,000	265
(k) Petroleos Mexicanos, 4.875%, 3/15/15 144A	1,490,000	1,481
(k) Petroleos Mexicanos, 8.00%, 5/3/19	1,100,000	1,256
(k) SandRidge Energy, Inc., 8.625%, 4/1/15	450,000	446
(k) TransCapitalInvest, Ltd. for OJSC AK Transneft, 6.103%, 6/27/12 144A	200,000	205
(k) Valero Energy Corp., 6.125%, 6/15/17	205,000	212
(k) Valero Energy Corp., 6.875%, 4/15/12	50,000	54
(k) XTO Energy, Inc., 7.50%, 4/15/12	100,000	111

Total		13,104

Other Finance (1.8%)
National Rural Utilities Cooperative Finance Corp., 1.372%, 7/1/10	600,000	602
SLM Corp., 0.499%, 3/15/11	200,000	180
SLM Corp., 0.664%, 7/26/10	100,000	95
SLM Corp., 0.734%, 10/25/11	1,700,000	1,425
Teco Finance, Inc., 6.75%, 5/1/15	100,000	108

Total		2,410

Corporate Bonds (72.0%)	Shares/ $ Par	Value $ (000’s)
Paper and Forest Products (0.7%)
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/19 144A	800,000	881
Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14	75,000	55

Total		936

Property and Casualty Insurance (1.3%)
American International Group, Inc., 0.62%, 10/18/11	200,000	176
American International Group, Inc., 5.05%, 10/1/15	200,000	148
American International Group, Inc., 5.60%, 10/18/16	100,000	73
American International Group, Inc., 5.85%, 1/16/18	1,200,000	869
American International Group, Inc., 8.25%, 8/15/18	100,000	85
Metropolitan Life Global Funding I, 0.549%, 3/15/12 144A	300,000	286

Total		1,637

Real Estate Investment Trusts (0.1%)
Ventas Realty LP/Ventas Capital Corp., 6.75%, 4/1/17	150,000	147

Total		147

Retail: Food/Drug (0.3%)
American Stores Co., 7.10%, 3/20/28	100,000	75
New Albertson’s, Inc., 7.45%, 8/1/29	125,000	108
Tesco PLC, 5.50%, 11/15/17 144A	150,000	156

Total		339

Services (0.2%)
Allied Waste North America, Inc., 7.25%, 3/15/15	50,000	52
ARAMARK Corp., 3.983%, 2/1/15	250,000	217

Total		269

Technology (0.2%)
First Data Corp., 9.875%, 9/24/15	175,000	162
SunGard Data Systems, Inc., 9.125%, 8/15/13	150,000	151

Total		313

Telecommunications (2.2%)
(b) AT&T, Inc., 6.70%, 11/15/13	1,000,000	1,133

Corporate Bonds (72.0%)	Shares/ $ Par	Value $ (000’s)
Telecommunications continued
(b) France Telecom SA, 7.75%, 3/1/11	300,000	325
(b) Frontier Communications Corp., 7.125%, 3/15/19	125,000	118
(d) Hawaiian Telcom Communications, Inc., 9.75%, 5/1/13	100,000	1
(b) Qwest Communications International, Inc., 7.50%, 2/15/14	150,000	148
(b) Qwest Corp., 7.25%, 9/15/25	500,000	431
(b) Qwest Corp., 8.875%, 3/15/12	75,000	79
(b) Sprint Nextel Corp., 0.683%, 6/28/10	100,000	97
(b) Sprint Nextel Corp., 6.00%, 12/1/16	450,000	402
(b) Windstream Corp., 7.875%, 11/1/17 144A	100,000	99

Total		2,833

Tobacco (0.0%)
Reynolds American, Inc., 6.75%, 6/15/17	50,000	52

Total		52

Utilities (0.9%)
The AES Corp., 8.00%, 10/15/17	100,000	101
The AES Corp., 8.00%, 6/1/20	300,000	298
Energy Future Holdings Corp., 10.875%, 11/1/17	425,000	321
Nalco Co., 7.75%, 11/15/11	6,000	6
Nalco Co., 8.875%, 11/15/13	20,000	20
NRG Energy, Inc., 7.375%, 1/15/17	430,000	416

Total		1,162

Vehicle Parts (0.2%)
ArvinMeritor, Inc., 8.125%, 9/15/15	65,000	56
ArvinMeritor, Inc., 8.75%, 3/1/12	65,000	63
(d) Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	150,000	78
Tenneco, 8.625%, 11/15/14	100,000	94

Total		291

Yankee Sovereign (19.0%)
Brazilian Government International Bond, 5.875%, 1/15/19	800,000	860

Corporate Bonds (72.0%)	Shares/ $ Par	Value $ (000’s)
Yankee Sovereign continued
Brazilian Government International Bond, 6.00%, 1/17/17	1,000,000	1,082
Brazilian Government International Bond, 8.25%, 1/20/34	200,000	264
Brazilian Government International Bond, 8.875%, 10/14/19	900,000	1,168
Brazilian Government International Bond, 8.875%, 4/15/24	500,000	662
Brazilian Government International Bond, 11.00%, 8/17/40	1,200,000	1,614
Colombia Government International Bond, 7.375%, 1/27/17	1,500,000	1,719
Indonesia Government International Bond, 6.75%, 3/10/14	500,000	533
Indonesia Government International Bond, 6.875%, 3/9/17	900,000	960
Indonesia Government International Bond, 6.875%, 1/17/18	100,000	108
Indonesia Government International Bond, 11.625%, 3/4/19 144A	900,000	1,267
Mexico Government International Bond, 6.75%, 9/27/34	200,000	220
Mexico Government International Bond, 8.30%, 8/15/31	300,000	384
Panama Government International Bond, 7.25%, 3/15/15	1,100,000	1,257
Peruvian Government International Bond, 7.35%, 7/21/25	800,000	934
Philippine Government International Bond, 7.75%, 1/14/31	1,300,000	1,477
Philippine Government International Bond, 8.375%, 6/17/19	300,000	365
Poland Government International Bond, 6.375%, 7/15/19	390,000	438
Russian Government International Bond, 7.50%, 3/31/30	4,700,000	5,102
South Africa Government International Bond, 6.875%, 5/27/19	1,100,000	1,227

Corporate Bonds (72.0%)	Shares/ $ Par	Value $ (000’s)
Yankee Sovereign continued
(k) United Mexican States, 5.95%, 3/19/19	2,900,000	3,045

Total		24,686

Total Corporate Bonds (Cost: $92,170)		93,736

Foreign Bonds (4.9%)
Cable/Media/Broadcasting/Satellite (0.1%)
UnityMedia Hessen GmbH & Co. KG, 3.778%, 4/15/13	75,000	104

Total		104

Governments (3.7%)
Banque Centrale de Tunisie, 6.25%, 2/20/13	300,000	470
Brazilian Government International Bond, 12.50%, 1/5/22	1,650,000	1,024
United Kingdom Gilt, 4.50%, 12/7/42	200,000	343
Uruguay Government International Bond, 6.875%, 1/19/16	2,000,000	2,971

Total		4,808

Independent Finance (1.0%)
General Electric Capital Corp., 4.625%, 9/15/66	980,000	1,097
Punch Taverns Finance PLC, 6.468%, 4/15/33	200,000	200

Total		1,297

Property and Casualty Insurance (0.1%)
American International Group, Inc., 1.077%, 4/26/11	100,000	127
American International Group, Inc., 8.625%, 5/22/38	100,000	87

Total		214

Total Foreign Bonds (Cost: $6,828)		6,423

Governments (6.6%)
Governments (6.6%)
(k) Federal Home Loan Mortgage Corp., 0.343%, 2/1/11	429,000	429
Federal Home Loan Mortgage Corp., 0.389%, 5/4/11	600,000	600

Governments (6.6%)	Shares/ $ Par	Value $ (000’s)
Governments continued
Federal Home Loan Mortgage Corp., 0.402%, 8/5/11	500,000	500
Federal National Mortgage Association, 6.625%, 11/15/30	4,700,000	6,066
US Treasury, 4.25%, 5/15/39	100,000	103
US Treasury, 4.50%, 8/15/39	800,000	863

Total Governments (Cost: $8,279)		8,561

Municipal Bonds (1.0%)
Municipal Bonds (1.0%)
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100,000	96
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	100,000	81
Clovis Unified School District of California, Series 2001-B, 0.00%, 8/1/20 GO, NATL-RE FGIC	100,000	63
Golden State Tobacco Securitization Corp., Series 2007-A2, 0.00%, 6/1/37 RB	100,000	66
Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100,000	83
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	329
Los Angeles Unified School District, Series 2007-A1, 4.50%, 7/1/23 GO, FSA	100,000	103
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	200,000	224
Northern Tobacco Securitization Corp., Series 2006-A, 5.00%, 6/1/46 RB	200,000	141

Municipal Bonds (1.0%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds continued
Tobacco Securitization Authority of Southern California, Series A1, 5.00%, 6/1/37 RB	100,000	81

Total Municipal Bonds (Cost: $1,293)		1,267

Structured Products (21.2%)
Structured Products (21.2%)
American Home Mortgage Assets, Series 2006-4, Class 1A12, 0.456%, 10/25/46	70,517	32
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 5.66%, 9/25/45	22,144	14
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.837%, 6/10/49	100,000	82
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.935%, 2/10/51	100,000	89
Banc of America Funding Corp., Series 2005-H, Class 5A1, 5.321%, 11/20/35	607,009	430
Bank of America Credit Card Trust, Series 2007-A12, Class A12, 0.443%, 1/15/13	1,000,000	996
Bear Sterns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 5.44%, 5/25/47	80,040	52
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 22AA, 5.985%, 9/25/37	82,326	51
Commercial Mortgage Pass-Through Certificates, Series 2001-JF1A, Class A2F, 0.741%, 2/16/34 144A	755,392	663
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4, 5.306%, 12/10/46	100,000	87
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 0.441%, 12/20/46	110,631	54

Structured Products (21.2%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 0.456%, 7/20/46	48,938	21
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.576%, 11/20/35	25,748	14
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1, 1.901%, 12/25/35	29,721	16
Encore Credit Receivables Trust, Series 2005-3, Class 2A2, 0.516%, 10/25/35	51,266	49
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.473%, 2/15/19	620,508	616
(n) Federal National Mortgage Association, Series 2007-114, Class A6, 0.446%, 10/27/37	300,000	284
Federal National Mortgage Association, Series 2003-W6, Class F, 0.596%, 9/25/42	91,487	85
Federal National Mortgage Association, 5.50%, 12/1/38	1,240,168	1,299
Federal National Mortgage Association, 6.00%, 8/1/38	2,715,660	2,869
Federal National Mortgage Association, 6.00%, 9/1/38	1,433,302	1,514
Federal National Mortgage Association TBA, 5.00%, 11/1/39	8,700,000	8,953
Federal National Mortgage Association TBA, 5.50%, 10/1/39	4,300,000	4,497
Federal National Mortgage Association TBA, 6.00%, 11/1/39	100,000	105
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 5.167%, 1/25/36	16,335	12
Indymac Indx Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 0.486%, 7/25/35	8,177	4

Structured Products (21.2%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.336%, 5/15/47	100,000	86
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4, 5.794%, 2/12/51	100,000	87
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.937%, 2/12/49	100,000	86
JPMorgan Reremic, Series 2009-10, Class 4A1, 0.781%, 3/26/37 144A	981,378	746
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%, 2/15/40	84,000	68
Lehman XS Trust, Series 2006-8, Class 3A1A, 0.366%, 6/25/36	399,363	339
Long Beach Mortgage Loan Trust, Series 2006-11, Class 2A1, 0.306%, 12/25/36	14,121	11
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.454%, 4/25/38	806,326	810
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	1,200,000	1,074
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4, 5.809%, 12/12/49	100,000	86
Nelnet Student Loan Trust, Series 2006-1, Class A2, 0.417%, 2/23/16	218,410	218
SLM Student Loan Trust, Series 2008-9, Class A, 2.004%, 4/25/23	967,032	1,004
Structured Asset Securities Corp., Series 2006-GEL4, Class A1, 0.366%, 10/25/36 144A	68,763	60
WaMu Mortgage Pass-Through Certificates, Series 2007-0A1, Class A1A, 1.751%, 2/25/47	52,316	27

Structured Products (21.2%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1, 5.392%, 2/25/37	56,968	37
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6, 5.592%, 7/25/36	17,515	13

Total Structured Products (Cost: $27,683)		27,640

Short-Term Investments (0.2%)
Government (0.2%)
US Treasury Bill, 0.255%, 2/25/10	193,000	193

Total		193

Total Short-Term Investments (Cost: $193)		193

Total Investments (105.9%) (Cost: $136,446)(a)		137,820

Other Assets, Less Liabilities (-5.9%)		(7,628)

Net Assets (100.0%)		130,192

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009 the value of these securities (in thousands) was, $15,736 representing 12.10% of the net assets.

GO — General Obligation

RB — Revenue Bond

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance

NATL-RE — National Public Finance Guarantee Corp.

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $136,446 and the net unrealized appreciation of investments based on that cost was $1,374 which is comprised of $5,369 aggregate gross unrealized appreciation and $3,995 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Future (Long) (Total Notional Value at September 30, 2009, $88,443)	361	12/10	$223
Euro Bund Future (Long) (Total Notional Value at September 30, 2009, $3,306)	19	12/09	14
US Ten Year Treasury Note (Long) (Total Notional Value at September 30, 2009, $2,782)	24	12/09	58

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(h)	Forward foreign currency contract outstanding on September 30, 2009

Type		Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	BRL	581	2/10	$8		—	$8
Buy	CNY	15,322	6/10	—		(10)	(10)
Sell	EUR	3,000	10/09	—		(130)	(130)
Sell	GBP	244	10/09	17		—	17
Buy	KRW	1,436,919	11/09	92		—	92
Buy	MXN	296	11/09	—	(m)	—	— (m)
Sell	MXN	155	11/09	—	(m)	—	— (m)
Buy	ZAR	1,377	11/09	13		—	13

				$130		$(140)	$(10)

BRL - Brazilian Real

CNY - China Yuan Renminbi

EUR - Euro

GBP - British Pound

KRW - South Korean Won

MXN - Mexican New Peso

ZAR - South African Rand

(i)	Written options outstanding on September 30, 2009

Options on Exchange Traded Futures Contracts

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call — CBOT US Ten Year Treasury Note	$119.000	12/09	7	$(7)
Put — CBOT US Ten Year Treasury Note	$115.000	12/09	14	$(5)

(Premiums Received $15)				$(12)

Interest Rate Swaptions

Description	Counter Party	Floating Index Rate	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Value (000’s)
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland	3-Month USD -LIBOR	Receive	3.00%	11/09	2,000	$(6)
Put - OTC 5-Year Interest Rate Swap	BNP Paribus	3-Month USD -LIBOR	Receive	3.42%	11/09	2,000	(3)

(Premiums Received $55)							$(9)

(j)	Swap agreements outstanding on September 30, 2009

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
BNP Paribas	6 Month GBP-LIBOR	Pay	4.00%	3/15 GBP	4,000	$181
JPMorgan Chase	Brazil Cetip Interbank Deposit	Pay	11.14%	1/12 BRL	6,000	(3)
JPMorgan Chase	28 Day Mexico Interbank TIIE Banxico	Pay	8.95%	2/19 MXN	2,900	12
JPMorgan Chase	28 Day Mexico Interbank TIIE Banxico	Pay	7.78%	4/19 MXN	12,000	(33)
Morgan Stanley Capital Services, Inc.	28 Day Mexico Interbank TIIE Banxico	Pay	8.17%	11/16 MXN	2,800	6

						$163

Credit Default Swaps
CounterParty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Morgan Stanley Capital Services, Inc.	Philippine Government International Bond, 10.625%, 3/16/25	Sell	2.44%	9/17 USD	100	$3
Morgan Stanley Capital Services, Inc.	Dow Jones CDX NA High Yield Index, Series 9	Sell	3.75%	12/12 USD	4,300	(81)
UBS AG	American International Group, Inc., 6.25%, 5/1/36	Sell	5.00%	9/14 USD	100	4
UBS AG	American International Group, Inc., 6.25%, 5/1/36	Sell	5.00%	9/12 USD	300	13

						$(61)

(k)	Cash or securities with an aggregate value of $16,578 (in thousands) have been pledged as collateral for swap contracts outstanding, short sales or written options on September 30, 2009.

(n)	At September 30, 2009 portfolio securities with an aggregate value of $284 (in thousands) were valued in reference to securities whose values are more readily available.

(o)	Short sales outstanding on September 30, 2009

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	5.50%	10/39	$4,300	$4,470	$4,498
Federal National Mortgage Association TBA	5.50%	11/39	700	729	730
Federal National Mortgage Association TBA	6.00%	10/39	5,000	5,258	5,275
Federal National Mortgage Association TBA	6.50%	11/39	700	745	746

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

Description	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$—	$8,561	$—
Foreign Bonds	—	31,109	—
Municipal Bonds	—	1,267	—
Corporate Bonds	—	69,050	—
Structured Products	—	27,640	—
Short-Term Instruments	—	193	—
Liabilities:
Other Financial Instruments^	(12)	(10,871)	—

Total	$(12)	$126,949	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Domestic Common Stocks and Warrants (33.2%)	Shares/ $ Par	Value $ (000’s)

Large Cap Common Stocks (20.9%)

Consumer Discretionary (1.7%)

Abercrombie & Fitch Co. - Class A	66,200	2,177
* Amazon.com, Inc.	28,000	2,614
Coach, Inc.	36,400	1,198
Comcast Corp.-Class A	144,700	2,444
Johnson Controls, Inc.	125,100	3,198
* Kohl’s Corp.	106,000	6,047
Lowe’s Cos., Inc.	138,600	2,902
McDonald’s Corp.	57,800	3,299
NIKE, Inc.-Class B	78,600	5,085
Omnicom Group, Inc.	97,300	3,594
Staples, Inc.	19,700	457
Starwood Hotels & Resorts Worldwide, Inc.	49,100	1,622
Target Corp.	78,700	3,674

Total		38,311

Consumer Staples (3.3%)

Avon Products, Inc.	70,600	2,398
The Coca-Cola Co.	83,000	4,457
Costco Wholesale Corp.	57,200	3,229
CVS Caremark Corp.	250,500	8,953
* Energizer Holdings, Inc.	43,900	2,912
General Mills, Inc.	55,600	3,579
H.J. Heinz Co.	85,200	3,387
* Hansen Natural Corp.	41,700	1,532
The Kroger Co.	162,800	3,360
PepsiCo, Inc.	165,600	9,714
Philip Morris International, Inc.	183,600	8,949
The Procter & Gamble Co.	160,400	9,290
Wal-Mart Stores, Inc.	191,700	9,411

Total		71,171

Energy (1.2%)

Exxon Mobil Corp.	57,600	3,952
Halliburton Co.	94,600	2,566
Hess Corp.	43,400	2,320
Occidental Petroleum Corp.	36,700	2,877
Schlumberger, Ltd.	71,700	4,274
* Southwestern Energy Co.	120,200	5,130
* Transocean, Ltd.	27,700	2,369
* Weatherford International, Ltd.	118,200	2,450

Total		25,938

Financials (1.0%)

American Express Co.	61,000	2,068
Bank of America Corp.	180,500	3,054
CME Group, Inc.-Class A	6,900	2,127

Domestic Common Stocks and Warrants (33.2%)	Shares/ $ Par	Value $ (000’s)
Financials continued
The Goldman Sachs Group, Inc.	30,200	5,567
Morgan Stanley	16,200	500
Prudential Financial, Inc.	32,000	1,597
State Street Corp.	94,200	4,955
T. Rowe Price Group, Inc.	53,900	2,463

Total		22,331

Health Care (3.8%)

Abbott Laboratories	116,300	5,753
Allergan, Inc.	72,400	4,109
* Amgen, Inc.	87,100	5,246
Baxter International, Inc.	135,300	7,714
* Celgene Corp.	185,500	10,370
* Express Scripts, Inc.	160,600	12,459
* Gilead Sciences, Inc.	141,100	6,573
Johnson & Johnson	102,300	6,229
* Medco Health Solutions, Inc.	110,500	6,112
Schering-Plough Corp.	177,100	5,003
* St. Jude Medical, Inc.	69,800	2,723
Teva Pharmaceutical Industries, Ltd., ADR	75,000	3,792
* Thermo Fisher Scientific, Inc.	92,200	4,026
UnitedHealth Group, Inc.	89,300	2,236

Total		82,345

Industrials (1.9%)

Danaher Corp.	68,700	4,625
Deere & Co.	80,000	3,434
FedEx Corp.	50,200	3,776
* First Solar, Inc.	12,700	1,941
Honeywell International, Inc.	139,400	5,179
Lockheed Martin Corp.	28,000	2,186
Norfolk Southern Corp.	58,100	2,505
PACCAR, Inc.	69,800	2,632
Precision Castparts Corp.	34,300	3,494
Raytheon Co.	53,500	2,566
Union Pacific Corp.	72,200	4,213
United Technologies Corp.	86,700	5,283

Total		41,834

Information Technology (6.6%)

Accenture PLC-Class A	56,600	2,109
* Activision Blizzard, Inc.	121,400	1,504
* Adobe Systems, Inc.	63,600	2,101
* Agilent Technologies, Inc.	71,700	1,995
Altera Corp.	77,000	1,579
Analog Devices, Inc.	52,800	1,456
* Apple, Inc.	71,700	13,291
Automatic Data Processing, Inc.	45,000	1,769
* BMC Software, Inc.	41,500	1,558

Domestic Common Stocks and Warrants (33.2%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
* Broadcom Corp. - Class A	58,700	1,802
CA, Inc.	64,100	1,410
* Cisco Systems, Inc.	523,700	12,328
* Cognizant Technology Solutions Corp. - Class A	148,200	5,729
Corning, Inc.	149,300	2,286
* Dell, Inc.	161,300	2,461
* Fiserv, Inc.	30,300	1,460
* Google, Inc. - Class A	20,400	10,115
Hewlett-Packard Co.	156,800	7,403
Intel Corp.	307,500	6,018
International Business Machines Corp.	107,800	12,894
* Intuit, Inc.	47,600	1,357
* Juniper Networks, Inc.	141,900	3,834
Linear Technology Corp.	54,300	1,500
MasterCard, Inc. - Class A	7,900	1,597
Microsoft Corp.	642,100	16,624
* NetApp, Inc.	61,300	1,636
Oracle Corp.	312,700	6,517
Paychex, Inc.	51,600	1,499
QUALCOMM, Inc.	140,000	6,297
* Symantec Corp.	94,800	1,561
Texas Instruments, Inc.	123,900	2,935
Visa, Inc. - Class A	39,900	2,758
Western Union Co.	154,600	2,925
* Yahoo!, Inc.	110,500	1,968

Total		144,276

Materials (1.0%)

Ecolab, Inc.	50,400	2,330
Freeport-McMoRan Copper & Gold, Inc.	33,200	2,278
Monsanto Co.	72,400	5,604
Nucor Corp.	45,300	2,129
Potash Corp. of Saskatchewan, Inc.	22,100	1,996
Praxair, Inc.	93,300	7,622

Total		21,959

Telecommunication Services (0.3%)

* American Tower Corp. - Class A	168,400	6,130

Total		6,130

Utilities (0.1%)

Exelon Corp.	53,400	2,650

Total		2,650

Total Large Cap Common Stocks		456,945

Mid Cap Common Stocks (8.1%)

Consumer Discretionary (1.4%)

* Apollo Group, Inc. - Class A	17,400	1,282
* Chico’s FAS, Inc.	115,500	1,502
* Collective Brands, Inc.	145,200	2,516
DeVry, Inc.	87,300	4,830

Domestic Common Stocks and Warrants (33.2%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary continued
* Dollar Tree, Inc.	92,550	4,505
* Focus Media Holding, Ltd., ADR	25,900	286
* GameStop Corp. - Class A	162,200	4,294
International Game Technology	62,900	1,351
The McGraw-Hill Cos., Inc.	134,100	3,371
* O’Reilly Automotive, Inc.	112,600	4,069
* Penn National Gaming, Inc.	30,600	846
* Wynn Resorts, Ltd.	13,400	950

Total		29,802

Consumer Staples (0.2%)

The J.M. Smucker Co.	34,100	1,808
Mead Johnson Nutrition Co. - Class A	40,400	1,822

Total		3,630

Energy (0.7%)

* Cameron International Corp.	85,900	3,249
* Petrohawk Energy Corp.	194,300	4,704
Range Resources Corp.	49,000	2,419
* SandRidge Energy, Inc.	202,200	2,620
Smith International, Inc.	63,900	1,834

Total		14,826

Financials (0.8%)

Assured Guaranty, Ltd.	121,500	2,360
* IntercontinentalExchange, Inc.	15,500	1,506
* Investment Technology Group, Inc.	60,600	1,692
* MBIA, Inc.	147,000	1,141
Moody’s Corp.	30,200	618
Northern Trust Corp.	50,100	2,914
Raymond James Financial, Inc.	172,350	4,012
SEI Investments Co.	88,100	1,734
Synovus Financial Corp.	414,900	1,556
W.R. Berkley Corp.	42,100	1,064

Total		18,597

Health Care (0.7%)

Aetna, Inc.	28,700	799
* Cerner Corp.	44,800	3,351
* Charles River Laboratories International, Inc.	58,100	2,149
* DaVita, Inc.	67,400	3,817
* Immucor, Inc.	180,924	3,202
* Mettler-Toledo International, Inc.	34,000	3,080

Total		16,398

Industrials (1.6%)

C.H. Robinson Worldwide, Inc.	32,800	1,894
* Corrections Corp. of America	200,600	4,544
Cummins, Inc.	104,800	4,696
Dover Corp.	52,000	2,016
Expeditors International of Washington, Inc.	97,000	3,410
* Foster Wheeler AG	149,400	4,767

Domestic Common Stocks and Warrants (33.2%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
* FTI Consulting, Inc.	25,800	1,099
Harsco Corp.	29,300	1,037
J.B. Hunt Transport Services, Inc.	86,000	2,763
L-3 Communications Holdings, Inc.	24,600	1,976
MSC Industrial Direct Co., Inc. - Class A	65,800	2,868
Ritchie Bros. Auctioneers, Inc.	91,248	2,239
Robert Half International, Inc.	76,000	1,902
Roper Industries, Inc.	6,500	331

Total		35,542

Information Technology (2.3%)

* Alliance Data Systems Corp.	87,700	5,357
Amphenol Corp. - Class A	157,300	5,927
* Citrix Systems, Inc.	48,300	1,895
FactSet Research Systems, Inc.	33,600	2,226
Global Payments, Inc.	62,300	2,909
Intersil Corp. - Class A	227,800	3,488
KLA-Tencor Corp.	98,500	3,532
* Marvell Technology Group, Ltd.	149,400	2,419
* McAfee, Inc.	89,300	3,910
Microchip Technology, Inc.	79,600	2,109
* NeuStar, Inc. - Class A	60,000	1,356
Seagate Technology	174,900	2,660
* Sybase, Inc.	13,700	533
* Varian Semiconductor Equipment Associates, Inc.	74,400	2,443
* VeriFone Holdings, Inc.	132,600	2,107
Xilinx, Inc.	197,500	4,626
* Zebra Technologies Corp. - Class A	89,900	2,331

Total		49,828

Materials (0.3%)

Martin Marietta Materials, Inc.	12,300	1,132
* Owens-Illinois, Inc.	104,000	3,838
Titanium Metals Corp.	116,000	1,112

Total		6,082

Utilities (0.1%)

EQT Corp.	75,400	3,212

Total		3,212

Total Mid Cap Common Stocks		177,917

Small Cap Common Stocks (4.2%)

Consumer Discretionary (0.7%)

* American Public Education, Inc.	14,450	502
* Bally Technologies, Inc.	9,450	362
* Buffalo Wild Wings, Inc.	11,500	478
* Carter’s, Inc.	42,050	1,123
* Coinstar, Inc.	9,050	298
* Grand Canyon Education, Inc.	23,200	414

Domestic Common Stocks and Warrants (33.2%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary continued
Guess?, Inc.	40,250	1,491
* Jack in the Box, Inc.	146,800	3,008
* LKQ Corp.	79,600	1,476
* Lumber Liquidators, Inc.	81,950	1,777
Monro Muffler Brake, Inc.	51,200	1,628
* New Oriental Education & Technology Group, Inc., ADR	4,650	374
* P.F. Chang’s China Bistro, Inc.	5,650	192
* Ulta Salon, Cosmetics & Fragrance, Inc.	84,300	1,392

Total		14,515

Consumer Staples (0.2%)

Alberto-Culver Co.	40,650	1,125
Flowers Foods, Inc.	49,600	1,304
* TreeHouse Foods, Inc.	35,000	1,249

Total		3,678

Energy (0.3%)

* Arena Resources, Inc.	40,700	1,445
* Carrizo Oil & Gas, Inc.	42,050	1,030
* Contango Oil & Gas Co.	9,050	462
* EXCO Resources, Inc.	76,950	1,438
* Whiting Petroleum Corp.	16,150	930

Total		5,305

Financials (0.3%)

Boston Private Financial Holdings, Inc.	175,800	1,144
Digital Realty Trust, Inc.	29,797	1,362
Janus Capital Group, Inc.	63,384	899
* KBW, Inc.	17,700	570
* MF Global, Ltd.	55,200	401
MFA Financial, Inc.	149,203	1,188
* Portfolio Recovery Associates, Inc.	36,700	1,664

Total		7,228

Health Care (0.9%)

* Allscripts Healthcare Solutions, Inc.	38,150	773
* Amedisys, Inc.	6,450	281
* athenahealth, Inc.	30,000	1,151
* CardioNet, Inc.	28,050	189
* Clarient, Inc.	186,800	786
Computer Programs and Systems, Inc.	3,250	135
* Conceptus, Inc.	15,450	286
* Dexcom, Inc.	46,891	372
* Genoptix, Inc.	31,715	1,103
* Illumina, Inc.	35,950	1,528
* IPC The Hospitalist Co.	53,250	1,675
* Masimo Corp.	34,717	910
* Nektar Therapeutics	34,600	337
* NuVasive, Inc.	22,150	925
* Obagi Medical Products, Inc.	47,000	545
* Psychiatric Solutions, Inc.	259,900	6,955

Domestic Common Stocks and Warrants (33.2%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
Quality Systems, Inc.	4,400	271
* Quidel Corp.	21,200	344
* Thoratec Corp.	39,988	1,210

Total		19,776

Industrials (0.7%)

* Allegiant Travel Co.	6,750	257
* Astec Industries, Inc.	9,250	236
Badger Meter, Inc.	9,850	381
* GrafTech International, Ltd.	57,600	847
* Hub Group, Inc. - Class A	52,900	1,209
* ICF International, Inc.	37,800	1,146
Knight Transportation, Inc.	164,859	2,766
* Orion Marine Group, Inc.	37,051	761
Oshkosh Corp.	20,900	646
Regal-Beloit Corp.	83,050	3,796
* SmartHeat, Inc.	35,000	416
Snap-on, Inc.	10,700	372
* Tetra Tech, Inc.	30,750	816
* TransDigm Group, Inc.	27,150	1,352
* WESCO International, Inc.	18,150	523

Total		15,524

Information Technology (0.9%)

* Advanced Energy Industries, Inc.	116,628	1,661
* ArcSight, Inc.	70,450	1,696
* Atheros Communications, Inc.	45,100	1,196
* CommScope, Inc.	15,950	477
* Comtech Telecommunications Corp.	30,600	1,017
* Concur Technologies, Inc.	6,900	274
* CyberSource Corp.	67,100	1,119
* DealerTrack Holdings, Inc.	30,000	567
* DG Fastchannel, Inc.	24,400	511
* Diodes, Inc.	52,300	946
* F5 Networks, Inc.	19,100	757
* j2 Global Communications, Inc.	35,800	824
* Mellanox Technologies, Ltd.	95,083	1,558
* Microsemi Corp.	37,700	595
* MKS Instruments, Inc.	45,350	875
* Netlogic Microsystems, Inc.	6,959	313
* OpenTable, Inc.	17,500	482
* Rosetta Stone, Inc.	6,490	149
* Rubicon Technology, Inc.	36,165	537
* Solarwinds, Inc.	28,950	638
* Switch and Data Facilities Co., Inc.	101,000	1,375
* Synchronoss Technologies, Inc.	52,550	655
* Taleo Corp. - Class A	23,150	524
* Unisys Corp.	28,931	77
* VanceInfo Technologies, Inc., ADR	40,621	790
* VistaPrint NV	18,200	924

Total		20,537

Domestic Common Stocks and Warrants (33.2%)		Shares/ $ Par	Value $ (000’s)

Materials (0.0%)

* Calgon Carbon Corp.		23,750	352
* Intrepid Potash, Inc.		14,700	347

Total			699

Other Holdings (0.2%)

* iShares Nasdaq Biotechnology Index Fund		12,350	1,005
SPDR Metals & Mining ETF		51,050	2,330

Total			3,335

Utilities (0.0%)

ITC Holdings Corp.		15,600	709

Total			709

Total Small Cap Common Stocks			91,306

Total Domestic Common Stocks and Warrants (Cost: $687,249)			726,168

Foreign Common Stocks (2.6%)	Country
Information Technology (0.0%)

* Gresham Computing PLC	United Kingdom	38,062	19

Total			19

Other Holdings (2.6%)

iShares MSCI EAFE Index Fund	United States	1,020,000	55,794

Total			55,794

Total Foreign Common Stocks (Cost: $51,892)			55,813

Preferred Stocks (0.0%)

Finance Services (0.0%)

Preferred Blocker, Inc., 7.00%, 12/31/49 144A		214	124

Total Preferred Stocks (Cost: $54)			124

Investment Grade Segment (10.5%)
Aerospace/Defense (0.1%)

BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A		180,000	188
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A		135,000	149
General Dynamics Corp., 4.25%, 5/15/13		765,000	810
Lockheed Martin Corp., 6.15%, 9/1/36		1,720,000	1,969

Total			3,116

Investment Grade Segment (10.5%)	Shares/ $ Par	Value $ (000’s)
Auto Manufacturing (0.0%)

Daimler Finance North America LLC, 8.50%, 1/18/31	315,000	373

Total		373

Banking (2.6%)

BA Covered Bond Issuer, 5.50%, 6/14/12 144A	2,105,000	2,166
Bank of America Corp., 5.42%, 3/15/17	515,000	492
Bank of America Corp., 5.75%, 12/1/17	870,000	868
The Bank of New York Mellon Corp., 5.125%, 8/27/13	310,000	335
Bank One Corp., 5.25%, 1/30/13	4,480,000	4,732
Barclays Bank PLC, 6.05%, 12/4/17 144A	210,000	211
Barclays Bank PLC, 6.75%, 5/22/19	825,000	923
Barclays Bank PLC, 10.179%, 6/12/21 144A	384,000	505
BNP Paribas, 7.195%, 6/29/49 144A	300,000	261
Citigroup, Inc., 5.125%, 5/5/14	1,985,000	1,962
Countrywide Financial Corp., 5.80%, 6/7/12	730,000	770
Countrywide Home Loans, Inc., 4.00%, 3/22/11	1,155,000	1,174
Credit Agricole SA/London, 6.637%, 5/31/17 144A	310,000	220
Credit Suisse Guernsey, Ltd., 5.86%, 5/29/49	105,000	80
Deutsche Bank Capital Funding Trust VII, 5.628%, 1/19/16 144A	1,080,000	788
Fifth Third Bancorp, 8.25%, 3/1/38	425,000	396
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	40,000	42
The Goldman Sachs Group, Inc., 6.00%, 5/1/14	2,680,000	2,915
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	50,000	53
The Goldman Sachs Group, Inc., 7.50%, 2/15/19	60,000	69
HSBC Holdings PLC, 6.80%, 6/1/38	390,000	438
HSBC USA, Inc., 3.125%, 12/16/11	2,200,000	2,285
JPMorgan Chase & Co., 6.30%, 4/23/19	595,000	650
JPMorgan Chase & Co., 7.90%, 1/30/49	1,675,000	1,608
(d) Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	490,000	83
M&I Marshall & Ilsley Bank, 5.15%, 2/22/12	2,480,000	2,333
Mellon Bank NA, 5.45%, 4/1/16	1,390,000	1,486
Merrill Lynch & Co., 2.709%, 5/12/10	3,000,000	3,038
Merrill Lynch & Co., 6.22%, 9/15/26	375,000	356
Merrill Lynch & Co., 6.40%, 8/28/17	2,185,000	2,213
Morgan Stanley, 2.00%, 9/22/11	2,210,000	2,246
Morgan Stanley, 5.375%, 10/15/15	700,000	723
Morgan Stanley, 5.95%, 12/28/17	20,000	20
Morgan Stanley, 6.25%, 8/9/26	830,000	854
Morgan Stanley, 7.30%, 5/13/19	60,000	66
State Street Bank and Trust Co., 5.30%, 1/15/16	1,780,000	1,839
SunTrust Bank, 3.00%, 11/16/11	2,210,000	2,288
Swedbank AB, 2.90%, 1/14/13 144A	7,900,000	7,985
U.S. Bancorp, 4.20%, 5/15/14	420,000	439
UBS AG/Stamford Branch, 5.75%, 4/25/18	820,000	833
UBS Preferred Funding Trust V, 6.243%, 5/29/49	200,000	150
UnionBanCal Corp., 5.25%, 12/16/13	810,000	808
Wells Fargo & Co., 3.75%, 10/1/14	215,000	214
Wells Fargo & Co., 4.375%, 1/31/13	2,500,000	2,582
Westpac Banking Corp., 4.20%, 2/27/15	865,000	879
Zions Bancorporation, 5.50%, 11/16/15	2,290,000	1,759

Total		57,137

Basic Materials (0.1%)

ArcelorMittal, 9.85%, 6/1/19	845,000	999
The Mosaic Co., 7.625%, 12/1/16 144A	285,000	304

Total		1,303

Investment Grade Segment (10.5%)	Shares/ $ Par	Value $ (000’s)
Beverage/Bottling (0.4%)

Anheuser-Busch Cos., Inc., 4.50%, 4/1/18	40,000	39
Anheuser-Busch Cos., Inc., 5.75%, 4/1/36	255,000	254
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 144A	1,020,000	1,345
Bottling Group LLC, 4.625%, 11/15/12	535,000	577
Bottling Group LLC, 5.125%, 1/15/19	350,000	373
Bottling Group LLC, 5.50%, 4/1/16	1,120,000	1,224
Diageo Capital PLC, 4.375%, 5/3/10	1,578,000	1,613
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18	665,000	756
Dr Pepper Snapple Group, Inc., 7.45%, 5/1/38	145,000	180
PepsiCo, Inc., 3.75%, 3/1/14	165,000	172
PepsiCo, Inc., 4.65%, 2/15/13	375,000	404
PepsiCo, Inc., 5.00%, 6/1/18	335,000	359
PepsiCo, Inc., 7.90%, 11/1/18	80,000	101
SABMiller PLC, 6.20%, 7/1/11 144A	2,150,000	2,293

Total		9,690

Building Products (0.1%)

CRH America, Inc., 6.00%, 9/30/16	810,000	830
CRH America, Inc., 8.125%, 7/15/18	335,000	377

Total		1,207

Cable/Media/Broadcasting/Satellite (0.4%)

CBS Corp., 6.625%, 5/15/11	175,000	183
Comcast Corp., 4.95%, 6/15/16	795,000	813
Cox Communications, Inc., 4.625%, 1/15/10	1,390,000	1,403
Gannett Co., 8.75%, 11/15/14 144A	165,000	161
Gannett Co., 9.375%, 11/15/17 144A	250,000	243
Historic TW, Inc., 6.625%, 5/15/29	565,000	580
Historic TW, Inc., 6.875%, 6/15/18	195,000	216
News America, Inc., 5.65%, 8/15/20 144A	275,000	279
News America, Inc., 6.90%, 8/15/39 144A	120,000	128
Rogers Cable, Inc., 5.50%, 3/15/14	675,000	722
Rogers Cable, Inc., 6.25%, 6/15/13	200,000	216
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,243
Time Warner Cable, Inc., 5.40%, 7/2/12	1,310,000	1,400
Time Warner Cable, Inc., 6.75%, 7/1/18	170,000	188
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	1,979

Total		9,754

Conglomerate/Diversified Manufacturing (0.0%)

Bemis Co., Inc., 6.80%, 8/1/19	65,000	73
The Dow Chemical Co., 5.70%, 5/15/18	45,000	44
The Dow Chemical Co., 7.60%, 5/15/14	460,000	509
Monsanto Co., 5.125%, 4/15/18	135,000	143

Total		769

Consumer Products (0.0%)

Colgate-Palmolive Co., 4.20%, 5/15/13	280,000	300
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	694

Total		994

Electric Utilities (1.8%)

Ameren Corp., 8.875%, 5/15/14	300,000	337
Arizona Public Service Co., 8.75%, 3/1/19	95,000	115
Bruce Mansfield Unit, 6.85%, 6/1/34	505,800	509
Carolina Power & Light, Inc., 5.15%, 4/1/15	420,000	453
Carolina Power & Light, Inc., 6.50%, 7/15/12	415,000	459
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	260,000	278
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	270,000	304
Commonwealth Edison Co., 5.875%, 2/1/33	115,000	121
Commonwealth Edison Co., 5.95%, 8/15/16	410,000	447

Investment Grade Segment (10.5%)	Shares/ $ Par	Value $ (000’s)
Electric Utilities continued
Commonwealth Edison Co., 6.15%, 9/15/17	105,000	116
Connecticut Light and Power Co., 5.65%, 5/1/18	150,000	163
Consolidated Natural Gas Co., 5.00%, 12/1/14	2,050,000	2,172
Dominion Resources, Inc., 6.40%, 6/15/18	55,000	62
DTE Energy Co., 6.375%, 4/15/33	175,000	159
DTE Energy Co., 7.05%, 6/1/11	2,665,000	2,835
Duke Energy Corp., 6.25%, 6/15/18	40,000	44
Entergy Louisiana LLC, 6.50%, 9/1/18	360,000	391
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	1,009
Exelon Generation Co. LLC, 6.20%, 10/1/17	1,070,000	1,168
Indiana Michigan Power Co., 5.05%, 11/15/14	2,660,000	2,748
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	968,217	972
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	1,185,000	1,109
MidAmerican Energy Holdings Co., 5.95%, 5/15/37	260,000	274
Monongahela Power Co., 5.70%, 3/15/17 144A	860,000	867
Nevada Power Co., 5.875%, 1/15/15	1,941,000	2,068
Nevada Power Co., 5.95%, 3/15/16	60,000	64
Niagara Mohawk Power Corp., 4.881%, 8/15/19 144A	760,000	774
Ohio Edison Co., 6.875%, 7/15/36	145,000	166
Oncor Electric Delivery Co., 7.00%, 9/1/22	240,000	274
Pacific Gas & Electric Co., 4.80%, 3/1/14	65,000	69
Pacific Gas & Electric Co., 5.625%, 11/30/17	225,000	247
PacifiCorp, 5.45%, 9/15/13	2,040,000	2,203
Potomac Electric Power Co., 6.50%, 11/15/37	180,000	207
PPL Electric Utilities Corp., 4.30%, 6/1/13	2,475,000	2,558
PPL Energy Supply LLC, 6.50%, 5/1/18	150,000	162
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,591
Puget Sound Energy, Inc., 6.274%, 3/15/37	1,125,000	1,223
San Diego Gas & Electric Co., 5.30%, 11/15/15	250,000	273
San Diego Gas & Electric Co., 6.125%, 9/15/37	200,000	232
Sempra Energy, 6.50%, 6/1/16	570,000	630
Sierra Pacific Power Co., 6.75%, 7/1/37	525,000	578
South Carolina Electric & Gas Co., 6.05%, 1/15/38	295,000	334
Southern California Edison Co., 5.625%, 2/1/36	85,000	92
Southern Co., 4.15%, 5/15/14	60,000	62
Tampa Electric Co., 6.10%, 5/15/18	2,305,000	2,496
Tampa Electric Co., 6.15%, 5/15/37	385,000	412
Tampa Electric Co., 6.55%, 5/15/36	520,000	584
The Toledo Edison Co., 6.15%, 5/15/37	1,265,000	1,320
Union Electric Co., 6.40%, 6/15/17	180,000	199
Union Electric Co., 6.70%, 2/1/19	180,000	203
Virginia Electric and Power Co., 5.25%, 12/15/15	3,790,000	4,086

Total		40,219

Electronics (0.0%)

Cisco Systems, Inc., 5.90%, 2/15/39	480,000	520

Total		520

Food Processors (0.2%)
General Mills, Inc., 5.65%, 2/15/19	255,000	276
General Mills, Inc., 5.70%, 2/15/17	970,000	1,055
H.J. Heinz Co., 5.35%, 7/15/13	1,370,000	1,471
Kellogg Co., 4.45%, 5/30/16	140,000	147

Investment Grade Segment (10.5%)	Shares/ $ Par	Value $ (000’s)
Food Processors continued
Kellogg Co., 6.60%, 4/1/11	875,000	938
Kraft Foods, Inc., 6.50%, 8/11/17	430,000	465
Kraft Foods, Inc., 6.875%, 1/26/39	500,000	550

Total		4,902

Gas Pipelines (0.1%)

CenterPoint Energy Resources Corp., 6.125%, 11/1/17	140,000	147
Enterprise Products Operating LLC, 5.25%, 1/31/20	440,000	440
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	280,000	285
Magellan Midstream Partners LP, 6.55%, 7/15/19	335,000	372
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	135,000	145
Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	300,000	335
Southern Natural Gas Co., 5.90%, 4/1/17 144A	200,000	206
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	200,000	224

Total		2,154

Health Care/Pharmaceuticals (0.2%)

Baxter International, Inc., 4.50%, 8/15/19	190,000	195
Bristol-Myers Squibb Co., 5.875%, 11/15/36	175,000	194
Bristol-Myers Squibb Co., 6.125%, 5/1/38	360,000	413
Express Scripts, Inc., 6.25%, 6/15/14	200,000	220
Express Scripts, Inc., 7.25%, 6/15/19	120,000	141
Merck & Co., 5.75%, 11/15/36	55,000	60
Pfizer, Inc., 5.35%, 3/15/15	370,000	410
Pfizer, Inc., 6.20%, 3/15/19	425,000	479
Wyeth, 5.50%, 3/15/13	1,060,000	1,147
Wyeth, 5.50%, 2/15/16	25,000	27
Wyeth, 5.95%, 4/1/37	630,000	694

Total		3,980

Independent Finance (0.5%)

American General Finance Corp., 4.50%, 12/1/15	95,000	67
American General Finance Corp., 6.90%, 12/15/17	470,000	329
General Electric Capital Corp., 5.375%, 10/20/16	1,000,000	1,013
General Electric Capital Corp., 5.625%, 5/1/18	1,735,000	1,727
General Electric Capital Corp., 5.875%, 1/14/38	195,000	179
HSBC Finance Corp., 4.125%, 11/16/09	4,400,000	4,414
International Lease Finance Corp., 4.75%, 1/13/12	2,190,000	1,857
International Lease Finance Corp., 5.875%, 5/1/13	215,000	169

Total		9,755

Information/Data Technology (0.1%)

Fiserv, Inc., 6.125%, 11/20/12	1,075,000	1,165
Fiserv, Inc., 6.80%, 11/20/17	1,075,000	1,187

Total		2,352

Life Insurance (0.0%)

Prudential Financial, Inc., 3.625%, 9/17/12	130,000	131
Prudential Financial, Inc., 5.70%, 12/14/36	170,000	152

Total		283

Investment Grade Segment (10.5%)	Shares/ $ Par	Value $ (000’s)
Machinery (0.0%)

Caterpillar Financial Services Corp., 5.45%, 4/15/18	425,000	441

Total		441

Metals/Mining (0.1%)

Barrick North America Finance LLC, 6.80%, 9/15/18	370,000	425
Rio Tinto Finance USA, Ltd., 5.875%, 7/15/13	145,000	156
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	365,000	392
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	200,000	246
Vale Overseas, Ltd., 5.625%, 9/15/19	360,000	366

Total		1,585

Mortgage Banking (0.2%)

Nationwide Building Society, 2.50%, 8/17/12 144A	4,175,000	4,211

Total		4,211

Natural Gas Distributors (0.1%)

NiSource Finance Corp., 5.25%, 9/15/17	415,000	390
NiSource Finance Corp., 5.40%, 7/15/14	785,000	798
NiSource Finance Corp., 5.45%, 9/15/20	180,000	165
NiSource Finance Corp., 6.40%, 3/15/18	210,000	210

Total		1,563

Oil and Gas (0.4%)

Canadian Natural Resources, Ltd., 5.85%, 2/1/35	90,000	91
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	335,000	358
Canadian Natural Resources, Ltd., 6.50%, 2/15/37	530,000	586
Cenovus Energy, Inc., 5.70%, 10/15/19 144A	405,000	415
ConocoPhillips, 6.00%, 1/15/20	190,000	211
Devon Energy Corp., 7.95%, 4/15/32	250,000	313
EnCana Corp., 6.50%, 8/15/34	230,000	253
EnCana Corp., 6.50%, 2/1/38	290,000	311
EnCana Corp., 6.625%, 8/15/37	105,000	116
Hess Corp., 7.125%, 3/15/33	355,000	391
Hess Corp., 8.125%, 2/15/19	225,000	270
Husky Energy, Inc., 7.25%, 12/15/19	80,000	92
Kerr-McGee Corp., 6.95%, 7/1/24	95,000	102
Marathon Oil Corp., 6.60%, 10/1/37	140,000	148
Noble Energy, Inc., 8.25%, 3/1/19	760,000	917
Pemex Project Funding Master Trust, 6.625%, 6/15/35	245,000	237
Petro-Canada, 5.95%, 5/15/35	820,000	807
Suncor Energy, Inc., 6.50%, 6/15/38	415,000	429
Suncor Energy, Inc., 6.85%, 6/1/39	265,000	288
Valero Energy Corp., 6.625%, 6/15/37	300,000	268
XTO Energy, Inc., 5.30%, 6/30/15	260,000	275
XTO Energy, Inc., 6.50%, 12/15/18	335,000	370
XTO Energy, Inc., 6.75%, 8/1/37	290,000	323

Total		7,571

Other Finance (0.5%)

American Express Bank, 3.15%, 12/9/11	2,210,000	2,294
American Express Credit Corp., 5.125%, 8/25/14	750,000	776
Eaton Vance Corp., 6.50%, 10/2/17	100,000	108
PNC Financial Services Group, Inc., 8.25%, 5/21/13	2,310,000	2,200
Pooled Funding Trust I, 2.74%, 2/15/12 144A	5,550,000	5,677

Total		11,055

Investment Grade Segment (10.5%)	Shares/ $ Par	Value $ (000’s)
Other Services (0.1%)

Waste Management, Inc., 5.00%, 3/15/14	855,000	889
Waste Management, Inc., 6.10%, 3/15/18	925,000	984

Total		1,873

Other Transportation (0.0%)

FedEx Corp., 8.00%, 1/15/19	90,000	109

Total		109

Paper and Forest Products (0.0%)

International Paper, Co., 7.50%, 8/15/21	205,000	217

Total		217

Property and Casualty Insurance (0.0%)

The Progressive Corp., 6.70%, 6/15/37	315,000	271

Total		271

Railroads (0.1%)

Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	45,000	50
Canadian National Railway Co., 5.85%, 11/15/17	140,000	156
Canadian Pacific Railway Co., 5.95%, 5/15/37	185,000	182
CSX Corp., 5.60%, 5/1/17	325,000	341
Norfolk Southern Corp., 5.257%, 9/17/14	460,000	499
Norfolk Southern Corp., 5.75%, 1/15/16 144A	185,000	202
Union Pacific Corp., 5.65%, 5/1/17	625,000	664
Union Pacific Corp., 5.75%, 11/15/17	315,000	338
Union Pacific Corp., 6.65%, 1/15/11	390,000	412

Total		2,844

Real Estate Investment Trusts (0.7%)

AvalonBay Communities, Inc., 5.50%, 1/15/12	500,000	521
AvalonBay Communities, Inc., 5.70%, 3/15/17	200,000	204
BRE Properties, Inc., 5.50%, 3/15/17	420,000	388
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,535,000	1,439
Duke Realty LP, 5.95%, 2/15/17	835,000	770
ERP Operating LP, 5.25%, 9/15/14	1,950,000	1,978
ERP Operating LP, 5.75%, 6/15/17	515,000	510
HCP, Inc., 6.00%, 1/30/17	400,000	374
HCP, Inc., 6.70%, 1/30/18	200,000	192
HRPT Properties Trust, 5.75%, 11/1/15	1,225,000	1,128
ProLogis, 5.50%, 3/1/13	2,000,000	1,898
ProLogis, 5.75%, 4/1/16	1,190,000	1,064
Simon Property Group LP, 5.375%, 6/1/11	1,660,000	1,711
Simon Property Group LP, 5.60%, 9/1/11	890,000	927
Simon Property Group LP, 6.10%, 5/1/16	1,560,000	1,603

Total		14,707

Restaurants (0.1%)

Darden Restaurants, Inc., 6.20%, 10/15/17	60,000	63
Darden Restaurants, Inc., 6.80%, 10/15/37	635,000	676
Yum! Brands, Inc., 6.875%, 11/15/37	800,000	886

Total		1,625

Retail Food and Drug (0.2%)

CVS/Caremark Corp., 4.875%, 9/15/14	985,000	1,042
CVS/Caremark Corp., 5.75%, 6/1/17	445,000	476
CVS/Caremark Corp., 6.25%, 6/1/27	715,000	760
Delhaize Group, 6.50%, 6/15/17	770,000	838
The Kroger Co., 6.15%, 1/15/20	240,000	266

Total		3,382

Retail Stores (0.2%)

The Home Depot, Inc., 5.875%, 12/16/36	525,000	509

Investment Grade Segment (10.5%)	Shares/ $ Par	Value $ (000’s)
Retail Stores continued
Kohl’s Corp., 6.875%, 12/15/37	540,000	604
Nordstrom, Inc., 7.00%, 1/15/38	265,000	281
Target Corp., 5.375%, 5/1/17	595,000	640
Target Corp., 6.50%, 10/15/37	735,000	823
Wal-Mart Stores, Inc., 5.875%, 4/5/27	685,000	740
Wal-Mart Stores, Inc., 6.20%, 4/15/38	160,000	182

Total		3,779

Telecommunications (0.8%)

AT&T Corp., 8.00%, 11/15/31	380,000	474
AT&T Mobility LLC, 7.125%, 12/15/31	2,740,000	3,190
British Telecommunications PLC, 8.625%, 12/15/30	620,000	794
Deutsche Telekom International Finance BV, 5.75%, 3/23/16	665,000	705
Embarq Corp., 6.738%, 6/1/13	310,000	336
Embarq Corp., 7.082%, 6/1/16	1,225,000	1,331
Embarq Corp., 7.995%, 6/1/36	230,000	240
France Telecom SA, 8.50%, 3/1/31	975,000	1,348
Rogers Wireless, Inc., 6.375%, 3/1/14	875,000	966
Telecom Italia Capital SA, 4.00%, 1/15/10	2,360,000	2,376
Telecom Italia Capital SA, 6.20%, 7/18/11	1,620,000	1,725
Verizon Communications, Inc., 5.85%, 9/15/35	1,425,000	1,435
Verizon Communications, Inc., 6.10%, 4/15/18	1,325,000	1,431
Verizon Communications, Inc., 8.95%, 3/1/39	400,000	548

Total		16,899

Tobacco (0.3%)

Altria Group, Inc., 9.70%, 11/10/18	555,000	689
Altria Group, Inc., 9.95%, 11/10/38	680,000	925
Lorillard Tobacco Co., 8.125%, 6/23/19	565,000	641
Philip Morris International, Inc., 5.65%, 5/16/18	735,000	782
Philip Morris International, Inc., 6.375%, 5/16/38	735,000	846
Reynolds American, Inc., 6.75%, 6/15/17	215,000	224
Reynolds American, Inc., 7.25%, 6/15/37	215,000	213
Reynolds American, Inc., 7.625%, 6/1/16	2,175,000	2,327

Total		6,647

Utilities (0.0%)

Aquila, Inc., 11.875%, 7/1/12	405,000	468

Total		468

Vehicle Parts (0.1%)

Johnson Controls, Inc., 5.25%, 1/15/11	1,390,000	1,443
Johnson Controls, Inc., 6.00%, 1/15/36	520,000	472

Total		1,915

Total Investment Grade Segment (Cost: $220,382)		229,670

Governments (4.8%)

Governments (4.8%)

Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	27,553,000	30,037
Israel Government AID Bond, 0.00%, 11/15/22	11,600,000	6,149
Israel Government AID Bond, 0.00%, 11/15/23	11,500,000	5,743
Israel Government AID Bond, 5.50%, 4/26/24	9,840,000	10,599
(n) Overseas Private Investment, 4.10%, 11/15/14	2,387,840	2,491
(e) Tennesse Valley Authority Stripped, 0.00%, 4/15/42	6,100,000	5,901

Governments (4.8%)	Shares/ $ Par	Value $ (000’s)
Governments continued
US Department of Housing and Urban Development, 6.17%, 8/1/14	14,981,000	16,491
US Treasury, 1.00%, 9/30/11	2,400,000	2,402
US Treasury, 1.375%, 9/15/12	2,040,000	2,036
US Treasury, 2.375%, 8/31/14	1,200,000	1,204
(g) US Treasury, 2.625%, 7/31/14	8,570,000	8,713
US Treasury, 3.25%, 5/31/16	180,000	184
US Treasury, 3.50%, 2/15/39	310,000	281
US Treasury Inflation Index Bond, 2.00%, 4/15/12	5,893,454	6,107
US Treasury Inflation Index Bond, 2.625%, 7/15/17	5,489,618	5,960

Total Governments (Cost: $96,334)		104,298

Municipal Bonds (0.1%)

Municipal Bonds (0.1%)

New York Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	415,000	513
North Carolina Turnpike Authority, Series B, 6.70%, 1/1/39 RB	250,000	267
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	150,000	168
The University of Texas Systems, Series 2009B, 6.276%, 8/15/41 RB	400,000	431

Total Municipal Bonds (Cost: $1,251)		1,379

Structured Products (21.9%)

Structured Products (21.9%)

AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/21	22,665,000	24,490
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.543%, 2/14/43 IO	40,759,777	1,603
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,798,485	1,088
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	2,148,442	1,329
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.837%, 6/10/49	2,907,000	2,381
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.306%, 1/25/37	1,700,478	940
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.336%, 5/25/37	2,623,293	2,410
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	2,580,000	2,804
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.888%, 6/10/17	6,462,000	5,625

Structured Products (21.9%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	732,075	649
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	924,652	914
Countrywide Alternative Loan Trust, Series 2003-J1, Class 1A8, 5.25%, 10/25/33	1,026,290	919
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.445%, 1/25/36	1,180,451	843
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 6A1, 5.50%, 8/25/20	1,691,202	1,687
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,125,000	971
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	1,949,055	1,608
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	2,614,876	2,157
(n) Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	1,914,640	1,915
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.913%, 2/15/31 IO	27,481,165	877
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.676%, 10/15/30 IO 144A	1,435,664	41
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,688,688	1,723
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	2,011,240	2,117
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	1,738,146	1,823
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	12,532,040	13,108
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	4,000,000	4,052
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	1,184,232	1,257
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	584,976	619
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	2,255,937	2,387
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	15,811,622	16,395
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	15,083,754	15,641

Structured Products (21.9%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal Home Loan Mortgage Corp., 5.00%, 6/1/38	12,774,593	13,220
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	759,778	811
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	1,597,111	1,705
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	323,232	345
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	2,198,615	2,336
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	3,573,043	3,754
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	6,638,342	7,337
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	3,126,562	3,317
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	2,059,192	2,221
Federal Home Loan Mortgage Corp., 6.00%, 10/1/37	17,605,458	18,625
Federal Home Loan Mortgage Corp., 6.50%, 4/1/11	144,749	149
Federal Home Loan Mortgage Corp. TBA, 5.00%, 10/1/38	3,000,000	3,099
Federal National Mortgage Association, 4.00%, 6/1/19	1,091,731	1,136
Federal National Mortgage Association, 4.50%, 6/1/19	7,982,489	8,407
Federal National Mortgage Association, 4.50%, 12/1/19	910,640	959
Federal National Mortgage Association, 4.50%, 6/1/23	1,959,143	2,033
Federal National Mortgage Association, 4.50%, 4/1/24	1,949,677	2,022
Federal National Mortgage Association, 5.00%, 3/1/20	2,859,686	3,028
Federal National Mortgage Association, 5.00%, 4/1/20	1,142,028	1,208
Federal National Mortgage Association, 5.00%, 5/1/20	4,202,204	4,444
Federal National Mortgage Association, 5.00%, 5/1/23	3,674,212	3,858
Federal National Mortgage Association, 5.00%, 4/1/35	3,460,486	3,587
Federal National Mortgage Association, 5.00%, 7/1/35	4,444,812	4,608
Federal National Mortgage Association, 5.00%, 10/1/35	1,792,989	1,859
Federal National Mortgage Association, 5.00%, 1/1/39	1,828,249	1,891
Federal National Mortgage Association, 5.32%, 4/1/14	2,598,907	2,815

Structured Products (21.9%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal National Mortgage Association, 5.38%, 1/1/17	2,848,000	3,055
Federal National Mortgage Association, 5.50%, 4/1/21	1,855,879	1,969
Federal National Mortgage Association, 5.50%, 9/1/34	809,222	850
Federal National Mortgage Association, 5.50%, 3/1/35	7,741,571	8,131
Federal National Mortgage Association, 5.50%, 7/1/35	1,703,544	1,789
Federal National Mortgage Association, 5.50%, 8/1/35	2,759,800	2,898
Federal National Mortgage Association, 5.50%, 9/1/35	16,285,428	17,104
Federal National Mortgage Association, 5.50%, 10/1/35	6,989,871	7,341
Federal National Mortgage Association, 5.50%, 11/1/35	17,910,520	18,810
Federal National Mortgage Association, 5.50%, 2/1/38	30,457,018	31,909
Federal National Mortgage Association, 6.00%, 5/1/35	396,997	421
Federal National Mortgage Association, 6.00%, 6/1/35	987,526	1,047
Federal National Mortgage Association, 6.00%, 7/1/35	6,104,352	6,471
Federal National Mortgage Association, 6.00%, 10/1/35	1,377,460	1,460
Federal National Mortgage Association, 6.00%, 11/1/35	6,653,931	7,054
Federal National Mortgage Association, 6.00%, 9/1/36	3,102,976	3,284
Federal National Mortgage Association, 6.00%, 1/1/38	5,821,741	6,150
Federal National Mortgage Association, 6.00%, 3/1/38	1,447,878	1,530
Federal National Mortgage Association, 6.00%, 6/1/38	9,063,401	9,575
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	5,991,789	6,473
Federal National Mortgage Association, 6.50%, 7/1/37	18,556,746	19,877
Federal National Mortgage Association, 6.75%, 4/25/18	1,738,577	1,864
Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	10,762,000	11,528
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	6,727,836	7,111
First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	2,966,646	2,434

Structured Products (21.9%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 8.261%, 12/15/31 144A	3,100,000	3,087
Government National Mortgage Association, 4.50%, 2/15/39	22,500,000	22,879
Government National Mortgage Association, 5.00%, 7/15/33	1,749,725	1,824
Government National Mortgage Association, 5.00%, 8/20/39	4,992,611	5,173
Government National Mortgage Association, 5.50%, 1/15/32	157,684	167
Government National Mortgage Association, 5.50%, 2/15/32	1,593,288	1,684
Government National Mortgage Association, 5.50%, 9/15/32	46,444	49
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 0.343%, 11/5/21 144A	610,792	507
(n) GS Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	500,000	417
(n) GS Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.091%, 7/12/38 144A	400,000	385
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4A, 5.721%, 3/18/51 144A	9,095,000	7,966
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	771,000	814
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	2,283,000	2,212
Louisiana Public Facilities Authority, Series, 2008, 6.55%, 8/1/20 RB	2,250,000	2,518
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	1,252,896	1,370
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	832,451	824
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 0.316%, 1/25/37	2,818,349	1,029
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4, 5.81%, 6/12/50	2,817,000	2,193
Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	7,031,000	7,139
Residential Funding Mortgage Securities I, Inc., Series 2003-S18, Class A1, 4.50%, 10/25/18	478,013	476
(n) RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	482,973	386

Structured Products (21.9%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.336%, 3/25/37	2,341,055	1,917
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.356%, 3/25/37	2,212,674	2,011
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.366%, 9/25/46	2,838,313	2,716
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.376%, 6/25/37	3,284,377	2,977
Volkswagen Auto Loan Enhanced Trust, Series 2008-2, Class A4A, 6.24%, 7/20/15	2,205,000	2,388
Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.783%, 11/25/34	1,086,671	967
Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	1,273,040	1,269
Wells Fargo Mortgage Backed Securities, Series 2003-12, Class A1, 4.75%, 11/25/18	145,444	146
Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	1,012,396	1,014
Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%, 9/25/35	3,935,822	3,605
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	3,652,058	3,345

Total Structured Products (Cost: $465,409)		478,736

Below Investment Grade Segment (7.6%)

Aerospace/Defense (0.3%)

Alliant Techsystems, Inc., 6.75%, 4/1/16	435,000	420
Bombardier, Inc., 8.00%, 11/15/14 144A	120,000	123
(c) Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	610,000	391
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	465,000	284
L-3 Communications Corp., 6.375%, 10/15/15	5,040,000	5,090
L-3 Communications Corp., 7.625%, 6/15/12	370,000	375
Spirit AeroSystems, Inc., 7.50%, 10/1/17 144A	135,000	134
(n) TransDigm, Inc., 7.75%, 7/15/14 144A	235,000	228

Total		7,045

Autos/Vehicle Parts (0.2%)

American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,218,000	840
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	725,000	696
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	320,000	297
Ford Motor Credit Co. LLC, 9.875%, 8/10/11	2,000,000	2,028

Below Investment Grade Segment (7.6%)	Shares/ $ Par	Value $ (000’s)
Autos/Vehicle Parts continued
(d) General Motors Corp., 7.20%, 1/15/11	200,000	31
(d) General Motors Corp., 8.375%, 7/15/33	865,000	141
The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	490,000	532
TRW Automotive, Inc., 7.25%, 3/15/17 144A	330,000	290
(d) Visteon Corp., 8.25%, 8/1/10	516,000	126
(d) Visteon Corp., 12.25%, 12/31/16 144A	543,000	139

Total		5,120

Basic Materials (0.7%)

(d) Abitibi-Consolidated Co. of Canada, 15.50%, 7/15/10 144A	435,000	81
Arch Coal, Inc., 8.75%, 8/1/16 144A	365,000	376
Ashland, Inc., 9.125%, 6/1/17 144A	360,000	385
Ball Corp., 7.125%, 9/1/16	180,000	184
Ball Corp., 7.375%, 9/1/19	150,000	152
BWAY Corp., 10.00%, 4/15/14 144A	260,000	275
Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 11/15/13	310,000	313
Domtar Corp., 10.75%, 6/1/17	320,000	358
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	1,200,000	1,329
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	125,000	133
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	1,510,000	1,606
Georgia-Pacific LLC, 7.00%, 1/15/15 144A	1,250,000	1,231
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	370,000	362
Georgia-Pacific LLC, 8.25%, 5/1/16 144A	405,000	420
Graham Packaging Co. LP/GPC Capital Corp. I, 9.875%, 10/15/14	220,000	226
Graphic Packaging International, Inc., 9.50%, 8/15/13	600,000	618
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	960,000	826
Huntsman International LLC, 5.50%, 6/30/16 144A	250,000	213
Huntsman International LLC, 7.375%, 1/1/15	405,000	368
Nalco Co., 8.25%, 5/15/17 144A	395,000	415
NewPage Corp., 10.00%, 5/1/12	405,000	267
NewPage Corp., 11.375%, 12/31/14 144A	550,000	540
Novelis, Inc., 7.25%, 2/15/15	784,000	678
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/16	440,000	447
Peabody Energy Corp., 7.375%, 11/1/16	330,000	333
Peabody Energy Corp., 7.875%, 11/1/26	670,000	643
(d) Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17	585,000	415
(d) Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	180,000	129
Steel Dynamics, Inc., 6.75%, 4/1/15	470,000	450
Teck Resources, Ltd., 9.75%, 5/15/14	655,000	721
Teck Resources, Ltd., 10.25%, 5/15/16	165,000	186
Teck Resources, Ltd., 10.75%, 5/15/19	490,000	570
Texas Industries, Inc., 7.25%, 7/15/13	255,000	245
Weyerhaeuser Co., 6.875%, 12/15/33	130,000	108
Weyerhaeuser Co., 7.375%, 10/1/19	670,000	668

Total		16,271

Capital Goods (0.3%)

Case Corp., 7.25%, 1/15/16	2,085,000	1,996
Case New Holland, Inc., 7.125%, 3/1/14	555,000	544
Case New Holland, Inc., 7.75%, 9/1/13 144A	220,000	219
D.R. Horton, Inc., 5.375%, 6/15/12	540,000	540

Below Investment Grade Segment (7.6%)	Shares/ $ Par	Value $ (000’s)
Capital Goods continued
D.R. Horton, Inc., 7.875%, 8/15/11	160,000	168
RSC Equipment Rental, Inc., 9.50%, 12/1/14	565,000	545
RSC Equipment Rental, Inc., 10.00%, 7/15/17 144A	460,000	494
SPX Corp., 7.625%, 12/15/14	510,000	514
Terex Corp., 8.00%, 11/15/17	450,000	413
United Rentals North America, Inc., 10.875%, 6/15/16 144A	440,000	471

Total		5,904

Consumer Products/Retailing (0.3%)

J.C. Penney Corp., 6.875%, 10/15/15	515,000	510
J.C. Penney Corp., 7.95%, 4/1/17	255,000	264
Levi Strauss & Co., 8.875%, 4/1/16	850,000	861
Limited Brands, Inc., 8.50%, 6/15/19 144A	490,000	512
Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	120,000	95
The Neiman Marcus Group, Inc., 10.375%, 10/15/15	875,000	748
QVC, Inc., 7.50%, 10/1/19 144A	1,000,000	1,001
Rite Aid Corp., 9.375%, 12/15/15	325,000	264
Rite Aid Corp., 9.75%, 6/12/16 144A	165,000	178
Rite Aid Corp., 10.375%, 7/15/16	255,000	252
SUPERVALU, Inc., 8.00%, 5/1/16	435,000	450
TRU 2005 Re Holding Co. I LLC, 10.75%, 7/15/17 144A	395,000	425
Visant Holding Corp., 10.25%, 12/1/13	30,000	31

Total		5,591

Energy (1.1%)

Basic Energy Services, Inc., 7.125%, 4/15/16	530,000	416
Basic Energy Services, Inc., 11.625%, 8/1/14 144A	165,000	175
CenterPoint Energy, Inc., 6.50%, 5/1/18	380,000	380
Chesapeake Energy Corp., 6.625%, 1/15/16	1,000,000	945
Chesapeake Energy Corp., 7.25%, 12/15/18	420,000	397
Chesapeake Energy Corp., 7.625%, 7/15/13	170,000	169
Chesapeake Energy Corp., 9.50%, 2/15/15	330,000	347
Cimarex Energy Co., 7.125%, 5/1/17	585,000	544
CMS Energy Corp., 6.875%, 12/15/15	1,270,000	1,273
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16 144A	435,000	460
Complete Production Services, Inc., 8.00%, 12/15/16	300,000	273
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	450,000	367
El Paso Corp., 7.00%, 6/15/17	1,110,000	1,088
El Paso Corp., 7.25%, 6/1/18	640,000	629
El Paso Corp., 7.75%, 1/15/32	670,000	614
El Paso Corp., 8.25%, 2/15/16	235,000	241
Forest Oil Corp., 7.25%, 6/15/19	640,000	598
Forest Oil Corp., 8.50%, 2/15/14 144A	235,000	237
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	680,000	680
Key Energy Services, Inc., 8.375%, 12/1/14	675,000	641
Linn Energy LLC, 9.875%, 7/1/18	380,000	386
Linn Energy LLC, 11.75%, 5/15/17 144A	395,000	426
Mariner Energy, Inc., 8.00%, 5/15/17	268,000	245
Mariner Energy, Inc., 11.75%, 6/30/16	330,000	356
Newfield Exploration Co., 6.625%, 4/15/16	850,000	833
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., 10.875%, 6/1/16 144A	165,000	170
OPTI Canada, Inc., 8.25%, 12/15/14	395,000	306
Petrohawk Energy Corp., 7.875%, 6/1/15	300,000	296

Below Investment Grade Segment (7.6%)	Shares/ $ Par	Value $ (000’s)
Energy continued
Petrohawk Energy Corp., 9.125%, 7/15/13	910,000	935
Petrohawk Energy Corp., 10.50%, 8/1/14 144A	185,000	199
Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	350,000	318
Pioneer Natural Resources Co., 6.875%, 5/1/18	1,840,000	1,756
Plains Exploration & Production Co., 7.625%, 6/1/18	260,000	255
Plains Exploration & Production Co., 7.75%, 6/15/15	315,000	313
Plains Exploration & Production Co., 8.625%, 10/15/19	365,000	370
Pride International, Inc., 7.375%, 7/15/14	805,000	825
Pride International, Inc., 8.50%, 6/15/19	435,000	478
Range Resources Corp., 6.375%, 3/15/15	750,000	729
Range Resources Corp., 7.25%, 5/1/18	85,000	83
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	260,000	250
SandRidge Energy, Inc., 9.875%, 5/15/16 144A	435,000	453
Southwestern Energy Co., 7.50%, 2/1/18	490,000	495
Tesoro Corp., 6.50%, 6/1/17	2,615,000	2,367
W&T Offshore, Inc., 8.25%, 6/15/14 144A	620,000	564
Whiting Petroleum Corp., 7.25%, 5/1/13	575,000	574

Total		24,456

Financials (0.8%)

Bank of America Corp., 8.125%, 12/29/49	550,000	489
Capmark Financial Group, Inc., 8.30%, 5/10/17	320,000	73
Crum & Forster Holdings Corp., 7.75%, 5/1/17	562,000	517
E*TRADE Financial Corp., 0.00%, 8/31/19	700,000	1,184
E*TRADE Financial Corp., 7.875%, 12/1/15	755,000	664
General Motors Acceptance Corp., Inc., 6.00%, 12/15/11 144A	1,351,000	1,250
General Motors Acceptance Corp., Inc., 6.875%, 9/15/11	330,000	311
General Motors Acceptance Corp., Inc., 6.875%, 8/28/12	440,000	401
General Motors Acceptance Corp., Inc., 7.25%, 3/2/11	1,415,000	1,360
General Motors Acceptance Corp., Inc., 7.50%, 12/31/13 144A	238,000	208
General Motors Acceptance Corp., Inc., 8.00%, 12/13/18 144A	286,000	216
General Motors Acceptance Corp., Inc., 8.00%, 11/1/31 144A	859,000	691
SLM Corp., 4.50%, 7/26/10	870,000	845
SLM Corp., 5.375%, 1/15/13	80,000	67
SLM Corp., 5.375%, 5/15/14	520,000	398
SLM Corp., 5.45%, 4/25/11	4,560,000	4,301
SLM Corp., 8.45%, 6/15/18	440,000	351
(d) Washington Mutual Bank, 6.75%, 5/20/36	580,000	1
(d) Washington Mutual Bank, 6.875%, 6/15/11	1,115,000	3
Wells Fargo & Co., 7.98%, 3/29/49	570,000	519
Wells Fargo Capital XIII, 7.70%, 12/29/49	2,150,000	1,892
Zions Bancorporation, 7.75%, 9/23/14	665,000	595

Total		16,336

Foods (0.3%)

Chiquita Brands International, 7.50%, 11/1/14	440,000	438
Constellation Brands, Inc., 7.25%, 9/1/16	2,265,000	2,254
Constellation Brands, Inc., 7.25%, 5/15/17	575,000	572
Constellation Brands, Inc., 8.375%, 12/15/14	285,000	297
Dole Food Co., 8.00%, 10/1/16 144A	335,000	336
Dole Food Co., 13.875%, 3/15/14 144A	295,000	346
(d) Pilgrim’s Pride Corp., 7.625%, 5/1/15	255,000	278
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	450,000	457

Below Investment Grade Segment (7.6%)	Shares/ $ Par	Value $ (000’s)
Foods continued
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	580,000	592
Smithfield Foods, Inc., 7.75%, 5/15/13	565,000	503
Smithfield Foods, Inc., 7.75%, 7/1/17	455,000	374
Smithfield Foods, Inc., 10.00%, 7/15/14 144A	395,000	415

Total		6,862

Gaming/Leisure/Lodging (0.7%)

AMC Entertainment, Inc., 8.75%, 6/1/19	435,000	449
AMC Entertainment, Inc., 11.00%, 2/1/16	175,000	186
Caesars Entertainment, Inc., 8.125%, 5/15/11	625,000	606
Cinemark USA, Inc., 8.625%, 6/15/19 144A	165,000	171
Corrections Corp. of America, 7.75%, 6/1/17	510,000	527
Feclor Lodging LP, 10.00%, 10/1/14 144A	335,000	324
Felcor Lodging LP, 8.50%, 6/1/11	750,000	753
Harrah’s Operating Co., 10.00%, 12/15/18 144A	1,046,000	832
Harrah’s Operating Co., 11.25%, 6/1/17 144A	495,000	500
Harrah’s Operating Escrow LLC/Harrah’s Escrow Corp., 11.25%, 6/1/17 144A	655,000	673
Host Hotels & Resorts LP, 7.125%, 11/1/13	820,000	810
Las Vegas Sands Corp., 6.375%, 2/15/15	1,090,000	976
Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 144A	840,000	304
MGM MIRAGE, Inc., 6.75%, 9/1/12	745,000	624
MGM MIRAGE, Inc., 7.50%, 6/1/16	1,100,000	852
MGM MIRAGE, Inc., 8.375%, 2/1/11	620,000	573
MGM MIRAGE, Inc., 10.375%, 5/15/14 144A	330,000	352
MGM MIRAGE, Inc., 11.125%, 11/15/17 144A	460,000	503
Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	675,000	457
Mohegan Tribal Gaming Authority, 8.00%, 4/1/12	210,000	178
Penn National Gaming, Inc., 8.75%, 8/15/19 144A	265,000	266
Pinnacle Entertainment, Inc., 8.625%, 8/1/17 144A	165,000	166
Speedway Motorsports, Inc., 8.75%, 6/1/16 144A	330,000	343
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	435,000	456
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	4,010,000	3,827

Total		15,708

Health Care/Pharmaceuticals (0.5%)

Apria Healthcare Group, Inc., 12.375%, 11/1/14 144A	330,000	352
(c) Biomet, Inc., 10.375%, 10/15/17	785,000	834
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16 144A	410,000	425
CHS/Community Health Systems, Inc., 8.875%, 7/15/15	1,275,000	1,307
DaVita, Inc., 7.25%, 3/15/15	590,000	584
Elan Corp. PLC, 8.75%, 10/15/16 144A	235,000	232
FMC Finance III SA, 6.875%, 7/15/17	325,000	315
Fresenius US Finance II, Inc., 9.00%, 7/15/15 144A	235,000	256
HCA, Inc., 7.875%, 2/15/20 144A	330,000	331
HCA, Inc., 8.50%, 4/15/19 144A	325,000	340
HCA, Inc., 9.25%, 11/15/16	1,795,000	1,856
(c) HCA, Inc., 9.625%, 11/15/16	946,000	984
HCA, Inc., 9.875%, 2/15/17 144A	70,000	74
Health Management Associates, Inc., 6.125%, 4/15/16	590,000	549

Below Investment Grade Segment (7.6%)	Shares/ $ Par	Value $ (000’s)
Health Care/Pharmaceuticals continued
Inverness Medical Innovations, Inc., 7.875%, 2/1/16 144A	200,000	193
Service Corp. International, 6.75%, 4/1/15	195,000	191
Tenet Healthcare Corp., 7.375%, 2/1/13	400,000	396
Tenet Healthcare Corp., 8.875%, 7/1/19 144A	715,000	754
US Oncology, Inc., 9.125%, 8/15/17 144A	395,000	416
Valeant Pharmaceuticals International, 8.375%, 6/15/16 144A	195,000	198
Ventas Realty LP/Ventas Capital Corp., 6.50%, 6/1/16	735,000	713

Total		11,300

Media (0.7%)

(d) CCH I LLC/CCH I Capital Corp., 11.00%, 10/1/15	700,000	130
(d) CCH II LLC/CCH II Capital Corp., 10.25%, 9/15/10	1,050,000	1,177
CSC Holdings, Inc., 7.625%, 4/1/11	895,000	929
CSC Holdings, Inc., 7.875%, 2/15/18	1,005,000	1,025
CSC Holdings, Inc., 8.50%, 4/15/14 144A	150,000	157
CSC Holdings, Inc., 8.625%, 2/15/19 144A	235,000	249
(d) Dex Media West LLC/Dex Media West Finance Co., 8.50%, 8/15/10	325,000	278
(d) Dex Media West LLC/Dex Media West Finance Co., 9.875%, 8/15/13	655,000	118
DISH DBS Corp., 7.125%, 2/1/16	775,000	769
DISH DBS Corp., 7.75%, 5/31/15	610,000	622
DISH DBS Corp., 7.875%, 9/1/19 144A	2,305,000	2,328
Intelsat Corp., 9.25%, 8/15/14	400,000	410
Intelsat Jackson Holdings, Ltd., 11.25%, 6/15/16	395,000	423
Intelsat Subsidiary Holding Co., 8.875%, 1/15/15 144A	70,000	71
Intelsat, Ltd., 7.625%, 4/15/12	470,000	456
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17 144A	165,000	178
Kabel Deutschland GmbH, 10.625%, 7/1/14	215,000	226
Lamar Media Corp., 6.625%, 8/15/15	1,140,000	1,058
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	200,000	202
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19 144A	230,000	236
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	190,000	200
Nielsen Finance LLC/Nielsen Finance Co., 11.625%, 2/1/14	235,000	248
Quebecor Media, Inc., 7.75%, 3/15/16	660,000	653
(d) RH Donnelley, Inc., 11.75%, 5/15/15 144A	435,000	246
Sirius XM Radio, Inc., 9.75%, 9/1/15 144A	65,000	66
Univision Communications, Inc., 12.00%, 7/1/14 144A	295,000	317
Videotron Ltee, 6.875%, 1/15/14	491,000	486
Videotron Ltee, 9.125%, 4/15/18	110,000	119
Virgin Media Finance PLC, 9.50%, 8/15/16	580,000	610
XM Satellite Radio, Inc., 11.25%, 6/15/13 144A	260,000	272

Total		14,259

Real Estate (0.1%)

Colonial Realty LP, 6.05%, 9/1/16	360,000	318
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.125%, 2/15/13	450,000	433
iStar Financial, Inc., 5.15%, 3/1/12	1,580,000	940

Below Investment Grade Segment (7.6%)	Shares/ $ Par	Value $ (000’s)
Real Estate continued
iStar Financial, Inc., 8.625%, 6/1/13	565,000	356

Total		2,047

Services (0.0%)

ARAMARK Corp., 8.50%, 2/1/15	435,000	439

Total		439

Technology (0.2%)

First Data Corp., 9.875%, 9/24/15	775,000	716
Flextronics International, Ltd., 6.50%, 5/15/13	530,000	517
(c) Freescale Semiconductor, Inc., 9.125%, 12/15/14	545,675	377
Iron Mountain, Inc., 7.75%, 1/15/15	470,000	474
Iron Mountain, Inc., 8.00%, 6/15/20	775,000	779
Iron Mountain, Inc., 8.375%, 8/15/21	280,000	288
STATS ChipPAC, Ltd., 7.50%, 7/19/10	360,000	363
Stream Global Services, Inc., 11.25%, 10/1/14 144A	100,000	96
Sungard Data Systems, Inc., 10.625%, 5/15/15 144A	425,000	451
Unisys Corp., 12.75%, 10/15/14 144A	224,000	237
Unisys Corp., 14.25%, 9/15/15 144A	181,000	186

Total		4,484

Telecommunications (0.7%)

CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 144A	435,000	450
(n) Cincinnati Bell, Inc., 8.25%, 10/15/17	605,000	596
Cricket Communications, Inc., 7.75%, 5/15/16 144A	655,000	665
Cricket Communications, Inc., 10.00%, 7/15/15	255,000	262
Crown Castle International Corp., 9.00%, 1/15/15	120,000	126
Frontier Communications Corp., 8.125%, 10/1/18	500,000	503
Frontier Communications Corp., 8.25%, 5/1/14	545,000	561
Frontier Communications Corp., 9.00%, 8/15/31	970,000	951
MetroPCS Wireless, Inc., 9.25%, 11/1/14	590,000	603
Nextel Communications, Inc., 6.875%, 10/31/13	475,000	441
Qwest Communications International, Inc., 8.00%, 10/1/15 144A	500,000	499
Qwest Corp., 6.50%, 6/1/17	750,000	705
Qwest Corp., 7.625%, 6/15/15	415,000	420
Qwest Corp., 8.375%, 5/1/16 144A	330,000	342
SBA Telecommunications, Inc., 8.00%, 8/15/16 144A	330,000	337
SBA Telecommunications, Inc., 8.25%, 8/15/19 144A	230,000	237
Sprint Capital Corp., 6.90%, 5/1/19	880,000	788
Sprint Capital Corp., 8.375%, 3/15/12	2,695,000	2,783
Sprint Nextel Corp., 6.00%, 12/1/16	860,000	768
Sprint Nextel Corp., 8.375%, 8/15/17	665,000	662
Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	660,000	744
Windstream Corp., 7.00%, 3/15/19	500,000	467
Windstream Corp., 7.875%, 11/1/17 144A	135,000	134
Windstream Corp., 8.625%, 8/1/16	865,000	884

Total		14,928

Transportation (0.1%)

Kansas City Southern de Mexico SAB de CV, 7.375%, 6/1/14	1,500,000	1,455

Below Investment Grade Segment (7.6%)	Shares/ $ Par	Value $ (000’s)
Transportation continued
Stena AB, 7.50%, 11/1/13	200,000	185

Total		1,640

Utilities (0.6%)

The AES Corp., 7.75%, 10/15/15	795,000	799
The AES Corp., 8.00%, 10/15/17	500,000	503
The AES Corp., 8.00%, 6/1/20	405,000	402
CMS Energy Corp., 8.75%, 6/15/19	130,000	141
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,000,000	914
Dynegy Holdings, Inc., 7.50%, 6/1/15	730,000	675
Dynegy Holdings, Inc., 7.75%, 6/1/19	485,000	414
Dynegy Holdings, Inc., 8.375%, 5/1/16	1,075,000	1,005
Edison Mission Energy, 7.00%, 5/15/17	765,000	639
Edison Mission Energy, 7.20%, 5/15/19	1,225,000	992
Elwood Energy LLC, 8.159%, 7/5/26	503,535	444
Energy Future Holdings Corp., 10.875%, 11/1/17	670,000	506
Indiantown Cogeneration LP, 9.77%, 12/15/20	1,280,000	1,257
Mirant Americas Generation LLC, 8.50%, 10/1/21	1,215,000	1,057
NRG Energy, Inc., 7.25%, 2/1/14	500,000	491
NRG Energy, Inc., 7.375%, 2/1/16	130,000	126
NRG Energy, Inc., 7.375%, 1/15/17	490,000	474
RRI Energy, Inc., 7.625%, 6/15/14	495,000	486
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	2,285,000	1,645

Total		12,970

Total Below Investment Grade Segment (Cost: $165,273)		165,360

Short-Term Investments (18.4%)

Autos (0.4%)

American Honda Finance Corp., 1.204%, 8/13/10 144A	10,000,000	9,989

Total		9,989

Commercial Banks Non-US (0.5%)

Bank of Scotland PLC, 0.271%, 10/9/09 144A	3,000,000	2,999
Barclays US Funding Corp., 0.76%, 1/4/10	7,000,000	6,995

Total		9,994

Federal Government & Agencies (1.4%)

Federal Home Loan Bank, 0.23%, 10/13/09	30,000,000	29,998
Federal Home Loan Bank, 1.05%, 2/10/10	2,400,000	2,406

Total		32,404

Finance Lessors (1.8%)

Gemini Securitization Corp. LLC, 0.21%, 11/12/09	10,000,000	9,998
Gemini Securitization Corp. LLC, 0.30%, 10/16/09	10,000,000	9,999
Kitty Hawk Funding Corp., 0.22%, 11/5/09	10,000,000	9,998

Short-Term Investments (18.4%)	Shares/ $ Par	Value $ (000’s)
Finance Lessors continued
Kitty Hawk Funding Corp., 0.30%, 10/19/09	10,000,000	9,998

Total		39,993

Finance Services (3.7%)

Alpine Securitization Corp., 0.20%, 10/9/09	20,000,000	19,999
Barton Capital LLC, 0.21%, 11/3/09	10,000,000	9,998
Barton Capital LLC, 0.26%, 10/5/09	10,000,000	10,000
Ciesco LLC, 0.25%, 12/3/09	10,000,000	9,991
Ciesco LLC, 0.40%, 10/26/09	10,000,000	9,997
Liberty Street Funding LLC, 0.20%, 11/2/09	10,000,000	9,998
(k) Liberty Street Funding LLC, 0.31%, 10/13/09	10,000,000	9,999

Total		79,982

Food Processors (0.3%)

(k) Kellogg Co., 0.25%, 10/1/09	2,000,000	2,000
Kellogg Co., 0.25%, 10/2/09	5,000,000	5,000

Total		7,000

Miscellaneous Business Credit Institutions (0.9%)

Park Avenue Receivables Corp., 0.19%, 10/8/09	10,000,000	9,999
Park Avenue Receivables Corp., 0.20%, 11/9/09	10,000,000	9,998

Total		19,997

Oil and Gas (1.1%)

(b) Devon Energy Corp., 0.20%, 10/1/09	4,380,000	4,380
Sempra Global, 0.20%, 10/13/09	10,000,000	9,999
Sempra Global, 0.23%, 10/9/09	10,000,000	10,000

Total		24,379

Personal Credit Institutions (3.7%)

(b) Bryant Park Funding LLC, 0.19%, 10/26/09	10,000,000	9,998
(b) Bryant Park Funding LLC, 0.20%, 10/15/09	10,000,000	9,999
(b) HSBC Finance Corp., 0.20%, 10/13/09	10,000,000	9,999
(b) HSBC Finance Corp., 0.20%, 10/23/09	10,000,000	9,999
(b) Old Line Funding LLC, 0.20%, 10/2/09	20,000,000	20,000
(b) Thunder Bay Funding LLC, 0.19%, 10/5/09	10,000,000	10,000
(b) Thunder Bay Funding LLC, 0.20%, 10/6/09	10,000,000	10,000

Total		79,995

Short-Term Investments (18.4%)	Shares/ $ Par	Value $ (000’s)
Short Term Business Credit (3.7%)
(b) Atlantic Asset Securitization LLC, 0.22%, 11/4/09	10,000,000	9,998
(b) Atlantic Asset Securitization LLC, 0.26%, 10/6/09	10,000,000	10,000
(b) Falcon Asset Securitization Co. LLC, 0.19%, 10/9/09	10,000,000	9,999
(b) Falcon Asset Securitization Co. LLC, 0.20%, 10/7/09	10,000,000	10,000
(b) Ranger Funding Co. LLC, 0.20%, 10/23/09	20,000,000	19,997
(b) Sheffield Receivables Corp., 0.25%, 10/28/09	10,000,000	9,998
(b) Sheffield Receivables Corp., 0.26%, 10/6/09	10,000,000	10,000

Total		79,992

Telecommunications (0.9%)

(b) Vodafone Group PLC, 0.25%, 10/1/09	20,000,000	20,000

Total		20,000

Total Short-Term Investments (Cost: $403,727)		403,725

Total Investments (99.2%) (Cost: $2,091,571)(a)		2,165,273

Other Assets, Less Liabilities (0.8%)		18,676

Net Assets (100.0%)		2,183,949

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009 the value of these securities (in thousands) was, $106,321 representing 4.87% of the net assets.

IO — Interest Only Security

RB — Revenue Bond

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $2,091,571 and the net unrealized appreciation of investments based on that cost was $73,702 which is comprised of $158,899 aggregate gross unrealized appreciation and $85,197 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long) (Total Notional Value at September 30, 2009, $11,832)	35	12/09	$229
Russell 2000 Mini Index Futures (Long) (Total Notional Value at September 30, 2009, $4,252)	72	12/09	89
S&P 500 Index Futures (Long) (Total Notional Value at September 30, 2009, $120,056)	463	12/09	1,815
US Five Year Note Commodity (Long) (Total Notional Value at September 30, 2009, $33,234)	290	12/09	432
US Long Bond (CBT) Commodity (Long) (Total Notional Value at September 30, 2009, $5,560)	47	12/09	144
US Ten Year Treasury Note (Short) (Total Notional Value at September 30, 2009, $95,320)	816	12/09	(1,238)
US Two Year Treasury Note (Long) (Total Notional Value at September 30, 2009, $44,464)	206	12/09	231

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(g)	All or portion of the securities have been loaned.

(j)	Swap agreements outstanding on September 30, 2009

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Barclays Bank PLC	iShares MSCI Emerging Markets Index	3 Month USD LIBOR -30 Basis Points (Bps)	iShares MSCI Emerging Markets Index Total Return	8/10	38,616	$4,186
Credit Suisse International	Russell 1000 Value Index	3 Month USD LIBOR -25 Bps	Russell 1000 Value Index Total Return	5/10	67,506	4,238
Credit Suisse International	Russell 2000 Value Index	3 Month USD LIBOR -90 Bps	Russell 2000 Value Index Total Return	5/10	13,587	963
Credit Suisse International	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	3 Month USD LIBOR -45 Bps	5/10	66,574	(3,820)
Credit Suisse International	Russell 2000 Growth Index	Russell 2000 Growth Index Total Return	3 Month USD LIBOR -130 Bps	5/10	13,533	(938)

Goldman Sachs International	MSCI Daily Net EAFE Index	3 Month USD LIBOR -25 Bps	MSCI Daily Net EAFE Index Total Return	8/10	125,001	10,800
Goldman Sachs International	Russell Midcap Value Index	3 Month USD LIBOR -5 Bps	Russell Midcap Value Index Total Return	5/10	79,522	7,006
Goldman Sachs International	Russell Midcap Growth Index	Russell Midcap Growth Index Total Return	3 Month USD LIBOR -35 Bps	5/10	77,817	(5,689)
JPMorgan Chase	Russell 1000 Value Index	3 Month USD LIBOR -40 Bps	Russell 1000 Value Index Total Return	5/10	112,511	7,063
JPMorgan Chase	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	3 Month USD LIBOR -60 Bps	5/10	110,956	(6,367)
JPMorgan Chase	Russell 2000 Growth Biotechnology Industry Index	3 Month USD LIBOR -120 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	12/09	994	23

						$17,465

(k)	Cash or securities with an aggregate value of $18,309 (in thousands) have been pledged as collateral for swap contracts outstanding on September 30, 2009.

(l)	As of September 30, 2009 portfolio securities with an aggregate value of $19 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(n)	At September 30, 2009 portfolio securities with an aggregate value of $6,418 (in thousands) were valued with reference to securities whose values are more readily available.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$726,168	$—	$—
Foreign Common Stocks -
Information Technology	—	19	—
Other Holdings	55,794	—	—
Preferred Stocks	124	—	—
US Government & Agency Bonds	—	104,298	—
Municipal Bonds	—	1,379	—
Corporate Bonds	—	408,018	—
Structured Products	—	478,350	386
Short-Term Instruments	—	390,737	—
Other Financial Instruments^	1,702	17,465	—

Total	$783,788	$1,400,266	$386

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio

Schedule of Investments

September 30, 2009 (unaudited)

Domestic Common Stocks and Warrants (46.9%)	Shares/ $ Par	Value $ (000’s)

Large Cap Common Stocks (31.2%)

Consumer Discretionary (2.6%)

Abercrombie & Fitch Co. - Class A	9,500	312
* Amazon.com, Inc.	4,200	392
Coach, Inc.	5,700	188
Comcast Corp. - Class A	22,350	378
Johnson Controls, Inc.	19,600	501
* Kohl’s Corp.	16,200	924
Lowe’s Cos., Inc.	20,400	427
McDonald’s Corp.	8,700	497
NIKE, Inc. - Class B	12,000	776
Omnicom Group, Inc.	14,700	543
Staples, Inc.	3,100	72
Starwood Hotels & Resorts Worldwide, Inc.	7,600	251
Target Corp.	11,600	542

Total		5,803

Consumer Staples (4.8%)

Avon Products, Inc.	10,900	370
The Coca-Cola Co.	12,600	677
Costco Wholesale Corp.	8,900	502
CVS Caremark Corp.	38,005	1,358
* Energizer Holdings, Inc.	6,800	451
General Mills, Inc.	8,600	554
H.J. Heinz Co.	13,200	525
* Hansen Natural Corp.	6,400	235
The Kroger Co.	25,300	522
PepsiCo, Inc.	25,700	1,508
Philip Morris International, Inc.	27,600	1,345
The Procter & Gamble Co.	24,900	1,442
Wal-Mart Stores, Inc.	29,900	1,468

Total		10,957

Energy (1.7%)

Exxon Mobil Corp.	8,800	604
Halliburton Co.	14,800	401
Hess Corp.	6,700	358
Occidental Petroleum Corp.	5,700	447
Schlumberger, Ltd.	11,100	662
* Southwestern Energy Co.	17,200	734
* Transocean, Ltd.	4,100	351
* Weatherford International, Ltd.	18,100	375

Total		3,932

Financials (1.5%)

American Express Co.	9,100	308
Bank of America Corp.	27,900	472
CME Group, Inc. - Class A	1,100	339
The Goldman Sachs Group, Inc.	4,600	848

Domestic Common Stocks and Warrants (46.9%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Morgan Stanley	2,500	77
Prudential Financial, Inc.	5,000	250
State Street Corp.	14,000	736
T. Rowe Price Group, Inc.	8,000	366

Total		3,396

Health Care (5.5%)

Abbott Laboratories	17,500	866
Allergan, Inc.	11,200	636
* Amgen, Inc.	13,500	813
Baxter International, Inc.	21,084	1,202
* Celgene Corp.	27,800	1,554
* Express Scripts, Inc.	23,000	1,784
* Gilead Sciences, Inc.	21,900	1,020
Johnson & Johnson	16,000	974
* Medco Health Solutions, Inc.	17,200	951
Schering-Plough Corp.	27,100	766
* St. Jude Medical, Inc.	10,400	406
Teva Pharmaceutical Industries, Ltd., ADR	11,400	576
* Thermo Fisher Scientific, Inc.	14,300	625
UnitedHealth Group, Inc.	13,900	348

Total		12,521

Industrials (2.8%)

Danaher Corp.	10,200	687
Deere & Co.	12,300	528
FedEx Corp.	7,500	564
* First Solar, Inc.	1,800	275
Honeywell International, Inc.	20,900	776
Lockheed Martin Corp.	4,200	328
Norfolk Southern Corp.	8,700	375
PACCAR, Inc.	10,600	400
Precision Castparts Corp.	5,300	540
Raytheon Co.	7,900	379
Union Pacific Corp.	10,700	624
United Technologies Corp.	13,000	792

Total		6,268

Information Technology (9.8%)

Accenture PLC - Class A	8,800	328
* Activision Blizzard, Inc.	18,600	230
* Adobe Systems, Inc.	9,900	327
* Agilent Technologies, Inc.	11,100	309
Altera Corp.	12,000	246
Analog Devices, Inc.	8,200	226
* Apple, Inc.	11,000	2,039
Automatic Data Processing, Inc.	7,000	275
* BMC Software, Inc.	6,400	240
* Broadcom Corp. - Class A	9,100	279
CA, Inc.	10,000	220

Domestic Common Stocks and Warrants (46.9%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
* Cisco Systems, Inc.	81,400	1,916
* Cognizant Technology Solutions Corp. - Class A	19,700	762
Corning, Inc.	23,200	355
* Dell, Inc.	25,100	383
* Fiserv, Inc.	4,700	227
* Google, Inc. - Class A	3,200	1,587
Hewlett-Packard Co.	24,400	1,152
Intel Corp.	47,800	935
International Business Machines Corp.	16,800	2,009
* Intuit, Inc.	7,400	211
* Juniper Networks, Inc.	19,500	527
Linear Technology Corp.	8,400	232
MasterCard, Inc. - Class A	1,200	243
Microsoft Corp.	99,800	2,584
* NetApp, Inc.	9,500	254
Oracle Corp.	48,600	1,013
Paychex, Inc.	8,000	232
QUALCOMM, Inc.	21,800	981
* Symantec Corp.	14,700	242
Texas Instruments, Inc.	19,300	457
Visa, Inc. - Class A	6,200	429
Western Union Co.	21,600	409
* Yahoo!, Inc.	17,200	306

Total		22,165

Materials (1.4%)

Ecolab, Inc.	7,600	351
Freeport-McMoRan Copper & Gold, Inc.	5,200	357
Monsanto Co.	11,200	867
Nucor Corp.	7,000	329
Potash Corp. of Saskatchewan, Inc.	3,400	307
Praxair, Inc.	12,800	1,046

Total		3,257

Other Holdings (0.5%)

iShares Russell 1000 Growth Index Fund	26,300	1,218

Total		1,218

Telecommunication Services (0.4%)

* American Tower Corp. - Class A	23,800	866

Total		866

Utilities (0.2%)

Exelon Corp.	8,000	397

Total		397

Total Large Cap Common Stocks		70,780

Mid Cap Common Stocks (10.0%)

Consumer Discretionary (1.7%)

* Apollo Group, Inc. - Class A	2,100	155
* Chico’s FAS, Inc.	14,400	187

Domestic Common Stocks and Warrants (46.9%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary continued
* Collective Brands, Inc.	18,200	315
DeVry, Inc.	11,100	614
* Dollar Tree, Inc.	11,700	570
* Focus Media Holding, Ltd., ADR	3,400	38
* GameStop Corp. - Class A	20,300	537
International Game Technology	7,900	170
The McGraw-Hill Cos., Inc.	19,500	490
* O’Reilly Automotive, Inc.	14,100	510
* Penn National Gaming, Inc.	3,800	105
* Wynn Resorts, Ltd.	1,700	120

Total		3,811

Consumer Staples (0.2%)

The J.M. Smucker Co.	4,200	223
Mead Johnson Nutrition Co. - Class A	5,000	225

Total		448

Energy (0.9%)

* Cameron International Corp.	10,700	405
* Petrohawk Energy Corp.	28,400	687
Range Resources Corp.	6,100	301
* SandRidge Energy, Inc.	25,300	328
Smith International, Inc.	8,000	230

Total		1,951

Financials (1.0%)

Assured Guaranty, Ltd.	15,200	295
* IntercontinentalExchange, Inc.	1,815	176
* Investment Technology Group, Inc.	7,600	212
* MBIA, Inc.	18,500	144
Moody’s Corp.	3,800	78
Northern Trust Corp.	6,400	372
Raymond James Financial, Inc.	21,650	504
SEI Investments Co.	11,100	219
Synovus Financial Corp.	51,800	194
W.R. Berkley Corp.	5,200	132

Total		2,326

Health Care (0.9%)

Aetna, Inc.	3,600	100
* Cerner Corp.	5,600	419
* Charles River Laboratories International, Inc.	7,200	266
* DaVita, Inc.	8,450	479
* Immucor, Inc.	22,476	398
* Mettler-Toledo International, Inc.	4,300	389

Total		2,051

Industrials (2.0%)

C.H. Robinson Worldwide, Inc.	4,350	251
* Corrections Corp. of America	24,900	564
Cummins, Inc.	14,600	654
Dover Corp.	6,500	252

Domestic Common Stocks and Warrants (46.9%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
Expeditors International of Washington, Inc.	12,700	446
* Foster Wheeler AG	20,500	654
* FTI Consulting, Inc.	3,200	136
Harsco Corp.	3,700	131
J.B. Hunt Transport Services, Inc.	11,000	354
L-3 Communications Holdings, Inc.	3,100	249
MSC Industrial Direct Co., Inc. - Class A	8,200	357
Ritchie Bros. Auctioneers, Inc.	11,400	280
Robert Half International, Inc.	9,500	238
Roper Industries, Inc.	879	45

Total		4,611

Information Technology (2.8%)

* Alliance Data Systems Corp.	11,100	678
Amphenol Corp. - Class A	20,800	784
* Citrix Systems, Inc.	6,000	235
FactSet Research Systems, Inc.	4,200	278
Global Payments, Inc.	7,800	364
Intersil Corp. - Class A	29,100	446
KLA-Tencor Corp.	12,600	452
* Marvell Technology Group, Ltd.	18,700	303
* McAfee, Inc.	11,200	490
Microchip Technology, Inc.	10,000	265
* NeuStar, Inc. - Class A	7,500	170
Seagate Technology	21,900	333
* Sybase, Inc.	1,700	66
* Varian Semiconductor Equipment Associates, Inc.	9,200	302
* VeriFone Holdings, Inc.	16,600	264
Xilinx, Inc.	26,800	628
* Zebra Technologies Corp. - Class A	11,119	288

Total		6,346

Materials (0.3%)

Martin Marietta Materials, Inc.	1,500	138
* Owens-Illinois, Inc.	12,900	476
Titanium Metals Corp.	14,500	139

Total		753

Utilities (0.2%)

EQT Corp.	9,400	400

Total		400

Total Mid Cap Common Stocks		22,697

Small Cap Common Stocks (5.7%)

Consumer Discretionary (0.9%)

* American Public Education, Inc.	2,850	99
* Bally Technologies, Inc.	1,850	71
* Buffalo Wild Wings, Inc.	2,300	96
* Carter’s, Inc.	6,000	160
* Coinstar, Inc.	1,800	59

Domestic Common Stocks and Warrants (46.9%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary continued
* Grand Canyon Education, Inc.	2,800	50
Guess?, Inc.	5,100	189
* Jack in the Box, Inc.	18,800	385
* LKQ Corp.	10,100	187
* Lumber Liquidators, Inc.	10,350	225
Monro Muffler Brake, Inc.	6,500	207
* New Oriental Education & Technology Group, Inc., ADR	900	72
* P.F. Chang’s China Bistro, Inc.	1,350	46
* Ulta Salon, Cosmetics & Fragrance, Inc.	10,650	176

Total		2,022

Consumer Staples (0.2%)

Alberto-Culver Co.	5,800	161
Flowers Foods, Inc.	7,050	185
* TreeHouse Foods, Inc.	4,444	158

Total		504

Energy (0.3%)

* Arena Resources, Inc.	5,600	199
* Carrizo Oil & Gas, Inc.	6,200	152
* Contango Oil & Gas Co.	1,800	92
* EXCO Resources, Inc.	9,750	182
* Whiting Petroleum Corp.	2,450	141

Total		766

Financials (0.4%)

Boston Private Financial Holdings, Inc.	25,450	166
Digital Realty Trust, Inc.	3,778	173
Janus Capital Group, Inc.	7,980	113
* KBW, Inc.	3,541	114
* MF Global, Ltd.	8,050	58
MFA Financial, Inc.	18,800	150
* Portfolio Recovery Associates, Inc.	4,646	210

Total		984

Health Care (1.2%)

* Allscripts Healthcare Solutions, Inc.	5,850	119
* Amedisys, Inc.	1,250	55
* athenahealth, Inc.	3,750	144
* CardioNet, Inc.	5,400	36
* Clarient, Inc.	26,350	111
Computer Programs and Systems, Inc.	650	27
* Conceptus, Inc.	3,050	57
* Dexcom, Inc.	9,259	73
* Genoptix, Inc.	4,058	141
* Illumina, Inc.	4,600	195
* IPC The Hospitalist Co.	6,665	210
* Masimo Corp.	4,443	116
* Nektar Therapeutics	6,900	67
* NuVasive, Inc.	3,150	132
* Obagi Medical Products, Inc.	6,700	78
* Psychiatric Solutions, Inc.	32,000	856

Domestic Common Stocks and Warrants (46.9%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
Quality Systems, Inc.	1,550	95
* Quidel Corp.	4,150	67
* Thoratec Corp.	7,651	232

Total		2,811

Industrials (1.0%)

* Allegiant Travel Co.	1,350	51
* Astec Industries, Inc.	1,950	50
Badger Meter, Inc.	1,950	75
* GrafTech International, Ltd.	8,000	118
* Hub Group, Inc. - Class A	6,650	152
* ICF International, Inc.	4,800	146
Knight Transportation, Inc.	21,049	353
* Orion Marine Group, Inc.	5,350	110
Oshkosh Corp.	4,200	130
Regal-Beloit Corp.	10,350	473
* SmartHeat, Inc.	5,100	61
Snap-on, Inc.	2,150	75
* Tetra Tech, Inc.	3,900	103
* TransDigm Group, Inc.	3,500	174
* WESCO International, Inc.	3,750	108

Total		2,179

Information Technology (1.4%)

* Advanced Energy Industries, Inc.	14,691	209
* ArcSight, Inc.	10,250	247
* Atheros Communications, Inc.	5,700	151
* CommScope, Inc.	3,250	97
* Comtech Telecommunications Corp.	3,900	130
* Concur Technologies, Inc.	2,250	89
* CyberSource Corp.	8,450	141
* DealerTrack Holdings, Inc.	4,200	79
* DG Fastchannel, Inc.	4,800	101
* Diodes, Inc.	6,600	119
* F5 Networks, Inc.	2,700	107
* j2 Global Communications, Inc.	4,500	104
* Mellanox Technologies, Ltd.	11,950	196
* Microsemi Corp.	7,450	118
* MKS Instruments, Inc.	5,700	110
* Netlogic Microsystems, Inc.	1,400	63
* OpenTable, Inc.	2,500	69
* Rosetta Stone, Inc.	1,247	29
* Rubicon Technology, Inc.	7,201	107
* Solarwinds, Inc.	6,213	137
* Switch and Data Facilities Co., Inc.	12,782	174
* Synchronoss Technologies, Inc.	7,450	93
* Taleo Corp. - Class A	4,600	104
* Unisys Corp.	3,857	10
* VanceInfo Technologies, Inc., ADR	7,945	154
* VistaPrint NV	2,650	134

Total		3,072

Materials (0.1%)

* Calgon Carbon Corp.	3,400	51

Domestic Common Stocks and Warrants (46.9%)		Shares/ $ Par	Value $ (000’s)
Materials continued
* Intrepid Potash, Inc.		2,900	68

Total			119

Other Holdings (0.2%)

* iShares Nasdaq Biotechnology Index Fund		1,500	122
SPDR Metals & Mining ETF		5,900	269

Total			391

Utilities (0.0%)

ITC Holdings Corp.		2,200	100

Total			100

Total Small Cap Common Stocks			12,948

Total Domestic Common Stocks and Warrants (Cost: $97,807)			106,425

Foreign Common Stocks (2.3%)	Country

Information Technology (0.0%)

* Gresham Computing PLC	United Kingdom	7,271	4

Total			4

Other Holdings (2.3%)

iShares MSCI EAFE Index Fund	United States	93,000	5,087

Total			5,087

Total Foreign Common Stocks (Cost: $4,757)			5,091

Preferred Stocks (0.0%)

Finance Services (0.0%)

Preferred Blocker, Inc., 7.00%, 12/31/49 144A		28	16

Total Preferred Stocks (Cost: $7)			16

Investment Grade Segment (6.0%)

Aerospace/Defense (0.0%)

BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A		15,000	16
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A		10,000	11
General Dynamics Corp., 4.25%, 5/15/13		55,000	58

Total			85

Auto Manufacturing (0.0%)

Daimler Finance North America LLC, 8.50%, 1/18/31		20,000	24

Total			24

Banking (1.5%)

BA Covered Bond Issuer, 5.50%, 6/14/12 144A		195,000	201
Bank of America Corp., 5.75%, 12/1/17		20,000	20

Investment Grade Segment (6.0%)	Shares/ $ Par	Value $ (000’s)
Banking continued
The Bank of New York Mellon Corp., 5.125%, 8/27/13	15,000	16
Bank One Corp., 5.25%, 1/30/13	235,000	248
Barclays Bank PLC, 6.05%, 12/4/17 144A	15,000	15
Citigroup, Inc., 5.125%, 5/5/14	120,000	119
Countrywide Financial Corp., 5.80%, 6/7/12	40,000	42
Countrywide Home Loans, Inc., 4.00%, 3/22/11	55,000	56
Credit Suisse Guernsey, Ltd., 5.86%, 5/29/49	5,000	4
Deutsche Bank Capital Funding Trust VII, 5.628%, 1/19/16 144A	60,000	44
Fifth Third Bancorp, 8.25%, 3/1/38	25,000	23
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	5,000	5
The Goldman Sachs Group, Inc., 6.00%, 5/1/14	140,000	152
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	5,000	5
HSBC USA, Inc., 3.125%, 12/16/11	140,000	145
JPMorgan Chase & Co., 6.30%, 4/23/19	15,000	16
JPMorgan Chase & Co., 7.90%, 1/30/49	85,000	82
(d) Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	35,000	6
(d) Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	25,000	4
M&I Marshall & Ilsley Bank, 5.25%, 9/4/12	250,000	222
Mellon Funding Corp., 6.375%, 2/15/10	260,000	264
Merrill Lynch & Co., 6.22%, 9/15/26	20,000	19
Merrill Lynch & Co., 6.40%, 8/28/17	120,000	122
Morgan Stanley, 2.00%, 9/22/11	140,000	142
Morgan Stanley, 5.375%, 10/15/15	100,000	103
Morgan Stanley, 6.25%, 8/9/26	50,000	52
Morgan Stanley, 7.30%, 5/13/19	5,000	6
State Street Bank and Trust Co., 5.30%, 1/15/16	250,000	258
SunTrust Bank, 3.00%, 11/16/11	140,000	145
Swedbank AB, 2.90%, 1/14/13 144A	500,000	505
U.S. Bancorp, 4.20%, 5/15/14	20,000	21
UnionBanCal Corp., 5.25%, 12/16/13	50,000	50
Wells Fargo & Co., 3.75%, 10/1/14	5,000	5
Wells Fargo & Co., 4.375%, 1/31/13	200,000	207
Westpac Banking Corp., 4.20%, 2/27/15	20,000	20
Zions Bancorporation, 5.50%, 11/16/15	125,000	96

Total		3,440

Basic Materials (0.1%)

ArcelorMittal, 9.85%, 6/1/19	90,000	106
The Mosaic Co., 7.625%, 12/1/16 144A	40,000	43

Total		149

Beverage/Bottling (0.2%)

Anheuser-Busch Cos., Inc., 4.50%, 4/1/18	5,000	5
Anheuser-Busch Cos., Inc., 5.75%, 4/1/36	15,000	15
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 144A	70,000	92
Bottling Group LLC, 4.625%, 11/15/12	35,000	38
Bottling Group LLC, 5.125%, 1/15/19	20,000	21
Bottling Group LLC, 5.50%, 4/1/16	65,000	71
Diageo Capital PLC, 4.375%, 5/3/10	45,000	46
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18	35,000	40
Dr Pepper Snapple Group, Inc., 7.45%, 5/1/38	30,000	37
PepsiCo, Inc., 3.75%, 3/1/14	10,000	10
PepsiCo, Inc., 4.65%, 2/15/13	20,000	22
PepsiCo, Inc., 5.00%, 6/1/18	25,000	27
PepsiCo, Inc., 7.90%, 11/1/18	35,000	44

Total		468

Building Products (0.0%)

CRH America, Inc., 6.00%, 9/30/16	40,000	41
CRH America, Inc., 8.125%, 7/15/18	50,000	56

Total		97

Investment Grade Segment (6.0%)	Shares/ $ Par	Value $ (000’s)
Cable/Media/Broadcasting/Satellite (0.2%)

CBS Corp., 6.625%, 5/15/11	8,000	8
Comcast Corp., 4.95%, 6/15/16	40,000	41
Cox Communications, Inc., 4.625%, 1/15/10	45,000	45
Gannett Co., 8.75%, 11/15/14 144A	25,000	25
Gannett Co., 9.375%, 11/15/17 144A	40,000	39
Historic TW, Inc., 6.625%, 5/15/29	90,000	92
Historic TW, Inc., 6.875%, 6/15/18	10,000	11
News America, Inc., 5.65%, 8/15/20 144A	15,000	15
News America, Inc., 6.90%, 8/15/39 144A	10,000	11
Rogers Cable, Inc., 6.25%, 6/15/13	10,000	11
TCI Communications, Inc., 8.75%, 8/1/15	60,000	72
Time Warner Cable, Inc., 5.40%, 7/2/12	40,000	43
Time Warner Cable, Inc., 6.75%, 7/1/18	10,000	11
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	55,000	66

Total		490

Conglomerate/Diversified Manufacturing (0.1%)

Bemis Co., Inc., 6.80%, 8/1/19	5,000	6
The Dow Chemical Co., 5.70%, 5/15/18	5,000	5
The Dow Chemical Co., 7.60%, 5/15/14	40,000	44
Monsanto Co., 5.125%, 4/15/18	5,000	5
United Technologies Corp., 6.35%, 3/1/11	60,000	64

Total		124

Consumer Products (0.0%)

Colgate-Palmolive Co., 4.20%, 5/15/13	15,000	16
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	43

Total		59

Electric Utilities (1.0%)

Ameren Corp., 8.875%, 5/15/14	15,000	17
Arizona Public Service Co., 8.75%, 3/1/19	10,000	12
Bruce Mansfield Unit, 6.85%, 6/1/34	29,753	30
Carolina Power & Light, Inc., 5.15%, 4/1/15	25,000	27
Carolina Power & Light, Inc., 6.50%, 7/15/12	20,000	22
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	15,000	16
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	15,000	17
Commonwealth Edison Co., 5.95%, 8/15/16	5,000	5
Commonwealth Edison Co., 6.15%, 9/15/17	5,000	6
Connecticut Light and Power Co., 5.65%, 5/1/18	10,000	11
Consolidated Natural Gas Co., 5.00%, 12/1/14	130,000	138
DTE Energy Co., 6.375%, 4/15/33	5,000	5
DTE Energy Co., 7.05%, 6/1/11	120,000	128
Duke Energy Corp., 6.25%, 6/15/18	5,000	5
Entergy Louisiana LLC, 6.50%, 9/1/18	25,000	27
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	54
Exelon Generation Co. LLC, 6.20%, 10/1/17	60,000	65
Florida Power Corp., 6.40%, 6/15/38	20,000	24
Indiana Michigan Power Co., 5.05%, 11/15/14	160,000	165
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	43,096	43
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	100,000	94
MidAmerican Energy Holdings Co., 5.95%, 5/15/37	15,000	16
Monongahela Power Co., 5.70%, 3/15/17 144A	45,000	45
Nevada Power Co., 5.875%, 1/15/15	115,000	123
Nevada Power Co., 5.95%, 3/15/16	10,000	11
Niagara Mohawk Power Corp., 4.881%, 8/15/19 144A	40,000	41

Investment Grade Segment (6.0%)	Shares/ $ Par	Value $ (000’s)
Electric Utilities continued
Ohio Edison Co., 6.875%, 7/15/36	5,000	6
Oncor Electric Delivery Co., 7.00%, 9/1/22	15,000	17
Pacific Gas & Electric Co., 4.80%, 3/1/14	5,000	5
Pacific Gas & Electric Co., 5.625%, 11/30/17	10,000	11
Potomac Electric Power Co., 6.50%, 11/15/37	5,000	6
PPL Electric Utilities Corp., 4.30%, 6/1/13	125,000	129
PPL Energy Supply LLC, 6.50%, 5/1/18	10,000	11
Progress Energy, Inc., 6.85%, 4/15/12	60,000	65
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	106
Puget Sound Energy, Inc., 6.274%, 3/15/37	60,000	65
San Diego Gas & Electric Co., 5.30%, 11/15/15	15,000	16
San Diego Gas & Electric Co., 6.125%, 9/15/37	10,000	12
Sempra Energy, 6.50%, 6/1/16	10,000	11
Sierra Pacific Power Co., 6.75%, 7/1/37	30,000	33
South Carolina Electric & Gas Co., 6.05%, 1/15/38	15,000	17
Southern California Edison Co., 5.625%, 2/1/36	5,000	5
Southern Co., 4.15%, 5/15/14	5,000	5
Tampa Electric Co., 6.10%, 5/15/18	125,000	135
Tampa Electric Co., 6.15%, 5/15/37	25,000	27
Tampa Electric Co., 6.55%, 5/15/36	30,000	34
The Toledo Edison Co., 6.15%, 5/15/37	75,000	78
Union Electric Co., 6.40%, 6/15/17	10,000	11
Union Electric Co., 6.70%, 2/1/19	10,000	11
Virginia Electric and Power Co., 5.25%, 12/15/15	210,000	226

Total		2,189

Electronics (0.0%)

Cisco Systems, Inc., 5.90%, 2/15/39	25,000	27

Total		27

Food Processors (0.2%)

ConAgra Foods, Inc., 5.875%, 4/15/14	50,000	55
ConAgra Foods, Inc., 7.00%, 4/15/19	50,000	59
General Mills, Inc., 5.25%, 8/15/13	10,000	11
General Mills, Inc., 5.65%, 2/15/19	20,000	22
General Mills, Inc., 5.70%, 2/15/17	55,000	60
H.J. Heinz Co., 5.35%, 7/15/13	90,000	97
Kellogg Co., 4.45%, 5/30/16	10,000	10
Kellogg Co., 6.60%, 4/1/11	95,000	102
Kraft Foods, Inc., 6.50%, 8/11/17	25,000	27
Kraft Foods, Inc., 6.875%, 1/26/39	25,000	27

Total		470

Gas Pipelines (0.1%)

CenterPoint Energy Resources Corp., 6.125%, 11/1/17	10,000	11
Enterprise Products Operating LLC, 5.25%, 1/31/20	10,000	10
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	15,000	15
Magellan Midstream Partners LP, 6.55%, 7/15/19	30,000	33
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	5,000	5
Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	20,000	22
Southern Natural Gas Co., 5.90%, 4/1/17 144A	20,000	21
TransCanada Pipelines, Ltd., 5.85%, 3/15/36	15,000	16

Total		133

Health Care/Pharmaceuticals (0.2%)

Abbott Laboratories, 6.15%, 11/30/37	20,000	23
Baxter International, Inc., 4.50%, 8/15/19	10,000	10
Bristol-Myers Squibb Co., 5.875%, 11/15/36	20,000	22

Investment Grade Segment (6.0%)	Shares/ $ Par	Value $ (000’s)
Health Care/Pharmaceuticals continued
Bristol-Myers Squibb Co., 6.125%, 5/1/38	15,000	17
Eli Lilly and Co., 5.55%, 3/15/37	40,000	44
Express Scripts, Inc., 6.25%, 6/15/14	15,000	16
Express Scripts, Inc., 7.25%, 6/15/19	10,000	12
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	20,000	24
Johnson & Johnson, 5.95%, 8/15/37	40,000	46
Merck & Co., 5.75%, 11/15/36	5,000	5
Novartis Securities Investment, Ltd., 5.125%, 2/10/19	10,000	11
Pfizer, Inc., 5.35%, 3/15/15	15,000	17
Pfizer, Inc., 6.20%, 3/15/19	25,000	28
Wyeth, 5.50%, 3/15/13	60,000	65
Wyeth, 5.50%, 2/15/16	5,000	5
Wyeth, 5.95%, 4/1/37	35,000	39

Total		384

Independent Finance (0.2%)

General Electric Capital Corp., 5.625%, 5/1/18	125,000	124
General Electric Capital Corp., 5.875%, 1/14/38	10,000	9
HSBC Finance Corp., 4.125%, 11/16/09	195,000	196
International Lease Finance Corp., 4.75%, 1/13/12	100,000	85
International Lease Finance Corp., 5.875%, 5/1/13	30,000	24

Total		438

Information/Data Technology (0.1%)

Fiserv, Inc., 6.125%, 11/20/12	65,000	70
Fiserv, Inc., 6.80%, 11/20/17	65,000	72

Total		142

Life Insurance (0.0%)

Prudential Financial, Inc., 3.625%, 9/17/12	5,000	5
Prudential Financial, Inc., 5.70%, 12/14/36	5,000	5

Total		10

Machinery (0.0%)

Caterpillar Financial Services Corp., 5.45%, 4/15/18	10,000	10

Total		10

Metals/Mining (0.0%)

Barrick North America Finance LLC, 6.80%, 9/15/18	25,000	29
Rio Tinto Finance USA, Ltd., 5.875%, 7/15/13	10,000	11
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	40,000	43
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	15,000	18
Vale Overseas, Ltd., 5.625%, 9/15/19	10,000	10

Total		111

Mortgage Banking (0.1%)

Nationwide Building Society, 2.50%, 8/17/12 144A	250,000	252

Total		252

Natural Gas Distributors (0.0%)

NiSource Finance Corp., 5.25%, 9/15/17	35,000	33
NiSource Finance Corp., 5.40%, 7/15/14	45,000	46
NiSource Finance Corp., 5.45%, 9/15/20	10,000	9
NiSource Finance Corp., 6.40%, 3/15/18	10,000	10

Total		98

Oil and Gas (0.3%)

Canadian Natural Resources, Ltd., 5.85%, 2/1/35	5,000	5
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	45,000	48
Canadian Natural Resources, Ltd., 6.50%, 2/15/37	70,000	77
Cenovus Energy, Inc., 5.70%, 10/15/19 144A	25,000	26

Investment Grade Segment (6.0%)	Shares/ $ Par	Value $ (000’s)
Oil and Gas continued
ConocoPhillips, 6.00%, 1/15/20	15,000	17
Devon Energy Corp., 7.95%, 4/15/32	25,000	31
EnCana Corp., 6.50%, 8/15/34	30,000	33
EnCana Corp., 6.50%, 2/1/38	10,000	11
EnCana Corp., 6.625%, 8/15/37	10,000	11
Hess Corp., 7.125%, 3/15/33	20,000	22
Hess Corp., 8.125%, 2/15/19	15,000	18
Husky Energy, Inc., 7.25%, 12/15/19	5,000	6
Kerr-McGee Corp., 6.95%, 7/1/24	5,000	5
Marathon Oil Corp., 6.60%, 10/1/37	10,000	11
Noble Energy, Inc., 8.25%, 3/1/19	45,000	54
Pemex Project Funding Master Trust, 6.625%, 6/15/35	15,000	15
Petro-Canada, 5.95%, 5/15/35	45,000	44
Suncor Energy, Inc., 6.50%, 6/15/38	20,000	21
Suncor Energy, Inc., 6.85%, 6/1/39	15,000	16
Valero Energy Corp., 6.625%, 6/15/37	20,000	18
XTO Energy, Inc., 5.30%, 6/30/15	15,000	16
XTO Energy, Inc., 6.50%, 12/15/18	50,000	55
XTO Energy, Inc., 6.75%, 8/1/37	10,000	11

Total		571

Other Finance (0.3%)

American Express Bank, 3.15%, 12/9/11	140,000	145
American Express Credit Corp., 5.125%, 8/25/14	15,000	16
Eaton Vance Corp., 6.50%, 10/2/17	5,000	5
PNC Financial Services Group, Inc., 8.25%, 5/21/13	125,000	119
Pooled Funding Trust I, 2.74%, 2/15/12 144A	370,000	379

Total		664

Other Services (0.1%)

Waste Management, Inc., 5.00%, 3/15/14	50,000	52
Waste Management, Inc., 6.10%, 3/15/18	65,000	69

Total		121

Other Transportation (0.0%)

FedEx Corp., 8.00%, 1/15/19	5,000	6

Total		6

Paper and Forest Products (0.0%)

International Paper, Co., 7.50%, 8/15/21	15,000	16

Total		16

Property and Casualty Insurance (0.0%)

The Progressive Corp., 6.70%, 6/15/37	15,000	13

Total		13

Railroads (0.1%)

Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	5,000	5
Burlington Northern Santa Fe Corp., 6.20%, 8/15/36	35,000	39
Canadian National Railway Co., 5.85%, 11/15/17	5,000	6
Canadian Pacific Railway Co., 5.95%, 5/15/37	5,000	5
CSX Corp., 5.60%, 5/1/17	15,000	16
Norfolk Southern Corp., 5.257%, 9/17/14	25,000	27
Norfolk Southern Corp., 5.75%, 1/15/16 144A	10,000	11
Union Pacific Corp., 5.65%, 5/1/17	15,000	16
Union Pacific Corp., 5.75%, 11/15/17	5,000	5
Union Pacific Corp., 6.65%, 1/15/11	45,000	48

Total		178

Real Estate Investment Trusts (0.4%)

AvalonBay Communities, Inc., 5.50%, 1/15/12	25,000	26

Investment Grade Segment (6.0%)	Shares/ $ Par	Value $ (000’s)
Real Estate Investment Trusts continued
AvalonBay Communities, Inc., 5.70%, 3/15/17	10,000	10
BRE Properties, Inc., 5.50%, 3/15/17	25,000	23
Developers Diversified Realty Corp., 5.375%, 10/15/12	80,000	75
Duke Realty LP, 5.95%, 2/15/17	45,000	41
ERP Operating LP, 5.25%, 9/15/14	120,000	122
ERP Operating LP, 5.75%, 6/15/17	25,000	25
HCP, Inc., 6.00%, 1/30/17	25,000	23
HCP, Inc., 6.70%, 1/30/18	10,000	10
HRPT Properties Trust, 5.75%, 11/1/15	65,000	60
ProLogis, 5.50%, 3/1/13	115,000	109
ProLogis, 5.75%, 4/1/16	65,000	58
Simon Property Group LP, 5.375%, 6/1/11	90,000	93
Simon Property Group LP, 5.60%, 9/1/11	50,000	52
Simon Property Group LP, 6.10%, 5/1/16	95,000	98

Total		825

Restaurants (0.0%)

Darden Restaurants, Inc., 6.80%, 10/15/37	35,000	37
Yum! Brands, Inc., 6.875%, 11/15/37	45,000	50

Total		87

Retail Food and Drug (0.1%)

CVS/Caremark Corp., 4.875%, 9/15/14	60,000	63
CVS/Caremark Corp., 5.75%, 6/1/17	25,000	27
CVS/Caremark Corp., 6.25%, 6/1/27	40,000	42
Delhaize Group, 6.50%, 6/15/17	40,000	44
The Kroger Co., 6.15%, 1/15/20	35,000	39
The Kroger Co., 7.50%, 4/1/31	40,000	50

Total		265

Retail Stores (0.1%)

The Home Depot, Inc., 5.875%, 12/16/36	45,000	44
Kohl’s Corp., 6.875%, 12/15/37	15,000	17
Nordstrom, Inc., 7.00%, 1/15/38	15,000	16
Target Corp., 5.375%, 5/1/17	35,000	38
Target Corp., 6.50%, 10/15/37	20,000	22
Wal-Mart Stores, Inc., 6.20%, 4/15/38	10,000	11

Total		148

Telecommunications (0.4%)

AT&T Corp., 8.00%, 11/15/31	200,000	249
British Telecommunications PLC, 8.625%, 12/15/30	35,000	45
Deutsche Telekom International Finance BV, 5.75%, 3/23/16	35,000	37
Embarq Corp., 6.738%, 6/1/13	20,000	22
Embarq Corp., 7.082%, 6/1/16	25,000	27
Embarq Corp., 7.995%, 6/1/36	10,000	10
France Telecom SA, 8.50%, 3/1/31	55,000	76
Rogers Communications, Inc., 6.80%, 8/15/18	50,000	56
Rogers Wireless, Inc., 6.375%, 3/1/14	50,000	55
Rogers Wireless, Inc., 8.00%, 12/15/12	74,000	76
Telecom Italia Capital SA, 6.20%, 7/18/11	100,000	107
Verizon Communications, Inc., 5.85%, 9/15/35	80,000	81
Verizon Communications, Inc., 6.10%, 4/15/18	90,000	97
Verizon Communications, Inc., 8.95%, 3/1/39	30,000	41

Total		979

Tobacco (0.2%)

Altria Group, Inc., 9.70%, 11/10/18	35,000	43
Altria Group, Inc., 9.95%, 11/10/38	40,000	54
Lorillard Tobacco Co., 8.125%, 6/23/19	35,000	40
Philip Morris International, Inc., 5.65%, 5/16/18	40,000	43
Philip Morris International, Inc., 6.375%, 5/16/38	30,000	34

Investment Grade Segment (6.0%)	Shares/ $ Par	Value $ (000’s)
Tobacco continued
Reynolds American, Inc., 6.75%, 6/15/17	15,000	16
Reynolds American, Inc., 7.25%, 6/15/37	15,000	15
Reynolds American, Inc., 7.625%, 6/1/16	115,000	123

Total		368

Utilities (0.0%)

Aquila, Inc., 7.95%, 2/1/11	6,000	6
Aquila, Inc., 11.875%, 7/1/12	55,000	64

Total		70

Vehicle Parts (0.0%)

Johnson Controls, Inc., 5.25%, 1/15/11	45,000	47
Johnson Controls, Inc., 6.00%, 1/15/36	30,000	27

Total		74

Total Investment Grade Segment (Cost: $12,960)		13,585

Governments (2.7%)

Governments (2.7%)

Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	1,956,000	2,132
(n) Overseas Private Investment, 4.10%, 11/15/14	68,880	72
(e) Tennesse Valley Authority Stripped, 0.00%, 4/15/42	1,000,000	967
US Department of Housing & Urban Development, 6.08%, 8/1/13	100,000	109
US Treasury, 1.00%, 9/30/11	135,000	135
US Treasury, 1.375%, 9/15/12	120,000	120
US Treasury, 2.375%, 8/31/14	375,000	377
US Treasury, 3.25%, 5/31/16	15,000	15
US Treasury, 3.625%, 8/15/19	110,000	113
US Treasury, 4.25%, 5/15/39	475,000	491
US Treasury, 5.25%, 2/15/29	986,000	1,145
US Treasury Inflation Index Bond, 2.00%, 4/15/12	166,626	173
US Treasury Inflation Index Bond, 2.625%, 7/15/17	286,794	311

Total Governments (Cost: $5,939)		6,160

Municipal Bonds (0.1%)
Municipal Bonds (0.1%)

New Jersey Turnpike Authority, Series F, 7.414%, 1/1/40 RB	25,000	31
New York Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	35,000	43
North Carolina Turnpike Authority, Series B, 6.70%, 1/1/39 RB	20,000	21
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	5,000	6
State of California, Series 2009, 7.55%, 4/1/39 GO	50,000	55
The University of Texas Systems, Series 2009B, 6.276%, 8/15/41 RB	10,000	11

Total Municipal Bonds (Cost: $149)		167

Structured Products (11.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products (11.7%)

AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/21	1,183,000	1,278
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.543%, 2/14/43 IO	2,307,049	91
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	93,590	57
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	111,920	69
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.837%, 6/10/49	151,000	124
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.867%, 4/10/49	298,000	257
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.306%, 1/25/37	90,975	50
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.336%, 5/25/37	148,335	136
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	140,000	152
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.888%, 6/10/17	336,000	293
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	40,365	36
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	48,284	48
Countrywide Alternative Loan Trust, Series 2003-J1, Class 1A8, 5.25%, 10/25/33	1,097,892	984
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.445%, 1/25/36	61,517	44
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 6A1, 5.50%, 8/25/20	103,535	103
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	85,000	73
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	123,143	102
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	135,033	111
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	104,140	106
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	143,660	151

Structured Products (11.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	307,608	322
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	92,711	97
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	209,413	222
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	28,421	30
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	110,518	116
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	113,242	120
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	37,062	40
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	116,925	126
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	23,717	25
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	163,018	173
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	349,774	371
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	115,325	121
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	607,843	637
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	362,544	401
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	154,521	164
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	121,129	131
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	139,336	147
Federal National Mortgage Association, 4.50%, 6/1/19	289,426	305
Federal National Mortgage Association, 4.50%, 12/1/19	33,178	35
Federal National Mortgage Association, 4.50%, 7/1/20	161,626	169
Federal National Mortgage Association, 5.00%, 3/1/20	139,566	148
Federal National Mortgage Association, 5.00%, 4/1/20	55,921	59
Federal National Mortgage Association, 5.00%, 5/1/20	218,232	230
Federal National Mortgage Association, 5.00%, 11/1/34	825,506	856
Federal National Mortgage Association, 5.00%, 4/1/35	126,824	131
Federal National Mortgage Association, 5.00%, 7/1/35	345,038	358

Structured Products (11.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal National Mortgage Association, 5.00%, 10/1/35	61,460	64
Federal National Mortgage Association, 5.00%, 1/1/39	128,472	133
Federal National Mortgage Association, 5.32%, 4/1/14	133,841	145
Federal National Mortgage Association, 5.38%, 1/1/17	151,000	162
Federal National Mortgage Association, 5.50%, 4/1/21	122,579	130
Federal National Mortgage Association, 5.50%, 10/1/34	397,291	418
Federal National Mortgage Association, 5.50%, 3/1/35	148,357	157
Federal National Mortgage Association, 5.50%, 7/1/35	61,010	64
Federal National Mortgage Association, 5.50%, 8/1/35	95,675	101
Federal National Mortgage Association, 5.50%, 9/1/35	977,470	1,027
Federal National Mortgage Association, 5.50%, 10/1/35	996,829	1,047
Federal National Mortgage Association, 5.50%, 11/1/35	761,449	799
Federal National Mortgage Association, 5.50%, 2/1/37	629,850	660
Federal National Mortgage Association, 5.50%, 2/1/38	1,676,606	1,756
Federal National Mortgage Association, 5.50%, 4/1/38	2,668,424	2,795
Federal National Mortgage Association, 6.00%, 10/1/34	419,537	446
Federal National Mortgage Association, 6.00%, 11/1/34	292,502	311
Federal National Mortgage Association, 6.00%, 5/1/35	14,353	15
Federal National Mortgage Association, 6.00%, 6/1/35	2,519	3
Federal National Mortgage Association, 6.00%, 7/1/35	162,926	173
Federal National Mortgage Association, 6.00%, 10/1/35	121,173	128
Federal National Mortgage Association, 6.00%, 11/1/35	247,053	262
Federal National Mortgage Association, 6.00%, 9/1/36	107,371	114
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	324,315	350
Federal National Mortgage Association, 6.50%, 1/1/39	775,412	830
Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	555,000	595

Structured Products (11.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	326,199	345
First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	162,247	133
Government National Mortgage Association, 5.00%, 8/20/39	723,929	750
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 0.343%, 11/5/21 144A	33,433	28
(n) GS Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	40,000	33
(n) GS Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.091%, 7/12/38 144A	30,000	29
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4A, 5.721%, 3/18/51 144A	522,000	457
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	47,000	50
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	140,000	136
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	150,000	168
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	64,354	70
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	50,671	50
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 0.316%, 1/25/37	153,418	56
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4, 5.81%, 6/12/50	147,000	114
Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	387,000	393
Residential Funding Mortgage Securities I, Inc., Series 2003-S18, Class A1, 4.50%, 10/25/18	28,229	28
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.336%, 3/25/37	127,437	104
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.356%, 3/25/37	115,011	105
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.366%, 9/25/46	146,160	140

Structured Products (11.7%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.376%, 6/25/37	173,529	157
Volkswagen Auto Loan Enhanced Trust, Series 2008-2, Class A4A, 6.24%, 7/20/15	135,000	146
Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.783%, 11/25/34	56,302	50
Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	78,116	78
Wells Fargo Mortgage Backed Securities, Series 2003-12, Class A1, 4.75%, 11/25/18	10,389	10
Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	64,350	64
Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%, 9/25/35	216,605	198
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	188,962	173

Total Structured Products (Cost: $25,809)		26,549

Below Investment Grade Segment (9.6%)
Aerospace/Defense (0.3%)

Alliant Techsystems, Inc., 6.75%, 4/1/16	70,000	68
Bombardier, Inc., 8.00%, 11/15/14 144A	45,000	46
(c) Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	107,000	68
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	65,000	40
L-3 Communications Corp., 6.375%, 10/15/15	340,000	343
L-3 Communications Corp., 7.625%, 6/15/12	45,000	46
Spirit AeroSystems, Inc., 7.50%, 10/1/17 144A	20,000	20
(n) TransDigm, Inc., 7.75%, 7/15/14 144A	35,000	34

Total		665

Autos/Vehicle Parts (0.3%)

American Axle & Manufacturing, Inc., 7.875%, 3/1/17	180,000	124
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	110,000	106
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	45,000	42
Ford Motor Credit Co. LLC, 9.875%, 8/10/11	225,000	228
(d) General Motors Corp., 7.20%, 1/15/11	30,000	5
(d) General Motors Corp., 8.375%, 7/15/33	120,000	20
The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	75,000	81
TRW Automotive, Inc., 7.25%, 3/15/17 144A	50,000	44
(d) Visteon Corp., 8.25%, 8/1/10	75,000	18
(d) Visteon Corp., 12.25%, 12/31/16 144A	90,000	23

Total		691

Basic Materials (1.1%)

(d) Abitibi-Consolidated Co. of Canada, 15.50%, 7/15/10 144A	70,000	13
Arch Coal, Inc., 8.75%, 8/1/16 144A	55,000	57

Below Investment Grade Segment (9.6%)	Shares/ $ Par	Value $ (000’s)
Basic Materials continued
Ashland, Inc., 9.125%, 6/1/17 144A	55,000	59
Ball Corp., 7.125%, 9/1/16	30,000	31
Ball Corp., 7.375%, 9/1/19	25,000	25
BWAY Corp., 10.00%, 4/15/14 144A	40,000	42
Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 11/15/13	36,000	36
Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	50,000	51
Domtar Corp., 10.75%, 6/1/17	50,000	56
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	185,000	205
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	15,000	16
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	150,000	160
Georgia-Pacific LLC, 7.00%, 1/15/15 144A	137,000	135
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	52,000	51
Georgia-Pacific LLC, 8.25%, 5/1/16 144A	65,000	67
Graham Packaging Co. LP/GPC Capital Corp. I, 9.875%, 10/15/14	35,000	36
Graphic Packaging International, Inc., 9.50%, 8/15/13	65,000	67
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	110,000	95
Huntsman International LLC, 5.50%, 6/30/16 144A	35,000	30
Huntsman International LLC, 7.375%, 1/1/15	55,000	50
Invista, 9.25%, 5/1/12 144A	55,000	55
Nalco Co., 8.25%, 5/15/17 144A	60,000	63
NewPage Corp., 10.00%, 5/1/12	60,000	40
NewPage Corp., 11.375%, 12/31/14 144A	85,000	83
Norampac Industries, Inc., 6.75%, 6/1/13	45,000	43
Novelis, Inc., 7.25%, 2/15/15	162,000	140
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/16	65,000	66
Peabody Energy Corp., 7.375%, 11/1/16	15,000	15
Peabody Energy Corp., 7.875%, 11/1/26	90,000	86
(d) Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17	90,000	64
(d) Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	75,000	53
Steel Dynamics, Inc., 6.75%, 4/1/15	70,000	67
Teck Resources, Ltd., 9.75%, 5/15/14	100,000	110
Teck Resources, Ltd., 10.25%, 5/15/16	25,000	28
Teck Resources, Ltd., 10.75%, 5/15/19	75,000	87
Texas Industries, Inc., 7.25%, 7/15/13	35,000	34
Weyerhaeuser Co., 7.375%, 10/1/19	110,000	110

Total		2,426

Capital Goods (0.3%)

Case Corp., 7.25%, 1/15/16	110,000	105
Case New Holland, Inc., 7.125%, 3/1/14	80,000	78
Case New Holland, Inc., 7.75%, 9/1/13 144A	35,000	35
D.R. Horton, Inc., 5.375%, 6/15/12	30,000	30
D.R. Horton, Inc., 7.875%, 8/15/11	10,000	11
Da-Lite Screen Co., Inc., 9.50%, 5/15/11	45,000	41
RSC Equipment Rental, Inc., 9.50%, 12/1/14	123,000	119
RSC Equipment Rental, Inc., 10.00%, 7/15/17 144A	70,000	75
SPX Corp., 7.625%, 12/15/14	75,000	76
Terex Corp., 8.00%, 11/15/17	55,000	50
United Rentals North America, Inc., 10.875%, 6/15/16 144A	70,000	75

Total		695

Below Investment Grade Segment (9.6%)	Shares/ $ Par	Value $ (000’s)
Consumer Products/Retailing (0.4%)

GameStop Corp./GameStop, Inc., 8.00%, 10/1/12	80,000	83
J.C. Penney Corp., 6.875%, 10/15/15	30,000	30
J.C. Penney Corp., 7.95%, 4/1/17	15,000	15
Levi Strauss & Co., 8.875%, 4/1/16	90,000	91
Limited Brands, Inc., 8.50%, 6/15/19 144A	75,000	78
Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	10,000	8
The Neiman Marcus Group, Inc., 10.375%, 10/15/15	120,000	103
QVC, Inc., 7.50%, 10/1/19 144A	150,000	150
Rite Aid Corp., 7.50%, 3/1/17	86,000	76
Rite Aid Corp., 9.375%, 12/15/15	45,000	37
Rite Aid Corp., 9.75%, 6/12/16 144A	25,000	27
Rite Aid Corp., 10.375%, 7/15/16	35,000	35
SUPERVALU, Inc., 7.50%, 11/15/14	80,000	80
SUPERVALU, Inc., 8.00%, 5/1/16	65,000	67
TRU 2005 Re Holding Co. I LLC, 10.75%, 7/15/17 144A	60,000	64
Visant Holding Corp., 10.25%, 12/1/13	5,000	5
Warnaco, Inc., 8.875%, 6/15/13	45,000	46

Total		995

Energy (1.3%)

Basic Energy Services, Inc., 7.125%, 4/15/16	60,000	47
Basic Energy Services, Inc., 11.625%, 8/1/14 144A	25,000	26
CenterPoint Energy, Inc., 6.50%, 5/1/18	20,000	20
Chesapeake Energy Corp., 6.375%, 6/15/15	58,000	54
Chesapeake Energy Corp., 6.625%, 1/15/16	99,000	93
Chesapeake Energy Corp., 7.25%, 12/15/18	55,000	52
Chesapeake Energy Corp., 7.50%, 9/15/13	45,000	45
Chesapeake Energy Corp., 7.625%, 7/15/13	45,000	45
Chesapeake Energy Corp., 9.50%, 2/15/15	50,000	53
Cimarex Energy Co., 7.125%, 5/1/17	80,000	74
CMS Energy Corp., 6.875%, 12/15/15	100,000	100
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	33,000	33
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16 144A	70,000	74
Complete Production Services, Inc., 8.00%, 12/15/16	35,000	32
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	60,000	49
El Paso Corp., 7.00%, 6/15/17	110,000	108
El Paso Corp., 7.25%, 6/1/18	90,000	88
El Paso Corp., 7.75%, 1/15/32	90,000	82
El Paso Corp., 8.25%, 2/15/16	35,000	36
Forest Oil Corp., 7.25%, 6/15/19	90,000	84
Forest Oil Corp., 8.50%, 2/15/14 144A	35,000	35
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	100,000	100
Key Energy Services, Inc., 8.375%, 12/1/14	85,000	81
Linn Energy LLC, 9.875%, 7/1/18	55,000	56
Linn Energy LLC, 11.75%, 5/15/17 144A	60,000	65
Mariner Energy, Inc., 8.00%, 5/15/17	34,000	31
Mariner Energy, Inc., 11.75%, 6/30/16	50,000	54
Newfield Exploration Co., 6.625%, 9/1/14	15,000	15
Newfield Exploration Co., 6.625%, 4/15/16	65,000	64
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., 10.875%, 6/1/16 144A	25,000	26
OPTI Canada, Inc., 8.25%, 12/15/14	135,000	105
Petrohawk Energy Corp., 7.875%, 6/1/15	35,000	34

Below Investment Grade Segment (9.6%)	Shares/ $ Par	Value $ (000’s)
Energy continued
Petrohawk Energy Corp., 9.125%, 7/15/13	88,000	90
Petrohawk Energy Corp., 10.50%, 8/1/14 144A	25,000	27
Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	42,000	38
Pioneer Natural Resources Co., 6.875%, 5/1/18	110,000	105
Plains Exploration & Production Co., 7.00%, 3/15/17	55,000	52
Plains Exploration & Production Co., 7.625%, 6/1/18	35,000	34
Plains Exploration & Production Co., 7.75%, 6/15/15	40,000	40
Plains Exploration & Production Co., 8.625%, 10/15/19	55,000	56
Pride International, Inc., 7.375%, 7/15/14	45,000	46
Pride International, Inc., 8.50%, 6/15/19	70,000	77
Range Resources Corp., 6.375%, 3/15/15	72,000	70
Range Resources Corp., 7.25%, 5/1/18	10,000	10
Range Resources Corp., 7.50%, 5/15/16	15,000	15
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	35,000	34
SandRidge Energy, Inc., 9.875%, 5/15/16 144A	65,000	68
SESI LLC, 6.875%, 6/1/14	85,000	81
Southwestern Energy Co., 7.50%, 2/1/18	70,000	71
Tesoro Corp., 6.50%, 6/1/17	140,000	127
W&T Offshore, Inc., 8.25%, 6/15/14 144A	85,000	77
Whiting Petroleum Corp., 7.25%, 5/1/13	73,000	73

Total		3,052

Financials (0.7%)

Bank of America Corp., 8.125%, 12/29/49	25,000	22
Capmark Financial Group, Inc., 8.30%, 5/10/17	5,000	1
Crum & Forster Holdings Corp., 7.75%, 5/1/17	64,000	59
E*TRADE Financial Corp., 0.00%, 8/31/19	100,000	169
E*TRADE Financial Corp., 7.875%, 12/1/15	100,000	88
General Motors Acceptance Corp., Inc., 6.00%, 12/15/11 144A	79,000	73
General Motors Acceptance Corp., Inc., 6.875%, 9/15/11	50,000	47
General Motors Acceptance Corp., Inc., 6.875%, 8/28/12	70,000	64
General Motors Acceptance Corp., Inc., 7.25%, 3/2/11	205,000	197
General Motors Acceptance Corp., Inc., 7.50%, 12/31/13 144A	13,000	11
General Motors Acceptance Corp., Inc., 8.00%, 12/13/18 144A	16,000	12
General Motors Acceptance Corp., Inc., 8.00%, 11/1/31 144A	113,000	91
LaBranche & Co., Inc., 11.00%, 5/15/12	38,000	37
SLM Corp., 4.50%, 7/26/10	140,000	136
SLM Corp., 5.375%, 1/15/13	10,000	8
SLM Corp., 5.375%, 5/15/14	35,000	27
SLM Corp., 5.45%, 4/25/11	255,000	241
SLM Corp., 8.45%, 6/15/18	70,000	56
Wells Fargo & Co., 7.98%, 3/29/49	40,000	36
Wells Fargo Capital XIII, 7.70%, 12/29/49	125,000	110
Zions Bancorporation, 7.75%, 9/23/14	105,000	94

Total		1,579

Foods (0.4%)

Chiquita Brands International, 7.50%, 11/1/14	70,000	70
Constellation Brands, Inc., 7.25%, 9/1/16	170,000	169
Constellation Brands, Inc., 7.25%, 5/15/17	70,000	70
Constellation Brands, Inc., 8.375%, 12/15/14	40,000	42
Dole Food Co., 8.00%, 10/1/16 144A	50,000	50
Dole Food Co., 13.875%, 3/15/14 144A	45,000	53

Below Investment Grade Segment (9.6%)	Shares/ $ Par	Value $ (000’s)
Foods continued
(d) Pilgrim’s Pride Corp., 7.625%, 5/1/15	104,000	113
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	55,000	56
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	65,000	66
Smithfield Foods, Inc., 7.75%, 5/15/13	53,000	47
Smithfield Foods, Inc., 7.75%, 7/1/17	60,000	49
Smithfield Foods, Inc., 10.00%, 7/15/14 144A	60,000	63

Total		848

Gaming/Leisure/Lodging (0.9%)

AMC Entertainment, Inc., 8.75%, 6/1/19	65,000	67
AMC Entertainment, Inc., 11.00%, 2/1/16	54,000	58
Caesars Entertainment, Inc., 8.125%, 5/15/11	65,000	63
Cinemark USA, Inc., 8.625%, 6/15/19 144A	25,000	26
Corrections Corp. of America, 7.75%, 6/1/17	80,000	83
Felcor Lodging LP, 8.50%, 6/1/11	83,000	83
Felcor Lodging LP, 10.00%, 10/1/14 144A	50,000	48
Harrah’s Operating Co., 10.00%, 12/15/18 144A	143,000	114
Harrah’s Operating Co., 11.25%, 6/1/17 144A	80,000	81
Harrah’s Operating Escrow LLC/Harrah’s Escrow Corp., 11.25%, 6/1/17 144A	100,000	103
The Hertz Corp., 8.875%, 1/1/14	60,000	61
Host Hotels & Resorts LP, 7.125%, 11/1/13	170,000	168
Las Vegas Sands Corp., 6.375%, 2/15/15	150,000	134
Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 144A	110,000	40
MGM MIRAGE, Inc., 6.75%, 9/1/12	65,000	54
MGM MIRAGE, Inc., 7.50%, 6/1/16	145,000	112
MGM MIRAGE, Inc., 8.375%, 2/1/11	85,000	79
MGM MIRAGE, Inc., 10.375%, 5/15/14 144A	50,000	53
MGM MIRAGE, Inc., 11.125%, 11/15/17 144A	70,000	77
Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	95,000	64
Mohegan Tribal Gaming Authority, 8.00%, 4/1/12	30,000	25
Penn National Gaming, Inc., 8.75%, 8/15/19 144A	40,000	40
Pinnacle Entertainment, Inc., 8.625%, 8/1/17 144A	25,000	25
Seminole Hard Rock Entertainment, Inc., 2.799%, 3/15/14 144A	45,000	36
Speedway Motorsports, Inc., 8.75%, 6/1/16 144A	50,000	52
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	65,000	68
Universal City Florida Holding Co. I & II, 8.375%, 5/1/10	33,000	32
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	290,000	277

Total		2,123

Health Care/Pharmaceuticals (0.8%)

Apria Healthcare Group, Inc., 12.375%, 11/1/14 144A	50,000	53
(c) Biomet, Inc., 10.375%, 10/15/17	110,000	117
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16 144A	65,000	67
CHS/Community Health Systems, Inc., 8.875%, 7/15/15	175,000	179
DaVita, Inc., 7.25%, 3/15/15	85,000	84
Elan Corp. PLC, 8.75%, 10/15/16 144A	35,000	34
FMC Finance III SA, 6.875%, 7/15/17	45,000	44
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	30,000	31
Fresenius US Finance II, Inc., 9.00%, 7/15/15 144A	35,000	38
HCA, Inc., 7.875%, 2/15/20 144A	50,000	50
HCA, Inc., 8.50%, 4/15/19 144A	50,000	52

Below Investment Grade Segment (9.6%)	Shares/ $ Par	Value $ (000’s)
Health Care/Pharmaceuticals continued
HCA, Inc., 9.125%, 11/15/14	58,000	60
HCA, Inc., 9.25%, 11/15/16	188,000	194
(c) HCA, Inc., 9.625%, 11/15/16	91,000	95
HCA, Inc., 9.875%, 2/15/17 144A	10,000	11
Health Management Associates, Inc., 6.125%, 4/15/16	85,000	79
Inverness Medical Innovations, Inc., 7.875%, 2/1/16 144A	30,000	29
Senior Housing Properties Trust, 8.625%, 1/15/12	45,000	46
Service Corp. International, 6.75%, 4/1/15	20,000	20
Service Corp. International, 6.75%, 4/1/16	60,000	59
Service Corp. International, 7.375%, 10/1/14	15,000	15
Tenet Healthcare Corp., 7.375%, 2/1/13	55,000	54
Tenet Healthcare Corp., 8.875%, 7/1/19 144A	105,000	111
US Oncology, Inc., 9.125%, 8/15/17 144A	60,000	63
Valeant Pharmaceuticals International, 8.375%, 6/15/16 144A	30,000	30
Ventas Realty LP/Ventas Capital Corp., 6.50%, 6/1/16	130,000	127

Total		1,742

Media (0.8%)

(d) CCH I LLC/CCH I Capital Corp., 11.00%, 10/1/15	100,000	19
(d) CCH II LLC/CCH II Capital Corp., 10.25%, 9/15/10	120,000	134
CSC Holdings, Inc., 7.625%, 4/1/11	60,000	62
CSC Holdings, Inc., 7.875%, 2/15/18	132,000	135
CSC Holdings, Inc., 8.50%, 4/15/14 144A	20,000	21
CSC Holdings, Inc., 8.625%, 2/15/19 144A	35,000	37
(d) Dex Media West LLC/Dex Media West Finance Co., 8.50%, 8/15/10	50,000	43
(d) Dex Media West LLC/Dex Media West Finance Co., 9.875%, 8/15/13	105,000	19
DISH DBS Corp., 7.125%, 2/1/16	85,000	84
DISH DBS Corp., 7.75%, 5/31/15	80,000	82
DISH DBS Corp., 7.875%, 9/1/19 144A	215,000	218
Intelsat Corp., 9.25%, 8/15/14	55,000	56
Intelsat Jackson Holdings, Ltd., 11.25%, 6/15/16	55,000	59
Intelsat Subsidiary Holding Co., 8.875%, 1/15/15 144A	10,000	10
Intelsat, Ltd., 7.625%, 4/15/12	70,000	68
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17 144A	25,000	27
Kabel Deutschland GmbH, 10.625%, 7/1/14	90,000	95
Lamar Media Corp., 6.625%, 8/15/15	125,000	116
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	25,000	25
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19 144A	35,000	36
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	30,000	31
Nielsen Finance LLC/Nielsen Finance Co., 11.625%, 2/1/14	35,000	37
Quebecor Media, Inc., 7.75%, 3/15/16	90,000	89
(d) RH Donnelley, Inc., 11.75%, 5/15/15 144A	70,000	40
Sirius XM Radio, Inc., 9.75%, 9/1/15 144A	10,000	10
Univision Communications, Inc., 12.00%, 7/1/14 144A	45,000	48
Videotron Ltee, 6.375%, 12/15/15	25,000	24
Videotron Ltee, 6.875%, 1/15/14	70,000	69
Videotron Ltee, 9.125%, 4/15/18	15,000	16
Virgin Media Finance PLC, 9.50%, 8/15/16	135,000	142

Below Investment Grade Segment (9.6%)	Shares/ $ Par	Value $ (000’s)
Media continued
XM Satellite Radio, Inc., 11.25%, 6/15/13 144A	40,000	42

Total		1,894

Real Estate (0.1%)

Colonial Realty LP, 6.05%, 9/1/16	20,000	18
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.125%, 2/15/13	100,000	96
iStar Financial, Inc., 5.15%, 3/1/12	75,000	44
iStar Financial, Inc., 8.625%, 6/1/13	30,000	19

Total		177

Services (0.1%)

ARAMARK Corp., 8.50%, 2/1/15	70,000	71
WCA Waste Corp., 9.25%, 6/15/14	65,000	62

Total		133

Technology (0.3%)

First Data Corp., 9.875%, 9/24/15	100,000	92
Flextronics International, Ltd., 6.50%, 5/15/13	53,000	52
(c) Freescale Semiconductor, Inc., 9.125%, 12/15/14	61,913	43
Iron Mountain, Inc., 7.75%, 1/15/15	70,000	71
Iron Mountain, Inc., 8.00%, 6/15/20	115,000	116
Iron Mountain, Inc., 8.375%, 8/15/21	40,000	41
STATS ChipPAC, Ltd., 6.75%, 11/15/11	43,000	43
STATS ChipPAC, Ltd., 7.50%, 7/19/10	50,000	50
Stream Global Services, Inc., 11.25%, 10/1/14 144A	15,000	14
Sungard Data Systems, Inc., 10.625%, 5/15/15 144A	65,000	69
SunGard Data Systems, Inc., 9.125%, 8/15/13	45,000	45
Unisys Corp., 12.75%, 10/15/14 144A	29,000	31
Unisys Corp., 14.25%, 9/15/15 144A	25,000	26

Total		693

Telecommunications (0.9%)

CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 144A	65,000	67
(n) Cincinnati Bell, Inc., 8.25%, 10/15/17	90,000	89
Cricket Communications, Inc., 7.75%, 5/15/16 144A	100,000	101
Cricket Communications, Inc., 10.00%, 7/15/15	35,000	36
Crown Castle International Corp., 9.00%, 1/15/15	15,000	16
Frontier Communications Corp., 8.125%, 10/1/18	75,000	75
Frontier Communications Corp., 8.25%, 5/1/14	85,000	88
Frontier Communications Corp., 9.00%, 8/15/31	95,000	93
MetroPCS Wireless, Inc., 9.25%, 11/1/14	85,000	87
Nextel Communications, Inc., 6.875%, 10/31/13	65,000	60
Qwest Communications International, Inc., 8.00%, 10/1/15 144A	75,000	75
Qwest Corp., 6.50%, 6/1/17	85,000	80
Qwest Corp., 7.50%, 10/1/14	16,000	16
Qwest Corp., 7.625%, 6/15/15	55,000	56
Qwest Corp., 7.875%, 9/1/11	67,000	69
Qwest Corp., 8.375%, 5/1/16 144A	45,000	47
SBA Telecommunications, Inc., 8.00%, 8/15/16 144A	50,000	51
SBA Telecommunications, Inc., 8.25%, 8/15/19 144A	35,000	36
Sprint Capital Corp., 6.90%, 5/1/19	125,000	112
Sprint Capital Corp., 8.375%, 3/15/12	225,000	232
Sprint Nextel Corp., 6.00%, 12/1/16	120,000	107
Sprint Nextel Corp., 8.375%, 8/15/17	100,000	100
Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	100,000	113

Below Investment Grade Segment (9.6%)	Shares/ $ Par	Value $ (000’s)
Telecommunications continued
Windstream Corp., 7.00%, 3/15/19	55,000	51
Windstream Corp., 7.875%, 11/1/17 144A	20,000	20
Windstream Corp., 8.125%, 8/1/13	85,000	87
Windstream Corp., 8.625%, 8/1/16	95,000	97

Total		2,061

Transportation (0.2%)

Kansas City Southern de Mexico SAB de CV, 7.375%, 6/1/14	95,000	92
Kansas City Southern de Mexico SAB de CV, 7.625%, 12/1/13	35,000	34
Kansas City Southern de Mexico SAB de CV, 9.375%, 5/1/12	67,000	68
Stena AB, 7.50%, 11/1/13	215,000	200

Total		394

Utilities (0.7%)

The AES Corp., 7.75%, 10/15/15	110,000	111
The AES Corp., 8.00%, 10/15/17	65,000	65
The AES Corp., 8.00%, 6/1/20	55,000	55
CMS Energy Corp., 8.75%, 6/15/19	20,000	22
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	55,000	50
Dynegy Holdings, Inc., 7.50%, 6/1/15	100,000	92
Dynegy Holdings, Inc., 7.75%, 6/1/19	65,000	55
Dynegy Holdings, Inc., 8.375%, 5/1/16	110,000	103
Edison Mission Energy, 7.00%, 5/15/17	90,000	75
Edison Mission Energy, 7.20%, 5/15/19	149,000	121
Elwood Energy LLC, 8.159%, 7/5/26	83,923	74
Energy Future Holdings Corp., 10.875%, 11/1/17	85,000	64
Indiantown Cogeneration LP, 9.77%, 12/15/20	130,000	128
Mirant Americas Generation LLC, 8.50%, 10/1/21	165,000	143
NRG Energy, Inc., 7.25%, 2/1/14	65,000	64
NRG Energy, Inc., 7.375%, 2/1/16	45,000	43
NRG Energy, Inc., 7.375%, 1/15/17	66,000	64
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	81,000	72
NV Energy, Inc., 8.625%, 3/15/14	27,000	28
RRI Energy, Inc., 7.625%, 6/15/14	70,000	69
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	295,000	214

Total		1,712

Total Below Investment Grade Segment (Cost: $21,558)		21,880

Short-Term Investments (18.6%)

Electric Utilities (1.3%)

(b) Xcel Energy, Inc., 0.33%, 10/14/09	3,000,000	3,000

Total		3,000

Federal Government & Agencies (3.2%)

(b) Federal Home Loan Bank, 0.15%, 11/12/09	4,200,000	4,199
(b) Federal Home Loan Bank, 0.23%, 10/13/09	3,000,000	3,000

Total		7,199

Short-Term Investments (18.6%)	Shares/ $ Par	Value $ (000’s)
Finance Lessors (1.3%)

(b) Gemini Securitization Corp. LLC, 0.22%, 11/9/09	3,000,000	2,999

Total		2,999

Finance Services (4.9%)

Alpine Securitization Corp., 0.20%, 10/6/09	3,000,000	3,000
Barton Capital LLC, 0.20%, 10/5/09	3,000,000	3,000
(k) Ciesco LLC, 0.10%, 10/1/09	2,100,000	2,100
Ciesco LLC, 0.27%, 10/22/09	3,000,000	2,999

Total		11,099

Miscellaneous Business Credit Institutions (1.3%)

Park Avenue Receivables Corp., 0.19%, 10/5/09	3,000,000	3,000

Total		3,000

Oil and Gas (2.7%)

Devon Energy Corp., 0.20%, 10/1/09	3,000,000	3,000
Sempra Global, 0.23%, 10/9/09	3,000,000	3,000

Total		6,000

Personal Credit Institutions (1.3%)

Bryant Park Funding LLC, 0.20%, 10/27/09	3,000,000	3,000

Total		3,000

Short Term Business Credit (2.6%)

Falcon Asset Securitization Co. LLC, 0.19%, 10/16/09	3,000,000	3,000
Sheffield Receivables Corp., 0.20%, 11/5/09	3,000,000	2,999

Total		5,999

Total Short-Term Investments (Cost: $42,296)		42,296

Total Investments (97.9%) (Cost: $211,282)(a)		222,169

Other Assets, Less Liabilities (2.1%)		4,769

Net Assets (100.0%)		226,938

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009 the value of these securities (in thousands) was, $8,191 representing 3.61% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At September 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $211,282 and the net unrealized appreciation of investments based on that cost was $10,887 which is comprised of $18,160 aggregate gross unrealized appreciation and $7,273 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long) (Total Notional Value at September 30, 2009, $1,352)	4	12/09	$26
Russell 2000 Mini Index Futures (Long) (Total Notional Value at September 30, 2009, $1,477)	25	12/09	31
S&P 500 Index Futures (Long) (Total Notional Value at September 30, 2009, $4,667)	18	12/09	70
US Five Year Note Commodity (Long) (Total Notional Value at September 30, 2009, $688)	6	12/09	9
US Long Bond (CBT) Commodity (Short) (Total Notional Value at September 30, 2009, $1,671)	14	12/09	(28)
US Ten Year Treasury Note (Short) (Total Notional Value at September 30, 2009, $4,326)	37	12/09	(52)
US Two Year Treasury Note (Long) (Total Notional Value at September 30, 2009, $3,454)	16	12/09	18

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(j)	Swap agreements outstanding on September 30, 2009

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Barclays Bank PLC	iShares MSCI Emerging Markets Index	3 Month USD LIBOR -30 Basis Points (Bps)	iShares MSCI Emerging Markets Index Total Return	8/10	5,792	$628
Credit Suisse International	Russell 1000 Value Index	3-Month USD LIBOR -5 Bps	Russell 1000 Value Index Total Return	2/10	30,161	2,043
Credit Suisse International	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	3-Month USD LIBOR -20 Bps	2/10	29,696	(1,925)
Goldman Sachs International	MSCI Daily Net EAFE Index	3 Month USD LIBOR -25 Bps	MSCI Daily Net EAFE Index Total Return	8/10	21,999	1,901
JPMorgan Chase	Russell 2000 Growth Biotechnology Industry Index	3 Month USD LIBOR -120 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	12/09	142	3

						$2,650

(k)	Cash or securities with an aggregate value of $3,170 (in thousands) have been pledged as collateral for swap contracts outstanding on September 30, 2009.

(l)	As of September 30, 2009 portfolio securities with an aggregate value of $4 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(n)	At September 30, 2009 portfolio securities with an aggregate value of $257 (in thousands) were valued with reference to securities whose values are more readily available.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification (ASC 820.10) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, that segregates fair value measurements into levels. A summary of the fair value hierarchy under ASC 820.10.50-2 is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2009.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$106,425	$—	$—
Foreign Common Stocks -
Information Technology	—	4	—
Other Holdings	5,087	—	—
Preferred Stocks	16	—	—
US Government & Agency Bonds	—	6,160	—
Municipal Bonds	—	167	—
Corporate Bonds	—	35,465	—
Structured Products	—	26,549	—
Short-Term Instruments	—	42,296	—
Other Financial Instruments^	74	2,650	—

Total	$111,602	$113,291	$—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Patricia L. Van Kampen
Patricia L. Van Kampen, President

Date: November 16, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia L. Van Kampen
Patricia L. Van Kampen, President

Date: November 16, 2009

By:	/s/ Walter M. Givler
Walter M. Givler, Vice President,
Chief Financial Officer and Treasurer

Date: November 16, 2009